As filed with the Securities and Exchange Commission on April 29, 2020

Registration No. 333- 233812

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 322

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esq.

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA ADVISORY ANNUITY
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information You should know before You purchase a Transamerica Advisory Annuity. The prospectus describes a contract between each Owner and joint Owner (“You”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows You to allocate Your premium payments among the underlying fund portfolios.
This prospectus and the underlying fund prospectuses give You important information about the policies and the underlying fund portfolios. Please read them carefully before You invest and keep them for future reference. You can also contact us to get a Statement of Additional Information (“SAI”) free of charge. The SAI contains more information about this policy. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and the SAI is incorporated herein by reference. The prospectus and SAI can also be obtained from the SEC's website (www.sec.gov). The table of contents of the SAI is included at the end of this prospectus. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if You are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to Your policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
We want to let You know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in Your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let You know by mail each time a report is posted. The notification will have a URL for accessing the report.
If You’ve already elected to receive documents from us electronically, You’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing You need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If You’d like this option, give us a call at (800)525-6205, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2020
Statement of Additional Information Date: May 1, 2020

The Subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
DFA VA Equity Allocation Portfolio	DFA VA Equity Allocation Portfolio
DFA VA Global Bond Portfolio - Institutional Class	DFA VA Global Bond Portfolio - Institutional Class
DFA VA Global Moderate Allocation Portfolio	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small Portfolio	DFA VA International Small Portfolio
DFA VA International Value Portfolio	DFA VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio	DFA VA U.S. Targeted Value Portfolio
Vanguard VIF Balanced Portfolio	Vanguard VIF Balanced Portfolio
Vanguard VIF Capital Growth Portfolio	Vanguard VIF Capital Growth Portfolio
Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Conservative Allocation Portfolio
Vanguard VIF Diversified Value Portfolio	Vanguard VIF Diversified Value Portfolio
Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio	Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Global Bond Index Portfolio
Vanguard VIF Growth Portfolio	Vanguard VIF Growth Portfolio
Vanguard VIF High Yield Bond Portfolio	Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International Portfolio	Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Moderate Allocation Portfolio
Vanguard VIF Money Market Portfolio	Vanguard VIF Money Market Portfolio
Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Real Estate Index Portfolio
Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
ii

iii

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Administrative Office - Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization) - When You switch from the accumulation phase to the income phase and we begin to make annuity payments to You (or Your payee).
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Assumed Investment Return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Business Day—A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in your policy.
Death Proceeds – The amount payable upon death.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	premium payments; minus
•	withdrawals; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	service charges, premium taxes, and other charges, if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Separate Account - Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Valuation Period - The period of time from one determination of Accumulation Unit values and Annuity Unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each Business Day.
Written Notice - Written Notice, signed by the Owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.
1

INTRODUCTION
How to buy this variable annuity*
√ Choose Between Qualified and Non-Qualified(1)(2)
	Qualified Policy(3,4) Minimum Initial Deposit	Non-Qualified Policy(5) Minimum Initial Deposit	Surrender Charge Period	Mortality & Expense Risk and Administrative Charges(6)
Advisory Annuity	$1,000	$5,000	0 years	0.30%
(1)	If you purchase the policy as an individual retirement annuity or as part of a 403(b) plan, 457 plan, a profit sharing plan including a 401(k) plan, or certain other employer sponsored programs, your policy is referred to as a qualified policy. If you purchase the policy other than as part of any arrangement described in the preceding sentence, the policy is referred to as a non-qualified policy.
(2)	This table does not show underlying fund portfolio expenses or annual service charge. This variable annuity may not be available through Your financial intermediary.
(3)	We currently issue new policies to the following plans: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 457(f) plans (in certain circumstances) and Section 401(a) plans (including profit sharing plans, defined benefit pension plans, defined contribution pension plans, 401(k) plans, combination defined benefit/contribution plans).
(4)	Includes anticipated premium at time of application from transfers or rollovers as indicated on Your application or electronic order form.
(5)	Includes anticipated premium at time of application from 1035 exchanges as indicated on Your application or electronic order form.
(6)	The mortality and expense risk charge will not be greater than 0.20% (as shown in the Fee Table and Example Examples). Currently the daily mortality and expense risk charge will be assessed at a rate corresponding to annual charge of 0.17%. The Administrative charge is 0.10%.
√ Choose investment options
•	Subaccounts – Underlying funds representing a range of investment strategies, objectives and asset classes.
You may move Your Policy Value among each of these investment options.
√ Choose optional guaranteed benefits (if desired)
Death Benefit	Return of Premium (Total premium payments minus withdrawals)
Additional fees apply. The optional death benefit may not be available for all policies, in all states, at all times or through all financial intermediaries.
√ Complete our application or order form
√ Pay the applicable minimum initial deposit
2

FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. State premium taxes may also be deducted. State premium taxes currently range from 0% - 3.5%. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Surrender Fees(1)	0%
Special Service Fee(2)	$50
The next section describes the fees and expenses that You will pay periodically during the time that You own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(3)	$25
Separate Account Annual Expenses (as a percentage, annually, of average Policy Value)(4):
Mortality and Expense Risk Fee	0.20%
Administrative Charge	0.10%
Total Base Separate Account Annual Expenses	0.30%
Optional Separate Account Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Policy Value)(4)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	0.50%
Notes to Fee Table
Owner Transaction Expenses:
1) Maximum Surrender Charge:
This product does not have a surrender charge.
2) Special Service Fees:
We currently deduct a charge for overnight delivery and duplicate policies.  We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
3) Annual Service Charge:
The annual service charge of $25 is assessed on each policy anniversary and at the time of surrender. The charge is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $25,000. The annual service charge is the lesser of $25 per Policy Year or 2% of the Policy Value.
4) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk charge will not be greater than 0.20% (as shown in the table); however, the fee may be assessed at a lower rate for certain periods.
Currently the daily mortality and expense risk charge will be assessed at a rate corresponding to an annual charge of 0.17%
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Mortality and Expense Risk and Administrative Fee: The mortality and expense risk and administrative fee shown is for both the accumulation phase and income phase, and is for the Policy Value death benefit.
Optional Separate Account Expenses: Any optional Separate Account expense is in addition to the mortality and expense risk and administrative fees.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base Separate Account expenses, including the Death Benefit fee. The death benefits are mutually exclusive.
5) Total Portfolio Annual Operating Expenses:
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2019 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution fees, and other expenses)(5):
Lowest Gross	0.11%
Highest Gross	0.62%
Expense Example(1):
The following Example is intended to help You compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include Owner transaction expenses, policy fees, Separate Account annual expenses, and portfolio fees and expenses.
The Example assumes that You invest $10,000 in the policy for the time periods indicated. The Example also assumes that Your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2019, and the base policy with the combination of available optional features with the highest fees and expenses, including the highest Death Benefit. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If the policy is surrendered or annuitized at the end of the applicable time period or if You do not surrender Your policy:
1 Year	$ 117
3 Years	$ 364
5 Years	$ 630
10 Years	$1,392
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, Your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Note to Expense Example
1) Expense Example:
The Example does not reflect premium tax charges or special service fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
4

THE ANNUITY
This prospectus describes information You should know before You purchase the Transamerica Advisory Annuity.
An annuity is a contract between You (the Owner) and an insurance company (in this case us), where the insurance company promises to pay You an income in the form of annuity payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. Until the Annuity Commencement Date, Your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means You are not taxed until You take money out of Your annuity. After You Annuitize, Your annuity switches to the income phase.
The policy is a “deferred” annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and Your rights are determined primarily by Your own policy.
The policy is a “flexible premium” annuity because after You purchase it, You can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the Annuity Commencement Date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of Your policy can go up or down based on the performance of Your Subaccounts. The amount of money You are able to accumulate in Your policy during the accumulation phase depends upon the performance of Your Subaccounts. You could lose the amount You allocate to the Separate Account. The amount of annuity payments You receive from the Separate Account also depends upon the investment performance of Your Subaccounts for the income phase.
Do not purchase this policy if You plan to use it for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this policy, You represent and warrant that You are not using the policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a policy unless:
•	we receive in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	we receive in good order (at our Administrative Office) a minimum initial premium payment (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on Your application or electronic order form);
•	the Annuitant, Owner, and any joint Owner are age 95 or younger (the limit may be lower for qualified policies); and
•	the Owner and Annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a Younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash or money orders. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
5

Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges, transfers or rollovers as indicated on your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on your application or electronic order form). You must obtain our prior approval to purchase a policy with an amount in excess of our maximum premium amount.
We will first begin our review only once we receive both Your initial premium payment and Your application (or an electronic order form). We will credit Your initial premium payment to Your policy within two Business Days after the Business Day that we receive Your initial premium payment, Your application (or order form) and once we determine that Your policy information is both complete and in good order. If we are unable to complete our part of the process within five Business Days after the Business Day that we receive Your initial premium payment and Your application (or electronic order form), then we will notify You or Your financial intermediary, if applicable, and explain why we can't process Your policy. We will also return Your initial premium payment at that time unless You consent to us holding the premium up to 30 days. We must receive Your consent to hold prior to the market close on the fifth Business Day after receipt of the premium. If Your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit Your initial premium payment within two Business Days after Your information is both complete and in good order.
We are not responsible for lost investment opportunities while we complete our review processes. Any initial premium payments received by us will be held in our general account until credited to Your policy. You will not earn interest on Your initial premium payment during these review periods.
The date on which we credit Your initial premium payment to Your policy is generally the Policy Date. The Policy Date is used to determine Policy Years, policy quarters, policy months and policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, You can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $250. We will credit additional premium payments to Your policy as of the Business Day we receive Your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-Business Days or after our close of business on Business Days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. We reserve the right to require prior approval of any cumulative premium payments over the maximum shown in the following table (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate.
Death Benefit	Issue Ages	Maximum Premium
Policy Value	0-95	$5,000,000
Return of Premium	0-75	$1,000,000
Allocation of Premium Payments. When You purchase a policy, we will allocate Your premium payment to the investment choices You select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless You request a different allocation. You could lose the amount You allocate to the Subaccounts.
If You allocate premium payments to the Dollar Cost Averaging program (if it is available), You must give us instructions regarding the Subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect Your Policy Value to change from Valuation Period to Valuation Period. A Valuation Period begins at the close of regular trading on the New York Stock Exchange on each Business Day and ends at the close of regular trading on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern Time. Holidays are generally not Business Days.
6

INVESTMENT OPTIONS
This policy offers You a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding Subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts.”
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios. You will be provided the current prospectuses of the underlying fund portfolios for which You are invested in. The current prospectuses for all underlying fund portfolios offered are available free of charge by request. You should read the prospectuses for the underlying fund portfolios carefully before You invest.
Note: If You received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the Separate Account and its investment options. We reserve the right to add new Subaccounts or close existing Subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a Subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to Your interest in a Subaccount will not be made without prior notice to You and the prior regulatory approval. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of Your requests.
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Each additional Subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more Subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is closed, we will notify You and request a reallocation of the amounts invested in the closed Subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed Subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions You previously provided. If Your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed Subaccount will be excluded from any future rebalancing. The value of the closed Subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages You requested. As You consider Your overall investment strategy within Your policy, You should also consider whether or not to re-allocate the value remaining in the closed Subaccount to another investment option. If You decide to re-allocate the value of the closed Subaccount, You will need to provide us with instructions to achieve Your goal. Under certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro rata to the other current investment options You have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the Separate Account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other Separate Accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the Separate Account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Separate Account, (3) create new Separate Accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Separate Account, or combine Subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
7

In addition, a Subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to You and unless You otherwise instruct us, we will:
1)	Re-allocate any Policy Value in the liquidated fund to the money market Subaccount or a Subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other Subaccounts You have selected.
Transfers
During the accumulation phase, You may make transfers to or from any investment option within certain limitations. In general, each transfer from a Subaccount must be at least $500, or the entire Subaccount value if less than $500. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
During the income phase, You may transfer values out of any Subaccount. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the Subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the Subaccounts or between the Subaccounts. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect You, other Owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a Subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain Subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if You intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among Subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine You or anyone acting on Your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that Your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on Your behalf, including Your financial intermediary or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not
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to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any Owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some Owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some Owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by Owner or persons engaged in trading on behalf of Owners.
Please note: If You engage a third party investment adviser for asset allocation services, then You may be subject to these transfer restrictions because of the actions of Your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer Your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge You for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying fund portfolios or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such Owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other Owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on Owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products
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to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from Owners or persons acting on behalf of Owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other Owners of underlying fund portfolio shares, as well as the Owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing Your request.
EXPENSES
There are charges and expenses associated with Your policy that reduce the return on Your investment in the policy. In addition to the following charges, there is an optional benefit that if selected, assesses an additional charges.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each Subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each Subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the Policy Value when such taxes are due to the applicable taxing authority, You begin receiving annuity payments, You surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
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Special Service Fees
We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Service Charge
During the accumulation phase, an annual service charge of $25 (but not more than 2% of the Policy Value) is charged on each policy anniversary and at surrender. The service charge is waived if Your Policy Value or the sum or Your premiums, less all withdrawals, is at least $25,000.
Optional Benefits
If You elect to purchase the optional death benefit, we will deduct an additional fee. The optional death benefit fee is assessed against the daily net asset value of each Subaccount. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each Subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
ACCESS TO YOUR MONEY
During the accumulation phase, You can have access to the money in Your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders and Withdrawals
During the accumulation phase, if You take a full withdrawal (surrender) You will receive Your Policy Value. If You want to take a withdrawal, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which withdrawals can be taken from investment options. Unless You tell us otherwise, we will take the withdrawal from each of the investment options in proportion to the Policy Value. Surrenders may be referred to as withdrawals on Your policy statement and other documents.
Remember that any withdrawal You take will reduce the Policy Value, and the amount of the death benefit. See DEATH BENEFIT, for more details.
Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals You take.
Withdrawals from qualified policies may be restricted or prohibited.
During the income phase, You will receive annuity payments under the Annuity Payment Option You select; however, You generally may not take any other withdrawals.
Please note: As discussed under OTHER INFORMATION - Distribution of Policies, any fees that You pay Your financial intermediary are separate from and in addition to the fees and expenses of the policy. If You elect to have these fees deducted from Your policy through withdrawals, such withdrawals will reduce Your Policy Value and may have tax consequences. See “Appendix - Advisory Fee Withdrawal Examples”.
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Delay of Payment and Transfer
Payment of any amount due from the Separate Account for a surrender, a death benefit, or the death of the Owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the Separate Account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of Owners.
Transfers of amounts from the Subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender, withdrawal, loan, or death benefit from the TA BlackRock Government Money Market Subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an Owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about You and Your policy to government agencies or departments.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any withdrawals or surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the policy Owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any withdrawal or surrender when we have been directed to send proceeds to a different personal address from the address of record for that Owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same Owner in a “tax-free exchange”;
•	Any withdrawal or surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the Annuity Commencement Date, which is the date Your policy is Annuitized and annuity payments begin, Your annuity switches from the accumulation phase to the income phase. You can generally change the Annuity Commencement Date by giving us 30 days notice with the new date or age. The earliest income date is at least 30 days after the Policy Date. The latest Annuity Commencement Date generally cannot be later than the last day of the month following the month in which the Annuitant attains age 99 (earlier if required by state law).
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Before the Annuity Commencement Date, if the Annuitant is alive, You may choose an Annuity Payment Option or change Your election. If the Annuitant dies before the Annuity Commencement Date, the death benefit is payable in a lump sum or under one of the Annuity Payment Options (unless the surviving spouse is eligible to and elects to continue the policy). If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and any remaining guaranteed payment will be paid to the beneficiary as provided for in the annuity income option elected.
Your policy may not be “partially” Annuitized, i.e., You may not apply a portion of Your Policy Value to an annuity option while keeping the remainder of Your policy in force.
Unless You specify otherwise, the Owner will receive the annuity payments. After the Annuitant's death, the beneficiary You designate at Annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several Annuity Payment Options (also known as income options) that are described below. You may choose any combination of Annuity Payment Options. We will use Your Policy Value to provide these annuity payments. If the Policy Value on the Annuity Commencement Date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in Your policy.) We may require proof of life before making annuity payments.
In deciding on which Annuity Payment Option to elect, You must decide if fixed or variable payments are better for You. If You choose to receive fixed annuity payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the Subaccount(s) You select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the Assumed Investment Return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the Assumed Investment Return, the amount of the variable annuity payments would increase.
For example, assume the first monthly variable annuity payment is $500.00, further assume that the investment performance for the 1st month is an 8.00% annual rate of return, then the second monthly variable annuity payment would increase to $501.37. Conversely, if actual investment performance (net of fees and expenses) is lower than the Assumed Investment Return, the amount of the variable annuity payments would decrease. Continuing from the previous example, further assume that the investment performance for the 2nd month is a -2.00% annual rate of return, then the 3rd monthly variable payment would decrease to $498.88.
You must also decide if You want Your annuity payments to be guaranteed for the Annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if You combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because You are guaranteed payments for a longer time).
A charge for premium taxes may be made when annuity payments begin.
The Annuity Payment Options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
Other Annuity Payment Options may be arranged by agreement with us. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If you annuitize before the maximum Annuity Commencement Date, the payments you receive under the Annuity Payment Options may be less than the guaranteed minimum payments you are entitled to under a GLWB rider (if elected). Please consult your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.
DEATH BENEFIT
We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
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We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of death for their share of the Death Proceeds. We will not pay any remaining beneficiary(ies) their share(s) until we receive due proof of death for their share(s) of the Death Proceeds. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate).
When We Pay A Death Benefit
We will pay a death benefit IF:
•	You are both the Annuitant and sole Owner of the policy; and
•	You die before the Annuity Commencement Date.
We will pay a death benefit to You (Owner) IF:
•	You are not the Annuitant; and
•	the Annuitant dies before the Annuity Commencement Date.
Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation).
If the designated beneficiary receiving the death benefit is the surviving spouse of the deceased, then he or she may elect, if eligible, to continue the policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	You are the Owner but not the Annuitant; and
•	You die prior to the Annuity Commencement Date.
Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the Policy Value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option.
IF:
•	You are not the Annuitant; and
•	You die on or after the Annuity Commencement Date; and
•	the entire guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of such guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.
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IF:
•	You are the Owner and Annuitant; and
•	You die after the Annuity Commencement Date; and
•	the Annuity Payment Option You selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Owner Death
If an Owner (who is not the Annuitant) dies during the accumulation phase, the Policy Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•	any surviving Owner(s);
•	primary beneficiary(ies);
•	contingent beneficiary(ies); or
•	deceased Owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable investment option in the ratio that the Policy Value in the investment option bears to the total Policy Value. The terms and conditions of the policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, You choose when You buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the Policy Value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon Annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon Annuitization and there is a mandatory Annuity Commencement Date. On the policy application, You may generally choose a guaranteed minimum death benefit, Return of Premium (age limitations may apply) for an additional fee. After the policy is issued, You cannot make an election and the death benefit cannot be changed.
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Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; minus
•	any adjusted withdrawals (please see “Appendix - Death Benefit”) as of the date of death; minus
•	withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Return of Premium Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated investment options approved for the Return of Premium Death Benefit. See “Appendix – Designated Investment Options” for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All Policy Value must be allocated to one or more designated investment options.
•	You may transfer amounts among the designated investment options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
Please note:  You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your policy.
The Guaranteed Minimum Death Benefit may not be available for all policies, in all states, at all times or through all financial intermediaries. Once you elect a death benefit and your policy is issued, your death benefit cannot be changed new sales.
Adjusted Withdrawal
When You request a withdrawal, Your guaranteed minimum death benefit will be reduced by an amount called the adjusted withdrawal. Under certain circumstances, the adjusted withdrawal may be more than the dollar amount of Your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. It is also possible that if a death benefit is paid after You have taken a withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted withdrawal amount is: adjusted withdrawal = amount of the withdrawal x (the current Death Proceeds prior to the withdrawal / Policy Value prior to the withdrawal).
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted withdrawal” in Your policy. If You have a qualified policy, minimum required distributions rules may require You to request a withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn.
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This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.
If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of death benefit options elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
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Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement
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Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If Your policy contains an excess interest adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and You may want to discuss the potential tax consequences of an excess interest adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments and deductions from your policy to pay your financial intermediary) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated
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beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
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Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (70½ if the annuitant attained age 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional
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individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
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Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if the owner/participant attained age 70½ before 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if the owner/participant attained age 70½ before 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates
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applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from Your policy by using the systematic payout option. Systematic withdrawals can be taken monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be taken by electronic funds transfer directly to Your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if taken before age 59½, may be subject to a 10% federal penalty tax.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
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We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, You may instruct us to automatically make transfers into one or more Subaccounts in accordance with Your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more Accumulation Units when prices are low and fewer Accumulation Units when prices are high, it does not guarantee profits or assure that You will not experience a loss.
You may specify the dollar amount to be transferred and the number of transfers, or just the number of transfers, in which case we will calculate the amount to be transferred. Unless a specified date is requested, the date will begin as soon as the program is started. A minimum of $500 per transfer is required. You can elect to transfer from the money market or other specified Subaccount. If only the number of transfers is provided, we will transfer 100% of the remaining value in the elected source fund for the final transfer. If a specified dollar amount is provided with the number of transfers You must choose if You want to transfer all remaining value out of the source fund or if You would like any remaining value to stay within the Subaccount.
Unless a specific date is requested, the Dollar Cost Averaging program will begin the next Business Day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Dollar Cost Averaging can be set up on any day of the month except the 29th, 30th or 31st. If the 29th, 30th, or 31st) is requested as the start date the Dollar Cost Averaging will start on the 1st of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running and You instruct us to add it to the Dollar Cost Averaging program, the amount of the Dollar Cost Averaging transfers will increase proportionally.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•	any amount allocated to a variable source will be invested and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider Your ability to continue a Dollar Cost Averaging program during all economic conditions. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing. Any amount in the Dollar Cost Averaging source account is ignored for the purposes of Asset Rebalancing. There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
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Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. You can choose to rebalance monthly, quarterly, semi-annually, or annually. . There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders. The Company will amend this prospectus upon notification of any additional variations received from one or more state insurance departments.
California. Right to Cancel: The policy may be canceled by returning the policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have a 30 day right to cancel period. Owners age 60 or above also have the option to elect immediate investment in investment options of their choice, and receive Policy Value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the Policy Value is moved to the investment options of their choice, and they would receive return of premium if they cancel.
Florida. Right to Cancel: Owners have a 21 day right to cancel period and will receive return of premium. Annuity Commencement Date: The Annuity Commencement Date is not allowed until after the first Policy Year.
New York. Right to Cancel: Under the right to cancel provision the Policy Value in the separate account, including any fees and charges is returned. If the policy is a replacement, the right to cancel period is extended to 60 days. Annuitization: The Policy Value is used upon Annuitization. Annuity Commencement Date: The Annuity Commencement Date cannot be earlier than the first policy anniversary.
North Dakota. Right to Cancel: Right to cancel period is 20 days.
Ownership
You, as Owner of the policy, exercise all rights under the policy. You can generally change the Owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on Your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The Owner may change the designated beneficiary by sending us Written Notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the Owner may then designate a new beneficiary.) We will not be liable for any payment made before the Written Notice is received in our Administrative Office. If more than one beneficiary is designated, and the Owner fails to specify their interests, they will share equally. If, upon the death of the Annuitant, there is a surviving Owner(s), then the surviving Owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return Your policy for a refund, but only if You return it within a prescribed period, which is generally 10 days after You receive the policy (for replacements the right to cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the right to cancel period. However, if state law or federal tax regulations require we will refund Your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, Written Notice of cancellation and the returned policy. The policy will then be deemed void.
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Assignment
You can also generally assign the policy any time during Your lifetime. We will not be bound by the assignment until we receive Written Notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on Your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or Owner transaction fee) reduces Your Policy Value below the minimum specified in Your policy, we reserve the right to terminate Your policy and send You a full distribution of Your remaining Policy Value. All benefits associated with Your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if You have certain optional benefits, however, we reserve the right to do so.
Sending Forms and Transaction Requests in Good Order
We cannot process Your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: Your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the dated signatures of all Owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered You some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy Owners based on certain criteria such as Policy Value, the difference between Policy Value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether You have taken any withdrawal that has caused a pro rata reduction in Your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy Owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy Owners in the same group.
If You accept an offer that requires You to terminate a guaranteed benefit and You retain Your policy, we will no longer charge You for the benefit, and You will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to You to exchange an existing rider for a different rider.
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Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to Separate Accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to Owners and participants arising from either mixed or shared funding, it is possible that the interests of Owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the Separate Accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity Separate Accounts. In such an event, we would bear the attendant expenses, but Owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, You should compare both annuities carefully. Remember that if You exchange or transfer another annuity for the one described in this prospectus, then You may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless You determine, after knowing all the facts, that the exchange or transfer is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate Your policy after such an exchange, transfer, withdrawal, or surrender and in certain limited circumstances we will allow You to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new Accumulation Units at the then current price. In the event any Subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions You previously provided. Because of changes in market value, Your new Accumulation Units may be worth more or less than the units You previously owned. Generally, unless You return the original company check, Your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which You will receive in January of the year following the distribution. We recommend that You consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, we will vote all shares of the underlying fund portfolios held in the Separate Account in accordance with instructions we receive from You and/or other individuals that have voting interests in the portfolios. We will send You and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of Owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Policy Values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Shares owned by the insurance company and its affiliates will also be proportionately voted.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that You keep Your contact and other information on file with us up to date, including the names, contact information and identifying information for Owners, insureds, Annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
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Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the Separate Account or on our ability to meet our obligations under the policy.
Business Continuity
Our business operations maybe adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
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In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. As an examples the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
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For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Information About Us
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours and subject to our claims paying ability. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition
We pay benefits under Your policy from our general account assets and/or from Your Policy Value held in the Separate Account. It is important that You understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for Your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under a policy that exceed policy value, such as those associated with any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and Policy Value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy Owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the Separate Account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy Owners, are available on our website
32

(www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
Each Separate Account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the Separate Account or us. Income, gains and losses (whether or not realized), from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses.
The assets of each Separate Account are held in our name on behalf of the Separate Account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The Separate Account may include other Subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Fund Portfolios
At the time You purchase Your policy, You may allocate Your premium payment to Subaccounts. These are subdivisions of our Separate Account, an account that keeps Your policy assets separate from our company assets. The Subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that You buy through Your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce Your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
There are no commission payments made by us to any investment advisor or broker-dealer (a “financial intermediary”) for the sale of this policy. If You have a financial intermediary who charges You a fee to manage Your assets, any advisory or other ongoing fee payment is set by the financial intermediary, and is independent of us. Any such fee payments are covered in a separate agreement between You and Your financial intermediary, and are in addition to the fees and expenses described in this prospectus. Any advisory or other ongoing fee payment is set by the financial intermediary and is independent of us. We are not responsible for any issues or disputes that arise out of any fee arrangement between You and any financial intermediary. We have not made any independent investigation of any financial intermediary nor do we endorse any financial intermediary or make any representations regarding their qualifications.
If You have a fee deducted directly from the policy to pay a financial intermediary, You will be required to provide written authorization to us and Your Policy Value will be reduced when the payments are deducted. The fee will no longer be available for deduction after the policy is annuitized. There may be tax consequences if You have a fee deducted directly from Your policy to pay a financial intermediary, however, such deductions from Your policy may not be treated as a taxable distribution if certain conditions are met. You should consult Your tax professional. You should consider whether paying such fees from another source might be more appropriate for You.
33

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Us
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
34

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
DFA INVESTMENT DIMENSIONS GROUP INC.
DFA VA Equity Allocation Portfolio	DFA VA Equity Allocation Portfolio	Dimensional Fund Advisors LP
Investment Objective: To achieve long-term capital appreciation.
DFA VA Global Bond Portfolio - Institutional Class	DFA VA Global Bond Portfolio - Institutional Class	Dimensional Fund Advisors LP
Investment Objective: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation Portfolio	DFA VA Global Moderate Allocation Portfolio	Dimensional Fund Advisors LP
Investment Objective: To see total return consisting of capital appreciation and current income.
DFA VA International Small Portfolio	DFA VA International Small Portfolio	Dimensional Fund Advisors LP
Investment Objective: To achieve long-term capital appreciation.
DFA VA International Value Portfolio	DFA VA International Value Portfolio	Dimensional Fund Advisors LP
Investment Objective: To achieve long-term capital appreciation.
DFA VA Short-Term Fixed Portfolio	DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP
Investment Objective: To achieve a stable real return in excess of the rate of inflation with minimum risk.
DFA VA U.S. Large Value Portfolio	DFA VA U.S. Large Value Portfolio	Dimensional Fund Advisors LP
Investment Objective: To achieve long-term capital appreciation.
DFA VA U.S. Targeted Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Dimensional Fund Advisors LP
Investment Objective: To achieve long-term capital appreciation.
VANGUARD ® VARIABLE INSURANCE FUND
Vanguard VIF Balanced Portfolio	Vanguard VIF Balanced Portfolio	Wellington Management Company, LLP
Investment Objective: To provide long-term capital appreciation and reasonable current income.
Vanguard VIF Capital Growth Portfolio	Vanguard VIF Capital Growth Portfolio	PRIMECAP Management Company
Investment Objective: To provide long-term capital appreciation.
Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Conservative Allocation Portfolio	The Vanguard Group, Inc.
Investment Objective: To provide current income and low to moderate capital appreciation.
Vanguard VIF Diversified Value Portfolio	Vanguard VIF Diversified Value Portfolio	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: To provide long-term capital appreciation and income.
Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Income Portfolio	Wellington Management Company, LLP and Vanguard's Equity Investment Group
Investment Objective: To provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard VIF Equity Index Portfolio	Vanguard VIF Equity Index Portfolio	Wellington Management Company, LLP and Vanguard's Equity Investment Group
Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Global Bond Index Portfolio	The Vanguard Group, Inc.
Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Vanguard VIF Growth Portfolio	Vanguard VIF Growth Portfolio	Jackson Square Partners, Wellington Management Company, LLP
Investment Objective: Seeks to provide long-term capital appreciation.
Vanguard VIF High Yield Bond Portfolio	Vanguard VIF High Yield Bond Portfolio	Wellington Management Company, LLP
Investment Objective: Seeks to provide a high level of current income.
Vanguard VIF International Portfolio	Vanguard VIF International Portfolio	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Investment Objective: Seeks to provide long-term capital appreciation.
Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Moderate Allocation Portfolio	The Vanguard Group, Inc.
Investment Objective: Seeks to provide capital appreciation and a low to moderate level of current income.
Vanguard VIF Money Market Portfolio	Vanguard VIF Money Market Portfolio	Vanguard's Fixed Income Group
Investment Objective: Seeks to provide current income while maintaining liquidity and a stable share price of $1.
35

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard Equity Investment Group
Investment Objective: Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REIT's.
Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard's Fixed Income Group
Investment Objective: Seeks to provide current income while maintaining limited price volatility.
Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard's Fixed Income Group
Investment Objective: Seeks to track the performance of a broad, market-weighted bond index.
Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	The Vanguard Group, Inc.
Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	The Vanguard Group, Inc.
Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
(1)	Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your financial intermediary to decide which Subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
36

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Return of Premium Death Benefit.
Return of Premium Death Benefit
Subaccounts
DFA VA Equity Allocation Portfolio	√
DFA VA Global Bond Portfolio - Institutional Class	√
DFA VA Global Moderate Allocation Portfolio	√
DFA VA International Small Portfolio	√
DFA VA International Value Portfolio	√
DFA VA Short-Term Fixed Portfolio	√
DFA VA U.S. Large Value Portfolio	√
DFA VA U.S. Large Value Portfolio	√
Vanguard VIF Balanced Portfolio	√
Vanguard VIF Capital Growth Portfolio	√
Vanguard VIF Conservative Allocation Portfolio	√
Vanguard VIF Diversified Value Portfolio	√
Vanguard VIF Equity Income Portfolio	√
Vanguard VIF Equity Index Portfolio	√
Vanguard VIF Global Bond Index Portfolio	√
Vanguard VIF Growth Portfolio	√
Vanguard VIF High Yield Bond Portfolio	√
Vanguard VIF International Portfolio	√
Vanguard VIF Mid-Cap Index Portfolio	√
Vanguard VIF Moderate Allocation Portfolio	√
Vanguard VIF Money Market Portfolio	√
Vanguard VIF Real Estate Index Portfolio	√
Vanguard VIF Short-Term Investment-Grade Portfolio	√
Vanguard VIF Total Bond Market Index Portfolio	√
Vanguard VIF Total International Stock Market Index Portfolio	√
Vanguard VIF Total Stock Market Index Portfolio	√
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact Your financial intermediary or our Administrative Office.
37

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2019. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

		Separate Account Expense 0.47%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
DFA VA Equity Allocation PortfolioSubaccount inception date December 23, 2019	2019	$9.995596	$10.041461	0.000	0.000
DFA VA Global Bond Portfolio - Institutional Class Subaccount inception date December 23, 2019	2019	$10.029047	$10.008134	0.000	0.000
DFA VA Global Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$10.028724	0.000	0.000
DFA VA International Small Portfolio Subaccount inception date December 23, 2019	2019	$10.008190	$10.144432	0.000	0.000
DFA VA International Value Portfolio Subaccount inception date December 23, 2019	2019	$10.007150	$10.031312	0.000	0.000
DFA VA Short-Term Fixed Portfolio Subaccount inception date December 23, 2019	2019	$10.017906	$9.998584	0.000	0.000
DFA VA U.S. Large Value Portfolio Subaccount inception date December 23, 2019	2019	$9.991329	$10.027809	0.000	0.000
DFA VA U.S. Targeted Value Portfolio Subaccount inception date December 23, 2019	2019	$22.178378	$9.993026	0.000	0.000
Vanguard VIF Balanced Portfolio Subaccount inception date December 23, 2019	2019	$19.949818	$10.018668	0.000	0.000
Vanguard VIF Capital Growth Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$9.996130	0.000	0.000
Vanguard VIF Conservative Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$10.017464	0.000	0.000
Vanguard VIF Diversified Value Portfolio Subaccount inception date December 23, 2019	2019	$17.392254	$10.029067	0.000	0.000
Vanguard VIF Equity Income Portfolio Subaccount inception date December 23, 2019	2019	$10.002943	$10.011008	0.000	0.000
Vanguard VIF Equity Index Portfolio Subaccount inception date December 23, 2019	2019	$10.000090	$22.232021	0.000	0.000
Vanguard VIF Global Bond Index Portfolio Subaccount inception date December 23, 2019	2019	$15.483657	$10.003255	0.000	0.000
Vanguard VIF Growth Portfolio Subaccount inception date December 23, 2019	2019	$11.036929	$10.020892	0.000	0.000
Vanguard VIF High Yield Bond Portfolio Subaccount inception date December 23, 2019	2019	$11.305881	$9.998584	0.000	0.000
Vanguard VIF International Portfolio Subaccount inception date December 23, 2019	2019	$10.006641	$17.438566	0.000	0.000
Vanguard VIF Mid-Cap Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$20.014393	0.000	0.000
38

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.47%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Vanguard VIF Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$10.023925	$10.025212	0.000	0.000
Vanguard VIF Money Market Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$10.002871	0.000	0.000
Vanguard VIF Real Estate Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$15.768985	0.000	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio Subaccount inception date December 23, 2019	2019	$10.014228	$11.056191	0.000	0.000
Vanguard VIF Total Bond Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.005172	$11.323264	0.000	0.000
Vanguard VIF Total International Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$9.994941	$10.064487	0.000	0.000
Vanguard VIF Total Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.013738	$10.026688	0.000	0.000

		Separate Account Expense 0.27%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
DFA VA Equity Allocation PortfolioSubaccount inception date December 23, 2019	2019	$9.995760	$10.042064	0.000	0.000
DFA VA Global Bond Portfolio - Institutional Class Subaccount inception date December 23, 2019	2019	$10.029212	$10.008736	0.000	0.000
DFA VA Global Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$10.029328	0.000	0.000
DFA VA International Small Portfolio Subaccount inception date December 23, 2019	2019	$10.008354	$10.145042	0.000	0.000
DFA VA International Value Portfolio Subaccount inception date December 23, 2019	2019	$10.007314	$10.031917	0.000	0.000
DFA VA Short-Term Fixed Portfolio Subaccount inception date December 23, 2019	2019	$10.018071	$9.999186	0.000	0.000
DFA VA U.S. Large Value Portfolio Subaccount inception date December 23, 2019	2019	$9.991493	$10.028414	0.000	0.000
DFA VA U.S. Targeted Value Portfolio Subaccount inception date December 23, 2019	2019	$22.178742	$9.993629	0.000	0.000
Vanguard VIF Balanced Portfolio Subaccount inception date December 23, 2019	2019	$19.950146	$10.019273	0.000	0.000
Vanguard VIF Capital Growth Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$9.996734	0.000	0.000
Vanguard VIF Conservative Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$10.018067	0.000	0.000
Vanguard VIF Diversified Value Portfolio Subaccount inception date December 23, 2019	2019	$17.392539	$10.029672	0.000	0.000
Vanguard VIF Equity Income Portfolio Subaccount inception date December 23, 2019	2019	$10.003107	$10.011612	0.000	0.000
Vanguard VIF Equity Index Portfolio Subaccount inception date December 23, 2019	2019	$10.000254	$22.233362	0.000	0.000
Vanguard VIF Global Bond Index Portfolio Subaccount inception date December 23, 2019	2019	$15.483913	$10.003858	0.000	0.000
Vanguard VIF Growth Portfolio Subaccount inception date December 23, 2019	2019	$11.037111	$10.021498	0.000	0.000
Vanguard VIF High Yield Bond Portfolio Subaccount inception date December 23, 2019	2019	$11.306067	$9.999187	0.000	0.000
Vanguard VIF International Portfolio Subaccount inception date December 23, 2019	2019	$10.006806	$17.439617	0.000	0.000
39

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.27%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Vanguard VIF Mid-Cap Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$20.015600	0.000	0.000
Vanguard VIF Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$10.024089	$10.025816	0.000	0.000
Vanguard VIF Money Market Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$10.003474	0.000	0.000
Vanguard VIF Real Estate Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$15.769934	0.000	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio Subaccount inception date December 23, 2019	2019	$10.014393	$11.056859	0.000	0.000
Vanguard VIF Total Bond Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.005337	$11.323946	0.000	0.000
Vanguard VIF Total International Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$9.995105	$10.065095	0.000	0.000
Vanguard VIF Total Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.013902	$10.027294	0.000	0.000
40

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
W= withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of PV or GMDB
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
W = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
W = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
41

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole Owner and Annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB
Issue	N/A	$100,000	$100,000	$100,000
1	-32.65%	$ 67,050	$ 66,850	$100,000
2	25.66%	$ 84,054	$ 83,669	$100,000
3	23.62%	$103,655	$103,014	$100,000
4	3.53%	$107,003	$106,135	$100,000
5	12.12%	$119,651	$118,468	$100,000
6	17.51%	$140,243	$138,619	$100,000
7	10.27%	$154,225	$152,163	$100,000
8	-0.27%	$153,346	$150,991	$100,000
9	7.39%	$164,218	$161,394	$100,000
10	13.58%	$186,027	$182,505	$100,000
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 0.30% for Policy Value and 0.50% for Return of Premium. Different hypothetical returns and fees would produce different results.
42

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA ADVISORY ANNUITY
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Advisory Annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2020, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2020

ii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Administrative Office—Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800)525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Business Day—A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in your policy.
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Nonqualified Policy—A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	premium payments; minus
•	withdrawals; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	service charges, premium taxes, and other charges, if any.
Premium Payment—An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
Separate Account - Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any Policy Year) for policy maintenance and related administrative expenses.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Valuation Period - The period of time from one determination of Accumulation Unit values and Annuity Unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each Business Day.
Variable Annuity Payments—Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
Written Notice—Written Notice, signed by the Owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the

Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
During the lifetime of the Annuitant and before the Annuity Commencement Date, the Owner may choose an Annuity Payment Option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the Annuity Commencement Date (elections less than 30 days require prior approval). If no election is made before the Annuity Commencement Date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the Separate Account. The default options may be restricted with respect to Qualified Policies.
The person who elects an Annuity Payment Option can also name one or more Beneficiaries to receive any unpaid, guaranteed amount at the death of the Annuitant. Naming these Beneficiaries cancels any prior choice of a Beneficiary.
A payee who did not elect the Annuity Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor Annuity Payment Options, the adjusted age is the Annuitant's actual age nearest birthday, on the Annuity Commencement Date, adjusted as described in Your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed Annuity Commencement Date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount(s) of the Separate Account selected by the Annuitant or Beneficiary. For certain Qualified Policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the Annuitant.
Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using Annuity Units which are credited to the policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first variable annuity payment attributable to that Subaccount by the Annuity Unit value of that Subaccount on the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the policy then remains fixed, assuming no transfers to or from that Subaccount occur. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the policy by the Annuity Unit value for the particular Subaccount on the date the payment is made.
Death Benefit
Due proof of death of the Annuitant is proof that the Annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the Beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the Owner preventing such election.

If an Owner is not an Annuitant, and dies prior to the Annuity Commencement Date, the new Owner may surrender the policy at any time for the amount of the Cash Value. If the new Owner is not the deceased Owner's spouse, the Cash Value must be distributed within five years after the date of the deceased Owner's death, or be used to provide payments to a designated Beneficiary within one year of such Owner’s death that will be made for life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the sole new Owner is the deceased Owner's surviving spouse, such spouse may elect to continue the policy as the new Owner instead of receiving the death benefit.
Beneficiary. The Beneficiary designation in the Enrollment Form will remain in effect until changed. The Owner may change the designated Beneficiary by sending us Written Notice. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or law requires consent. If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary. The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when we receive the notice. We will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally. If upon the death of the Annuitant there is a surviving Owner(s), the surviving Owner(s) automatically takes the place of any Beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the Annuitant You may assign any rights or benefits provided by the policy if Your policy is a Nonqualified Policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the Beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless You so direct by filing Written Notice with us, no Beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.
Ownership under Qualified Policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.
Accumulation Units
Allocations of a Premium Payment directed to a Subaccount are credited in the form of Accumulation Units. Each Subaccount has a distinct Accumulation Unit value. The number of units credited is determined by dividing the Premium Payment or amount transferred to the Subaccount by the Accumulation Unit value of the Subaccount as of the end of the Valuation Period during which the allocation is made. For each Subaccount, the Accumulation Unit value for a given Business Day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an Accumulation Unit.
Upon allocation to the selected Subaccount, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative Office or, in the case of the initial Premium Payment, when the Enrollment Form is completed, whichever is later. The value of an Accumulation Unit for each Subaccount was arbitrarily established at $10 at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a Subaccount during a Valuation Period, is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The net investment factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease, or remain the same from one Valuation Period to the next. You bear this investment risk. The net investment performance of a Subaccount and deduction of certain charges affect the Accumulation Unit value.
The net investment factor for any Subaccount for any Valuation Period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A	the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the Valuation Period from the investment operations of the Subaccount;
D	is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and
E	is an amount representing the Separate Account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current Valuation Period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding Valuation Period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)

Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The Accumulation Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	The net investment factor for the current Valuation Period.
Assume B = Y
Then, the Accumulation Unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of Variable Annuity Payments will vary with Annuity Unit values. Annuity unit values rise if the net investment performance of the Subaccount exceeds the Assumed Investment Return of 3% annually. Conversely, Annuity Unit values fall if the net investment performance of the Subaccount is less than the annual Assumed Investment Return. The value of a variable Annuity Unit in each Subaccount was established at $10 on the date operations began for that Subaccount. The value of a variable Annuity Unit on any subsequent Business Day is equal to A multiplied by B multiplied by C, where:
A	is the variable Annuity Unit value for the Subaccount on the immediately preceding Business Day;
B	is the net investment factor for that Subaccount for the Valuation Period; and
C	is the Assumed Investment Return adjustment factor for the Valuation Period.
The Assumed Investment Return adjustment factor for the Valuation Period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The Valuation Period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.
The net investment factor for the policy used to calculate the value of a variable Annuity Unit in each Subaccount for the Valuation Period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that Subaccount determined at the end of the current Valuation Period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that Subaccount if the ex-dividend date occurs during the Valuation Period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the Subaccount.
(ii)	is the net asset value of a fund share held in that Subaccount determined as of the end of the immediately preceding Valuation Period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that Subaccount.
The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the Annuitant at the Annuity Commencement Date. The policy contains a table for determining the adjusted age of the Annuitant.

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	Net investment factor for the Valuation Period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual Assumed Investment Return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the Annuity Unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The Adjusted Policy Value as of the Annuity Commencement Date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of Adjusted Policy Value based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of Annuity Units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The Annuity Unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of Annuity Units =	$X	= Z
$Y
PERFORMANCE
We periodically advertise performance of the various Subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of Subaccount operations). These figures should not be interpreted to reflect actual historical performance of the Subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market Subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.
ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market Subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
We may also disclose the effective yield of the money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one Subaccount unit.
ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using Subaccount unit values which we calculate on each Market Day based on the performance of the Separate Account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of Subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of Subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Subaccount commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to Wwners, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the Separate Account or of the safety or riskiness of an investment in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.

Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the Separate Account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from Your checking account, or regular annuity payments we send to You) You may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“TCI”) for the distribution of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies.
TCI’s home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the Separate Account. These variable annuity policies may have different features, such as different investment choices or charges.
10

CUSTODY OF ASSETS
We hold assets of each of the Subaccounts. The assets of each of the Subaccounts are segregated and held separate and apart from the assets of the other Subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the Subaccounts. Additional protection for the assets of the Separate Account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B and Separate Account VA BNY as of December 31, 2019 and for the years ended December 31, 2019 and 2018, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
Separate Account
The values of Your interest in the Separate Account will be affected solely by the investment results of the selected Subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
11

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2019.
		Separate Account Expense 0.47%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
DFA VA Equity Allocation PortfolioSubaccount inception date December 23, 2019	2019	$9.995596	$10.041461	0.000	0.000
DFA VA Global Bond Portfolio - Institutional Class Subaccount inception date December 23, 2019	2019	$10.029047	$10.008134	0.000	0.000
DFA VA Global Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$10.028724	0.000	0.000
DFA VA International Small Portfolio Subaccount inception date December 23, 2019	2019	$10.008190	$10.144432	0.000	0.000
DFA VA International Value Portfolio Subaccount inception date December 23, 2019	2019	$10.007150	$10.031312	0.000	0.000
DFA VA Short-Term Fixed Portfolio Subaccount inception date December 23, 2019	2019	$10.017906	$9.998584	0.000	0.000
DFA VA U.S. Large Value Portfolio Subaccount inception date December 23, 2019	2019	$9.991329	$10.027809	0.000	0.000
DFA VA U.S. Targeted Value Portfolio Subaccount inception date December 23, 2019	2019	$22.178378	$9.993026	0.000	0.000
Vanguard VIF Balanced Portfolio Subaccount inception date December 23, 2019	2019	$19.949818	$10.018668	0.000	0.000
Vanguard VIF Capital Growth Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$9.996130	0.000	0.000
Vanguard VIF Conservative Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$10.017464	0.000	0.000
Vanguard VIF Diversified Value Portfolio Subaccount inception date December 23, 2019	2019	$17.392254	$10.029067	0.000	0.000
Vanguard VIF Equity Income Portfolio Subaccount inception date December 23, 2019	2019	$10.002943	$10.011008	0.000	0.000
Vanguard VIF Equity Index Portfolio Subaccount inception date December 23, 2019	2019	$10.000090	$22.232021	0.000	0.000
Vanguard VIF Global Bond Index Portfolio Subaccount inception date December 23, 2019	2019	$15.483657	$10.003255	0.000	0.000
Vanguard VIF Growth Portfolio Subaccount inception date December 23, 2019	2019	$11.036929	$10.020892	0.000	0.000
Vanguard VIF High Yield Bond Portfolio Subaccount inception date December 23, 2019	2019	$11.305881	$9.998584	0.000	0.000
Vanguard VIF International Portfolio Subaccount inception date December 23, 2019	2019	$10.006641	$17.438566	0.000	0.000
Vanguard VIF Mid-Cap Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$20.014393	0.000	0.000
Vanguard VIF Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$10.023925	$10.025212	0.000	0.000
Vanguard VIF Money Market Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$10.002871	0.000	0.000
Vanguard VIF Real Estate Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999614	$15.768985	0.000	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio Subaccount inception date December 23, 2019	2019	$10.014228	$11.056191	0.000	0.000
Vanguard VIF Total Bond Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.005172	$11.323264	0.000	0.000
12

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.47%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Vanguard VIF Total International Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$9.994941	$10.064487	0.000	0.000
Vanguard VIF Total Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.013738	$10.026688	0.000	0.000

		Separate Account Expense 0.27%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
DFA VA Equity Allocation PortfolioSubaccount inception date December 23, 2019	2019	$9.995760	$10.042064	0.000	0.000
DFA VA Global Bond Portfolio - Institutional Class Subaccount inception date December 23, 2019	2019	$10.029212	$10.008736	0.000	0.000
DFA VA Global Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$10.029328	0.000	0.000
DFA VA International Small Portfolio Subaccount inception date December 23, 2019	2019	$10.008354	$10.145042	0.000	0.000
DFA VA International Value Portfolio Subaccount inception date December 23, 2019	2019	$10.007314	$10.031917	0.000	0.000
DFA VA Short-Term Fixed Portfolio Subaccount inception date December 23, 2019	2019	$10.018071	$9.999186	0.000	0.000
DFA VA U.S. Large Value Portfolio Subaccount inception date December 23, 2019	2019	$9.991493	$10.028414	0.000	0.000
DFA VA U.S. Targeted Value Portfolio Subaccount inception date December 23, 2019	2019	$22.178742	$9.993629	0.000	0.000
Vanguard VIF Balanced Portfolio Subaccount inception date December 23, 2019	2019	$19.950146	$10.019273	0.000	0.000
Vanguard VIF Capital Growth Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$9.996734	0.000	0.000
Vanguard VIF Conservative Allocation Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$10.018067	0.000	0.000
Vanguard VIF Diversified Value Portfolio Subaccount inception date December 23, 2019	2019	$17.392539	$10.029672	0.000	0.000
Vanguard VIF Equity Income Portfolio Subaccount inception date December 23, 2019	2019	$10.003107	$10.011612	0.000	0.000
Vanguard VIF Equity Index Portfolio Subaccount inception date December 23, 2019	2019	$10.000254	$22.233362	0.000	0.000
Vanguard VIF Global Bond Index Portfolio Subaccount inception date December 23, 2019	2019	$15.483913	$10.003858	0.000	0.000
Vanguard VIF Growth Portfolio Subaccount inception date December 23, 2019	2019	$11.037111	$10.021498	0.000	0.000
Vanguard VIF High Yield Bond Portfolio Subaccount inception date December 23, 2019	2019	$11.306067	$9.999187	0.000	0.000
Vanguard VIF International Portfolio Subaccount inception date December 23, 2019	2019	$10.006806	$17.439617	0.000	0.000
Vanguard VIF Mid-Cap Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$20.015600	0.000	0.000
Vanguard VIF Moderate Allocation Portfolio Subaccount inception date December 23, 2019	2019	$10.024089	$10.025816	0.000	0.000
Vanguard VIF Money Market Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$10.003474	0.000	0.000
Vanguard VIF Real Estate Index Portfolio Subaccount inception date December 23, 2019	2019	$9.999778	$15.769934	0.000	0.000
Vanguard VIF Short-Term Investment-Grade Portfolio Subaccount inception date December 23, 2019	2019	$10.014393	$11.056859	0.000	0.000
13

CONDENSED FINANCIAL INFORMATION — (Continued)
		Separate Account Expense 0.27%
Subaccount	Year	Beginning AUV	Ending AUV	# Units (National)	# Units (NY)
Vanguard VIF Total Bond Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.005337	$11.323946	0.000	0.000
Vanguard VIF Total International Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$9.995105	$10.065095	0.000	0.000
Vanguard VIF Total Stock Market Index Portfolio Subaccount inception date December 23, 2019	2019	$10.013902	$10.027294	0.000	0.000
14

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2019, 2018 and 2017

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2019 and 2018, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flow – statutory basis for each of the three years in the period ended December 31, 2019, including the related notes and schedules of supplementary insurance information and reinsurance as of December 31, 2019, 2018 and for each of the three years in the period ended December 31, 2019 and summary of investments—other than investments in related parties as of December 31, 2019 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matters

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Transamerica Advisors Life Insurance Company into the Company on July 1, 2019 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

As discussed in Note 3 to the financial statements, in 2019 the Company changed its valuation basis for variable annuities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2020

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2019	2018
Admitted assets
Cash, cash equivalents and short-term investments	$1,693,803	$2,331,468
Bonds	25,412,467	27,627,135
Preferred stocks	111,630	104,793
Common stocks	3,217,206	2,998,481
Mortgage loans on real estate	5,096,613	4,600,493
Real estate	51,546	114,446
Policy loans	1,099,596	1,139,853
Securities lending reinvested collateral assets	1,246,827	1,835,122
Derivatives	1,718,025	2,097,951
Other invested assets	2,124,211	1,666,946

Total cash and invested assets	41,771,924	44,516,688

Accrued investment income	404,846	428,558
Premiums deferred and uncollected	286,843	115,235
Net deferred income tax asset	475,358	627,639
Variable annuity reserve hedge offset deferral	195,067	231,853
Other assets	1,368,699	1,472,587
Separate account assets	85,720,689	76,783,392

Total admitted assets	$130,223,426	$124,175,952

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$26,237,936	27,294,949
Policy and contract claim reserves	479,226	527,901
Liability for deposit-type contracts	591,570	967,757
Other policyholders’ funds	21,831	17,617
Transfers from separate accounts due or accrued	(898,597)	(1,034,929)
Funds held under reinsurance treaties	4,094,413	3,785,867
Asset valuation reserve	879,143	694,388
Interest maintenance reserve	308,453	299,928
Derivatives	1,851,801	975,974
Payable for collateral under securities loaned and other transactions	1,731,464	3,080,656
Borrowed money	1,274,504	3,052,991
Other liabilities	1,402,824	1,452,027
Separate account liabilities	85,720,688	76,783,391

Total liabilities	123,695,256	117,898,517

Total capital and surplus	6,528,170	6,277,435

Total liabilities and capital and surplus	$130,223,426	$124,175,952

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Revenues
Premiums and other considerations	$12,146,106	$10,813,518	$(3,514,168)
Net investment income	1,644,325	1,667,172	2,516,282
Commissions and expense allowances on reinsurance ceded	527,860	835,062	608,958
Reserve adjustment on reinsurance ceded	(83,492)	(67,838)	(1,210,892)
Consideration received on reinsurance recapture and novations	15,485	217,258	462,313
Separate accounts net gain from operations	—	—	139,852
Fee revenue and other income	1,891,767	1,971,474	1,996,610

Total revenue	16,142,051	15,436,646	998,955

Benefits and expenses
Death benefits	1,706,779	1,760,272	1,588,061
Annuity benefits	1,173,639	1,183,691	1,207,143
Accident and health benefits	281,435	295,343	141,823
Surrender benefits	14,231,385	14,536,177	13,109,739
Other benefits	168,259	156,157	156,951
Net increase (decrease) in reserves	(2,277,561)	228,055	(12,826,051)
Commissions	908,521	912,831	927,565
Net transfers to (from) separate accounts	(3,868,617)	(4,075,245)	(2,619,683)
IMR adjustment due to reinsurance	—	(13,229)	(2,065,984)
General insurance expenses and other	833,410	1,219,389	1,033,737

Total benefits and expenses	13,157,250	16,203,441	653,301

Gain (loss) from operations before dividends and federal income taxes	2,984,801	(766,795)	345,654

Dividends to policyholders	9,236	5,953	8,057

Gain (loss) from operations before federal income taxes	2,975,565	(772,748)	337,597
Federal income tax (benefit) expense	(77,933)	(63,062)	(1,035,106)

Net gain (loss) from operations	3,053,498	(709,686)	1,372,703
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	240,524	(714,132)	(575,050)

Net income (loss)	$3,294,022	$(1,423,818)	$797,653

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

Balance at January 1, 2017	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$6,762	$1,282	$(58,000)	$150,000	$3,653,830	$577,936	$2,135,591	6,467,401
Merger of Transamerica Advisors Life Insurance Company (TALIC)	—	—	—	—	242,198	—	453,845	696,043

Balance at January 1, 2017 (TALIC Merger)	6,762	1,282	(58,000)	150,000	3,896,028	577,936	2,589,436	7,163,444
Net income (loss)	—	—	—	—	—	—	797,653	797,653
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(489,076)	1,172,461	683,385
Change in net deferred income tax asset	—	—	—	—	—	—	(956,486)	(956,486)
Change in nonadmitted assets	—	—	—	—	—	—	474,981	474,981
Change in asset valuation reserve	—	—	—	—	—	—	124,240	124,240
Change in surplus in separate accounts	—	—	—	—	—	—	(117,876)	(117,876)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	230,908	230,908
Dividends to stockholders	—	—	—	—	—	—	(620,523)	(620,523)
Return of capital	—	—	—	—	(422,572)	—	—	(422,572)
Other changes—net	—	(298)	—	—	(626)	981	(5,738)	(5,681)

Balance at December 31, 2017	$6,762	$984	$(58,000)	$150,000	$3,472,830	$89,841	$3,689,056	$7,351,473
Net income (loss)	—	—	—	—	—	—	(1,423,818)	(1,423,818)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	145,059	1,145,316	1,290,375
Change in net deferred income tax asset	—	—	—	—	—	—	164,466	164,466
Change in nonadmitted assets	—	—	—	—	—	—	45,646	45,646
Change in asset valuation reserve	—	—	—	—	—	—	16,359	16,359
Change in surplus as a result of reinsurance	—	—	—	—	—	—	17,616	17,616
Dividends to stockholders	—	—	—	—	—	—	(624,567)	(624,567)
Return of capital	—	—	—	—	(558,740)	—	—	(558,740)
Other changes—net	—	(559)	—	—	2,576	(3,047)	(345)	(1,375)

Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,916,666	$231,853	$3,029,729	$6,277,435

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,916,666	$231,853	$3,029,729	$6,277,435
Net income (loss)	—	—	—	—	—	—	3,294,022	3,294,022
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(36,786)	(290,676)	(327,462)
Change in net deferred income tax asset	—	—	—	—	—	—	(164,812)	(164,812)
Change in nonadmitted assets	—	—	—	—	—	—	105,654	105,654
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(1,248,411)	(1,248,411)
Change in asset valuation reserve	—	—	—	—	—	—	(184,755)	(184,755)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(146,952)	(146,952)
Change in surplus notes	—	—	—	(150,000)	—	—	—	(150,000)
Change in treasury stock	—	—	58,000	—	—			58,000
Return of capital	—	—	—	—	(307,578)	—	—	(307,578)
Dividends to stockholders	—	—	—	—	—	—	(725,000)	(725,000)
Other changes—net	—	(425)	—	—	1,625	367	46,462	48,029

Balance at December 31, 2019	$6,762	$—	$—	$—	$2,610,713	$195,434	$3,715,261	$6,528,170

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Operating activities
Premiums and annuity considerations	$11,959,055	$10,836,714	$5,030,303
Net investment income	1,853,706	1,826,005	2,524,319
Other income	2,295,448	2,891,089	6,905,408
Benefit and loss related payments	(17,435,718)	(17,958,301)	(16,076,467)
Net transfers from separate accounts	4,005,482	4,343,398	2,904,380
Commissions and operating expenses	(1,898,769)	(1,892,868)	(2,050,512)
Dividends paid to policyholders	(5,889)	(6,350)	(7,348)
Federal income taxes (paid) received	(139,992)	939,301	438,896

Net cash provided by (used in) operating activities	633,323	978,988	(331,021)

Investing activities
Proceeds from investments sold, matured or repaid	$15,951,729	$9,086,610	$10,468,686
Costs of investments acquired	(13,028,169)	(7,574,764)	(8,455,291)
Net change in policy loans	40,258	48,668	52,058

Net cost of investments acquired	(12,987,911)	(7,526,096)	(8,403,233)

Net cash provided by (used in) investing activities	$2,963,818	$1,560,514	$2,065,453

Financing and miscellaneous activities
Repayment of surplus notes	$(150,000)	$—	$—
Capital and paid in surplus received (returned)	(248,376)	(556,833)	(434,179)
Dividends to stockholders	(725,000)	(564,220)	(620,523)
Net deposits (withdrawals) on deposit-type contracts	(429,725)	(201,168)	(2,167,303)
Net change in borrowed money	(1,765,528)	(1,151,474)	1,874,369
Net change in funds held under reinsurance treaties	(60,731)	(271,793)	(75,583)
Net change in payable for collateral under securities lending and other transactions	(1,347,778)	(15,819)	(125,030)
Other cash (applied) provided	492,332	587,583	98,001

Net cash provided by (used in) financing and miscellaneous activities	(4,234,806)	(2,173,724)	(1,450,248)

Net increase (decrease) in cash, cash equivalents and short-term investments	(637,665)	365,778	284,184
Cash, cash equivalents and short-term investments:
Beginning of year	2,331,468	1,965,690	1,681,506

End of year	$1,693,803	$2,331,468	$1,965,690

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2019	2018	2017
Non-cash activities during the year not included in the Statutory Statement of Cash Flows:
Stock cancellations	$57,575	$—	$—
Non-cash dividend to parent company	—	60,347	—
Investments received for insured securities losses	—	16,489	—
Write off of prepaid real estate related assets	—	2,727	—
Non-cash capital contribution to investment subsidiary	—	1,971	—
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	—	—	7,196,754
Transfer of bonds, mortgage loans, and derivatives related to affiliated reinsurance amendment	—	—	5,650,741
Transfer of bonds to settle reinsurance obligations	—	—	22,479
Asset transfer of ownership between hedge funds	—	—	125,036

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December  31, 2019

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On July 1, 2019, the Company completed a merger with Transamerica Advisors Life Insurance Company (TALIC), an Arkansas-domiciled affiliate. On October 1, 2018, the Company completed a merger with Firebird Re Corp (FReC), an Arizona-domiciled affiliate. The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of TALIC and FReC on a US statutory basis were carried forward to the merged company. As a result of the mergers, TALIC and FReC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock. As a result of the merger, the business previously ceded from the Company to FReC is no longer reflected as ceded risk in the restated merged financials. As a result of the merger, the business previously ceded from TALIC to the Company is no longer reflected as assumed risk in the restated merged financials.

Summarized financial information for the Company and TALIC presented separately for periods prior to the merger is as follows. The amounts presented for the Company’s revenues are reflective of the revision as described in Note 3:

	Year Ended December 31
	2018	2017
Revenues:
Company	$15,206,362	$730,065
TALIC	230,284	268,890

	$15,436,646	$998,955

Net income (loss):
Company	$(1,353,504)	$603,700
TALIC	(70,314)	193,953

	$(1,423,818)	$797,653

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31 2018
Assets:
Company	$117,015,550
TALIC	7,204,454
Reclassification to conform to current year presentation: Current federal income tax recoverable	(44,052)

$124,175,952

Liabilities:
Company	$111,237,254
TALIC	6,705,315
Reclassification to conform to current year presentation: Other liabilities	(44,052)

$117,898,517

Capital and Surplus:
Company	$5,778,296
TALIC	499,139

$6,277,435

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, and pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed investment contracts. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers, and financial institutions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements which differs from NAIC SAP:

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2019	2018	2017
Net income (loss), State of Iowa basis	XXX	XXX	XXX	$3,294,022	$(1,423,818)	$797,653
State prescribed practices that are an increase(decrease) from NAIC SAP:
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practices that are an increase(decrease) from NAIC SAP:
None				—	—	—

Net income (loss), NAIC SAP	XXX	XXX	XXX	$3,294,022	$(1,423,818)	$797,653

Statutory surplus, state of Iowa basis	XXX	XXX	XXX	$6,528,170	$6,277,435	$7,351,473
State prescribed practices that are an increase(decrease) from NAIC SAP:
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practices that are an increase(decrease) from NAIC SAP:
Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds—Change in net unrealized capital gains/ losses	—	(231,853)	(86,794)

Statutory surplus, NAIC SAP	XXX	XXX	XXX	$6,528,170	$6,045,582	$7,264,679

The Company elected early adoption of SSAP No. 108, Derivatives Hedging Variable Annuities Guarantees (SSAP 108) effective July 1, 2019. The early adoption allowed for transition from and release of a similar permitted practice in place with the IID since October 1, 2016 (the Permitted Practice). The Company received approval from the IID on September 4, 2019. Please refer to Note 3 for additional information.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the risk-based capital (RBC) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased Capital and Surplus by $127,960. The changes were recorded to the Change in Asset Valuation Reserve line of the Statements of Changes in Capital and Surplus.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86—Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheets and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheets (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Offsetting of Assets and Liabilities

Financial assets and liabilities are offset in the Balance Sheets when the Company has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivable, accounts receivable and company owned life insurance. Company owned life insurance is carried at cash surrender value.

Other liabilities consist primarily of remittances, amounts withheld by the Company, accrued expenses, payable for securities and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Separate Accounts

The majority of separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Certain other non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of the contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at fair value. These guarantees are included in the general account due to the nature of the guaranteed return.

Assets held in trust for purchases of variable life, variable universal life, variable annuity, and modified guaranteed annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the statements of operations as a component of net transfers from separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held. For interest sensitive whole life, the reserves held in the General Account are equal to the cash surrender value.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported net deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent that they are not impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

As of July 1, 2019, the Company has received IID approval on an approach for transitioning from a prior permitted practice into full implementation of SSAP No. 108. The approved transition approach will not result in adjustment to the Company’s historical statutory reporting or existing unamortized deferral balances established under the permitted practice at the time of transition. The Company will continue amortizing deferral balances established under the permitted practice according to the amortization schedule previously approved. This amortization will be reported as net realized capital gains (losses) in the Statements of Operations. The net deferral is re-classed from unassigned to special surplus and is presented in the Variable annuity reserve hedge offset deferral financial statement line item on the balance sheets. As of the date of transition, current period fair value fluctuations in the designated derivative instruments offset by the current period Valuation Manual section 21 (VM-21) liability change attributed to the hedged risk (“natural offset”) will be included in net realized capital gains (losses) in the Statements of Operations. As of the date of transition, the Company is fully compliant with the provisions of SSAP 108. The adoption of SSAP 108 and the contemporaneous release of the Permitted Practice will not impact historical statutory reporting or remaining residual balances established under the Permitted Practice and will not have a significantly different impact, in comparison to the Permitted Practice, on the Company’s statutory capital position or RBC ratio. Differences include reporting the natural offset as net realized capital gains/losses in the statements of operations compared to previously being included within the change in unrealized gains/losses with no impact to capital and surplus. Additionally, the deferral amortization under SSAP 108 begins in the subsequent reporting period as opposed to starting in the period it was established, as with the Permitted Practice. The delay in deferral amortization impacts the timing and flow through statutory capital and surplus, but does not create material differences from the Permitted Practice.

Effective January 1, 2019, the NAIC adopted revisions to SSAP No. 30, Unaffiliated Common Stock, which updated the definition of common stock to include SEC registered closed-end funds and unit investment trusts. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Change in Valuation Basis

As of December 31, 2019, the Company has received IID approval on an approach for adoption of the NAIC 2020 VM-21 and related Risk Based Capital C3P2 changes documented in the VM-21 2020 NAIC Valuation Manual: Requirements for Principle-Based Reserves for Variable Annuities. The Company has elected to early adopt the VM-21 requirements for variable annuities effective December 31, 2019. The approved transition approach did not result in an adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company reported the increase to the VM-21 reserve of $1,248,411. As a result, the Company released the voluntary reserve that was recorded to account for the adoption in the amount of $850,000 which was developed considering Q4 2018 balances and factors. The change year-over-year is due to significant market factor changes such as bond yields and treasury rates. As of the date of transition, the Company is fully compliant with the provisions of VM-21.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Revision to Prior Years

During 2019, the Company identified errors in prior year financial statements for which the Company has determined it appropriate to revise. The Company assessed the materiality of these revisions and concluded these revisions are not material to the December 31, 2018 and 2017 financial statements as a whole. The following tables show the impact of the revision after the effect of the TALIC merger as described in Note 1:

	Year Ended December 31, 2018
	As Revised for the Merger	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$11,448,988	$(635,470)	$10,813,518
Fee revenue and other income	1,977,174	(5,700)	1,971,474

Total revenue	$16,077,816	$(641,170)	$15,436,646

Benefits and expenses
Surrender benefits	$15,154,347	$(618,170)	$14,536,177

Total benefits and expenses	16,821,611	(618,170)	16,203,441
Gain (loss) from operations before dividends and federal income taxes	(743,795)	(23,000)	(766,795)

Federal income tax (benefit) expense	(55,012)	(8,050)	(63,062)
Net gain (loss) from operations	(694,736)	(14,950)	(709,686)

Net income (loss)	$(1,408,868)	$(14,950)	$(1,423,818)

Statements of Changes in Capital and Surplus
Balance at December 31, 2017
Net income (loss)	$(1,408,868)	$(14,950)	$(1,423,818)
Other changes—net	(16,325)	14,950	(1,375)

Balance at December 31, 2018	$6,277,435	$—	$6,277,435

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$11,449,184	$(612,470)	$10,836,714
Other income	2,896,789	(5,700)	2,891,089
Benefit and loss related payments	(18,576,471)	618,170	(17,958,301)

Net cash provided by (used in) operating activities	978,988	—	978,988
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	$(146,883)	$(54,285)	$(201,168)
Other cash (applied) provided	533,298	54,285	587,583

Net cash provided by (used in) financing and miscellaneous activities	(2,173,724)	—	(2,173,724)

Net increase (decrease) in cash, cash equivalents and short-term investments	365,778	—	365,778
Cash, cash equivalents and short-term investments:
Beginning of year	1,965,690	—	1,965,690

End of year	$2,331,468	$—	$2,331,468

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31, 2017
	As Revised for the Merger	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$(3,098,001)	$(416,167)	$(3,514,168)
Fee revenue and other income	1,997,110	(500)	1,996,610

Total revenue	$1,415,622	$(416,667)	$998,955

Benefits and expenses
Surrender benefits	$13,526,406	$(416,667)	$13,109,739

Total benefits and expenses	1,069,968	(416,667)	653,301
Gain (loss) from operations before dividends and federal income taxes	345,654	—	345,654

Net gain (loss) from operations	1,372,703	—	1,372,703

Net income (loss)	$797,653	$—	$797,653

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$5,446,470	$(416,167)	$5,030,303
Other income	6,905,908	(500)	6,905,408
Benefit and loss related payments	(16,493,134)	416,667	(16,076,467)

Net cash provided by (used in) operating activities	(331,021)	—	(331,021)
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	$(2,130,022)	$(37,281)	$(2,167,303)
Other cash (applied) provided	60,720	37,281	98,001

Net cash provided by (used in) financing and miscellaneous activities	(1,450,248)	—	(1,450,248)
Net increase (decrease) in cash, cash equivalents and short-term investments	284,184	—	284,184
Cash, cash equivalents and short-term investments:
Beginning of year	1,681,506	—	1,681,506

End of year	$1,965,690	$—	$1,965,690

Management has determined that the amounts primarily relate to misclassifications of balances within the Statements of Operations and Cash Flows for the years ended December 31, 2018 and 2017 related to accounting for retirement plan cash flows and other cash flow presentation reclassifications. This error resulted in offsetting misstatements to premiums and other considerations, fee revenue and other income, and surrender benefits and corresponding offsetting misstatements within the cash provided by (used in) operating activities and cash provided by (used in) financing and miscellaneous activities. The misclassifications had no impact to the Company’s net income or capital and surplus in the prior years.

In addition, Management reclassified certain prior year out of period adjustments from income to capital and surplus per SSAP No. 3, Accounting Changes and Corrections of Errors.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheets date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2019 and 2018, respectively:

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,298,116	$1,298,076	$1,042,719	$255,397	$—	$—	$—
Short-term notes receivable from affiliates	240,300	240,300	—	240,300	—	—	—
Bonds	28,644,195	25,412,467	5,355,305	22,844,657	444,233	—	—
Preferred stocks, other than affiliates	109,845	111,630	—	108,849	996	—	—
Common stocks, other than affiliates	80,789	80,789	10,227	19	70,543	—	—
Mortgage loans on real estate	5,383,132	5,096,613	—	—	5,383,132	—	—
Other invested assets	262,406	218,682	—	243,524	18,882	—	—
Derivative assets:
Options	311,739	311,739	—	311,739	—	—	—
Interest rate swaps	1,363,717	1,363,526	—	1,363,717	—	—	—
Currency swaps	8,929	7,304	—	8,929	—	—	—
Credit default swaps	59,599	34,248	—	59,599	—	—	—
Equity swaps	55	55	—	55	—	—	—
Interest rate futures	467	467	467	—	—	—	—
Equity futures	686	686	686	—	—	—	—
Derivative assets total	1,745,192	1,718,025	1,153	1,744,039	—	—	—
Policy loans	1,099,596	1,099,596	—	1,099,596	—	—	—
Securities lending reinvested collateral	987,763	987,763	96	987,667	—	—	—
Separate account assets	85,275,020	85,209,155	81,391,463	3,878,274	5,283	—	—
Liabilities
Investment contract liabilities	16,687,551	11,934,145	—	218,239	16,469,312	—	—
Derivative liabilities:
Options	151,696	151,696	—	151,696	—	—	—
Interest rate swaps	1,279,477	1,442,132	—	1,279,477	—	—	—
Currency swaps	2,279	4,328	—	2,279	—	—	—
Credit default swaps	(3,740)	13,450	—	(3,740)	—	—	—
Equity swaps	211,606	211,606	—	211,606	—	—	—
Interest rate futures	22,916	22,916	22,916	—	—	—	—
Equity futures	5,673	5,673	5,673	—	—	—	—
Derivative liabilities total	1,669,907	1,851,801	28,589	1,641,318	—	—	—
Dollar repurchase agreements	448,829	448,829	—	448,829	—	—	—
Payable for securities lending	1,246,827	1,246,827	—	1,246,827	—	—	—
Payable for derivative cash collateral	484,637	484,637	—	484,637	—	—	—
Separate account annuity liabilities	78,615,086	78,617,102	2,783	78,565,537	46,766	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31, 2018
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,966,071	$1,966,071	$1,385,771	$580,300	$—	$—	$—
Short-term notes receivable from affiliates	261,000	261,000	—	261,000	—	—	—
Bonds	28,352,356	27,627,135	7,005,814	20,905,525	441,017	—	—
Preferred stocks, other than affiliates	97,812	104,793	—	94,815	2,997	—	—
Common stocks, other than affiliates	171,979	171,979	15,401	6	156,572	—	—
Mortgage loans on real estate	4,647,770	4,600,493	—	—	4,647,770	—	—
Other invested assets	241,689	214,934	—	229,963	11,726	—	—
Derivative assets:
Options	996,427	996,427	—	996,427	—	—	—
Interest rate swaps	710,817	711,165	—	710,817	—	—	—
Currency swaps	15,288	15,495	—	15,288	—	—	—
Credit default swaps	52,360	52,579	—	52,360	—	—	—
Equity swaps	281,457	281,457	—	281,457	—	—	—
Interest rate futures	20,639	20,639	20,639	—	—	—	—
Equity futures	20,189	20,189	20,189	—	—	—	—
Derivative assets total	2,097,177	2,097,951	40,828	2,056,349	—	—	—
Policy loans	1,139,853	1,139,853	—	1,139,853	—	—	—
Securities lending reinvested collateral	1,660,683	1,660,683	71,045	1,589,638	—	—	—
Separate account assets	76,150,197	76,130,173	72,461,882	3,684,492	3,823	—	—
Liabilities
Investment contract liabilities	13,297,887	12,379,779	—	243,143	13,054,743	—	—
Derivative liabilities:
Options	344,808	344,808	—	344,808	—	—	—
Interest rate swaps	376,095	591,999	—	376,095	—	—	—
Currency swaps	1,706	645	—	1,706	—	—	—
Credit default swaps	(1,309)	13,394	—	(1,309)	—	—	—
Equity swaps	16,890	16,890	—	16,890	—	—	—
Interest rate futures	6,999	6,999	6,999	—	—	—	—
Equity futures	1,239	1,239	1,239	—	—	—	—
Derivative liabilities total	746,428	975,974	8,238	738,190	—	—	—
Dollar repurchase agreements	214,357	214,357	—	214,357	—	—	—
Payable for securities lending	1,835,122	1,835,122	—	1,835,122	—	—	—
Payable for derivative cash collateral	1,245,534	1,245,534	—	1,245,534	—	—	—
Separate account annuity liabilities	69,914,071	69,915,907	3,069	69,874,047	36,955	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$15,615	$4,075	$—	$19,690

Total bonds	—	15,615	4,075	—	19,690

Preferred stock
Industrial and miscellaneous	—	41	996	—	1,037

Total preferred stock	—	41	996	—	1,037

Common stock
Mutual funds	5,049	—	—	—	5,049
Industrial and miscellaneous	5,178	19	70,543	—	75,740

Total common stock	10,227	19	70,543	—	80,789

Cash equivalents and short-term
Money market mutual funds	1,042,719	—	—	—	1,042,719

Total cash equivalents and short-term	1,042,719	—	—	—	1,042,719

Securities lending reinvested collateral	96	—	—	—	96
Derivative assets	1,153	1,671,609	—	—	1,672,762
Separate account assets	81,255,681	3,293,963	4,271	—	84,553,915

Total assets	$82,309,876	$4,981,247	$79,885	$—	$87,371,008

Liabilities:
Derivative liabilities	$28,589	$1,633,210	$—	$—	1,661,799
Separate account liabilities	2,783	—	—	—	2,783

Total liabilities	$31,372	$1,633,210	$—	$—	$1,664,582

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Government	$—	$900	$—	$—	$900
Industrial and miscellaneous	—	26,472	8,205	—	34,677
Hybrid securities	—	2,282	—	—	2,282

Total bonds	—	29,654	8,205	—	37,859

Preferred stock
Industrial and miscellaneous	—	1,601	2,997	—	4,598

Total preferred stock	—	1,601	2,997	—	4,598

Common stock
Mutual funds	12,648	—	—	—	12,648
Industrial and miscellaneous	2,753	6	156,572	—	159,331

Total common stock	15,401	6	156,572	—	171,979

Cash equivalents and short-term
Money market mutual funds	1,385,771	—	—	—	1,385,771

Total cash equivalents and short-term	1,385,771	—	—	—	1,385,771

Securities lending reinvested collateral	71,045	—	—	—	71,045
Derivative assets	40,828	1,995,419	—	—	2,036,247
Separate account assets	72,321,900	3,124,101	3,823	—	75,449,824

Total assets	$73,834,945	$5,150,781	$171,597	$—	$79,157,323

Liabilities:
Derivative liabilities	$8,238	$811,965	$—	$—	$820,203
Separate account liabilities	3,069	—	—	—	3,069

Total liabilities	$11,307	$811,965	$—	$—	$823,272

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

The following tables summarize the changes in assets classified as Level 3 for 2019 and 2018:

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
RMBS	$—	$5	$—	$—	$(5)
Other	8,206	—	1,829	72	398
Preferred stock	2,997	—	—	—	(2,654)
Common stock	156,572	—	4,197	(5,874)	3,296
Separate account assets	3,824	1,264	807	(3)	(789)

Total	$171,598	$1,269	$6,833	$(5,805)	$246

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019
Bonds
RMBS	$—	$—	$—	$—	$—
Other	—	—	—	2,772	4,075
Preferred stock	653	—	—	—	996
Common stock	4,645	6,702	90,600	1	70,543
Separate account assets	848	—	(27)	93	4,271

Total	$6,146	$6,702	$90,573	$2,866	$79,885

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(3)	$3
RMBS	—	—	—	(26)	26
Other	14,619	—	5,465	108	423
Preferred stock	3,180	—	—	—	(754)
Common stock	197,751	—	270	(2,000)	3,398
Other long term	—	920	1,040	—	(310)
Derivatives	29,230	—	—	(84,445)	(29,230)
Separate account assets	51,040	1,394	249	(43,234)	(77)

Total	$295,820	$2,314	$7,024	$(129,600)	$(26,521)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	—	—
Other	—	—	—	1,479	8,206
Preferred stock	828	—	259	—	2,997
Common stock	—	216	42,400	123	156,572
Other long term	430	—	—	—	—
Derivatives	—	—	(3,869)	(80,576)	—
Separate account assets	100	—	3,490	1,660	3,824

Total	$1,358	$216	$42,280	$(77,314)	$171,598

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2019, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2019, the Company held one property as held-for sale, where carrying amount of $576 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019
Bonds:
United States Government and agencies	$4,280,658	$775,293	$372	$5,055,579
State, municipal and other government	1,174,675	125,422	16,509	1,283,588
Hybrid securities	271,982	42,062	1,464	312,580
Industrial and miscellaneous	15,555,330	2,013,749	42,420	17,526,659
Mortgage and other asset-backed securities	4,129,822	351,694	15,727	4,465,789

Total unaffiliated bonds	25,412,467	3,308,220	76,492	28,644,195
Unaffiliated preferred stocks	111,630	6,330	8,115	109,845

	$25,524,097	$3,314,550	$84,607	$28,754,040

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$58,311	$22,545	$67	$80,789

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds:
United States Government and agencies	$6,578,120	$277,575	$121,838	$6,733,857
State, municipal and other government	761,458	35,634	19,456	777,636
Hybrid securities	260,707	13,182	8,417	265,472
Industrial and miscellaneous	15,824,266	731,481	383,320	16,172,427
Mortgage and other asset-backed securities	4,202,584	265,837	65,457	4,402,964

Total unaffiliated bonds	27,627,135	1,323,709	598,488	28,352,356
Unaffiliated preferred stocks	104,793	3,022	10,003	97,812

	$27,731,928	$1,326,731	$608,491	$28,450,168

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$154,552	$18,557	$1,130	$171,979

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2019
December 31:	Carrying Value	Fair Value
Due in one year or less	$715,115	$721,686
Due after one year through five years	4,446,683	4,713,256
Due after five years through ten years	5,108,090	5,808,153
Due after ten years	11,012,757	12,935,311

	21,282,645	24,178,406
Mortgage and other asset-backed securities	4,129,822	4,465,789

	$25,412,467	$28,644,195

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2019 and 2018 is as follows:

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$896	$4	$10,513	$368
State, municipal and other government	37,638	10,695	96,166	5,814
Hybrid securities	18,613	1,464	—	—
Industrial and miscellaneous	349,475	31,808	398,580	10,612
Mortgage and other asset-backed securities	217,019	12,486	503,736	3,241

Total bonds	623,641	56,457	1,008,995	20,035

Preferred stocks-unaffiliated	47,696	8,025	4,511	90
Common stocks-unaffiliated	—	—	739	67

	$671,337	$64,482	$1,014,245	$20,192

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	2018
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$415,707	$25,873	$3,771,379	$95,965
State, municipal and other government	84,973	6,723	192,550	12,733
Hybrid securities	13,815	2,063	114,678	6,354
Industrial and miscellaneous	1,584,834	141,445	4,936,668	241,875
Mortgage and other asset-backed securities	796,932	39,004	828,836	26,453

Total bonds	2,896,261	215,108	9,844,111	383,380

Preferred stocks-unaffiliated	23,579	6,575	38,576	3,428
Common stocks-unaffiliated	—	—	11,083	1,130

	$2,919,840	$221,683	$9,893,770	$387,938

During 2019, there were $4,294 of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis. During 2018 and 2017, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2019, 2018 and 2017 the Company recognized OTTI of $5,546, $4,339 and $7,960, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2019, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
87266TAJ1	$1,299	$1,056	$243	$1,056	$869	3/31/2019
79548KXQ6	295	271	24	271	228	3/31/2019
14984WAA8	1,399	1,295	104	1,295	1,295	6/30/2019
87266TAJ1	587	484	103	484	387	6/30/2019
79548KXQ6	250	250	—	250	209	6/30/2019
41161PPQ0	19,646	18,718	928	18,718	17,362	9/30/2019
36828QQK5	2,493	2,237	256	2,237	1,754	9/30/2019
79548KXQ6	221	203	18	203	58	9/30/2019
126671ZS8	4	4	—	4	4	9/30/2019
585525ES3	491	480	11	480	424	9/30/2019
15032GAC8	2,245	2,245	—	2,245	2,245	9/30/2019
41161PPQ0	18,422	18,368	54	18,368	16,944	12/31/2019
36828QQK5	2,237	1,134	1,103	1,134	1,751	12/31/2019
52108MDN0	3,049	366	2,683	366	1,870	12/31/2019
22541SGE2	432	417	15	417	426	12/31/2019
585525ES3	428	424	4	424	381	12/31/2019

			$5,546

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2019 and 2018 is as follows:

	2019		2018
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$12,486	$15,728	$39,004	$40,117
The aggregate related fair value of securities with unrealized losses	217,019	517,385	796,932	850,568

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 199 and 663 securities with a carrying amount of $735,818 and $3,141,523, and an unrealized loss of $64,482 and $221,683. Of this portfolio, 65.2% and 90.7% were investment grade with associated unrealized losses of $19,696 and $165,913, respectively.

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 245 and 1,411 securities with a carrying amount of $1,033,633 and $10,269,495 and an unrealized loss of $20,125 and $386,809. Of this portfolio, 91.1% and 89.7% were investment grade with associated unrealized losses of $11,888 and $302,186, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2019 and 2018, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 7 and 13 securities with a cost of $807 and $12,212 and an unrealized loss of $67 and $1,130.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2019
Bond, amortized cost	2	$18,813	$18,169
Loan-backed and structured securities, amortized cost	3	6,719	6,719
Preferred stock, amortized cost	1	996	996

Total	6	$26,528	$25,884

December 31, 2018
Bond, amortized cost	3	$29,647	$29,725
Loan-backed and structured securities, amortized cost	1	8	8
Preferred stock, amortized cost	1	2,996	2,996

Total	5	$32,651	$32,729

The tables below present the Company’s gross and net receivable for securities and borrowed money financial statement line items that were subject to offsetting:

December 31, 2019	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Receivables for securities	$120,009	$101,474	$18,535
Liabilities:
Borrowed money	$550,303	$101,474	$448,829

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Receivables for securities	$273,566	$149,607	$123,959
Liabilities:
Borrowed money	$353,860	$149,607	$204,253

During 2019 and 2018, the Company sold, redeemed or otherwise disposed of 175 and 159 securities as a result of a callable feature which generated investment income of $13,296 and $18,683 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2019	2018	2017
Proceeds	$13,048,390	$5,928,234	$18,171,710

Gross realized gains	$133,153	$86,626	$2,375,500
Gross realized losses	(37,677)	(209,899)	(151,723)

Net realized capital gains (losses)	$95,476	$(123,273)	$2,223,777

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2019, 2018 and 2017 of $30,802, $10,795 and $19,101, respectively.

At December 31, 2019 and 2018, the Company had no investments in restructured securities.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2019 and 2018 were as follows:

December 31, 2019
	Farm	Commercial	Total
AAA - AA	$10,519	$3,000,254	$3,010,773
A	31,600	1,812,978	1,844,578
BBB	6,458	217,779	224,237
BB	8,536	4,089	12,625
B	—	4,400	4,400

	$57,113	$5,039,500	$5,096,613

December 31, 2018
	Farm	Commercial	Total
AAA - AA	$219	$2,635,041	$2,635,260
A	42,814	1,745,127	1,787,941
BBB	6,690	157,753	164,443
BB	8,730	4,119	12,849
B	—	—	—

	$58,453	$4,542,040	$4,600,493

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2019, the Company issued mortgage loans with a maximum interest rate of 5.52% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination was 82%. During 2018, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.95% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination was 69%.

During 2019 and 2018, the Company did not reduce the interest rate on any outstanding mortgage loans.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2019 and 2018.

		Commercial
	Farm	All Other	Total
December 31, 2019
Recorded Investment (All)
(a) Current	$57,113	$4,958,605	$5,015,718
(b) 30-59 Days Past Due	—	—	—
(c) 60-89 Days Past Due	—	—	—
(d) 90-179 Days Past Due	—	—	—
(e) 180+ Days Past Due	—	80,895	80,895
Accruing interest 90-179 days past due
(a) Recorded investment	—	—	—
(b) Interest accrued	—	—	—
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$33,658	$1,483,157	$1,516,815

		Commercial
	Farm	All Other	Total
December 31, 2018
Recorded Investment (All)
(a) Current	$50,576	$4,461,023	$4,511,599
(b) 30-59 Days Past Due	—	—	—
(c) 60-89 Days Past Due	—	57,005	57,005
(d) 90-179 Days Past Due	7,875	—	7,875
(e) 180+ Days Past Due	—	24,014	24,014
Accruing interest 90-179 days past due
(a) Recorded investment	7,876	—	7,876
(b) Interest accrued	96	—	96
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$31,524	$1,286,604	$1,318,128

At December 31, 2019 and 2018, respectively, multiple mortgage loans with a carrying value of $80,895 and $24,014 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2019 and 2018. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2019 and 2018, there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2019 and 2018, the Company held no impaired loans with related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2019 and 2018 was $0 and $49,118, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2019	2018	2017
Balance at beginning of period	$—	$26,618	$1,421
Additions, net charged to operations	—	—	26,618
Recoveries in amounts previously charged off	—	(26,618)	(1,421)

Balance at end of period	$—	$—	$26,618

As of December 31, 2019 and 2018, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2019, 2018 and 2017, respectively, the Company recognized $0, $852 and $5,359 of interest income on impaired loans. Interest income of $0, $860 and $2,806, respectively, was recognized on a cash basis for the years ended December 31, 2019, 2018 and 2017.

At December 31, 2019 and 2018, the Company held a mortgage loan loss reserve in the AVR of $69,202 and $46,436, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2019	2018		2019	2018
Pacific	25%	28%	Apartment	47%	47%
South Atlantic	23	22	Retail	19	21
Middle Atlantic	16	16	Office	15	16
E. North Central	9	8	Industrial	15	12
W. North Central	8	8	Other	2	2
W. South Central	8	7	Agricultural	1	1
Mountain	7	6	Medical	1	1
E. South Central	3	4
New England	1	1

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019, 2018 and 2017, the Company had mortgage loans with a total net admitted asset value of $20,550, $23,144 and $83,445, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2019, 2018 and 2017 related to such restructurings. At December 31, 2019 and 2018, there were no commitments to lend additional funds to debtors owing receivables.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $5,078, $26,231 and $4,033 were taken on real estate in 2019, 2018 and 2017, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Statements of Operations, for the year ended December 31, 2019.

As of December 31, 2019, there were four properties classified as held for sale. As of December 31, 2018, there were nine properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2019, one property classified as held for sale was disposed of resulting in a net realized gain of $1,788. During 2018, six properties classified as held for sale were disposed of resulting in a net realized gain of $4,579. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

The Company also disposed of other properties during 2019 and 2018 resulting in net realized gains of $9,047 and $26,756, respectively.

The carrying value of the Company’s real estate assets at December 31, 2019 and 2018 was as follows:

	2019	2018
Home office properties	$45,831	$52,466
Investment properties	—	18,953
Properties held for sale	5,715	43,027

	$51,546	$114,446

Accumulated depreciation on real estate at December 31, 2019 and 2018, was $47,188 and $72,083, respectively.

Other Invested Assets

During 2019, the Company recorded impairments of $5,488, $3,363, and $13,867 throughout 2019, 2018 and 2017. These impairments were primarily related to private equity funds, except for 2017, which also included an impairment for a tax credit fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

These write-downs are included in net realized capital gains (losses) within the Statements of Operations.

During 2017, the Company reassigned its ownership interest in the Prisma Spectrum Fund for an additional interest in the Zero Beta Fund in the amount of $125,036, which resulted in a realized gain of $19,443.

Tax Credits

At December 31, 2019, the Company had ownership interests in forty-six LIHTC investments with a carrying value of $58,163. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2029 is $26,728. Tax credits recognized in 2019 were $81,690, and other tax benefits recognized in 2019 were $2,795. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2018, the Company had ownership interests in forty-seven LIHTC investments with a carrying value of $33,212. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2029 is $55,107. Tax credits recognized during 2018 was $76,141. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2019 and 2018:

		December 31, 2019
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$2,683	$5,024
Economic Redevelopment and Growth Tax Credits	NJ	5,281	20,948

Total		$7,964	$25,972

		December 31, 2018
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$3,880	$6,220
Economic Redevelopment and Growth Tax Credits	NJ	3,994	20,948

Total		$7,874	$27,168

*	The unused amount reflects credits that the Company deems will be realizable in the period 2019-2030.

The Company did not have any non-transferable state tax credits.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

Amounts disclosed in this Derivatives section do not include derivatives utilized in the hedging of variable annuity guarantees in accordance with SSAP 108. Please see the subsequent section “Derivatives Hedging Variable Annuity Guarantees” for results associated with those derivatives.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2019 and 2018 was as follows:

	2019	2018
Fair value - positive	$647,378	$2,285,546
Fair value - negative	(646,157)	(934,798)

At December 31, 2019, 2018 and 2017, the Company has recorded unrealized gains (losses) of ($257,972), $858,229 and ($131,678), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2019, 2018 and 2017 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 24 years for forecasted hedge transactions. At December 31, 2019 and 2018, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2019 and 2018, the Company has accumulated deferred gains in the amount of $2,334 and $0, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2020.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Summary of realized gains (losses) by derivative type for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Options:
Calls	$(15,424)	$59,693	$2,473
Caps	—	—	(1,203)
Puts	—	(26,491)	(7,634)

Total options	$(15,424)	$33,202	$(6,364)

Swaps:
Interest rate	$95,162	$(299,024)	$307,519
Credit	(3,099)	(14,288)	8,209
Total return	(611,814)	(205,341)	(1,443,432)

Total swaps	$(519,751)	$(518,653)	$(1,127,704)

Futures—net positions	535,875	(310,914)	60,205
Lehman settlements	106	537	1,195

Total realized gains (losses)	$806	$(795,828)	$(1,072,668)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019		2018
Derivative component of RSATs
Credit default swaps	$56,455	$55,387	$(9,504	) $	(6,341)
Interest rate swaps	3,225	1,650	—		8,598

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$59,599	$43,455	$(11,589)	$(1,309)
Interest rate swaps	3,972	2,188	—	—

Total	$63,571	$45,643	$(11,589)	$(1,309)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Derivative component of RSATs
Credit default swaps	$(3,099)	$(4,476)	$8,209
Interest rate swaps	—	(8,207)	(59,357)

Total	$(3,099)	$(12,683)	$(51,148)

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2019 and 2018:

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$6,522	$441,000	1.9
Credit default swaps referencing indices		108	10,000	39.9

Subtotal		6,630	451,000	2.7

BBB	2
Single name credit default swaps (3)		41,004	1,781,035	1.8
Credit default swaps referencing indices		23,093	1,192,624	2.9

Subtotal		64,097	2,973,659	2.3

BB	3
Single name credit default swaps (3)		462	50,000	1.2

Subtotal		462	50,000	1.2

Total		$71,189	$3,474,659	2.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign government and state entities.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		2018
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$5,534	$468,085	2.6
Credit default swaps referencing indices		(109)	10,000	40.9

Subtotal		5,425	478,085	3.4

BBB	2
Single name credit default swaps (3)		32,228	1,905,450	2.7
Credit default swaps referencing indices		7,806	907,000	3.3

Subtotal		40,034	2,812,450	2.9

BB	3
Single name credit default swaps (3)		2,427	145,500	2.7

Subtotal		2,427	145,500	2.7

B	4
Single name credit default swaps (3)		(2,809)	27,000	2.7

Subtotal		(2,809)	27,000	2.7

CCC and lower	5
Single name credit default swaps (3)		(312)	5,000	1.0

Subtotal		(312)	5,000	1.0

Total		$44,765	$3,468,035	2.9

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $3,474,659 from the table above were $0. At December 31, 2018, the maximum amounts of potential future recoveries available to offset the $3,468,035 from the table above were $0.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2019	2018	2019	2018
Derivative assets:
Credit default swaps	$2,402,624	$2,509,467	$59,599	$52,360
Currency swaps	88,501	129,622	8,929	15,288
Equity futures	—	22	686	20,189
Equity swaps	209,341	3,706,430	55	281,457
Interest rate futures	—	38	—	20,639
Interest rate swaps	33,735	24,881,535	5,147	710,817
Options	21,196,796	23,094,442	311,739	996,427
Derivative liabilities:
Credit default swaps	1,446,000	1,318,568	(3,740)	(1,309)
Currency swaps	142,704	18,459	2,279	1,706
Equity futures	(12)	(1)	5,673	1,239
Equity swaps	4,823,034	145,269	211,606	16,890
Interest rate futures	—	(19)	—	6,999
Interest rate swaps	3,366,493	15,261,493	17,420	376,095
Options	(3,676,923)	(3,815,570)	151,696	344,808

*	Futures are presented in contract format. Swaps and options are presented in notional format.

Derivatives Hedging Variable Annuity Guarantees

The hedged obligation consists of guaranteed benefits on variable annuity contracts and resembles a long dated put option where claim payment is made whenever account value is less than a guaranteed amount, adjusted for applicable fees. Changes in interest rates impact the present value of future product cash flows (discount rate) as well as the value of investments comprising the account value to be assessed against the guarantee. Under this VM-21 compliant clearly defined hedging strategy (CDHS), interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives such as treasury bond forwards, treasury futures, interest rate swaps, interest rate swaptions or treasury future options. The hedging strategy is unchanged from the prior reporting period, and the total return on the designated portfolio of derivatives has been highly effective in covering the interest rate risk (rho) of the hedged obligation. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP 108 and entails assessment of the total return on the designated portfolio of derivatives against changes in the fair value of the hedged obligation due to interest rate movements on a cumulative basis.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Scheduled amortization for SSAP 108 derivatives as of December 31, 2019 is as follows:

Amortization Year	Deferred Assets	Deferred Liabilities
2020	$68,503	$18,702
2021	60,234	18,702
2022	39,808	18,702
2023	39,808	18,702
2024	39,808	18,702
2025	39,808	18,702
2026	29,176	18,702
2027	22,720	18,702
2028	17,393	18,702
2029	20,155	14,028

Total	$377,413	$182,346

As discussed in Note 2 and 3, the Company elected to adopt SSAP 108 effective July 1, 2019.

The following table is a reconciliation of the total deferred balance of SSAP 108 derivatives from the date of adoption through December 31, 2019. The beginning deferred balance was the deferral under a previous permitted practice described in Note 2.

1.	Total Deferred Balance, July 1, 2019	$189,601
2.	Current Year Amortization	19,002
3.	Current Year Deferred Recognition	(24,468)

4.	Ending Deferred Balance [1-(2+3)]	$195,067

The following tables provide information regarding SSAP 108 hedging instruments:

	12/31/2019	7/1/2019
Amortized cost	$(51)	$(53)
Fair value	$74,063	$447,385

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total
Derivative performance	$23,639	$495,410	$(373,324)	$145,725

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	—	(184,385)	14,192	(170,193)
Deferred	(23,639)	(311,025)	359,132	24,468

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Prior year fair value of hedged item	$(2,294,125)
Current year fair value of hedged item	(2,573,520)

Change in fair value attributable to interest rates	$(279,395)

Portion of the fair value change attributed to the hedged risk	$(232,394)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2019 and 2018, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2019
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$1,246,827	$—	$—	$—	$1,246,827
Subject to repurchase agreements	113,025	—	—	—	113,025
Subject to dollar repurchase agreements	550,333	—	—	—	550,333
FHLB capital stock	42,800	—	—	—	42,800
On deposit with states	43,813	—	—	—	43,813
Pledged as collateral to FHLB (including assets backing funding agreements)	1,259,059	—	—	—	1,259,059
Pledged as collateral not captured in other categories	736,696	—	—	—	736,696
Other restricted assets	1,170,136	—	—	—	1,170,136

Total restricted assets	$5,162,689	$—	$—	$—	$5,162,689

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2018)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$1,842,557	$(595,730)	$—	$1,246,827	0.96%	0.96%
Subject to repurchase agreements	205,405	(92,380)	—	113,025	0.09%	0.09%
Subject to dollar repurchase agreements	371,260	179,073	—	550,333	0.42%	0.42%
FHLB capital stock	133,400	(90,600)	—	42,800	0.03%	0.03%
On deposit with states	43,908	(95)	—	43,813	0.03%	0.03%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,405,503	(3,146,444)	—	1,259,059	0.97%	0.97%
Pledged as collateral not captured in other categories	687,891	48,805	—	736,696	0.56%	0.56%
Other restricted assets	1,172,934	(2,798)	—	1,170,136	0.90%	0.90%

Total restricted assets	$8,862,858	$(3,700,169)	$—	$5,162,689	3.96%	3.96%

The amounts reported as other restricted assets in the table above represent assets held in trust related to reinsurance.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2019 and 2018, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2019
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$728,018	$—	$—	$—	$728,018
Secured funding agreements	6,357	—	—	—	6,357
AMBAC	2,321	—	—	—	2,321

Total	$736,696	$—	$—	$—	$736,696

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year (2018)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$638,025	$89,993	$728,018	0.56%	0.56%
Secured funding agreements	46,723	(40,366)	6,357	0.00%	0.00%
AMBAC	3,143	(822)	2,321	0.00%	0.00%

Total	$687,891	$48,805	$736,696	0.56%	0.56%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2019 and 2018:

2019
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$898,267	$898,267	2.02%	2.02%
Securities lending collateral assets	1,246,827	1,246,827	2.80	2.80
Other	35,199	35,199	0.08	0.08

Total collateral assets	$2,180,293	$2,180,293	4.90%	4.90%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$2,181,672	5.75%

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2018
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,453,892	$1,453,892	3.05%	3.06%
Securities lending collateral assets	1,835,122	1,835,122	3.85	3.87
Other	5,999	5,999	0.01	0.01

Total collateral assets	$3,295,013	$3,295,013	6.91%	6.94%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,296,139	8.01%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2019	2018	2017
Income:
Bonds	$1,185,232	$1,276,258	$1,660,465
Preferred stocks	6,230	8,251	6,160
Common stocks	143,184	100,616	214,463
Mortgage loans on real estate	226,766	204,434	245,562
Real estate	21,899	20,190	20,862
Policy loans	67,366	69,773	72,733
Cash, cash equivalents and short-term investments	59,292	39,557	24,772
Derivatives	16,562	32,673	82,507
Other invested assets	49,846	73,164	295,840

Gross investment income	1,776,377	1,824,916	2,623,364
Less: investment expenses	171,238	205,794	172,388

Net investment income before amortization of IMR	1,605,139	1,619,122	2,450,976
Amortization of IMR	39,186	48,050	65,306

Net investment income	$1,644,325	$1,667,172	$2,516,282

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

		Realized
	Year Ended December 31
	2019	2018	2017
Bonds	$62,739	$(135,605)	$2,204,142
Preferred stocks	1,933	1,539	535
Common stocks	25,384	(3,690)	(1,978)
Mortgage loans on real estate	388	(25,696)	93,149
Real estate	5,756	5,104	(4,101)
Cash, cash equivalents and short-term investments	239	(51)	(202)
Derivatives	311,724	(796,365)	(1,073,863)
Variable annuity reserve hedge offset	(159,833)	—	—
Other invested assets	82,951	113,854	118,984

Change in realized capital gains (losses), before taxes	331,281	(840,910)	1,336,666
Federal income tax effect	(43,047)	4,006	(197,937)
Transfer from (to) interest maintenance reserve	(47,710)	122,772	(1,713,779)

Net realized capital gains (losses) on investments	$240,524	$(714,132)	$(575,050)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2019	2018	2017
Bonds	$48,719	$34,184	$65,937
Preferred stocks	(2,504)	(859)	(564)
Common stocks	5,052	1,874	1,468
Affiliated entities	447,273	157,530	398,521
Mortgage loans on real estate	—	26,618	(25,197)
Cash equivalents and short-term investments	(31)	145	6
Derivatives	(761,219)	1,093,543	(66,675)
Other invested assets	18,228	32,164	182,596

Change in unrealized capital gains (losses), before taxes	(244,482)	1,345,199	556,092
Taxes on unrealized capital gains (losses)	(82,980)	(54,824)	123,327

Change in unrealized capital gains (losses), net of tax	$(327,462)	$1,290,375	$679,419

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2019 and 2018 were as follows:

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$1,003	$168	$1,077	$173
Ordinary renewal business	278,922	256,376	94,286	84,273
Group life direct business	17,843	9,477	16,474	7,911
Credit direct business	9	9	13	13

	$297,777	$266,030	$111,850	$92,370

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2019 and 2018 were as follows:

	Year Ended December 31
	2019	2018
Life insurance reserves	$11,472,311	$12,368,680
Annuity reserves and supplementary contracts with life contingencies	14,094,715	14,244,431
Accident and health reserves (including long term care)	670,910	681,838

Total policy reserves	$26,237,936	$27,294,949
Deposit-type contracts	591,570	967,757
Policy claims	479,226	527,901

Total policy reserves, deposit-type contracts and claim liabilities	$27,308,732	$28,790,607

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method or Actuarial Guideline XXXVIII. Effective July 1, 2017, term insurance issued follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Effective July 1, 2017, for substandard term insurance policies, per VM-20 requirements, the substandard rating is applied to the reserve mortality. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2019 and 2018, the Company had insurance in force aggregating $59,712,049 and $78,179,488, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the IID. The Company established policy reserves of $1,608,260 and $1,667,131 to cover these deficiencies as of December 31, 2019 and 2018, respectively.

Participating life insurance policies were issued by the Company in prior years which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2019 and 2018.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Both the stochastic reserves and the standard projection are determined as the conditional tail expectation (CTE)-70 of the scenario reserves. To determine the CTE-70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and Society of Actuaries. The stochastic reserves uses prudent estimate assumptions based on Company experience, while the standard projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2019 and 2018, the Company had no premium deficiency reserve related to accident and health policies.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2019
2019	$—	$276,850	$201,741	$75,109
2018 and prior	135,241	2,690	86,381	51,550

	135,241	$279,540	$288,122	126,659

Active life reserve	$632,180			$623,147

Total accident and health reserves	$767,421			$749,806

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2018
2018	$—	$308,983	$225,500	$83,483
2017 and prior	157,201	(21,859)	83,584	51,758

	157,201	$287,124	$309,084	135,241

Active life reserve	$657,543			$632,180

Total accident and health reserves	$814,744			$767,421

The change in the Company’s unpaid claims reserve was $2,690 and ($21,859) for the years ended December 31, 2019 and 2018, respectively, for health claims that were incurred prior to those balance sheets dates. The change in 2019 was in normal range. The change in 2018 resulted primarily from variances in the estimated frequency of claims and claim severity.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year
Year ended December 31, 2019
2019	$—	$17,934	$17,219	$715
2018 and prior	3,091	(1,017)	1,584	490

	$3,091	$16,917	$18,803	$1,205

Year ended December 31, 2018
2018	$—	$16,859	$14,951	$1,908
2017 and prior	3,279	(325)	1,771	1,183

	$ 3,279	$16,534	$ 16,722	$ 3,091

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2019.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$541,753	$561	$—	$542,314	1%
At book value less surrender charge of 5% or more	907,255	—	—	907,255	1
At fair value	3,842	—	49,151,231	49,155,073	80

Total with adjustment or at fair value	1,452,850	561	49,151,231	50,604,642	82
At book value without adjustment (minimal or no charge or adjustment)	7,800,086	—	—	7,800,086	13
Not subject to discretionary withdrawal provision	2,498,084	—	264,646	2,762,730	5

Total individual annuity reserves	11,751,020	561	49,415,877	61,167,458	100%

Less reinsurance ceded	2,833,026	—	—	2,833,026

Net individual annuities reserves	$8,917,994	$561	$49,415,877	$58,334,432

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	8	—	—	8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,107,433	$18,568	$—	$1,126,001	3%
At book value less surrender charge of 5% or more	235	—	—	235	—
At fair value	—	—	29,101,801	29,101,801	84

Total with adjustment or at fair value	1,107,668	18,568	29,101,801	30,228,037	87
At book value without adjustment (minimal or no charge or adjustment)	2,475,633	—	—	2,475,633	7
Not subject to discretionary withdrawal provision	2,189,501	—	38,174	2,227,675	6

Total group annuities reserves	5,772,802	18,568	29,139,975	34,931,345	100%

Less reinsurance ceded	377,165	—	—	377,165

Net group annuities reserves	$5,395,637	$18,568	$29,139,975	$34,554,180

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2019
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$4,789	$—	$—	$4,789	1%
At book value less surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	4,789	—	—	4,789	1
At book value without adjustment (minimal or no charge or adjustment)	775	—	—	775	—
Not subject to discretionary withdrawal provision	375,756	48,782	9,686	434,224	99

Total deposit-type contracts	381,320	48,782	9,686	439,788	100%

Less reinsurance ceded	8,666	—	—	8,666

Net deposit-type contracts	$372,654	$48,782	$9,686	$431,122

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$13,457,795
Exhibit 5, Supp contracts with life contingencies section, total (net)	636,920
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	591,570

Subtotal	14,686,285
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	78,311,341
Exhibit 3, Supp contracts with life contingencies section, total	263,640
Other contract deposit funds	58,468

Subtotal	78,633,449

Combined total	$93,319,734

	December 31 2018
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$528,969	$1,279	$—	$530,248	1%
At book value less surrender charge of 5% or more	501,977	—	—	501,977	1
At fair value	97,877	—	44,202,566	44,300,443	77

Total with adjustment or at fair value	1,128,823	1,279	44,202,566	45,332,668	79
At book value without adjustment (minimal or no charge or adjustment)	8,701,240	—	—	8,701,240	15
Not subject to discretionary withdrawal provision	3,209,969	—	214,506	3,424,475	6

Total individual annuity reserves	13,040,032	1,279	44,417,072	57,458,383	100%

Less reinsurance ceded	2,819,439	—	—	2,819,439

Net individual annuity reserves	$10,220,593	$1,279	$44,417,072	$54,638,944

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2018
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$653,206	$25,742	$—	$678,948	2%
At book value less surrender charge of 5% or more	127	—	—	127	—
At fair value	—	—	25,390,084	25,390,084	82

Total with adjustment or at fair value	653,333	25,742	25,390,084	26,069,159	84
At book value without adjustment (minimal or no charge or adjustment)	2,543,431	—	—	2,543,431	8
Not subject to discretionary withdrawal provision	2,273,676	—	31,585	2,305,261	8

Total group annuity reserves	5,470,440	25,742	25,421,669	30,917,851	100%

Less reinsurance ceded	398,265	—	—	398,265

Net group annuity reserves	$5,072,175	$25,742	$25,421,669	$30,519,586

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2018
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$4,718	$—	$—	$4,718	1%
At book value less surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	4,718	—	—	4,718	1
At book value without adjustment (minimal or no charge or adjustment)	761	—	—	761	—
Not subject to discretionary withdrawal provision	731,816	38,792	8,286	778,894	99

Total deposit-type contracts	737,295	38,792	8,286	784,373	100%

Less reinsurance ceded	8,174	—	—	8,174

Net deposit-type contracts	$729,121	$38,792	$8,286	$776,199

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Amount
Reconcililation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$14,401,938
Exhibit 5, Supp contracts with life contingencies section, total (net)	652,194
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	967,757

Subtotal	16,021,889
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	69,652,375
Exhibit 3, Supp contracts with life contingencies section, total	213,387
Other contract deposit funds	47,078

Subtotal	69,912,840

Combined total	$85,934,729

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$127,240	$174,114	$294,514	$—	$—	$—
Universal life	8,928,502	8,652,284	12,290,308	—	—	—
Universal life with secondary guarantees	3,583,462	3,496,533	8,994,292	—	—	—
Indexed universal life with secondary guarantees	138,016	98,875	127,312	—	—	—
Other permanent cash value life insurance	272,553	1,009,143	1,542,059	—	—	—
Variable universal life	42,258	41,415	924,560	4,151,215	4,149,688	5,473,280
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	7,946,544	—	—	—
Accidental death benefits	—	—	36,530	—	—	—
Disability- active lives	—	—	31,521	—	—	—
Disability- disabled lives	—	—	55,431	—	—	—
Miscellaneous reserves	—	—	2,244,758	—	—	—

Total (gross)	13,092,031	13,472,364	34,487,829	4,151,215	4,149,688	5,473,280
Reinsurance ceded	4,155,647	4,155,691	23,015,518	—	—	—

Total (net)	$8,936,384	$9,316,673	$11,472,311	$4,151,215	$4,149,688	$5,473,280

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,549,729
Exhibit 5, Accidental death benefits section total (net)	8,050
Exhibit 5, Disability—active lives section, total (net)	7,441
Exhibit 5, Disability—disabled lives section, total (net)	38,391
Exhibit 5, Miscellaneous reserves section, total (net)	868,700

Subtotal	11,472,311
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	5,473,280

Subtotal	5,473,280

Combined total	$16,945,591

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2018
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$119,933	$164,337	$278,907	$—	$—	$—
Universal life	8,754,568	8,450,724	12,226,647	—	—	—
Universal life with secondary guarantees	3,675,642	3,595,227	8,938,774	—	—	—
Indexed universal life with secondary guarantees	128,144	83,151	117,301	—	—	—
Other permanent cash value life insurance	262,629	1,033,222	1,574,909	—	—	—
Variable universal life	46,724	45,526	983,103	3,882,674	3,880,143	5,068,091
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	7,708,101	—	—	—
Accidental death benefits	—	—	37,849	—	—	—
Disability- active lives	—	—	32,726	—	—	—
Disability- disabled lives	—	—	57,672	—	—	—
Miscellaneous reserves	—	—	2,139,264	—	—	—

Total (gross)	12,987,640	13,372,187	34,095,253	3,882,674	3,880,143	5,068,091
Reinsurance ceded	4,106,880	4,106,881	22,536,273	—	—	—

Total (net)	$8,880,760	$9,265,306	$11,558,980	$3,882,674	$3,880,143	$5,068,091

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,812,154
Exhibit 5, Accidental death benefits section total (net)	7,954
Exhibit 5, Disability—active lives section, total (net)	8,226
Exhibit 5, Disability—disabled lives section, total (net)	40,261
Exhibit 5, Miscellaneous reserves section, total (net)	1,500,085

Subtotal	12,368,680
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	5,068,091

Subtotal	5,068,091

Combined total	$17,436,771

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2019	$—	$—	$11,868	$8,778,459	$8,790,327

Reserves for separate accounts as of December 31, 2019 with assets at:
Fair value	$—	$49,425	$18,485	$83,386,230	$83,454,140
Amortized cost	—	652,587	—	—	652,587

Total as of December 31, 2019	$—	$702,012	$18,485	$83,386,230	$84,106,727

Reserves for separate accounts by withdrawal characteristics as of
December 31, 2019:
With fair value adjustment	$—	$19,128	$—	$—	$19,128
At fair value	—	—	—	83,073,724	83,073,724
At book value without fair value adjustment and with current surrender charge of less than 5%	—	652,587	—	—	652,587

Subtotal	—	671,715	—	83,073,724	83,745,439
Not subject to discretionary withdrawal	—	30,297	18,485	312,506	361,288

Total separate account reserve liabilities at December 31, 2019	$—	$702,012	$18,485	$83,386,230	$84,106,727

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2018	$—	$—	$11,732	$8,859,114	$8,870,846

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$—	$51,005	$14,808	$74,268,245	$74,334,058
Amortized cost	—	646,872	—	—	646,872

Total as of December 31, 2018	$—	$697,877	$14,808	$74,268,245	$74,980,930

By withdrawal characteristics:
Reserves for separate accounts by withdrawal characteristics as of
December 31, 2018:
With fair value adjustment	$—	$27,021	$—	$—	$27,021
At fair value	—	—	—	74,013,868	74,013,868
At book value without fair value adjustment and with current surrender charge of less than 5%	—	646,872	—	—	646,872

Subtotal	—	673,893	—	74,013,868	74,687,761
Not subject to discretionary withdrawal	—	23,984	14,808	254,377	293,169

Total separate account reserve liabilities at December 31, 2018	$—	$697,877	$14,808	$74,268,245	$74,980,930

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$—	$80	$10,782	$8,536,011	$8,546,873

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$—	$57,965	$19,569	$83,794,485	$83,872,019
Amortized cost	—	633,003	—	—	633,003

Total as of December 31, 2017	$—	$690,968	$19,569	$83,794,485	$84,505,022

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With fair value adjustment	$—	$32,619$	—	$—	$32,619
At fair value	—	—	—	83,719,277	83,719,277
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,003	—	—	633,003

Subtotal	—	665,622	—	83,719,277	84,384,899
Not subject to discretionary withdrawal	—	25,346	19,569	75,208	120,123

Total separate account reserve liabilities at December 31, 2017	$—	$690,968	$19,569	$83,794,485	$84,505,022

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2019	2018	2017
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,249,559	$9,208,119	$8,751,721
Transfers from separate accounts	(12,987,554)	(13,130,804)	(11,815,503)

Net transfers from separate accounts	(3,737,995)	(3,922,685)	(3,063,782)
Miscellaneous reconciling adjustments	(130,622)	(152,560)	444,099

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(3,868,617)	$(4,075,245)	$(2,619,683)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2019 and 2018, the Company’s separate account statement included legally insulated assets of $85,698,798 and $76,754,148, respectively. The assets legally insulated from general account claims at December 31, 2019 and 2018 are attributed to the following products:

	2019	2018
Group annuities	$27,466,046	$23,941,313
Variable annuities	52,062,801	46,955,172
Fixed universal life	684,149	695,569
Variable universal life	4,124,798	3,737,005
Variable life	1,338,413	1,409,360
Modified separate accounts	9,646	4,813
Registered market value annuity product—SPL	12,945	10,916

Total separate account assets	$85,698,798	$76,754,148

At December 31, 2019 and 2018, the Company held separate account assets not legally insulated from the general account in the amount of $21,891 and $29,244, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $542,322, $538,628, $525,773, $504,689, and $456,558, to the general account in 2019, 2018, 2017, 2016, and 2015, respectively. During the years ended December 31, 2019, 2018, 2017, 2016, and 2015 the general account of the Company had paid $73,992, $68,367, $69,207, $103,800, and $250,471 respectively, toward separate account guarantees.

At December 31, 2019 and 2018, the Company reported guaranteed separate account assets at amortized cost in the amount of $653,181 and $643,109, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $719,048 and $679,964 at December 31, 2019 and 2018, respectively, which would have resulted in an unrealized gain of $65,867 and $36,855, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2019	2018	2017
Direct premiums	$14,573,402	$13,848,720	$13,209,093
Reinsurance assumed—non affiliates	1,225,065	1,268,615	1,351,628
Reinsurance assumed—affiliates	106,627	125,367	325,332
Reinsurance ceded—non affiliates	(2,436,179)	(3,044,184)	(15,104,247)
Reinsurance ceded—affiliates	(1,322,809)	(1,385,000)	(3,295,974)

Net premiums earned	$12,146,106	$10,813,518	$(3,514,168)

The Company received reinsurance recoveries in the amount of $3,943,015, $3,729,097 and $3,736,461, during 2019, 2018 and 2017, respectively. At December 31, 2019 and 2018, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,146,686 and $1,061,987. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2019 and 2018 of $42,515,411 and $42,224,573, respectively, of which $21,356,465 and $20,685,636 were ceded to affiliates.

During 2019, 2018 and 2017, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $219,496 ($142,972 after tax), $514,911 ($335,855 after tax) and $90,556 ($62,716 after tax), respectively.

During 2019, 2018 and 2017, the Company obtained letters of credit of $26,675, $56,994 and $55,017, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Effective January 1, 2019, the Company recaptured term insurance business of a reinsurance treaty with an affiliate, LIICA Re II, Inc. The universal life with secondary guarantees remained reinsured under the treaty. The Company received cash of $15,079, recaptured $67,590 in policyholder reserves, $371 of claim reserves, and net due, deferred and advance premiums of $2,279. The transaction resulted in a pre-tax loss of $50,603, which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to LIICA Re II in the amount of $13,826 with a corresponding charge to unassigned surplus.

In January 2018, Scottish Re Group (SRUS) announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began oversight procedures of Scottish Re (U.S.), Inc. (SRUS), with whom the Company is a counterparty for some of its reinsurance activities. SRUS was ordered into receivership for the purposes of rehabilitation on March 6, 2019. The IID suspended the certificate of authority for SRUS on May 16, 2019. The IID has continued to allow reinsurance credit for contracts in force as of May 16, 2019. At December 31, 2019, the Company’s reserves ceded to Scottish Re Group were $102,181. The receiver currently has committed to the court it will provide a rehabilitation plan or a recommendation to move to liquidation in 2020.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $1,812 in funds withheld liability, recaptured $2,430 of policyholder reserves and $426 of claim reserves. The transaction resulted in a pre-tax loss of $1,044 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1,262 ($821 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, an affiliate, Transamerica Premier Life Insurance Company (TPLIC) recaptured group health insurance business from the Company. The Company paid consideration of $33,799 and released $13,767 of policyholder reserves, $980 of unearned premium reserve and $7,366 of claim reserves. The transaction resulted in a pre-tax loss of $11,686 which has been included in the Statements of Operations.

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137,447, recaptured $680,477 in policyholder reserves, $28,815 in claim reserves, net due premiums and commissions of $11,764 and $10,560 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $570,641 which was included in the Statements of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R, were released resulting in an increase to earnings, net of tax, of $184,144.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260,000, ceded $674,799 in policyholder reserves, $27,884 in claim reserves, $8,289 in due premium (net of commissions), and $13,229 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $447,623 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $47,221. In addition, the Company released a reinsurance receivable in the amount of $3,234 related to the initial proposed final NSS that was used for closing. The net pretax impact to Capital and Surplus of these adjustments was $43,986.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction,

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

the Company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95,386, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective December 1, 2017, the Company entered into an agreement with TPLIC, an affiliate, to convert the modified coinsurance agreement to coinsurance and funds withheld. As a result, TLIC transferred cash and invested assets to TPLIC. Assets that were not able to be transferred were retained in a FWH portfolio by TLIC until they mature, are sold or can be transferred. The Company transferred cash and invested assets with a market value of $6,487,360 to TPLIC. The reserves of $4,543,045 and claim reserves of $199,940 net of due and advance premium of $5,815 previously held on a modco basis were transferred to TPLIC. As a result of the transaction $18,642 existing IMR and $1,125,506 newly created IMR ($1,731,547 pre-tax gains) was released and transferred to TPLIC. The transaction results in a pre-tax loss of $606,042 which has been included in the Statements of Operations. Realized gains on the sale of assets supporting the business resulted in gains that offset the impact of the pre-tax loss related to the transaction. The Company ceded modified coinsurance reserves of $4,536,010 as of December 31, 2016 for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC.

Effective October 1, 2017, the Company recaptured credit life business from an affiliate, Southwest Equity Life Insurance Company. Subsequently, the mortgage life and disability insurance business was recaptured from the Company by TPLIC.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, Transamerica International Reinsurance (Bermuda) Ltd. The Company received cash of $346,458, recaptured $1,260,767 in policyholder reserves, $35,798 claim reserves, $3,502 commissions payable and $26,595 due premium. The transaction results in a pre-tax loss of $927,014 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture at the same consideration. The gain related to this reinsurance agreement was deferred to surplus. The combination of the transaction results in no impact to the surplus of the Company.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, LIICA Re I. The Company received cash of $113,953, recaptured $724,596 in policyholder reserves, $19,768 claim reserves and $11,124 in interest maintenance reserve liability. The transaction results in a pre-tax loss of $641,535 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Effective October 1, 2017, the Company recaptured certain term insurance business from an affiliate, Transamerica Pacific Insurance Company (TPIC). The Company received cash of $1,902 and recaptured $17,310 in policyholder reserves, $2,897 claim reserves and $325 due premium (net of commission). The transaction results in a pre-tax loss of $17,980 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2017, the Company novated the reinsurance agreement between TPIC and Transamerica International Re (Bermuda) Ltd. No cash or invested asset or net reserves were transferred as a result of this novation. The transaction results in no pre-tax gain or loss.

Subsequently effective October 1, 2017, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company accrued to a funds withheld payable of $314,000 ceding $737,678 in policyholder reserves, $21,886 claim reserves, $10,958 due premium (net of commissions), offset by a reinsurance recoverable of $6,000 receivable and $11,124 in interest maintenance reserves liability. The transaction results in a pre-tax gain of $451,730 which has been identified separately on the insurer’s statutory financial statement as a surplus item and recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured. The funds withheld balance was paid to SCOR Global Life Americas on December 29, 2017.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 100% coinsurance (general account liabilities)/100% modified coinsurance (separate account liabilities) reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $8,312,263, which included a negative ceding commission of $112,183, and released policy and deposit-type reserves of $7,186,330 and reinsurance deposit, policy loans and other balances related to the business of $191,144. Modified coinsurance separate account reserves of $3,695,331 were retained by the Company. As a part of the transaction, the Company realized $972,360 in net gains on the assets that were transferred of which $627,872 were deferred to IMR. The IMR liability simultaneously was released along with historical deferrals associated with the blocks of business in the amount of $921,322, resulting in a pretax loss of $51,266, which has been included in the Statements of Operations.

Effective January 1, 2017, three affiliated reinsurance treaties with TLB were amended to include the cession of all business with secondary guarantee universal life (SGUL) issued or novated by the Company. The Company increased cessions from 80 to 100% coinsurance and increased the expense allowance by fifteen basis points of account value on all business ceded based on the end of the period account value. As consideration for the cessions, the Company received cash and invested assets of $206,742, equal to the additional U.S. statutory reserves, resulting in no gain or loss on the transaction.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2019 and 2018 and the change from the prior year are comprised of the following components:

	December 31, 2019
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,422,652	$101,290	$1,523,942
Statutory Valuation Allowance Adjustment	13,747	—	13,747

Adjusted Gross Deferred Tax Assets	1,408,905	101,290	1,510,195
Deferred Tax Assets Nonadmitted	—	—	—

Subtotal (Net Deferred Tax Assets)	1,408,905	101,290	1,510,195
Deferred Tax Liabilities	843,226	191,611	1,034,837

Net Admitted Deferred Tax Assets	$565,679	$(90,321)	$475,358

	December 31, 2018
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,618,151	$132,884	$1,751,035
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,618,151	132,884	1,751,035
Deferred Tax Assets Nonadmitted	96,652	—	96,652

Subtotal (Net Deferred Tax Assets)	1,521,499	132,884	1,654,383
Deferred Tax Liabilities	816,662	210,082	1,026,744

Net Admitted Deferred Tax Assets	$704,837	$(77,198)	$627,639

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(195,499)	$(31,594)	$(227,093)
Statutory Valuation Allowance Adjustment	13,747	—	13,747

Adjusted Gross Deferred Tax Assets	(209,246)	(31,594)	(240,840)
Deferred Tax Assets Nonadmitted	(96,652)	—	(96,652)

Subtotal (Net Deferred Tax Assets)	(112,594)	(31,594)	(144,188)
Deferred Tax Liabilities	26,564	(18,471)	8,093

Net Admitted Deferred Tax Assets	$(139,158)	$(13,123)	$(152,281)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2019	2018	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$486,010	$601,605	$(115,595)
Investments	328,516	295,047	33,469
Deferred acquisition costs	255,732	225,485	30,247
Policyholder dividends accrual	1,914	1,232	682
Fixed assets	4,933	17,844	(12,911)
Compensation and benefits accrual	19,346	21,148	(1,802)
Receivables—nonadmitted	11,594	13,038	(1,444)
Tax credit carry-forward	259,638	349,547	(89,909)
Other (including items <5% of total ordinary tax assets)	54,969	93,205	(38,236)

Subtotal	1,422,652	1,618,151	(195,499)
Statutory valuation allowance adjustment	13,747	—	13,747
Nonadmitted	—	96,652	(96,652)

Admitted ordinary deferred tax assets	1,408,905	1,521,499	(112,594)
Capital:
Investments	101,290	132,884	(31,594)

Subtotal	101,290	132,884	(31,594)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	101,290	132,884	(31,594)

Admitted deferred tax assets	$1,510,195	$1,654,383	$(144,188)

	Year Ended December 31
	2019	2018	Change
Deferred Tax Liabilities:
Ordinary
Investments	$657,801	$602,167	$55,634
Policyholder reserves	185,248	177,087	8,161
Other (including items <5% of total ordinary tax liabilities)	177	37,408	(37,231)
Subtotal	843,226	816,662	26,564

Capital
Investments	191,611	210,082	(18,471)

Subtotal	191,611	210,082	(18,471)

Deferred tax liabilities	1,034,837	1,026,744	8,093

Net deferred tax assets/liabilities	$475,358	$627,639	$(152,281)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $49,757. This change results in an offsetting ($49,757) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019, the Company recorded a tax valuation allowance of $13,747 for deferred tax assets related to its foreign tax credit carryover. Due to the TCJA reduction in the U.S. Federal tax rate, Management no longer believes it is more likely than not that the Company will realize the benefit of its foreign tax credit carryover. The ultimate realization of this deferred tax asset depends on generation of sufficient future foreign source taxable income before the foreign tax credit carryover expires in 2027. Management considers the projected foreign source taxable income, credit expirations and tax planning strategies in making the assessment.

As discussed in Note 2, for the years ended December 31, 2019 and 2018 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2019
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	557,252	31,779	589,031
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	557,252	31,779	589,031
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	907,922
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	851,653	69,511	921,164

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,408,905	$101,290	$1,510,195

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		December 31, 2018
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	596,212	34,054	630,266
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	596,212	34,054	630,266
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	847,469
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	925,287	98,830	1,024,117

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,521,499	$132,884	$1,654,383

		Change
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	(38,960)	(2,275)	(41,235)
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(38,960)	(2,275)	(41,235)
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	60,453
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(73,634)	(29,319)	(102,953)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(112,594)	$(31,594)	$(144,188)

	December 31
	2019	2018	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	848%	818%	30%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$6,052,812	$5,649,795	$403,017

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The impact of tax planning strategies at December 31, 2019 and 2018 was as follows:

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	2%	24%	4%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2019	2018	Change
Current Income Tax
Federal	$(77,933)	$(63,062)	$(14,871)
Foreign	—	—	—

Subtotal	(77,933)	(63,062)	(14,871)
Federal income tax on net capital gains	43,047	(4,006)	47,053

Federal and foreign income taxes incurred	$(34,886)	$(67,068)	$32,182

	Year Ended December 31
	2018	2017	Change
Current Income Tax
Federal	$(63,062)	$(1,035,137)	$972,075
Foreign	—	31	(31)

Subtotal	(63,062)	(1,035,106)	972,044
Federal income tax on net capital gains	(4,006)	197,937	(201,943)

Federal and foreign income taxes incurred	$(67,068)	$(837,169)	$770,101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2019	2018	2017
Current income taxes incurred	$(34,886)	$(67,068)	$(837,169)
Change in deferred income taxes (without tax on unrealized gains and losses)	164,812	(164,466)	956,486

Total income tax reported	$129,926	$(231,534)	$119,317

Income before taxes	$3,306,846	$(1,613,658)	$1,674,439
	21.00%	21.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$694,438	$(338,868)	$586,054
Increase (decrease) in actual tax reported resulting from:
Pre-tax income of disregarded subsidiaries	$22,600	$13,405	$343,013
Dividends received deduction	(58,418)	(51,477)	(233,578)
Tax-exempt income	(9,681)	(2,455)	(3,063)
Nondeductible expenses	5,058	5,176	64,514
Pre-tax items reported net of tax	(39,457)	(9,892)	(712,769)
Tax credits	(29,037)	(52,239)	(54,076)
Prior period tax return adjustment	10,746	10,586	(5,969)
Change in statutory valuation allowance	13,747	(2,432)	(11,576)
Change in tax rates	—	—	18,760
Change in uncertain tax positions	(241)	3,104	3,668
Deferred tax change on other items in surplus	(480,743)	207,024	140,162
Other	914	(13,466)	(15,823)

Total income tax reported	$129,926	$(231,534)	$119,317

On December 22, 2017, the TCJA reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $18,760, excluding $42,500 of net deferred tax asset reduction on unrealized gains (losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2019.

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amounts	Origination Dates	Expiration Dates
Foreign Tax Credit	$13,747	12/31/2017	12/31/2027

Foreign Tax Credit Total	$13,747

General Business Credit	$29,094	12/31/2009	12/31/2029
General Business Credit	51,443	12/31/2010	12/31/2030
General Business Credit	46,730	12/31/2011	12/31/2031
General Business Credit	30,962	12/31/2012	12/31/2032
General Business Credit	24,765	12/31/2013	12/31/2033
General Business Credit	20,930	12/31/2014	12/31/2034
General Business Credit	18,131	12/31/2015	12/31/2035
General Business Credit	2,935	12/31/2016	12/31/2036
General Business Credit	5,189	12/31/2017	12/31/2037
General Business Credit	5,280	12/31/2018	12/31/2038
General Business Credit	10,431	12/31/2019	12/31/2039

General Business Credit Total	$245,890

Gross AMT Credit Recognized as:

(1) Gross AMT credit recognized as:
a. Current year recoverable	$14,515
b. Deferred tax asset (DTA)	—
(2) Beginning balance of AMT credit carryforward	14,515
(3) Amounts recovered	14,515
(4) Adjustments	—

(5) Ending balance of AMT credit carryforward (5=2-3-4)	—
(6) Reduction for sequestration	—
(7) Nonadmitted by reporting entity	—

(8) Reporting entity ending balance (8=5-6-7)	$—

The Company elected to account for its alternative minimum tax credit carryforward as a deferred tax asset.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2018	$15,486
Tax positions taken during prior period	3,105

Balance at December 31, 2018	$18,591
Tax positions taken during prior period	(241)

Balance at December 31, 2019	$18,350

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheets as income taxes includes the following:

			Total payable
	Interest	Penalties	(receivable)
Balance at January 1, 2017	$11,926	$—	$11,926
Interest expense (benefit)	(5,815)	—	(5,815)
Cash received (paid)	(9,212)	—	(9,212)

Balance at December 31, 2017	$(3,101)	$—	$(3,101)
Interest expense (benefit)	2,727	—	2,727
Cash received (paid)	1,810	—	1,810

Balance at December 31, 2018	$1,436	$—	$1,436
Interest expense (benefit)	5,709	—	5,709

Balance at December 31, 2019	$7,145	$—	$7,145

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2014 through 2018 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company had authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2019 and 2018.

The Company has 42,500 Series A preferred shares authorized, 0 shares issued and outstanding. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000. The Company previously reported 42,500 shares of Series A preferred stock outstanding at $10 par, carried as treasury stock. It has been determined that these shares were cancelled by operation of law as they were not stipulated by the Board of Directors to be treasury shares at the time they were repurchased. The cancellation and removal of the preferred stock had no impact to Capital and Surplus of the Company. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2019. The Company paid its parent company to redeem the Series B non-voting preferred stock at par value on the following dates: December 13, 2018: 55,930 shares for $559; December 27, 2017: 29,787 shares for $297 and December 22, 2016: 31,437 shares for $314.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2020, without the prior approval of insurance regulatory authorities, is $3,053,498.

On December 20, 2019, the Company paid extraordinary common stock dividends of $725,000 to its parent company.

On June 21, 2019, the Company paid an extraordinary dividend of $400,000 split between a return of capital of $250,000 to its parent company and paid off the remaining balance of a surplus note of $150,000 to Transamerica Corporation (TA Corp).

On December 31, 2018, the Company provided a non-cash distribution of the Pension Plan for U.S. Agents of TLIC asset valued at $60,347 to its parent company in order to facilitate the approved plan merger of the Pension Plan for U.S. Agents of TLIC maintained by the Company into the Transamerica Employee Pension Plan maintained by TA Corp.

The Company paid an extraordinary preferred stock dividend and an extraordinary common stock dividend of $16,732 and $47,488, respectively, to its parent company on December 13, 2018.

The Company provided cash returns of capital to its parent company in the amount of $558,740 on December 13, 2018.

The Company paid an ordinary preferred stock dividend and an ordinary common stock dividend of $16,920 and $283,080, respectively, to its parent company on June 29, 2018.

Prior to the merger, TALIC paid an ordinary dividend of $200,000 to its parent company, TA Corp, on April 20, 2018.

On December 31, 2019, the Company received ordinary common stock dividends of $100,000 from TLIC Oakbrook Reinsurance, Inc. (TORI).

On December 20, 2019, the Company received $99,982 from Transamerica Financial Life Insurance Company (TFLIC) as consideration for repurchase of 821 of the Company’s common stock shares in TFLIC at $125 par value. These shares were subsequently cancelled by operation of law.

On December 17, 2019, the Company received a $28,220 common stock dividend from Transamerica Life (Bermuda) Ltd. (TLB).

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

On June 21, 2019, the Company received an ordinary common stock dividend of $9,075 from its affiliate, TFLIC.

On March 29, 2019, the Company received ordinary common stock dividend of $60,000 from LIICA Re II, Inc.

The Company received ordinary common stock dividends from TFLIC in the amount of $12,105 on June 29, 2018. On December 13, 2018, the Company received preferred stock dividends of $430 from TFLIC.

On December 18, 2018, the Company received common stock dividends of $23,520 from its subsidiary TLB.

On December 13, 2018, the Company received $7,162 from TFLIC as a redemption of preferred stock.

On August 6, 2018, the Company received a common stock dividend in the amount of $140,000 from Stonebridge Reinsurance Company (SRC) prior to its merger with LIICA Re II, Inc.

On December 31, 2018, the Company made a non-cash capital contribution in the amount of $1,971 to REAP 3A.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2019, the Company meets the minimum RBC requirements.

The Company’s surplus notes are held by TA Corp. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the IID prior to paying quarterly interest payments.

On June 21, 2019, the Company repaid in full its $150,000 surplus note with TA Corp. The Company received approval from the IID prior to its repayment of the surplus note as well as prior to making quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2019 and 2018 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2019	$—	$4,275	$148,275	$—
2018	$150,000	$9,000	$144,000	$2,250

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2019 and 2018, respectively, securities with a fair value of $1,121,274 and $1,791,674 were on loan under securities lending agreements. At December 31, 2019 and 2018, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $1,246,827 and $1,835,122 at December 31, 2019 and 2018, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2019	2018
Open	$1,246,827	$1,842,557

Total	1,246,827	1,842,557
Securities received	—	—

Total collateral received	$1,246,827	$1,842,557

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2019		2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$43,483	$43,483	$245,460	$245,460
30 days or less	342,947	342,947	478,305	478,305
31 to 60 days	509,716	509,716	335,517	335,517
61 to 90 days	124,351	124,351	190,847	190,847
91 to 120 days	121,552	121,552	329,816	329,816
121 to 180 days	104,778	104,778	251,440	251,440
1 to 2 years	—	—	417	417
2 to 3 years	—	—	935	935
Greater than 3 years	—	—	2,385	2,385

Total	1,246,827	1,246,827	1,835,122	1,835,122
Securities received	—	—	—	—

Total collateral reinvested	$1,246,827	$1,246,827	$1,835,122	$1,835,122

Collateral for securities lending transactions that extend beyond one year from the report date is as follows:

Description of collateral	2019	2018
ABS Autos	$—	$1,352
ABS Credit Cards	—	2,385

Total collateral extending beyond one year of the reporting date	$—	$3,737

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $1,248,011 (fair value of $1,246,827) that are currently tradable securities that could be sold and used to pay for the $1,246,827 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code (IRC). Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $11,926, $12,769 and $13,133 was allocated to the Company for the years ended December 31, 2019, 2018 and 2017 respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the IRC.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $23,904, $23,481 and $30,676 for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $5,037, $5,027 and $7,332 for the years ended December 31, 2019, 2018 and 2017, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2019, 2018 and 2017 was insignificant.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, LLC whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $920,368, $894,440 and $1,117,864 during 2019, 2018 and 2017, respectively. The amount paid as a result of being a party to these agreements was $559,946, $596,861 and $826,172 during 2019, 2018 and 2017, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $130,182, $138,490 and $150,063 for these services during 2019, 2018 and 2017, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $50,537, $40,865 and $37,060 for the years ended December 31, 2019, 2018 and 2017, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2019, 2018 and 2017, the Company received (paid) net interest of ($1,760), ($476) and ($869) from (to) affiliates, respectively. At December 31, 2019 and 2018, respectively, the Company reported net payables from affiliates of $29,972 and $44,462. Terms of settlement require that these amounts are settled within 60 days.

At December 31, 2019, the Company had short-term intercompany notes receivable of $240,300 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$77,700	September 4, 2020	2.04%
TA Corp	1,400	September 5, 2020	2.04%
TA Corp	43,700	September 19, 2020	2.04%
TA Corp	49,000	October 21, 2020	1.92%
TA Corp	43,500	December 26, 2020	1.61%
TA Corp	25,000	December 29, 2020	1.61%

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018, the Company had short-term intercompany notes receivable of $261,000.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$220,500	December 13, 2019	2.31%
TA Corp	40,500	December 21, 2019	2.31%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate, TPLIC. At December 31, 2019 and 2018, the cash surrender value of these policies was $182,753 and $179,004, respectively, and is included in Other assets on the balance sheets. In addition, the Company also issued life insurance policies to an affiliate, TPLIC, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $170,124 and $167,126 at December 31, 2019 and 2018, respectively, and is included in Aggregate reserves for policies and contracts on the Balance Sheets.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$22,345
Real Estate Alternatives Portfolio 3, LLC	$18,419
Real Estate Alternatives Portfolio 4 HR, LLC	$95,091
Real Estate Alternatives Portfolio 4 MR, LLC	$6,085
Aegon Multi-Family Equity Fund, LLC	$55,911
Aegon Workforce Housing Fund 2, L.P.	$154,601
Aegon Workforce Housing Fund 3, L.P.	$12,477
Natural Resources Alternatives Portfolio I, LLC	$170,193
Natural Resources Alternatives Portfolio II, LLC	$1
Natural Resources Alternatives Portfolio 3, LLC	$125,161
Zero Beta Fund, LLC	$257,897

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Effective December 31, 2017, the Company received a liquidating distribution from Investors Warranty of America, LLC (IWA), a wholly owned limited liability company reported using the equity method outlined in SSAP No. 48, fully redeeming the Company’s membership interest therein. The Company received $176,999 cash, $57,050 directly held real estate, $17,602 real estate LLC membership, $4,328 intercompany receivable, and $2,684 tax refund receivable in redemption of the Company’s equity method basis in IWA. The transaction resulted in a pre-tax realized loss of $39,953 reported on the Statements of Operations which is offset by a pre-tax $40,097 unrealized loss reduction that is reported on the Statement of Changes in Capital and Surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2019 and 2018:

December 31, 2019
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$12,963	$12,963	$—
GARNET ASSURANCE CORP	100	—	—	—
LIFE INVESTORS ALLIANCE LLC	100	—	—	—
ASIA INVESTMENT HOLDING LTD	100	—	—	—
AEGON FINANCIAL SERVICES GROUP	100	—	—	—
GARNET ASSURANCE CORP III	100	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$12,963	$12,963	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,261,461	$1,261,461	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$1,261,461	$1,261,461	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,274,424	$1,274,424	$—

Aggregate Total	XXX	$1,274,424	$1,274,424	$—

December 31, 2018
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$22,419	$22,419	$—
GARNET ASSURANCE CORP	100	—	—	—
LIFE INVESTORS ALLIANCE LLC	100	—	—	—
AEGON FINANCIAL SERVICES GROUP	100	—	—	—
GARNET ASSURANCE CORP III	100	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$22,419	$22,419	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,000,646	$1,000,646	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$1,000,646	$1,000,646	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,023,065	$1,023,065	$—

Aggregate Total	XXX	$1,023,065	$1,023,065	$—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2019
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$20,940	Y	N	I
GARNET ASSURANCE CORP	NA	—	—	—	—	I
LIFE INVESTORS ALLIANCE LLC	NA	—	—	—	—	I
ASIA INVESTMENT HOLDING LTD	NA	—	—	—	—	I
AEGON FINANCIAL SERVICES GROUP	NA	—	—	—	—	I
GARNET ASSURANCE CORP III	NA	—	—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$20,940	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	1/21/2020	$608,633	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$608,633	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$629,573	—	—	—

Aggregate Total	—	—	$629,573	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$16,471	Y	N	I
GARNET ASSURANCE CORP	NA	—	—	Y	N	I
LIFE INVESTORS ALLIANCE LLC	NA	—	—	Y	N	I
AEGON FINANCIAL SERVICES GROUP	NA	—	—	Y	N	I
GARNET ASSURANCE CORP III	NA	—	—	N	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$16,471	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	10/8/2018	$815,587	N	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$815,587	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$832,058	—	—	—

Aggregate Total	—	—	$832,058	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Excess of loss reinsurance asset
Pine Falls Re (PFRe)	Letter of credit
MLIC Re I, Inc. (MLIC Re)	Letter of credit

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has two Limited Purpose Subsidiaries (LPS) with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
LIICA Re II**	$—	$(2,298,765)	$—	$—
Pine Falls Re**	—	(1,100,000)	—	—
MLIC Re**	—	(770,000)	—	—
TLIC Oakbrook Reinsurance, Inc.	—	(3,383,614)	1,238,107	—
TLIC Watertree Reinsurance, Inc.	—	(858,258)	544,597	—

*	Per AP&P Manual (without permitted or prescribed practices)
**	The SCA is valued at zero in the Company’s financial statements

Had the above SCA entities not been permitted to recognize the letters of credit, excess of loss reinsurance assets, or the credit linked note as admitted assets in the financial statements, the risk-based capital would have been below the mandatory control level which would have triggered a regulatory event.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Information regarding the Company’s affiliated guarantees is available in Note 14. Commitments and Contingencies.

14. Commitments and Contingencies

At December 31, 2019 and 2018, the Company has mortgage loan commitments of $177,098 and $238,370, respectively.

The Company has contingent commitments of $732,478 and $718,870 as of December 31, 2019 and 2018, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $26,728 and $55,107, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2019 and 2018 was $12,478 and $11,086, respectively.

Private placement commitments outstanding as of December 31, 2019 and 2018 were $81,493 and $78,516, respectively.

The Company sold $101,473 and $1,658 of “to-be-announced” (TBA) securities as of December 31, 2019 and 2018, respectively. Due to different counterparties, the receivable related to these TBAs was not reclassed.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2019 and 2018, respectively, was $80,993 and $6,782.

At December 31, 2019 and 2018, securities in the amount of $46,975 and $254,930, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheets as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2019. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, Transamerica Life Bermuda LTD (TLB) (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2019, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2019, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2019, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2019 and 2018, TLB holds related statutory-basis policy and claim reserves of $2,334,649 and $2,212,527, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2019, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2019 and 2018, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,585,273 and $3,458,012, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2019, there is no payment or performance risk because TLB is not insolvent as of this date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $577 and $587 under this agreement in 2019 and 2018, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2019 and 2018 for the total payout block is $3,154,349 and $3,235,571, respectively. As this reserve is already recorded on the balance sheets of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

During 2019, the Company entered into an agreement with Aegon USA Realty Advisors, LLC to commit to purchase certain tax credit investments up to a maximum of $100,000. Under the terms of the agreement, the Company provides certain commitments to purchase tax credit investments that are part of tax credit funds in the event certain conditions are met. The Company did not acquire any tax credit investments during 2019 under this agreement. As of December 31, 2019, the commit to purchase amount is $47,890.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2019 and 2018:

	December 31
	2019	2018
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,919,933	$5,670,570

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	5,919,922	5,670,539
Other	11	31

Total impact if action required	$5,919,933	$5,670,570

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $3,472,120. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2019 and 2018, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2019	2018
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	32,800	123,400
Excess Stock	—	—

Total	$42,800	$133,400

At December 31, 2019 and 2018, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2019
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2018
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2019
Total Collateral Pledged	$1,334,507	$1,259,059
Maximum Collateral Pledged	4,031,902	4,029,873

	Fair Value	Carry Value
December 31, 2018
Total Collateral Pledged	$4,379,240	$4,405,503
Maximum Collateral Pledged	5,176,835	5,131,250

At December 31, 2019 and 2018, the borrowings from the FHLB were as follows:

	December 31, 2019		December 31, 2018
	General Account	Funding Agreements Reserves Established	General Account	Funding Agreements Reserves Established
Debt[1]	$820,000	$—	$2,820,000	$—
Funding agreements[2]	—	—	265,000	266,742

Total	$820,000	$—	$3,085,000	$266,742

1 The maximum amount of borrowing during 2019 was $2,695,000

2 The maximum amount of borrowing during 2019 was $0

As of December 31, 2019, the weighted average interest rate on FHLB advances was 2.183% with a weighted average term of 2.3 years. As of December 31, 2018, the weighted average interest rate on FHLB advances was 2.602% with a weighted average term of 4.3 years.

At December 31, 2019, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $1,953,828 and $1,905,244 as of December 31, 2019 and 2018, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans, where the plan sponsor retains ownership and control of the related plan assets and the Company provides book value benefit responsiveness to qualified participant withdrawals, in the event withdrawals requested exceeds plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit withdrawal needs and earns a market interest rate on these advances. A periodically adjusted contract-crediting rate is a means by which investment and benefit responsiveness experience is passed through to participants. In return for the book value benefit responsiveness guarantee, the Company receives a premium that varies based on such elements as benefit responsiveness exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines ensuring the appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements to have a material impact on the reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2019.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes includes substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not to be material to the Company’s financial position.

The Company has been named in class actions and individual lawsuits relating to increases in monthly deduction rates (MDR) on universal life products. The Company continues to defend against various lawsuits initiated by opt outs of one federal class action filed in the Central District of California that was settled in 2018 and approved in 2019. While the settlement has been administered for participating class members, the Company continues to hold a provision for opt out policyholder litigation. The Company also continues to defend other class actions and individual actions relating to MDR increases on different blocks of universal life insurance policies.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $7,066 and $7,893 and an offsetting premium tax benefit $5,402 and $6,198 at December 31, 2019 and 2018, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $2,296, $400 and $216, for the years ended December 31, 2019, 2018 and 2017, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company is party to municipal repurchase agreements which were established via bilateral trades and accounted for as secured borrowings. For municipal repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information on the securities sold under the municipal repurchase agreements for four quarters of 2019 and 2018:

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$113,025
Fair Value	$218,538	$207,007	$231,989	$125,603
Ending Balance
BACV	XXX	XXX	XXX	$113,025
Fair Value	$170,891	$207,007	$231,989	$125,603

December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$215,269
Fair Value	$171,138	$190,768	$225,811	$225,409
Ending Balance
BACV	XXX	XXX	XXX	$205,405
Fair Value	$171,138	$188,120	$225,811	$217,575

	2019			2018
	NAIC 1	NAIC 2	Total	NAIC 1	NAIC 2	Total
Bonds—BACV	$111,825	$1,200	$113,025	$193,398	$12,007	$205,405
Bonds—FV	124,403	1,200	125,603	205,526	12,049	217,575

These securities have maturity dates that range from 2020 to 2097.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table provides information on the cash collateral received and liability to return collateral under the municipal repurchase agreements for four quarters of 2019 and 2018:

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$125,952	$157,496	$174,120	$99,794
Ending Balance (1)
Cash	$125,952	$154,345	$78,286	$97,858

(1)	The remaining collateral held was greater than 90 days from contractual maturity.

December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$122,018	$152,634	$167,228	$98,835
Ending Balance
Cash	$121,892	$148,082	$78,013	$95,515

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2019 and 2018, the Company had dollar repurchase agreements outstanding in the amount of $450,208 and $215,483, respectively, which is included in borrowed money on the balance sheets. Those amounts include accrued interest of $1,379 and $1,125, at December 31, 2019 and 2018, respectively. At December 31, 2019, securities with a book value of $550,333 and a fair value of $551,504 were subject to dollar repurchase agreements. These securities have maturity dates that range from October 1, 2034 to October 1, 2049. At December 31, 2018, securities with a book value of $371,260 and a fair value of $368,256 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2019	2018
Open	$448,829	$214,357

Total	448,829	214,357
Securities received	—	—

Total collateral received	$448,829	$214,357

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2019 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)
Common stocks	6	$26	$12	$17

16. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2019 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2019	2018
Balance Sheets
Total assets as reported in the Company’s Annual Statement	$130,191,350	$124,175,952
Increase in other assets	23,416	—
Increase in net deferred income tax asset	8,660	—

Total assets as reported in the accompanying audited statutory basis balance sheet	$130,223,426	$124,175,952

Total liabilities as reported in the Company’s Annual Statement	$123,630,600	$117,898,517
Increase in other liabilities	23,416	—
Increase in aggregate reserves for policies and contracts	41,240	—

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$123,695,256	$117,898,517

Total capital and surplus as reported in the Company’s Annual Statement	$6,560,750	$6,277,435
Decrease in premiums	—	(14,950)
Increase in change in aggregate reserves	(41,240)	—
Increase in change in net deferred income tax asset	8,660	—
Increase in other changes—net	—	14,950

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$6,528,170	$6,277,435

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$3,335,262	$(1,408,868)
Decrease in premiums and other considerations	(653,203)	(635,470)
Decrease in fee revenue and other income	—	(5,700)
Decrease in surrender benefits	653,203	618,170
Increase in change in aggregate reserves	(41,240)	—
Increase in federal income tax (benefit) expense	—	(8,050)

Total net income as reported in the accompanying audited statutory basis statement of operations	$3,294,022	$(1,423,818)

The reconciling differences to the Annual Statement is driven by Management’s decision to revise prior year amounts. Please refer to Revision to Prior Years in Note 3 for further details.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Other adjustments relate to actuarial modeling errors and reclassification errors. The Company considered the impacts of each of these errors to be not material both individually and in the aggregate and concluded that none were significant for individual categorization herein.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheets date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2019 through April 27, 2020.

Events that are indicative of conditions that arose after the balance sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified Type II subsequent events for the year ended December 31, 2019.

Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing disruption to business, markets, and industry. The Company is continuously monitoring the market, and the economic factors that impact the Company, to proactively manage the associated risks. At this point, management believes that the most significant risks the Company faces are related to financial markets (particularly credit, equity, and interest rates risks), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). As of the audit report release date, the Company continues to monitor and evaluate the impacts of the COVID-19 crisis on the Company’s 2020 results through the use of sensitivities and stress testing. While it is too early to provide long-term impacts, if any, management has determined the Company remains strongly capitalized with RBC remaining within target limits set by the capital management policy.

The Company is defending a class action lawsuit and individual lawsuits relating to increases in MDR on universal life products. A settlement announced in the class action lawsuit in early April 2020 will result in the establishment of an estimated $94,000 reserve, which will be reflected in the Company’s first quarter of 2020 results. If the settlement is ultimately approved by the court, the Company expects to fund the settlement in third or fourth quarter of 2020.

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc	61-1513662
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2019

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,124,054	$5,081,559	$4,306,199
States, municipalities and political subdivisions	1,315,704	1,407,331	1,315,705
Foreign governments	349,796	369,821	349,796
Hybrid securities	396,942	440,640	396,942
All other corporate bonds	19,066,967	21,344,844	19,043,825
Preferred stocks	115,659	109,845	111,630

Total fixed maturities	25,369,122	28,754,040	25,524,097
Equity securities
Common stocks:
Industrial, miscellaneous and all other	58,311	80,789	80,789

Total equity securities	58,311	80,789	80,789
Mortgage loans on real estate	5,096,613		5,096,613
Real estate	51,546		51,546
Policy loans	1,099,596		1,099,596
Other long-term investments	1,072,720		1,072,720
Receivable for securities	18,535		18,535
Securities lending	1,246,827		1,246,827
Cash, cash equivalents and short-term investments	1,453,503		1,453,503

Total investments	$35,466,773		$35,644,226

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.
(2)

United States government and corporate bonds of $19,690 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $1,037 due to having an NAIC 4 and 5 ratings.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2019
Individual life	$10,421,944	$—	$341,604	$1,006,977	$642,673	$1,171,877	$422,774
Individual health	80,537	92,813	27,401	100,145	10,837	55,956	229,548
Group life and health	1,527,571	20,356	76,891	595,324	94,785	202,901	212,660
Annuity	14,094,715	—	33,330	10,443,660	896,030	13,853,202	(2,991,668)

	$26,124,767	$113,169	$479,226	$12,146,106	$1,644,325	$15,283,936	$(2,126,686)

Year ended December 31, 2018
Individual life	$11,337,912	$—	$378,855	$87,370	$746,129	$1,605,665	$803,671
Individual health	86,822	92,364	30,578	106,230	25,370	65,813	193,680
Group life and health	1,512,345	21,075	81,403	638,938	95,911	306,199	276,705
Annuity	14,244,431	—	37,065	9,980,980	658,084	16,182,017	(3,230,310)
Other	—	—	—	—	141,678	—	—

	$27,181,510	$113,439	$527,901	$10,813,518	$1,667,172	$18,159,694	$(1,956,254)

Year ended December 31, 2017
Individual life	$10,967,747	$—	$279,234	$(7,804,573)	$(1,001,846)	$(1,700,459)	$519,906
Individual health	100,420	91,784	27,176	(1,489,124)	1,344,780	(4,084,846)	(885,516)
Group life and health	1,528,445	23,229	100,510	508,023	238,217	(36,386)	186,023
Annuity	14,355,269	—	27,887	5,271,506	1,497,683	9,199,357	(2,544,778)
Other	—	—	—	—	437,448	—	—

	$26,951,881	$115,013	$434,807	$(3,514,168)	$2,516,282	$3,377,666	$(2,724,365)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2019
Life insurance in force	$503,852,244	$774,726,771	$421,298,647	$150,424,120	280%

Premiums:
Individual life	$2,582,854	$2,821,951	$1,246,074	$1,006,977	124%
Individual health	529,850	432,873	3,168	100,145	3%
Group life and health	704,156	109,598	766	595,324	0%
Annuity	10,756,542	394,566	81,684	10,443,660	1%

	$14,573,402	$3,758,988	$1,331,692	$12,146,106	11%

Year ended December 31, 2018
Life insurance in force	$976,929,481	$831,268,672	$1,204	$145,662,013	0%

Premiums:
Individual life	$2,460,547	$3,668,683	$1,295,506	$87,370	1483%
Individual health	532,131	429,165	3,264	106,230	3%
Group life and health	753,426	131,816	17,328	638,938	3%
Annuity	10,102,616	199,520	77,884	9,980,980	1%

	$13,848,720	$4,429,184	$1,393,982	$10,813,518	13%

Year ended December 31, 2017
Life insurance in force	$537,551,597	$887,853,357	$484,570,357	$134,268,597	361%

Premiums:
Individual life	$2,452,523	$11,837,526	$1,580,429	$(7,804,574)	-20%
Individual health	530,052	2,022,968	3,792	(1,489,124)	0%
Group life and health	802,090	321,533	27,466	508,023	5%
Annuity	9,424,428	4,218,194	65,273	5,271,507	1%

	$13,209,093	$18,400,221	$1,676,960	$(3,514,168)	-48%

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2019 and 2018

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA Equity Allocation (3)	TA JPMorgan International Moderate Growth Initial Class (1)
DFA VA Global Bond (3)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA Global Moderate Allocation (3)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA International Small (3)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA International Value (3)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
DFA VA Short-Term Fixed (3)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
DFA VA U.S. Large Value (3)	TA Levin Large Cap Value Service Class (2)
DFA VA U.S. Targeted Value (3)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PIMCO Total Return Initial Class (1)
Franklin Income Class 2 Shares (1)	TA PIMCO Total Return Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Invesco V.I. American Franchise Series II Shares (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Small/Mid Cap Value Initial Class (1)
MFS® New Discovery Service Class (1)	TA Small/Mid Cap Value Service Class (1)
MFS® Total Return Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
NVIT Emerging Markets Class D Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Rational Insider Buying VA (1)	TA TS&W International Equity Initial Class (1)
Rational Trend Aggregation VA (1)	TA TS&W International Equity Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA U.S. Equity Index Service Class (1)
TA 60/40 Allocation Service Class (2)	TA WMC US Growth Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA WMC US Growth Service Class (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® - Capital Growth (3)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® - Conservative Allocation (3)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® - Diversified Value (3)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Balanced (3)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Equity Income (3)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Equity Index (1)
TA BlackRock Global Allocation Service Class (1)	Vanguard® Global Bond Index (3)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Vanguard® Growth (3)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Vanguard® High Yield Bond (3)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® International (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Moderate Allocation (3)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Money Market (3)
TA BlackRock iShares Edge 100 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Edge 40 Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Edge 50 Service Class (1)	Vanguard® Total International Stock Market Index (3)
TA BlackRock iShares Edge 75 Service Class (1)	Vanguard® Total Stock Market Index (3)
TA BlackRock Tactical Allocation Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA Greystone International Growth Initial Class (1)	Voya Large Cap Value Class S Shares (1)
TA Greystone International Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA International Equity Index Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Balanced Service Class (1)	Wanger International (1)
TA Janus Mid-Cap Growth Initial Class (1)	Wanger USA (1)
TA Janus Mid-Cap Growth Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statements of operations and changes in net assets for the year ended December 31, 2019 and the period May 1, 2018 (commencement of operations) through December 31, 2018
(3)	Statements of operations and changes in net assets for the period December 23, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 17, 2020

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	9,638,959.446	$104,466,016	$97,353,490	$89	$97,353,579	30,129,720	$1.538800	$15.183174
AB Growth and Income Class B Shares	8,399,792.657	248,635,654	249,977,829	(221)	249,977,608	66,912,738	1.645103	19.679929
AB Large Cap Growth Class B Shares	545,226.496	22,787,754	31,230,574	(184)	31,230,390	11,372,716	2.439752	17.177241
American Funds - Asset Allocation Class 2 Shares	34,429,316.062	759,903,722	819,073,429	(13)	819,073,416	194,454,343	1.857285	16.996598
American Funds - Bond Class 2 Shares	20,879,270.187	224,936,278	230,089,557	(174)	230,089,383	64,327,748	1.077985	11.323489
American Funds - Growth Class 2 Shares	8,435,191.738	614,574,894	679,623,398	231	679,623,629	60,243,138	2.493490	24.274122
American Funds - Growth-Income Class 2 Shares	11,547,324.381	539,908,587	578,290,005	(60)	578,289,945	55,567,642	2.373180	21.868044
American Funds - International Class 2 Shares	11,960,148.181	233,144,098	248,531,879	7	248,531,886	46,533,316	1.332038	14.760493
BlackRock Basic Value V.I. Class I Shares	1,455,733.209	21,242,688	20,016,332	(95)	20,016,237	6,249,446	2.327884	11.242195
BlackRock Global Allocation V.I. Class I Shares	625,717.661	10,066,626	10,712,286	-	10,712,286	4,729,879	1.899588	11.464901
BlackRock High Yield V.I. Class I Shares	489,421.952	3,582,718	3,636,405	15,448	3,651,853	1,340,935	2.238958	11.163125
DFA VA Equity Allocation	-	-	-	-	-	-	10.041461	10.042064
DFA VA Global Bond	-	-	-	-	-	-	10.008134	10.008736
DFA VA Global Moderate Allocation	-	-	-	-	-	-	10.028724	10.029328
DFA VA International Small	-	-	-	-	-	-	10.144432	10.145042
DFA VA International Value	-	-	-	-	-	-	10.031312	10.031917
DFA VA Short-Term Fixed	-	-	-	-	-	-	9.998584	9.999186
DFA VA U.S. Large Value	-	-	-	-	-	-	10.027809	10.028414
DFA VA U.S. Targeted Value	-	-	-	-	-	-	9.993026	9.993629
Fidelity® VIP Balanced Service Class 2	24,048,468.796	407,297,859	457,401,876	(154)	457,401,722	125,709,751	1.746019	17.713821
Fidelity® VIP Contrafund® Initial Class	5,604.854	177,882	208,332	18	208,350	44,170	2.285928	21.135276
Fidelity® VIP Contrafund® Service Class 2	18,597,752.819	608,345,801	671,378,877	87	671,378,964	122,971,431	1.961468	20.738773
Fidelity® VIP Equity-Income Initial Class	1,953.451	39,829	46,434	(3)	46,431	22,709	1.824600	12.435072
Fidelity® VIP Equity-Income Service Class 2	1,797,130.506	37,135,934	41,513,715	206	41,513,921	18,185,698	1.528339	12.479078
Fidelity® VIP Growth Initial Class	281.934	16,058	22,298	23	22,321	7,797	2.765269	17.388184
Fidelity® VIP Growth Service Class 2	505,016.689	25,244,719	39,103,442	97	39,103,539	14,824,936	2.304858	17.100992
Fidelity® VIP Growth Opportunities Service Class 2	62,524.105	1,814,403	3,004,283	36	3,004,319	862,593	2.648253	20.181601
Fidelity® VIP Mid Cap Initial Class	1,682.117	55,514	55,426	(1)	55,425	18,009	1.802422	17.954380
Fidelity® VIP Mid Cap Service Class 2	11,168,360.091	358,446,625	354,595,433	(222)	354,595,211	68,400,272	1.719714	17.617757
Fidelity® VIP Value Strategies Initial Class	25,624.049	336,664	341,056	(3)	341,053	81,496	1.887089	17.143663
Fidelity® VIP Value Strategies Service Class 2	12,477,084.556	165,107,507	167,567,246	138	167,567,384	41,539,468	0.431267	16.808811

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Franklin Allocation Class 4 Shares	10,616,351.836	$75,726,255	$73,995,972	$(153)	$73,995,819	33,952,154	$1.488244	$11.522228
Franklin Income Class 2 Shares	3,633,493.294	54,766,986	57,808,878	(217)	57,808,661	36,589,063	1.370104	11.723515
Franklin Mutual Shares Class 2 Shares	728,887.681	13,070,300	13,710,377	59	13,710,436	9,029,439	1.331151	11.538677
Franklin Templeton Foreign Class 2 Shares	1,584,134.265	22,053,181	22,066,990	202	22,067,192	21,486,432	0.920506	10.693765
Invesco V.I. American Franchise Series II Shares	106,475.334	5,011,560	6,803,774	93	6,803,867	2,917,087	2.166813	15.806723
Janus Henderson - Enterprise Service Shares	286,101.332	14,662,586	22,868,079	(112)	22,867,967	7,606,776	1.941520	16.179423
Janus Henderson - Global Research Service Shares	455,212.030	14,576,564	25,159,569	32	25,159,601	16,122,487	1.157908	14.453939
Janus Henderson - Mid Cap Value Service Shares	194,613.216	3,041,365	3,137,165	(22)	3,137,143	1,112,449	1.874359	12.152028
MFS® New Discovery Service Class	2,480,009.181	40,298,245	44,689,765	92	44,689,857	12,964,008	2.091494	16.693531
MFS® Total Return Service Class	1,702,007.181	34,597,511	41,580,035	91	41,580,126	19,874,828	1.522898	12.155997
NVIT Emerging Markets Class D Shares	1,587.329	16,074	21,048	-	21,048	1,524	13.017488	13.897395
Rational Insider Buying VA	141,339.572	1,808,338	1,681,941	46	1,681,987	885,646	1.693544	12.852108
Rational Trend Aggregation VA	89,621.331	1,095,769	1,003,759	16	1,003,775	728,389	1.227518	9.616188
State Street Total Return V.I.S. Class 3 Shares	3,291,349.675	55,899,840	52,200,806	(15)	52,200,791	21,706,994	1.416357	14.248531
TA 60/40 Allocation Service Class	2,248,583.504	22,940,372	25,139,164	(3)	25,139,161	3,823,378	1.121332	11.552036
TA Aegon High Yield Bond Initial Class	9,303,741.049	71,917,649	72,383,105	(58)	72,383,047	29,667,346	1.308651	13.512196
TA Aegon High Yield Bond Service Class	19,657,031.182	155,697,313	155,487,117	87	155,487,204	31,316,439	1.490983	13.168392
TA Aegon U.S. Government Securities Initial Class	5,771,034.910	64,970,950	63,019,701	159	63,019,860	38,276,111	1.039926	10.629544
TA Aegon U.S. Government Securities Service Class	16,957,939.967	191,898,198	191,285,563	(248)	191,285,315	70,935,391	1.063947	10.715070
TA American Funds Managed Risk - Balanced Service Class	78,970,761.403	851,645,104	940,541,768	(678)	940,541,090	76,825,970	11.370637	12.842299
TA Barrow Hanley Dividend Focused Initial Class	14,346,254.284	257,629,082	323,794,959	223	323,795,182	116,924,848	1.403742	18.085286
TA Barrow Hanley Dividend Focused Service Class	7,259,204.100	157,044,415	163,985,421	183	163,985,604	39,289,800	1.481093	17.608666
TA BlackRock Global Allocation Service Class	75,523,449.144	1,014,801,203	1,137,383,144	(51)	1,137,383,093	409,496,790	1.313989	13.713017
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	27,064,514.897	256,478,369	271,457,084	(16)	271,457,068	25,329,115	10.115370	11.522436
TA BlackRock Global Allocation Managed Risk - Growth Service Class	19,391,681.739	182,595,346	196,825,570	(149)	196,825,421	18,027,295	10.331526	12.056512
TA BlackRock Global Real Estate Securities Initial Class	3,140,656.849	38,793,643	42,084,802	131	42,084,933	14,634,220	1.179595	12.822063
TA BlackRock Global Real Estate Securities Service Class	6,106,239.584	79,989,152	86,036,916	(130)	86,036,786	24,184,329	1.139268	12.491824
TA BlackRock Government Money Market Initial Class	88,720,227.663	88,720,226	88,720,228	(338)	88,719,890	82,743,032	0.795145	10.003450
TA BlackRock Government Money Market Service Class	348,883,106.762	348,883,104	348,883,107	(1,879)	348,881,228	155,242,739	0.781551	10.030370
TA BlackRock iShares Edge 100 Service Class	3,471,120.426	43,847,627	49,637,022	(5)	49,637,017	3,371,713	12.829046	15.243939

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock iShares Edge 40 Initial Class	1,916,544.436	$18,086,597	$17,996,352	$199	$17,996,551	9,936,931	$1.260072	$11.707637
TA BlackRock iShares Edge 40 Service Class	31,383,362.210	285,965,859	292,492,936	(7)	292,492,929	115,789,426	1.102629	12.913756
TA BlackRock iShares Edge 50 Service Class	23,763,504.249	277,436,287	301,321,234	(35)	301,321,199	24,058,879	11.544790	12.969490
TA BlackRock iShares Edge 75 Service Class	8,633,026.407	106,979,138	117,927,141	6	117,927,147	8,767,414	12.175006	13.962134
TA BlackRock Tactical Allocation Service Class	79,047,454.604	1,218,139,766	1,256,854,528	101	1,256,854,629	361,724,078	1.329769	14.348419
TA Greystone International Growth Initial Class	9,964,974.486	82,304,959	82,908,588	(285)	82,908,303	46,784,649	1.325532	13.829997
TA Greystone International Growth Service Class	12,493,319.025	102,883,962	101,695,617	(274)	101,695,343	19,878,211	1.195671	13.480466
TA International Equity Index Service Class	3,344,207.775	35,897,954	38,023,642	12	38,023,654	3,400,933	10.797802	11.473030
TA Janus Balanced Service Class	59,380,461.919	833,456,705	998,779,369	(111)	998,779,258	184,402,723	1.542530	17.294286
TA Janus Mid-Cap Growth Initial Class	2,206,842.298	68,762,464	87,346,818	(168)	87,346,650	38,655,012	1.795996	19.589675
TA Janus Mid-Cap Growth Service Class	3,895,869.876	122,238,320	146,913,253	103	146,913,356	20,310,940	1.757537	19.079610
TA JPMorgan Asset Allocation - Conservative Initial Class	14,693,708.022	154,014,406	156,634,928	5,869	156,640,797	83,056,161	1.329137	11.807140
TA JPMorgan Asset Allocation - Conservative Service Class	94,676,643.099	979,386,972	995,998,285	(139)	995,998,146	338,740,194	1.252921	13.167548
TA JPMorgan Asset Allocation - Growth Initial Class	22,041,455.730	233,943,541	276,399,855	28	276,399,883	116,876,305	1.595850	13.498283
TA JPMorgan Asset Allocation - Growth Service Class	17,994,377.428	205,915,440	223,490,168	11	223,490,179	56,218,037	1.387149	16.876109
TA JPMorgan Asset Allocation - Moderate Initial Class	31,221,828.156	345,763,441	374,974,156	(183)	374,973,973	179,888,900	1.437501	12.275583
TA JPMorgan Asset Allocation - Moderate Service Class	480,266,931.596	5,504,198,596	5,681,557,801	552	5,681,558,353	1,411,687,562	1.336856	14.180773
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	39,789,453.989	459,190,199	494,980,808	(22)	494,980,786	221,095,017	1.538250	12.821497
TA JPMorgan Asset Allocation - Moderate Growth Service Class	267,546,478.076	3,121,073,335	3,277,444,356	(342)	3,277,444,014	1,072,176,193	1.361843	15.374127
TA JPMorgan Core Bond Service Class	18,899,128.557	261,993,552	267,800,652	(41)	267,800,611	63,811,767	1.068445	11.413570
TA JPMorgan Enhanced Index Initial Class	6,152,098.175	116,501,696	135,407,681	(61)	135,407,620	41,798,145	2.119775	21.859789
TA JPMorgan Enhanced Index Service Class	3,628,558.471	72,128,186	79,574,287	19	79,574,306	9,090,987	2.036622	21.302258
TA JPMorgan International Moderate Growth Initial Class	10,039.520	92,143	100,194	1	100,195	69,370	1.444364	12.088324
TA JPMorgan International Moderate Growth Service Class	56,325,625.470	534,212,222	556,497,180	77	556,497,257	263,802,109	1.033962	12.909243
TA JPMorgan Mid Cap Value Service Class	14,870,175.048	253,320,500	237,476,696	(131)	237,476,565	41,359,300	1.593432	18.373288
TA JPMorgan Tactical Allocation Service Class	76,863,973.098	1,129,556,229	1,220,599,893	(232)	1,220,599,661	260,751,494	1.210690	12.911714
TA Legg Mason Dynamic Allocation - Balanced Service Class	80,751,084.556	956,794,307	1,048,149,078	(412)	1,048,148,666	188,777,088	1.165230	13.295055
TA Legg Mason Dynamic Allocation - Growth Service Class	32,685,101.838	405,925,360	447,785,895	(276)	447,785,619	87,000,387	1.291710	13.860477
TA Levin Large Cap Value Service Class	1,043,322.122	10,415,834	10,944,449	1	10,944,450	1,468,558	1.023956	10.548792

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Madison Diversified Income Service Class	12,961,524.534	$160,619,844	$179,387,500	$36	$179,387,536	51,519,543	$1.413524	$13.855150
TA Managed Risk - Balanced ETF Service Class	434,141,720.803	5,020,032,773	5,570,038,278	(172)	5,570,038,106	1,162,728,895	1.182569	13.805374
TA Managed Risk - Conservative ETF Service Class	53,248,249.240	640,150,075	666,135,598	(134)	666,135,464	210,974,386	1.196153	13.194429
TA Managed Risk - Growth ETF Service Class	228,265,172.100	2,310,932,954	2,476,677,117	70	2,476,677,187	735,600,165	1.329704	14.924205
TA Market Participation Strategy Service Class	33,646,145.780	392,359,418	393,659,906	231	393,660,137	75,395,519	1.363611	14.947930
TA Morgan Stanley Capital Growth Initial Class	20,175,607.072	348,153,401	372,441,707	(54)	372,441,653	95,615,249	2.888357	17.724522
TA Morgan Stanley Capital Growth Service Class	20,339,644.935	355,524,882	362,045,680	136	362,045,816	31,609,616	2.705198	28.633381
TA Multi-Managed Balanced Initial Class	6,249,859.924	87,793,221	97,122,823	(78)	97,122,745	34,030,880	1.865642	12.838728
TA Multi-Managed Balanced Service Class	83,115,878.339	1,137,685,002	1,261,699,033	4	1,261,699,037	193,463,242	1.542353	16.935426
TA Multi-Manager Alternative Strategies Service Class	443,839.804	4,436,906	4,522,728	20	4,522,748	443,014	9.827363	10.759892
TA PIMCO Tactical - Balanced Service Class	43,786,414.528	511,401,860	545,140,861	(203)	545,140,658	133,079,664	1.182091	14.242665
TA PIMCO Tactical - Conservative Service Class	21,162,038.669	240,762,996	257,753,631	(35)	257,753,596	63,063,445	1.113454	13.812809
TA PIMCO Tactical - Growth Service Class	27,872,645.863	317,809,735	344,227,176	350	344,227,526	67,856,653	1.164471	14.795020
TA PIMCO Total Return Initial Class	13,825,519.653	157,691,120	162,588,111	(4,344)	162,583,767	97,537,181	1.098172	10.894618
TA PIMCO Total Return Service Class	61,924,133.866	709,625,584	721,416,160	104	721,416,264	289,976,616	1.129466	11.292052
TA PineBridge Inflation Opportunities Service Class	14,127,551.680	145,246,330	148,339,293	(198)	148,339,095	68,795,573	0.973687	10.721312
TA ProFunds UltraBear Service Class (OAM)	45,108,666.300	20,275,516	12,630,427	157	12,630,584	528,747,957	0.022659	4.277245
TA QS Investors Active Asset Allocation - Conservative Service Class	31,362,754.530	331,690,807	339,345,004	(70)	339,344,934	121,522,304	1.124829	12.586417
TA QS Investors Active Asset Allocation - Moderate Service Class	115,042,780.141	1,305,409,071	1,331,044,966	100	1,331,045,066	333,714,080	1.182371	12.826137
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	45,590,290.803	506,728,044	522,008,830	304	522,009,134	167,991,889	1.175003	13.178551
TA Small/Mid Cap Value Initial Class	5,880,399.406	114,155,749	114,726,592	(1)	114,726,591	18,085,702	1.942232	18.992028
TA Small/Mid Cap Value Service Class	7,908,534.013	152,011,138	149,629,464	44	149,629,508	26,380,984	1.900955	18.502409
TA T. Rowe Price Small Cap Initial Class	8,305,717.561	118,224,478	136,379,882	(135)	136,379,747	39,725,671	2.428118	23.134489
TA T. Rowe Price Small Cap Service Class	20,488,630.326	289,856,030	313,680,930	94	313,681,024	32,292,237	2.376942	22.537792
TA TS&W International Equity Initial Class	5,968,314.763	76,770,672	83,257,991	(91)	83,257,900	40,250,949	1.148231	13.472175
TA TS&W International Equity Service Class	3,348,090.790	42,601,277	46,304,096	(36)	46,304,060	10,975,213	1.003110	13.122850
TA U.S. Equity Index Service Class	12,794,704.664	159,008,010	178,742,024	10	178,742,034	13,156,763	13.126540	13.947190
TA WMC US Growth Initial Class	13,404,650.160	378,000,559	460,449,733	(175)	460,449,558	169,149,426	2.277493	25.976133
TA WMC US Growth Service Class	6,655,482.170	186,840,832	222,359,659	(307)	222,359,352	29,264,303	2.120650	25.299834
Vanguard® - Capital Growth	-	-	-	-	-	-	9.996130	9.996734

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Vanguard® - Conservative Allocation	-	$-	$-	$-	$-	-	$10.017464	$10.018067
Vanguard® - Diversified Value	-	-	-	-	-	-	10.029067	10.029672
Vanguard® Balanced	-	-	-	-	-	-	10.018668	10.019273
Vanguard® Equity Income	-	-	-	-	-	-	10.011008	10.011612
Vanguard® Equity Index	106,339.200	3,936,033	5,072,380	-	5,072,380	1,106,204	2.537585	22.233362
Vanguard® Global Bond Index	-	-	-	-	-	-	10.003255	10.003858
Vanguard® Growth	-	-	-	-	-	-	10.020892	10.021498
Vanguard® High Yield Bond	-	-	-	-	-	-	9.998584	9.999187
Vanguard® International	97,619.678	2,304,683	2,830,971	(1)	2,830,970	570,592	1.634573	17.439617
Vanguard® Mid-Cap Index	95,176.196	2,049,806	2,287,084	(4)	2,287,080	344,777	2.227928	20.015600
Vanguard® Moderate Allocation	-	-	-	-	-	-	10.025212	10.025816
Vanguard® Money Market	-	-	-	-	-	-	10.002871	10.003474
Vanguard® Real Estate Index	52,695.724	679,927	724,039	13	724,052	164,384	1.854851	15.769934
Vanguard® Short-Term Investment Grade	390,977.714	4,142,924	4,238,198	17	4,238,215	834,530	1.122082	11.056859
Vanguard® Total Bond Market Index	300,688.005	3,542,055	3,671,401	-	3,671,401	550,251	1.208206	11.323946
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	10.064487	10.065095
Vanguard® Total Stock Market Index	-	-	-	-	-	-	10.026688	10.027294
Voya Global Perspectives Class S Shares	1,996.738	20,446	22,324	-	22,324	1,913	11.216562	11.895959
Voya Large Cap Value Class S Shares	100.952	1,109	1,215	1	1,216	93	12.302833	13.010274
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	11.168304	11.620652
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	11.748723	12.224651
Wanger International	14,225.175	378,706	369,855	(4)	369,851	58,273	1.574251	14.443439
Wanger USA	-	-	-	-	-	-	2.658889	21.867468

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	AB Balanced Wealth Strategy Class B Shares	AB Growth and Income Class B Shares	AB Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds -Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$99,946,976	$246,477,664	$32,262,769	$769,063,617	$217,547,968

Investment Income:
Reinvested Dividends	1,617,506	1,809,471	-	12,210,863	4,778,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,559,063	3,541,890	479,664	12,768,143	3,318,369

Net Investment Income (Loss)	58,443	(1,732,419)	(479,664)	(557,280)	1,460,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,238,786	27,505,699	3,650,529	32,935,152	270,918
Realized Gain (Loss) on Investments	(1,648,836)	8,700,569	3,039,944	21,372,558	(2,781,737)

Net Realized Capital Gains (Losses) on Investments	5,589,950	36,206,268	6,690,473	54,307,710	(2,510,819)
Net Change in Unrealized Appreciation (Depreciation)	(13,089,972)	(51,135,115)	(5,657,473)	(99,480,280)	(4,012,883)

Net Gain (Loss) on Investment	(7,500,022)	(14,928,847)	1,033,000	(45,172,570)	(6,523,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,441,579)	(16,661,266)	553,336	(45,729,850)	(5,063,672)

Increase (Decrease) in Net Assets from Contract Transactions	(7,300,359)	(17,928,909)	(5,077,892)	(45,576,136)	(15,297,282)

Total Increase (Decrease) in Net Assets	(14,741,938)	(34,590,175)	(4,524,556)	(91,305,986)	(20,360,954)

Net Assets as of December 31, 2018:	$85,205,038	$211,887,489	$27,738,213	$677,757,631	$197,187,014

Investment Income:
Reinvested Dividends	2,197,252	2,424,069	-	14,772,667	5,733,998
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,499,041	3,432,311	451,954	12,642,052	3,500,990

Net Investment Income (Loss)	698,211	(1,008,242)	(451,954)	2,130,615	2,233,008

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,398,615	25,480,824	3,928,335	38,619,469	-
Realized Gain (Loss) on Investments	(2,877,363)	2,342,042	2,842,313	13,318,368	(203,801)

Net Realized Capital Gains (Losses) on Investments	8,521,252	27,822,866	6,770,648	51,937,837	(203,801)
Net Change in Unrealized Appreciation (Depreciation)	4,633,018	18,829,483	2,037,962	77,270,939	13,177,362

Net Gain (Loss) on Investment	13,154,270	46,652,349	8,808,610	129,208,776	12,973,561

Net Increase (Decrease) in Net Assets Resulting from Operations	13,852,481	45,644,107	8,356,656	131,339,391	15,206,569

Increase (Decrease) in Net Assets from Contract Transactions	(1,703,940)	(7,553,988)	(4,864,479)	9,976,394	17,695,800

Total Increase (Decrease) in Net Assets	12,148,541	38,090,119	3,492,177	141,315,785	32,902,369

Net Assets as of December 31, 2019:	$97,353,579	$249,977,608	$31,230,390	$819,073,416	$230,089,383

See accompanying notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	American Funds -Growth Class 2 Shares	American Funds -Growth- Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$442,900,974	$420,162,453	$191,936,131	$21,702,345	$13,086,962

Investment Income:
Reinvested Dividends	2,124,919	6,343,618	3,595,577	369,139	108,826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,094,717	7,278,774	3,342,873	308,551	181,201

Net Investment Income (Loss)	(5,969,798)	(935,156)	252,704	60,588	(72,375)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,391,290	30,234,362	9,573,365	2,139,347	425,765
Realized Gain (Loss) on Investments	4,457,417	(704,970)	3,201,138	678,010	281,818

Net Realized Capital Gains (Losses) on Investments	52,848,707	29,529,392	12,774,503	2,817,357	707,583
Net Change in Unrealized Appreciation (Depreciation)	(56,482,165)	(43,629,350)	(43,962,836)	(4,666,757)	(1,633,656)

Net Gain (Loss) on Investment	(3,633,458)	(14,099,958)	(31,188,333)	(1,849,400)	(926,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,603,256)	(15,035,114)	(30,935,629)	(1,788,812)	(998,448)

Increase (Decrease) in Net Assets from Contract Transactions	9,037,082	4,385,777	25,793,760	(2,063,897)	(1,678,374)

Total Increase (Decrease) in Net Assets	(566,174)	(10,649,337)	(5,141,869)	(3,852,709)	(2,676,822)

Net Assets as of December 31, 2018:	$442,334,800	$409,513,116	$186,794,262	$17,849,636	$10,410,140

Investment Income:
Reinvested Dividends	4,454,126	8,813,275	3,346,694	459,455	132,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,038,879	7,932,926	3,531,148	294,258	165,744

Net Investment Income (Loss)	(4,584,753)	880,349	(184,454)	165,197	(33,391)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	56,711,549	49,216,940	5,420,086	1,618,482	352,740
Realized Gain (Loss) on Investments	5,286,158	(1,716,371)	843,451	3,117	112,093

Net Realized Capital Gains (Losses) on Investments	61,997,707	47,500,569	6,263,537	1,621,599	464,833
Net Change in Unrealized Appreciation (Depreciation)	80,035,525	55,795,378	34,483,647	2,013,108	1,168,797

Net Gain (Loss) on Investment	142,033,232	103,295,947	40,747,184	3,634,707	1,633,630

Net Increase (Decrease) in Net Assets Resulting from Operations	137,448,479	104,176,296	40,562,730	3,799,904	1,600,239

Increase (Decrease) in Net Assets from Contract Transactions	99,840,350	64,600,533	21,174,894	(1,633,303)	(1,298,093)

Total Increase (Decrease) in Net Assets	237,288,829	168,776,829	61,737,624	2,166,601	302,146

Net Assets as of December 31, 2019:	$679,623,629	$578,289,945	$248,531,886	$20,016,237	$10,712,286

See accompanying notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	BlackRock High Yield V.I. Class I Shares	DFA VA Equity Allocation	DFA VA Global Bond	DFA VA Global Moderate Allocation	DFA VA International Small
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$4,411,875	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	219,471	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,048	-	-	-	-

Net Investment Income (Loss)	161,423	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,123)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(1,123)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(313,526)	-	-	-	-

Net Gain (Loss) on Investment	(314,649)	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(153,226)	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(645,691)	-	-	-	-

Total Increase (Decrease) in Net Assets	(798,917)	-	-	-	-

Net Assets as of December 31, 2018:	$3,612,958	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	199,545	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,336	-	-	-	-

Net Investment Income (Loss)	145,209	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(15,482)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(15,482)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	341,344	-	-	-	-

Net Gain (Loss) on Investment	325,862	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	471,071	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(432,176)	-	-	-	-

Total Increase (Decrease) in Net Assets	38,895	-	-	-	-

Net Assets as of December 31, 2019:	$3,651,853	$-	$-	$-	$-

See accompanying notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA U.S. Large Value	DFA VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount

Net Assets as of December 31, 2017:	$-	$-	$-	$-	$382,158,570

Investment Income:
Reinvested Dividends	-	-	-	-	5,068,360
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	5,519,528

Net Investment Income (Loss)	-	-	-	-	(451,168)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	19,614,679
Realized Gain (Loss) on Investments	-	-	-	-	6,148,770

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	25,763,449
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(48,459,536)

Net Gain (Loss) on Investment	-	-	-	-	(22,696,087)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	(23,147,255)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	5,923,849

Total Increase (Decrease) in Net Assets	-	-	-	-	(17,223,406)

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$364,935,164

Investment Income:
Reinvested Dividends	-	-	-	-	6,623,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	5,855,846

Net Investment Income (Loss)	-	-	-	-	767,303

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	19,237,310
Realized Gain (Loss) on Investments	-	-	-	-	5,136,333

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	24,373,643
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	57,610,293

Net Gain (Loss) on Investment	-	-	-	-	81,983,936

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	82,751,239

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	9,715,319

Total Increase (Decrease) in Net Assets	-	-	-	-	92,466,558

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$457,401,722

See accompanying notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$258,065	$579,167,529	$43,356	$48,184,382	$18,642

Investment Income:
Reinvested Dividends	1,769	2,494,459	954	879,594	47
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,597	8,300,180	303	666,709	153
Net Investment Income (Loss)	172	(5,805,721)	651	212,885	(106)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,620	51,034,223	1,934	2,172,474	2,671
Realized Gain (Loss) on Investments	2,083	17,151,788	327	1,024,575	258
Net Realized Capital Gains (Losses) on Investments	23,703	68,186,011	2,261	3,197,049	2,929
Net Change in Unrealized Appreciation (Depreciation)	(40,170)	(105,225,469)	(6,659)	(7,643,072)	(2,912)
Net Gain (Loss) on Investment	(16,467)	(37,039,458)	(4,398)	(4,446,023)	17

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,295)	(42,845,179)	(3,747)	(4,233,138)	(89)

Increase (Decrease) in Net Assets from Contract Transactions	(20,408)	(41,551,871)	(1,576)	(6,211,153)	(992)

Total Increase (Decrease) in Net Assets	(36,703)	(84,397,050)	(5,323)	(10,444,291)	(1,081)

Net Assets as of December 31, 2018:	$221,362	$494,770,479	$38,033	$37,740,091	$17,561

Investment Income:
Reinvested Dividends	943	1,315,196	864	720,868	53
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,599	8,431,892	306	606,408	158
Net Investment Income (Loss)	(656)	(7,116,696)	558	114,460	(105)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,268	65,307,186	2,679	2,708,730	1,223
Realized Gain (Loss) on Investments	11,284	4,777,581	247	552,417	245
Net Realized Capital Gains (Losses) on Investments	39,552	70,084,767	2,926	3,261,147	1,468
Net Change in Unrealized Appreciation (Depreciation)	26,129	84,849,473	6,428	5,636,243	4,343
Net Gain (Loss) on Investment	65,681	154,934,240	9,354	8,897,390	5,811

Net Increase (Decrease) in Net Assets Resulting from Operations	65,025	147,817,544	9,912	9,011,850	5,706

Increase (Decrease) in Net Assets from Contract Transactions	(78,037)	28,790,941	(1,514)	(5,238,020)	(946)

Total Increase (Decrease) in Net Assets	(13,012)	176,608,485	8,398	3,773,830	4,760

Net Assets as of December 31, 2019:	$208,350	$671,378,964	$46,431	$41,513,921	$22,321

See accompanying notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$40,016,140	$2,711,713	$108,346	$374,376,908	$330,169

Investment Income:
Reinvested Dividends	16,492	2,369	652	1,437,146	2,997
Investment Expense:
Mortality and Expense Risk and Administrative Charges	591,086	39,014	666	5,342,934	2,257
Net Investment Income (Loss)	(574,594)	(36,645)	(14)	(3,905,788)	740

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,700,663	150,648	8,670	32,160,139	14,038
Realized Gain (Loss) on Investments	3,611,091	474,380	654	6,025,991	(5,806)
Net Realized Capital Gains (Losses) on Investments	9,311,754	625,028	9,324	38,186,130	8,232
Net Change in Unrealized Appreciation (Depreciation)	(8,969,884)	(304,192)	(23,703)	(89,722,843)	(73,222)
Net Gain (Loss) on Investment	341,870	320,836	(14,379)	(51,536,713)	(64,990)

Net Increase (Decrease) in Net Assets Resulting from Operations	(232,724)	284,191	(14,393)	(55,442,501)	(64,250)

Increase (Decrease) in Net Assets from Contract Transactions	(6,087,010)	(649,439)	(11,283)	(30,103,231)	(10,630)

Total Increase (Decrease) in Net Assets	(6,319,734)	(365,248)	(25,676)	(85,545,732)	(74,880)

Net Assets as of December 31, 2018:	$33,696,406	$2,346,465	$82,670	$288,831,176	$255,289

Investment Income:
Reinvested Dividends	20,908	-	514	2,263,157	5,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	562,709	42,297	391	4,781,255	1,963
Net Investment Income (Loss)	(541,801)	(42,297)	123	(2,518,098)	3,189

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,381,287	229,667	9,939	35,860,054	27,000
Realized Gain (Loss) on Investments	2,699,314	148,960	(9,861)	(3,292,640)	(21,057)
Net Realized Capital Gains (Losses) on Investments	5,080,601	378,627	78	32,567,414	5,943
Net Change in Unrealized Appreciation (Depreciation)	5,689,979	537,896	15,696	31,784,357	79,266
Net Gain (Loss) on Investment	10,770,580	916,523	15,774	64,351,771	85,209

Net Increase (Decrease) in Net Assets Resulting from Operations	10,228,779	874,226	15,897	61,833,673	88,398

Increase (Decrease) in Net Assets from Contract Transactions	(4,821,646)	(216,372)	(43,142)	3,930,362	(2,634)

Total Increase (Decrease) in Net Assets	5,407,133	657,854	(27,245)	65,764,035	85,764

Net Assets as of December 31, 2019:	$39,103,539	$3,004,319	$55,425	$354,595,211	$341,053

See accompanying notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$149,707,366	$104,865,929	$76,044,090	$17,081,386	$32,841,409

Investment Income:
Reinvested Dividends	1,011,720	2,663,278	3,328,980	368,906	777,061
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,073,720	1,536,772	1,023,792	233,440	441,133
Net Investment Income (Loss)	(1,062,000)	1,126,506	2,305,188	135,466	335,928

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,379,381	2,179,614	-	574,432	-
Realized Gain (Loss) on Investments	3,097,543	(43,118)	1,036,646	535,517	406,202
Net Realized Capital Gains (Losses) on Investments	9,476,924	2,136,496	1,036,646	1,109,949	406,202
Net Change in Unrealized Appreciation (Depreciation)	(35,838,580)	(12,814,671)	(7,030,985)	(2,802,329)	(5,652,067)
Net Gain (Loss) on Investment	(26,361,656)	(10,678,175)	(5,994,339)	(1,692,380)	(5,245,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,423,656)	(9,551,669)	(3,689,151)	(1,556,914)	(4,909,937)

Increase (Decrease) in Net Assets from Contract Transactions	(5,287,263)	(20,304,661)	(12,420,005)	(2,199,957)	(4,608,750)

Total Increase (Decrease) in Net Assets	(32,710,919)	(29,856,330)	(16,109,156)	(3,756,871)	(9,518,687)

Net Assets as of December 31, 2018:	$116,996,447	$75,009,599	$59,934,934	$13,324,515	$23,322,722

Investment Income:
Reinvested Dividends	2,122,018	2,521,846	3,242,366	243,769	396,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,078,951	1,253,233	888,397	202,021	346,481
Net Investment Income (Loss)	43,067	1,268,613	2,353,969	41,748	49,539

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,426,804	4,851,571	979,963	1,303,445	236,381
Realized Gain (Loss) on Investments	(1,185,482)	(1,012,709)	682,347	385,893	(95,813)
Net Realized Capital Gains (Losses) on Investments	11,241,322	3,838,862	1,662,310	1,689,338	140,568
Net Change in Unrealized Appreciation (Depreciation)	27,337,715	7,257,683	4,130,408	852,859	2,141,308
Net Gain (Loss) on Investment	38,579,037	11,096,545	5,792,718	2,542,197	2,281,876

Net Increase (Decrease) in Net Assets Resulting from Operations	38,622,104	12,365,158	8,146,687	2,583,945	2,331,415

Increase (Decrease) in Net Assets from Contract Transactions	11,948,833	(13,378,938)	(10,272,960)	(2,198,024)	(3,586,945)

Total Increase (Decrease) in Net Assets	50,570,937	(1,013,780)	(2,126,273)	385,921	(1,255,530)

Net Assets as of December 31, 2019:	$167,567,384	$73,995,819	$57,808,661	$13,710,436	$22,067,192

See accompanying notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	MFS® New Discovery Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$7,305,661	$22,591,758	$29,147,018	$3,228,213	$44,936,194

Investment Income:
Reinvested Dividends	-	30,151	264,104	26,976	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109,445	336,993	410,761	44,126	682,331
Net Investment Income (Loss)	(109,445)	(306,842)	(146,657)	(17,150)	(682,331)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	466,002	1,110,104	-	267,993	6,339,944
Realized Gain (Loss) on Investments	540,953	1,657,479	2,273,173	21,836	1,658,627
Net Realized Capital Gains (Losses) on Investments	1,006,955	2,767,583	2,273,173	289,829	7,998,571
Net Change in Unrealized Appreciation (Depreciation)	(1,171,656)	(2,727,077)	(4,181,013)	(738,753)	(7,955,942)
Net Gain (Loss) on Investment	(164,701)	40,506	(1,907,840)	(448,924)	42,629

Net Increase (Decrease) in Net Assets Resulting from Operations	(274,146)	(266,336)	(2,054,497)	(466,074)	(639,702)

Increase (Decrease) in Net Assets from Contract Transactions	(1,117,449)	(2,568,178)	(4,185,499)	(196,035)	(6,673,551)

Total Increase (Decrease) in Net Assets	(1,391,595)	(2,834,514)	(6,239,996)	(662,109)	(7,313,253)

Net Assets as of December 31, 2018:	$5,914,066	$19,757,244	$22,907,022	$2,566,104	$37,622,941

Investment Income:
Reinvested Dividends	-	11,147	209,044	43,252	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,317	335,171	367,067	42,648	649,844
Net Investment Income (Loss)	(98,317)	(324,024)	(158,023)	604	(649,844)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	950,874	1,386,900	1,514,428	220,528	8,415,374
Realized Gain (Loss) on Investments	436,465	1,897,708	1,863,928	(424)	1,152,956
Net Realized Capital Gains (Losses) on Investments	1,387,339	3,284,608	3,378,356	220,104	9,568,330
Net Change in Unrealized Appreciation (Depreciation)	616,117	3,268,698	2,572,028	490,722	5,011,410
Net Gain (Loss) on Investment	2,003,456	6,553,306	5,950,384	710,826	14,579,740

Net Increase (Decrease) in Net Assets Resulting from Operations	1,905,139	6,229,282	5,792,361	711,430	13,929,896

Increase (Decrease) in Net Assets from Contract Transactions	(1,015,338)	(3,118,559)	(3,539,782)	(140,391)	(6,862,980)

Total Increase (Decrease) in Net Assets	889,801	3,110,723	2,252,579	571,039	7,066,916

Net Assets as of December 31, 2019:	$6,803,867	$22,867,967	$25,159,601	$3,137,143	$44,689,857

See accompanying notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	MFS® Total Return Service Class	NVIT Emerging Markets Class D Shares	Rational Insider Buying VA	Rational Trend Aggregation VA	State Street Total Return V.I.S. Class 3 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$50,663,588	$21,682	$2,476,679	$1,769,682	$57,477,545

Investment Income:
Reinvested Dividends	901,922	70	15,064	61,560	1,027,740
Investment Expense:
Mortality and Expense Risk and Administrative Charges	684,652	98	32,038	21,256	904,553
Net Investment Income (Loss)	217,270	(28)	(16,974)	40,304	123,187

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,076,836	-	100,840	-	10,847,520
Realized Gain (Loss) on Investments	1,923,864	82	(245,228)	(1,146)	1,253,802
Net Realized Capital Gains (Losses) on Investments	4,000,700	82	(144,388)	(1,146)	12,101,322
Net Change in Unrealized Appreciation (Depreciation)	(7,499,871)	(3,942)	9,063	(132,851)	(16,719,837)
Net Gain (Loss) on Investment	(3,499,171)	(3,860)	(135,325)	(133,997)	(4,618,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,281,901)	(3,888)	(152,299)	(93,693)	(4,495,328)

Increase (Decrease) in Net Assets from Contract Transactions	(6,817,023)	(285)	(435,979)	(305,011)	(4,370,666)

Total Increase (Decrease) in Net Assets	(10,098,924)	(4,173)	(588,278)	(398,704)	(8,865,994)

Net Assets as of December 31, 2018:	$40,564,664	$17,509	$1,888,401	$1,370,978	$48,611,551

Investment Income:
Reinvested Dividends	874,270	414	-	28,140	1,070,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	618,768	93	26,092	16,336	815,848
Net Investment Income (Loss)	255,502	321	(26,092)	11,804	254,276

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,117,782	-	330,085	-	-
Realized Gain (Loss) on Investments	1,588,777	68	(315,862)	(42,404)	(2,003,683)
Net Realized Capital Gains (Losses) on Investments	2,706,559	68	14,223	(42,404)	(2,003,683)
Net Change in Unrealized Appreciation (Depreciation)	4,069,210	3,432	394,113	105,590	8,292,530
Net Gain (Loss) on Investment	6,775,769	3,500	408,336	63,186	6,288,847

Net Increase (Decrease) in Net Assets Resulting from Operations	7,031,271	3,821	382,244	74,990	6,543,123

Increase (Decrease) in Net Assets from Contract Transactions	(6,015,809)	(282)	(588,658)	(442,193)	(2,953,883)

Total Increase (Decrease) in Net Assets	1,015,462	3,539	(206,414)	(367,203)	3,589,240

Net Assets as of December 31, 2019:	$41,580,126	$21,048	$1,681,987	$1,003,775	$52,200,791

See accompanying notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$82,935,784	$157,652,721	$65,046,767

Investment Income:
Reinvested Dividends	-	4,803,811	9,081,105	1,801,119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,257	1,134,796	2,197,967	909,475
Net Investment Income (Loss)	(27,257)	3,669,015	6,883,138	891,644

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(9,588)	(662,004)	(1,048,014)	(2,543,945)
Net Realized Capital Gains (Losses) on Investments	(9,588)	(662,004)	(1,048,014)	(2,543,945)
Net Change in Unrealized Appreciation (Depreciation)	(361,181)	(5,738,382)	(11,960,675)	831,313
Net Gain (Loss) on Investment	(370,769)	(6,400,386)	(13,008,689)	(1,712,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	(398,026)	(2,731,371)	(6,125,551)	(820,988)

Increase (Decrease) in Net Assets from Contract Transactions	7,957,827	(12,687,646)	(14,115,742)	(2,011,064)

Total Increase (Decrease) in Net Assets	7,559,801	(15,419,017)	(20,241,293)	(2,832,052)

Net Assets as of December 31, 2018:	$7,559,801	$67,516,767	$137,411,428	$62,214,715

Investment Income:
Reinvested Dividends	28,333	4,514,414	8,817,946	1,295,320
Investment Expense:
Mortality and Expense Risk and Administrative Charges	197,245	1,067,545	2,076,125	970,239
Net Investment Income (Loss)	(168,912)	3,446,869	6,741,821	325,081

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,063	-	-	-
Realized Gain (Loss) on Investments	109,459	(381,155)	(298,140)	(2,216,242)
Net Realized Capital Gains (Losses) on Investments	130,522	(381,155)	(298,140)	(2,216,242)
Net Change in Unrealized Appreciation (Depreciation)	2,559,973	5,346,463	10,448,923	4,869,715
Net Gain (Loss) on Investment	2,690,495	4,965,308	10,150,783	2,653,473

Net Increase (Decrease) in Net Assets Resulting from Operations	2,521,583	8,412,177	16,892,604	2,978,554

Increase (Decrease) in Net Assets from Contract Transactions	15,057,777	(3,545,897)	1,183,172	(2,173,409)

Total Increase (Decrease) in Net Assets	17,579,360	4,866,280	18,075,776	805,145

Net Assets as of December 31, 2019:	$25,139,161	$72,383,047	$155,487,204	$63,019,860

See accompanying notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk -Balanced Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Global Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$198,887,348	$652,612,767	$400,085,233	$184,816,342	$1,370,732,763

Investment Income:
Reinvested Dividends	4,495,288	6,179,142	7,680,832	3,230,567	14,147,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,637,035	9,593,574	5,359,548	2,467,327	17,717,611
Net Investment Income (Loss)	1,858,253	(3,414,432)	2,321,284	763,240	(3,570,244)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,701,607	-	-	13,664,203
Realized Gain (Loss) on Investments	(11,098,320)	9,808,407	35,262,540	12,052,134	17,963,660
Net Realized Capital Gains (Losses) on Investments	(11,098,320)	33,510,014	35,262,540	12,052,134	31,627,863
Net Change in Unrealized Appreciation (Depreciation)	7,982,314	(84,432,499)	(82,401,218)	(34,763,229)	(139,096,319)
Net Gain (Loss) on Investment	(3,116,006)	(50,922,485)	(47,138,678)	(22,711,095)	(107,468,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,257,753)	(54,336,917)	(44,817,394)	(21,947,855)	(111,038,700)

Increase (Decrease) in Net Assets from Contract Transactions	121,067,933	126,039,608	(56,370,913)	(23,679,473)	(158,671,215)

Total Increase (Decrease) in Net Assets	119,810,180	71,702,691	(101,188,307)	(45,627,328)	(269,709,915)

Net Assets as of December 31, 2018:	$318,697,528	$724,315,458	$298,896,926	$139,189,014	$1,101,022,848

Investment Income:
Reinvested Dividends	3,749,792	10,357,467	7,809,530	3,412,904	10,556,258
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,174,920	10,947,262	4,723,485	2,187,316	15,534,231
Net Investment Income (Loss)	574,872	(589,795)	3,086,045	1,225,588	(4,977,973)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	19,343,664	47,985,181	23,577,688	46,258,602
Realized Gain (Loss) on Investments	(868,591)	7,909,277	16,832,285	6,478,014	15,236,495
Net Realized Capital Gains (Losses) on Investments	(868,591)	27,252,941	64,817,466	30,055,702	61,495,097
Net Change in Unrealized Appreciation (Depreciation)	11,436,754	96,675,825	(5,112,750)	(1,348,904)	112,916,895
Net Gain (Loss) on Investment	10,568,163	123,928,766	59,704,716	28,706,798	174,411,992

Net Increase (Decrease) in Net Assets Resulting from Operations	11,143,035	123,338,971	62,790,761	29,932,386	169,434,019

Increase (Decrease) in Net Assets from Contract Transactions	(138,555,248)	92,886,661	(37,892,505)	(5,135,796)	(133,073,774)

Total Increase (Decrease) in Net Assets	(127,412,213)	216,225,632	24,898,256	24,796,590	36,360,245

Net Assets as of December 31, 2019:	$191,285,315	$940,541,090	$323,795,182	$163,985,604	$1,137,383,093

See accompanying notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$198,315,259	$208,532,393	$45,370,142	$87,690,297

Investment Income:
Reinvested Dividends	2,586,089	2,550,098	3,489,249	6,318,328
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,867,457	2,758,739	611,899	1,140,464
Net Investment Income (Loss)	(281,368)	(208,641)	2,877,350	5,177,864

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,672,362	-	-
Realized Gain (Loss) on Investments	(1,264,990)	(1,212,505)	846,951	67,515
Net Realized Capital Gains (Losses) on Investments	(1,264,990)	459,857	846,951	67,515
Net Change in Unrealized Appreciation (Depreciation)	(19,185,140)	(23,964,658)	(8,522,670)	(14,750,973)
Net Gain (Loss) on Investment	(20,450,130)	(23,504,801)	(7,675,719)	(14,683,458)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,731,498)	(23,713,442)	(4,798,369)	(9,505,594)

Increase (Decrease) in Net Assets from Contract Transactions	39,190,066	(5,419,377)	(4,880,100)	(9,960,648)

Total Increase (Decrease) in Net Assets	18,458,568	(29,132,819)	(9,678,469)	(19,466,242)

Net Assets as of December 31, 2018:	$216,773,827	$179,399,574	$35,691,673	$68,224,055

Investment Income:
Reinvested Dividends	7,293,995	6,251,984	370,613	466,477
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,172,228	2,536,294	616,460	1,103,251
Net Investment Income (Loss)	4,121,767	3,715,690	(245,847)	(636,774)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(676,577)	(805,233)	580,149	370,381
Net Realized Capital Gains (Losses) on Investments	(676,577)	(805,233)	580,149	370,381
Net Change in Unrealized Appreciation (Depreciation)	26,642,324	25,498,256	8,035,199	15,958,137
Net Gain (Loss) on Investment	25,965,747	24,693,023	8,615,348	16,328,518

Net Increase (Decrease) in Net Assets Resulting from Operations	30,087,514	28,408,713	8,369,501	15,691,744

Increase (Decrease) in Net Assets from Contract Transactions	24,595,727	(10,982,866)	(1,976,241)	2,120,987

Total Increase (Decrease) in Net Assets	54,683,241	17,425,847	6,393,260	17,812,731

Net Assets as of December 31, 2019:	$271,457,068	$196,825,421	$42,084,933	$86,036,786

See accompanying notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$89,165,490	$296,558,369	$39,921,039	$19,894,941	$324,322,394

Investment Income:
Reinvested Dividends	1,579,630	2,621,215	499,500	351,672	5,013,195
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,363,382	4,237,802	484,094	273,732	4,171,345
Net Investment Income (Loss)	216,248	(1,616,587)	15,406	77,940	841,850

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	487,976	-	-
Realized Gain (Loss) on Investments	-	-	2,206,755	563,431	6,384,143
Net Realized Capital Gains (Losses) on Investments	-	-	2,694,731	563,431	6,384,143
Net Change in Unrealized Appreciation (Depreciation)	-	-	(5,174,265)	(1,671,886)	(24,843,508)
Net Gain (Loss) on Investment	-	-	(2,479,534)	(1,108,455)	(18,459,365)

Net Increase (Decrease) in Net Assets Resulting from Operations	216,248	(1,616,587)	(2,464,128)	(1,030,515)	(17,617,515)

Increase (Decrease) in Net Assets from Contract Transactions	3,354,828	44,939,274	(2,536,990)	(2,026,981)	(29,431,955)

Total Increase (Decrease) in Net Assets	3,571,076	43,322,687	(5,001,118)	(3,057,496)	(47,049,470)

Net Assets as of December 31, 2018:	$92,736,566	$339,881,056	$34,919,921	$16,837,445	$277,272,924

Investment Income:
Reinvested Dividends	1,686,454	5,653,632	626,168	391,854	5,645,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,366,550	4,440,272	473,704	261,366	3,904,379
Net Investment Income (Loss)	319,904	1,213,360	152,464	130,488	1,741,436

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,219,459	2,317,945	37,870,056
Realized Gain (Loss) on Investments	-	-	1,898,312	226,711	5,303,499
Net Realized Capital Gains (Losses) on Investments	-	-	3,117,771	2,544,656	43,173,555
Net Change in Unrealized Appreciation (Depreciation)	-	-	5,075,222	(458,790)	(8,549,938)
Net Gain (Loss) on Investment	-	-	8,192,993	2,085,866	34,623,617

Net Increase (Decrease) in Net Assets Resulting from Operations	319,904	1,213,360	8,345,457	2,216,354	36,365,053

Increase (Decrease) in Net Assets from Contract Transactions	(4,336,580)	7,786,812	6,371,639	(1,057,248)	(21,145,048)

Total Increase (Decrease) in Net Assets	(4,016,676)	9,000,172	14,717,096	1,159,106	15,220,005

Net Assets as of December 31, 2019:	$88,719,890	$348,881,228	$49,637,017	$17,996,551	$292,492,929

See accompanying notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Greystone International Growth Initial Class	TA Greystone International Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$63,218,179	$26,367,946	$1,483,799,252	$86,501,729	$116,136,840

Investment Income:
Reinvested Dividends	934,670	366,297	13,538,055	1,034,176	1,010,086
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,192,147	475,470	19,357,222	1,215,170	1,461,482
Net Investment Income (Loss)	(257,477)	(109,173)	(5,819,167)	(180,994)	(451,396)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	553,348	210,784	61,423,750	439,658	545,933
Realized Gain (Loss) on Investments	1,188,982	815,599	14,676,114	3,167,716	2,772,957
Net Realized Capital Gains (Losses) on Investments	1,742,330	1,026,383	76,099,864	3,607,374	3,318,890
Net Change in Unrealized Appreciation (Depreciation)	(6,443,198)	(4,774,889)	(146,301,675)	(20,077,369)	(23,762,175)
Net Gain (Loss) on Investment	(4,700,868)	(3,748,506)	(70,201,811)	(16,469,995)	(20,443,285)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,958,345)	(3,857,679)	(76,020,978)	(16,650,989)	(20,894,681)

Increase (Decrease) in Net Assets from Contract Transactions	78,270,232	37,636,794	(173,996,350)	731,991	(10,800,517)

Total Increase (Decrease) in Net Assets	73,311,887	33,779,115	(250,017,328)	(15,918,998)	(31,695,198)

Net Assets as of December 31, 2018:	$136,530,066	$60,147,061	$1,233,781,924	$70,582,731	$84,441,642

Investment Income:
Reinvested Dividends	1,969,582	878,838	27,573,072	1,259,165	1,298,907
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,483,236	1,113,578	17,551,880	1,135,974	1,270,664
Net Investment Income (Loss)	(513,654)	(234,740)	10,021,192	123,191	28,243

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	328,264	343,237	58,205,494	12,642,872	15,913,433
Realized Gain (Loss) on Investments	1,523,470	1,664,980	9,408,834	1,389,794	(55,812)
Net Realized Capital Gains (Losses) on Investments	1,851,734	2,008,217	67,614,328	14,032,666	15,857,621
Net Change in Unrealized Appreciation (Depreciation)	25,003,545	12,561,203	104,577,838	3,340,386	5,485,976
Net Gain (Loss) on Investment	26,855,279	14,569,420	172,192,166	17,373,052	21,343,597

Net Increase (Decrease) in Net Assets Resulting from Operations	26,341,625	14,334,680	182,213,358	17,496,243	21,371,840

Increase (Decrease) in Net Assets from Contract Transactions	138,449,508	43,445,406	(159,140,653)	(5,170,671)	(4,118,139)

Total Increase (Decrease) in Net Assets	164,791,133	57,780,086	23,072,705	12,325,572	17,253,701

Net Assets as of December 31, 2019:	$301,321,199	$117,927,147	$1,256,854,629	$82,908,303	$101,695,343

See accompanying notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA International Equity Index Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$6,948,109	$836,976,066	$73,761,288	$83,552,225	$171,462,292

Investment Income:
Reinvested Dividends	59,350	12,660,967	45,377	-	3,001,075
Investment Expense:
Mortality and Expense Risk and Administrative Charges	183,098	11,792,056	1,155,201	1,297,601	2,489,809
Net Investment Income (Loss)	(123,748)	868,911	(1,109,824)	(1,297,601)	511,266

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,317	20,853,678	3,366,181	4,267,026	6,774,998
Realized Gain (Loss) on Investments	(77,179)	19,406,380	2,475,641	(16,669)	860,650
Net Realized Capital Gains (Losses) on Investments	(43,862)	40,260,058	5,841,822	4,250,357	7,635,648
Net Change in Unrealized Appreciation (Depreciation)	(2,630,636)	(54,836,781)	(6,344,302)	(6,211,549)	(16,899,790)
Net Gain (Loss) on Investment	(2,674,498)	(14,576,723)	(502,480)	(1,961,192)	(9,264,142)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,798,246)	(13,707,812)	(1,612,304)	(3,258,793)	(8,752,876)

Increase (Decrease) in Net Assets from Contract Transactions	12,117,307	17,648,306	(4,246,526)	6,073,369	(16,065,938)

Total Increase (Decrease) in Net Assets	9,319,061	3,940,494	(5,858,830)	2,814,576	(24,818,814)

Net Assets as of December 31, 2018:	$16,267,170	$840,916,560	$67,902,458	$86,366,801	$146,643,478

Investment Income:
Reinvested Dividends	334,189	12,795,919	59,569	-	4,021,659
Investment Expense:
Mortality and Expense Risk and Administrative Charges	337,267	12,702,405	1,224,394	1,618,318	2,369,211
Net Investment Income (Loss)	(3,078)	93,514	(1,164,825)	(1,618,318)	1,652,448

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	41,824,793	4,349,173	6,837,388	5,700,562
Realized Gain (Loss) on Investments	(135,583)	20,844,499	1,641,706	1,897,475	(878,145)
Net Realized Capital Gains (Losses) on Investments	(135,583)	62,669,292	5,990,879	8,734,863	4,822,417
Net Change in Unrealized Appreciation (Depreciation)	4,464,035	105,890,877	18,470,273	24,665,173	10,925,791
Net Gain (Loss) on Investment	4,328,452	168,560,169	24,461,152	33,400,036	15,748,208

Net Increase (Decrease) in Net Assets Resulting from Operations	4,325,374	168,653,683	23,296,327	31,781,718	17,400,656

Increase (Decrease) in Net Assets from Contract Transactions	17,431,110	(10,790,985)	(3,852,135)	28,764,837	(7,403,337)

Total Increase (Decrease) in Net Assets	21,756,484	157,862,698	19,444,192	60,546,555	9,997,319

Net Assets as of December 31, 2019:	$38,023,654	$998,779,258	$87,346,650	$146,913,356	$156,640,797

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,060,315,451	$298,478,723	$221,484,340	$416,447,113	$5,252,747,161

Investment Income:
Reinvested Dividends	15,847,756	5,223,935	3,521,544	6,928,437	81,347,678
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,742,943	4,305,863	3,002,950	5,997,673	69,686,661
Net Investment Income (Loss)	2,104,813	918,072	518,594	930,764	11,661,017

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,677,776	18,191,915	14,076,903	18,845,225	256,019,570
Realized Gain (Loss) on Investments	4,529,697	19,457,960	10,244,804	11,850,980	61,697,605
Net Realized Capital Gains (Losses) on Investments	46,207,473	37,649,875	24,321,707	30,696,205	317,717,175
Net Change in Unrealized Appreciation (Depreciation)	(103,685,355)	(70,044,986)	(49,804,894)	(57,132,801)	(677,778,857)
Net Gain (Loss) on Investment	(57,477,882)	(32,395,111)	(25,483,187)	(26,436,596)	(360,061,682)

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,373,069)	(31,477,039)	(24,964,593)	(25,505,832)	(348,400,665)

Increase (Decrease) in Net Assets from Contract Transactions	(94,266,024)	(27,107,213)	(17,341,615)	(30,993,241)	14,217,256

Total Increase (Decrease) in Net Assets	(149,639,093)	(58,584,252)	(42,306,208)	(56,499,073)	(334,183,409)

Net Assets as of December 31, 2018:	$910,676,358	$239,894,471	$179,178,132	$359,948,040	$4,918,563,752

Investment Income:
Reinvested Dividends	21,899,427	4,527,036	3,022,979	7,966,067	103,500,480
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,634,475	4,008,069	2,792,683	5,593,563	68,505,750
Net Investment Income (Loss)	9,264,952	518,967	230,296	2,372,504	34,994,730

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,604,041	23,963,437	18,922,082	20,645,466	302,364,885
Realized Gain (Loss) on Investments	(245,861)	8,989,542	6,110,169	6,471,186	31,801,302
Net Realized Capital Gains (Losses) on Investments	34,358,180	32,952,979	25,032,251	27,116,652	334,166,187
Net Change in Unrealized Appreciation (Depreciation)	62,790,804	22,457,917	17,953,400	20,801,701	350,549,046
Net Gain (Loss) on Investment	97,148,984	55,410,896	42,985,651	47,918,353	684,715,233

Net Increase (Decrease) in Net Assets Resulting from Operations	106,413,936	55,929,863	43,215,947	50,290,857	719,709,963

Increase (Decrease) in Net Assets from Contract Transactions	(21,092,148)	(19,424,451)	1,096,100	(35,264,924)	43,284,638

Total Increase (Decrease) in Net Assets	85,321,788	36,505,412	44,312,047	15,025,933	762,994,601

Net Assets as of December 31, 2019:	$995,998,146	$276,399,883	$223,490,179	$374,973,973	$5,681,558,353

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$524,868,709	$3,718,610,494	$234,929,539	$127,335,985	$67,683,559

Investment Income:
Reinvested Dividends	9,390,133	58,762,585	6,770,495	1,384,628	572,214
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,650,250	51,355,778	3,040,880	1,848,269	951,427
Net Investment Income (Loss)	1,739,883	7,406,807	3,729,615	(463,641)	(379,213)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,047,189	187,392,076	-	5,424,515	2,840,685
Realized Gain (Loss) on Investments	14,059,267	69,163,160	(1,159,861)	10,283,542	2,899,333
Net Realized Capital Gains (Losses) on Investments	40,106,456	256,555,236	(1,159,861)	15,708,057	5,740,018
Net Change in Unrealized Appreciation (Depreciation)	(83,530,865)	(562,233,629)	(5,870,507)	(24,335,163)	(10,260,406)
Net Gain (Loss) on Investment	(43,424,409)	(305,678,393)	(7,030,368)	(8,627,106)	(4,520,388)

Net Increase (Decrease) in Net Assets Resulting from Operations	(41,684,526)	(298,271,586)	(3,300,753)	(9,090,747)	(4,899,601)

Increase (Decrease) in Net Assets from Contract Transactions	(33,202,167)	(307,003,337)	575,578	(7,223,910)	(5,547,398)

Total Increase (Decrease) in Net Assets	(74,886,693)	(605,274,923)	(2,725,175)	(16,314,657)	(10,446,999)

Net Assets as of December 31, 2018:	$449,982,016	$3,113,335,571	$232,204,364	$111,021,328	$57,236,560

Investment Income:
Reinvested Dividends	10,297,797	62,033,956	5,829,954	1,473,131	667,969
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,203,295	45,805,115	3,207,349	1,867,272	961,506
Net Investment Income (Loss)	3,094,502	16,228,841	2,622,605	(394,141)	(293,537)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,638,519	273,114,762	-	14,476,252	8,244,698
Realized Gain (Loss) on Investments	7,508,112	36,546,559	(7,598)	3,942,233	2,224,941
Net Realized Capital Gains (Losses) on Investments	47,146,631	309,661,321	(7,598)	18,418,485	10,469,639
Net Change in Unrealized Appreciation (Depreciation)	28,677,461	207,656,012	13,619,569	13,119,264	6,856,296
Net Gain (Loss) on Investment	75,824,092	517,317,333	13,611,971	31,537,749	17,325,935

Net Increase (Decrease) in Net Assets Resulting from Operations	78,918,594	533,546,174	16,234,576	31,143,608	17,032,398

Increase (Decrease) in Net Assets from Contract Transactions	(33,919,824)	(369,437,731)	19,361,671	(6,757,316)	5,305,348

Total Increase (Decrease) in Net Assets	44,998,770	164,108,443	35,596,247	24,386,292	22,337,746

Net Assets as of December 31, 2019:	$494,980,786	$3,277,444,014	$267,800,611	$135,407,620	$79,574,306

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$95,215	$660,356,626	$234,010,120	$1,290,836,386	$1,134,168,274

Investment Income:
Reinvested Dividends	2,233	13,470,218	1,432,946	22,962,363	15,067,413
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419	8,981,260	3,201,315	15,281,519	14,001,932
Net Investment Income (Loss)	1,814	4,488,958	(1,768,369)	7,680,844	1,065,481

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	939	6,298,142	5,152,137	33,757,295	-
Realized Gain (Loss) on Investments	174	12,472,817	(15,026,561)	16,392,735	9,338,234
Net Realized Capital Gains (Losses) on Investments	1,113	18,770,959	(9,874,424)	50,150,030	9,338,234
Net Change in Unrealized Appreciation (Depreciation)	(14,415)	(107,695,361)	(17,979,187)	(112,457,264)	(58,464,232)
Net Gain (Loss) on Investment	(13,302)	(88,924,402)	(27,853,611)	(62,307,234)	(49,125,998)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,488)	(84,435,444)	(29,621,980)	(54,626,390)	(48,060,517)

Increase (Decrease) in Net Assets from Contract Transactions	760	(38,544,128)	(18,266,603)	(84,627,921)	(98,479,266)

Total Increase (Decrease) in Net Assets	(10,728)	(122,979,572)	(47,888,583)	(139,254,311)	(146,539,783)

Net Assets as of December 31, 2018:	$84,487	$537,377,054	$186,121,537	$1,151,582,075	$987,628,491

Investment Income:
Reinvested Dividends	2,172	11,037,318	2,563,789	24,774,954	16,395,325
Investment Expense:
Mortality and Expense Risk and Administrative Charges	412	7,716,048	3,049,410	14,706,061	13,284,556
Net Investment Income (Loss)	1,760	3,321,270	(485,621)	10,068,893	3,110,769

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,630	44,291,180	20,249,433	14,785,175	25,956,607
Realized Gain (Loss) on Investments	39	5,339,556	(9,376,975)	12,322,780	9,350,639
Net Realized Capital Gains (Losses) on Investments	7,669	49,630,736	10,872,458	27,107,955	35,307,246
Net Change in Unrealized Appreciation (Depreciation)	5,186	27,838,581	35,147,700	81,596,842	100,709,631
Net Gain (Loss) on Investment	12,855	77,469,317	46,020,158	108,704,797	136,016,877

Net Increase (Decrease) in Net Assets Resulting from Operations	14,615	80,790,587	45,534,537	118,773,690	139,127,646

Increase (Decrease) in Net Assets from Contract Transactions	1,093	(61,670,384)	5,820,491	(49,756,104)	(78,607,471)

Total Increase (Decrease) in Net Assets	15,708	19,120,203	51,355,028	69,017,586	60,520,175

Net Assets as of December 31, 2019:	$100,195	$556,497,257	$237,476,565	$1,220,599,661	$1,048,148,666

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Levin Large Cap Value Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$502,210,785	$-	$130,445,023	$6,047,882,818	$771,558,640

Investment Income:
Reinvested Dividends	5,806,082	1,482	1,976,292	97,641,728	13,084,632
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,449,680	6,380	1,800,864	73,668,583	9,394,838
Net Investment Income (Loss)	(643,598)	(4,898)	175,428	23,973,145	3,689,794

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,124	2,720,664	-	4,837,108
Realized Gain (Loss) on Investments	3,828,946	(30,272)	1,968,821	54,494,346	5,410,902
Net Realized Capital Gains (Losses) on Investments	3,828,946	(25,148)	4,689,485	54,494,346	10,248,010
Net Change in Unrealized Appreciation (Depreciation)	(30,755,065)	(179,166)	(7,617,650)	(404,234,504)	(48,743,422)
Net Gain (Loss) on Investment	(26,926,119)	(204,314)	(2,928,165)	(349,740,158)	(38,495,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,569,717)	(209,212)	(2,752,737)	(325,767,013)	(34,805,618)

Increase (Decrease) in Net Assets from Contract Transactions	(44,624,255)	2,309,422	8,095,572	(423,881,274)	(65,065,173)

Total Increase (Decrease) in Net Assets	(72,193,972)	2,100,210	5,342,835	(749,648,287)	(99,870,791)

Net Assets as of December 31, 2018:	$430,016,813	$2,100,210	$135,787,858	$5,298,234,531	$671,687,849

Investment Income:
Reinvested Dividends	6,040,645	16,101	2,462,521	107,283,277	13,679,281
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,936,951	78,908	2,118,885	68,568,677	8,529,586
Net Investment Income (Loss)	103,694	(62,807)	343,636	38,714,600	5,149,695

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,179,641	20,620	4,200,418	142,916,040	32,802,567
Realized Gain (Loss) on Investments	2,775,208	(3,336)	3,250,970	45,100,331	5,395,206
Net Realized Capital Gains (Losses) on Investments	17,954,849	17,284	7,451,388	188,016,371	38,197,773
Net Change in Unrealized Appreciation (Depreciation)	44,595,902	707,781	11,824,331	497,514,740	25,540,454
Net Gain (Loss) on Investment	62,550,751	725,065	19,275,719	685,531,111	63,738,227

Net Increase (Decrease) in Net Assets Resulting from Operations	62,654,445	662,258	19,619,355	724,245,711	68,887,922

Increase (Decrease) in Net Assets from Contract Transactions	(44,885,639)	8,181,982	23,980,323	(452,442,136)	(74,440,307)

Total Increase (Decrease) in Net Assets	17,768,806	8,844,240	43,599,678	271,803,575	(5,552,385)

Net Assets as of December 31, 2019:	$447,785,619	$10,944,450	$179,387,536	$5,570,038,106	$666,135,464

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$2,942,924,332	$434,408,630	$126,618,578	$91,705,626	$91,688,505

Investment Income:
Reinvested Dividends	43,797,138	1,514,085	-	-	1,305,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,526,279	5,722,074	2,191,411	1,627,984	1,343,982
Net Investment Income (Loss)	7,270,859	(4,207,989)	(2,191,411)	(1,627,984)	(38,570)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	22,758,494	25,470,999	20,904,609	3,575,667
Realized Gain (Loss) on Investments	30,891,031	8,288,939	9,831,505	4,864,513	1,675,709
Net Realized Capital Gains (Losses) on Investments	30,891,031	31,047,433	35,302,504	25,769,122	5,251,376
Net Change in Unrealized Appreciation (Depreciation)	(259,742,997)	(42,625,001)	(26,946,700)	(21,201,498)	(9,700,319)
Net Gain (Loss) on Investment	(228,851,966)	(11,577,568)	8,355,804	4,567,624	(4,448,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	(221,581,107)	(15,785,557)	6,164,393	2,939,640	(4,487,513)

Increase (Decrease) in Net Assets from Contract Transactions	(336,695,914)	(36,532,420)	1,930,545	14,089,524	(3,108,542)

Total Increase (Decrease) in Net Assets	(558,277,021)	(52,317,977)	8,094,938	17,029,164	(7,596,055)

Net Assets as of December 31, 2018:	$2,384,647,311	$382,090,653	$134,713,516	$108,734,790	$84,092,450

Investment Income:
Reinvested Dividends	42,797,231	3,518,646	-	-	1,506,296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,281,521	5,336,769	2,887,113	2,548,949	1,351,658
Net Investment Income (Loss)	10,515,710	(1,818,123)	(2,887,113)	(2,548,949)	154,638

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	212,911,928	58,220,832	12,616,763	14,649,508	5,711,081
Realized Gain (Loss) on Investments	18,804,655	4,359,375	12,126,792	5,416,085	996,245
Net Realized Capital Gains (Losses) on Investments	231,716,583	62,580,207	24,743,555	20,065,593	6,707,326
Net Change in Unrealized Appreciation (Depreciation)	160,009,671	621,541	20,999,733	16,433,537	9,445,988
Net Gain (Loss) on Investment	391,726,254	63,201,748	45,743,288	36,499,130	16,153,314

Net Increase (Decrease) in Net Assets Resulting from Operations	402,241,964	61,383,625	42,856,175	33,950,181	16,307,952

Increase (Decrease) in Net Assets from Contract Transactions	(310,212,088)	(49,814,141)	194,871,962	219,360,845	(3,277,657)

Total Increase (Decrease) in Net Assets	92,029,876	11,569,484	237,728,137	253,311,026	13,030,295

Net Assets as of December 31, 2019:	$2,476,677,187	$393,660,137	$372,441,653	$362,045,816	$97,122,745

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,284,175,277	$1,693,399	$628,788,296	$282,866,000	$373,518,260

Investment Income:
Reinvested Dividends	14,847,460	22,797	18,658,999	8,809,747	10,869,857
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,189,595	28,603	7,944,792	3,617,385	4,918,397
Net Investment Income (Loss)	(1,342,135)	(5,806)	10,714,207	5,192,362	5,951,460

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,714,193	-	42,700,937	16,690,186	35,212,761
Realized Gain (Loss) on Investments	20,819,384	(23,217)	4,423,636	778,339	2,226,561
Net Realized Capital Gains (Losses) on Investments	69,533,577	(23,217)	47,124,573	17,468,525	37,439,322
Net Change in Unrealized Appreciation (Depreciation)	(128,885,983)	(139,444)	(104,778,512)	(39,474,660)	(74,559,617)
Net Gain (Loss) on Investment	(59,352,406)	(162,661)	(57,653,939)	(22,006,135)	(37,120,295)

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,694,541)	(168,467)	(46,939,732)	(16,813,773)	(31,168,835)

Increase (Decrease) in Net Assets from Contract Transactions	(109,676,702)	1,286,925	(67,325,248)	(28,255,348)	(31,289,447)

Total Increase (Decrease) in Net Assets	(170,371,243)	1,118,458	(114,264,980)	(45,069,121)	(62,458,282)

Net Assets as of December 31, 2018:	$1,113,804,034	$2,811,857	$514,523,316	$237,796,879	$311,059,978

Investment Income:
Reinvested Dividends	17,292,347	26,160	874,129	239,713	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,700,112	40,920	7,271,934	3,387,981	4,561,470
Net Investment Income (Loss)	1,592,235	(14,760)	(6,397,805)	(3,148,268)	(4,561,470)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,203,898	-	-	-	-
Realized Gain (Loss) on Investments	13,946,970	(14,093)	1,164,739	33,534	(36,653)
Net Realized Capital Gains (Losses) on Investments	91,150,868	(14,093)	1,164,739	33,534	(36,653)
Net Change in Unrealized Appreciation (Depreciation)	124,185,551	245,520	94,354,402	40,138,371	64,403,621
Net Gain (Loss) on Investment	215,336,419	231,427	95,519,141	40,171,905	64,366,968

Net Increase (Decrease) in Net Assets Resulting from Operations	216,928,654	216,667	89,121,336	37,023,637	59,805,498

Increase (Decrease) in Net Assets from Contract Transactions	(69,033,651)	1,494,224	(58,503,994)	(17,066,920)	(26,637,950)

Total Increase (Decrease) in Net Assets	147,895,003	1,710,891	30,617,342	19,956,717	33,167,548

Net Assets as of December 31, 2019:	$1,261,699,037	$4,522,748	$545,140,658	$257,753,596	$344,227,526

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$174,652,447	$803,609,896	$173,872,830	$13,176,394	$413,363,455

Investment Income:
Reinvested Dividends	4,236,479	18,104,995	2,751,819	-	6,104,859
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,470,480	10,331,170	2,263,201	244,312	4,972,206
Net Investment Income (Loss)	1,765,999	7,773,825	488,618	(244,312)	1,132,653

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	835,303	3,972,488	-	-	-
Realized Gain (Loss) on Investments	(1,280,843)	(6,767,030)	(1,336,184)	(6,885,074)	2,479,755
Net Realized Capital Gains (Losses) on Investments	(445,540)	(2,794,542)	(1,336,184)	(6,885,074)	2,479,755
Net Change in Unrealized Appreciation (Depreciation)	(5,075,373)	(24,147,025)	(3,999,746)	8,531,109	(19,615,118)
Net Gain (Loss) on Investment	(5,520,913)	(26,941,567)	(5,335,930)	1,646,035	(17,135,363)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,754,914)	(19,167,742)	(4,847,312)	1,401,723	(16,002,710)

Increase (Decrease) in Net Assets from Contract Transactions	(13,029,812)	(66,682,839)	(14,530,388)	20,446,889	(49,395,080)

Total Increase (Decrease) in Net Assets	(16,784,726)	(85,850,581)	(19,377,700)	21,848,612	(65,397,790)

Net Assets as of December 31, 2018:	$157,867,721	$717,759,315	$154,495,130	$35,025,006	$347,965,665

Investment Income:
Reinvested Dividends	4,096,823	16,331,128	3,497,099	-	6,782,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,509,833	9,767,345	2,087,831	288,058	4,427,169
Net Investment Income (Loss)	1,586,990	6,563,783	1,409,268	(288,058)	2,355,148

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	25,680,357
Realized Gain (Loss) on Investments	(1,944)	(2,044,052)	(594,665)	(6,815,895)	2,015,097
Net Realized Capital Gains (Losses) on Investments	(1,944)	(2,044,052)	(594,665)	(6,815,895)	27,695,454
Net Change in Unrealized Appreciation (Depreciation)	8,914,092	42,661,676	9,179,315	(5,687,350)	2,337,458
Net Gain (Loss) on Investment	8,912,148	40,617,624	8,584,650	(12,503,245)	30,032,912

Net Increase (Decrease) in Net Assets Resulting from Operations	10,499,138	47,181,407	9,993,918	(12,791,303)	32,388,060

Increase (Decrease) in Net Assets from Contract Transactions	(5,783,092)	(43,524,458)	(16,149,953)	(9,603,119)	(41,008,791)

Total Increase (Decrease) in Net Assets	4,716,046	3,656,949	(6,156,035)	(22,394,422)	(8,620,731)

Net Assets as of December 31, 2019:	$162,583,767	$721,416,264	$148,339,095	$12,630,584	$339,344,934

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,515,657,257	$650,551,880	$135,391,174	$129,538,718

Investment Income:
Reinvested Dividends	20,853,705	8,032,569	1,143,025	851,714
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,953,884	8,258,517	1,844,632	1,795,629
Net Investment Income (Loss)	1,899,821	(225,948)	(701,607)	(943,915)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,368,132	12,606,664
Realized Gain (Loss) on Investments	12,727,873	5,561,064	3,015,730	(966,116)
Net Realized Capital Gains (Losses) on Investments	12,727,873	5,561,064	15,383,862	11,640,548
Net Change in Unrealized Appreciation (Depreciation)	(92,827,700)	(48,910,125)	(30,008,418)	(26,513,092)
Net Gain (Loss) on Investment	(80,099,827)	(43,349,061)	(14,624,556)	(14,872,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,200,006)	(43,575,009)	(15,326,163)	(15,816,459)

Increase (Decrease) in Net Assets from Contract Transactions	(104,446,228)	(66,596,758)	(14,820,301)	(8,341,474)

Total Increase (Decrease) in Net Assets	(182,646,234)	(110,171,767)	(30,146,464)	(24,157,933)

Net Assets as of December 31, 2018:	$1,333,011,023	$540,380,113	$105,244,710	$105,380,785

Investment Income:
Reinvested Dividends	24,280,233	8,823,944	1,086,176	981,649
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,397,965	7,126,303	1,650,832	1,794,343
Net Investment Income (Loss)	6,882,268	1,697,641	(564,656)	(812,694)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	91,801,781	35,006,466	8,651,799	10,441,789
Realized Gain (Loss) on Investments	6,909,576	1,891,934	697,973	(2,125,789)
Net Realized Capital Gains (Losses) on Investments	98,711,357	36,898,400	9,349,772	8,316,000
Net Change in Unrealized Appreciation (Depreciation)	18,351,805	11,532,385	14,825,264	18,213,090
Net Gain (Loss) on Investment	117,063,162	48,430,785	24,175,036	26,529,090

Net Increase (Decrease) in Net Assets Resulting from Operations	123,945,430	50,128,426	23,610,380	25,716,396

Increase (Decrease) in Net Assets from Contract Transactions	(125,911,387)	(68,499,405)	(14,128,499)	18,532,327

Total Increase (Decrease) in Net Assets	(1,965,957)	(18,370,979)	9,481,881	44,248,723

Net Assets as of December 31, 2019:	$1,331,045,066	$522,009,134	$114,726,591	$149,629,508

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA U.S. Equity Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$129,784,292	$241,993,274	$85,535,379	$43,576,774	$18,585,620

Investment Income:
Reinvested Dividends	-	-	2,061,301	928,154	85,169
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,979,112	3,560,876	1,245,467	602,413	477,235
Net Investment Income (Loss)	(1,979,112)	(3,560,876)	815,834	325,741	(392,066)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,972,336	13,658,168	-	-	55,027
Realized Gain (Loss) on Investments	8,519,912	7,137,439	2,003,257	615,171	421,454
Net Realized Capital Gains (Losses) on Investments	15,492,248	20,795,607	2,003,257	615,171	476,481
Net Change in Unrealized Appreciation (Depreciation)	(23,943,547)	(37,549,408)	(17,678,671)	(8,331,581)	(4,011,019)
Net Gain (Loss) on Investment	(8,451,299)	(16,753,801)	(15,675,414)	(7,716,410)	(3,534,538)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,430,411)	(20,314,677)	(14,859,580)	(7,390,669)	(3,926,604)

Increase (Decrease) in Net Assets from Contract Transactions	(5,174,693)	(11,002,015)	3,070,398	(202,308)	32,250,789

Total Increase (Decrease) in Net Assets	(15,605,104)	(31,316,692)	(11,789,182)	(7,592,977)	28,324,185

Net Assets as of December 31, 2018:	$114,179,188	$210,676,582	$73,746,197	$35,983,797	$46,909,805

Investment Income:
Reinvested Dividends	-	-	1,110,047	486,806	515,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,927,301	3,699,496	1,163,623	571,529	1,393,588
Net Investment Income (Loss)	(1,927,301)	(3,699,496)	(53,576)	(84,723)	(878,176)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,441,168	30,319,550	1,226,180	657,504	-
Realized Gain (Loss) on Investments	6,005,618	3,394,216	708,350	365,263	2,401,194
Net Realized Capital Gains (Losses) on Investments	19,446,786	33,713,766	1,934,530	1,022,767	2,401,194
Net Change in Unrealized Appreciation (Depreciation)	16,120,170	37,296,641	11,910,780	6,187,515	22,743,215
Net Gain (Loss) on Investment	35,566,956	71,010,407	13,845,310	7,210,282	25,144,409

Net Increase (Decrease) in Net Assets Resulting from Operations	33,639,655	67,310,911	13,791,734	7,125,559	24,266,233

Increase (Decrease) in Net Assets from Contract Transactions	(11,439,096)	35,693,531	(4,280,031)	3,194,704	107,565,996

Total Increase (Decrease) in Net Assets	22,200,559	103,004,442	9,511,703	10,320,263	131,832,229

Net Assets as of December 31, 2019:	$136,379,747	$313,681,024	$83,257,900	$46,304,060	$178,742,034

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® - Capital Growth	Vanguard® - Conservative Allocation	Vanguard® - Diversified Value
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$276,903,733	$123,555,754	$-	$-	$-

Investment Income:
Reinvested Dividends	1,365,570	352,126	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,234,174	1,813,101	-	-	-
Net Investment Income (Loss)	(2,868,604)	(1,460,975)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,564,629	10,812,480	-	-	-
Realized Gain (Loss) on Investments	15,423,963	1,503,026	-	-	-
Net Realized Capital Gains (Losses) on Investments	38,988,592	12,315,506	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(37,477,785)	(11,992,484)	-	-	-
Net Gain (Loss) on Investment	1,510,807	323,022	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,357,797)	(1,137,953)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(25,977,814)	(9,326,384)	-	-	-

Total Increase (Decrease) in Net Assets	(27,335,611)	(10,464,337)	-	-	-

Net Assets as of December 31, 2018:	$249,568,122	$113,091,417	$-	$-	$-

Investment Income:
Reinvested Dividends	371,499	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,741,174	2,083,424	-	-	-
Net Investment Income (Loss)	(4,369,675)	(2,083,424)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,192,674	12,787,344	-	-	-
Realized Gain (Loss) on Investments	10,842,221	5,458,155	-	-	-
Net Realized Capital Gains (Losses) on Investments	35,034,895	18,245,499	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	69,445,269	31,106,036	-	-	-
Net Gain (Loss) on Investment	104,480,164	49,351,535	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	100,110,489	47,268,111	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	110,770,947	61,999,824	-	-	-

Total Increase (Decrease) in Net Assets	210,881,436	109,267,935	-	-	-

Net Assets as of December 31, 2019:	$460,449,558	$222,359,352	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Balanced	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$3,788,631	$-	$-

Investment Income:
Reinvested Dividends	-	-	63,247	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	31,467	-	-
Net Investment Income (Loss)	-	-	31,780	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	61,565	-	-
Realized Gain (Loss) on Investments	-	-	96,540	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	158,105	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(443,988)	-	-
Net Gain (Loss) on Investment	-	-	(285,883)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(254,103)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	540,770	-	-

Total Increase (Decrease) in Net Assets	-	-	286,667	-	-

Net Assets as of December 31, 2018:	$-	$-	$4,075,298	$-	$-

Investment Income:
Reinvested Dividends	-	-	88,937	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	38,875	-	-
Net Investment Income (Loss)	-	-	50,062	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	116,449	-	-
Realized Gain (Loss) on Investments	-	-	85,070	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	201,519	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	965,398	-	-
Net Gain (Loss) on Investment	-	-	1,166,917	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,216,979	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(219,897)	-	-

Total Increase (Decrease) in Net Assets	-	-	997,082	-	-

Net Assets as of December 31, 2019:	$-	$-	$5,072,380	$-	$-

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market
	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$2,310,758	$1,395,425	$-	$-

Investment Income:
Reinvested Dividends	-	18,303	17,685	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	17,470	11,604	-	-
Net Investment Income (Loss)	-	833	6,081	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	61,255	71,906	-	-
Realized Gain (Loss) on Investments	-	131,519	52,890	-	-
Net Realized Capital Gains (Losses) on Investments	-	192,774	124,796	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(449,020)	(281,070)	-	-
Net Gain (Loss) on Investment	-	(256,246)	(156,274)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(255,413)	(150,193)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(195,856)	111,492	-	-

Total Increase (Decrease) in Net Assets	-	(451,269)	(38,701)	-	-

Net Assets as of December 31, 2018:	$-	$1,859,489	$1,356,724	$-	$-

Investment Income:
Reinvested Dividends	-	30,117	24,716	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	17,901	15,862	-	-
Net Investment Income (Loss)	-	12,216	8,854	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	65,677	127,406	-	-
Realized Gain (Loss) on Investments	-	54,065	4,642	-	-
Net Realized Capital Gains (Losses) on Investments	-	119,742	132,048	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	476,067	302,317	-	-
Net Gain (Loss) on Investment	-	595,809	434,365	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	608,025	443,219	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	363,456	487,137	-	-

Total Increase (Decrease) in Net Assets	-	971,481	930,356	-	-

Net Assets as of December 31, 2019:	$-	$2,830,970	$2,287,080	$-	$-

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$459,283	$2,959,813	$2,099,639	$-	$-

Investment Income:
Reinvested Dividends	13,743	51,894	50,257	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,357	20,334	15,774	-	-
Net Investment Income (Loss)	10,386	31,560	34,483	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,852	-	4,254	-	-
Realized Gain (Loss) on Investments	(3,052)	(6,334)	(8,784)	-	-
Net Realized Capital Gains (Losses) on Investments	13,800	(6,334)	(4,530)	-	-
Net Change in Unrealized Appreciation (Depreciation)	(53,918)	(13,811)	(46,544)	-	-
Net Gain (Loss) on Investment	(40,118)	(20,145)	(51,074)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,732)	11,415	(16,591)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	22,913	57,039	115,275	-	-

Total Increase (Decrease) in Net Assets	(6,819)	68,454	98,684	-	-

Net Assets as of December 31, 2018:	$452,464	$3,028,267	$2,198,323	$-	$-

Investment Income:
Reinvested Dividends	14,364	88,869	65,013	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,436	26,164	22,592	-	-
Net Investment Income (Loss)	9,928	62,705	42,421	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,960	-	-	-	-
Realized Gain (Loss) on Investments	2,015	6,591	1,324	-	-
Net Realized Capital Gains (Losses) on Investments	27,975	6,591	1,324	-	-
Net Change in Unrealized Appreciation (Depreciation)	92,650	103,276	168,929	-	-
Net Gain (Loss) on Investment	120,625	109,867	170,253	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	130,553	172,572	212,674	-	-

Increase (Decrease) in Net Assets from Contract Transactions	141,035	1,037,376	1,260,404	-	-

Total Increase (Decrease) in Net Assets	271,588	1,209,948	1,473,078	-	-

Net Assets as of December 31, 2019:	$724,052	$4,238,215	$3,671,401	$-	$-

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares	Wanger International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$19,638	$1,094	$-	$-	$370,644

Investment Income:
Reinvested Dividends	519	20	-	-	7,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255	14	-	-	1,713
Net Investment Income (Loss)	264	6	-	-	5,494

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	229	121	-	-	40,485
Realized Gain (Loss) on Investments	30	6	-	-	(14,884)
Net Realized Capital Gains (Losses) on Investments	259	127	-	-	25,601
Net Change in Unrealized Appreciation (Depreciation)	(2,311)	(233)	-	-	(95,017)
Net Gain (Loss) on Investment	(2,052)	(106)	-	-	(69,416)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,788)	(100)	-	-	(63,922)

Increase (Decrease) in Net Assets from Contract Transactions	1,367	14	-	-	(44,107)

Total Increase (Decrease) in Net Assets	(421)	(86)	-	-	(108,029)

Net Assets as of December 31, 2018:	$19,217	$1,008	$-	$-	$262,615

Investment Income:
Reinvested Dividends	700	22	-	-	2,806
Investment Expense:
Mortality and Expense Risk and Administrative Charges	271	15	-	-	1,626
Net Investment Income (Loss)	429	7	-	-	1,180

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	868	79	-	-	32,091
Realized Gain (Loss) on Investments	57	5	-	-	(2,530)
Net Realized Capital Gains (Losses) on Investments	925	84	-	-	29,561
Net Change in Unrealized Appreciation (Depreciation)	1,814	140	-	-	52,854
Net Gain (Loss) on Investment	2,739	224	-	-	82,415

Net Increase (Decrease) in Net Assets Resulting from Operations	3,168	231	-	-	83,595

Increase (Decrease) in Net Assets from Contract Transactions	(61)	(23)	-	-	23,641

Total Increase (Decrease) in Net Assets	3,107	208	-	-	107,236

Net Assets as of December 31, 2019:	$22,324	$1,216	$-	$-	$369,851

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

Wanger USA
Subaccount

Net Assets as of December 31, 2017:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2018:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2019:	$-

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica InspireSM Variable Annuity, and Transamerica Advisory Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares

AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares

AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares

American Funds Insurance Series®	American Funds Insurance Series®

American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares

American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares

American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares

American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares

American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares

BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares

BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares

BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio

DFA VA Global Bond	DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio

DFA VA International Small	DFA VA International Small Portfolio

DFA VA International Value	DFA VA International Value Portfolio

DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class

Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2

Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust

Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares

Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares

Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares

Janus Aspen Series	Janus Aspen Series

Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares

Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares

Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust

MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

MFS® Total Return Service Class	MFS® Total Return Series Service Class

Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust

NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust

Rational Insider Buying VA	Rational Insider Buying VA Fund

Rational Trend Aggregation VA	Rational Trend Aggregation VA Fund

State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.

State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares

Transamerica Series Trust	Transamerica Series Trust

TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class

TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class

TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class

TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class

TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class

TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class

TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class

TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class

TA BlackRock Smart Beta 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class

TA BlackRock Smart Beta 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class

TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class

TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class

TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class

TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class

TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class

TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class

TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class

TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class

TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class

TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class

TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class

TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class

TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class

TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class

TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class

TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class

TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class

TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class

TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class

TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class

TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class

TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class

TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class

TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class

TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)

TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class

TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class

TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® - Capital Growth	Vanguard® - Capital Growth Portfolio

Vanguard® - Conservative Allocation	Vanguard® - Conservative Allocation Portfolio

Vanguard® - Diversified Value	Vanguard® - Diversified Value Portfolio

Vanguard® Balanced	Vanguard® Balanced Portfolio

Vanguard® Equity Income	Vanguard® Equity Income Portfolio

Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio

Vanguard® Growth	Vanguard® Growth Portfolio

Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio

Vanguard® International	Vanguard® International Portfolio

Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio

Vanguard® Money Market	Vanguard® Money Market Portfolio

Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio

Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio

Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Voya Investors Trust	Voya Investors Trust

Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares

Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares

Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares

Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares

Wanger Advisors Trust	Wanger Advisors Trust

Wanger International	Wanger International

Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date

DFA VA Equity Allocation	December 23, 2019

DFA VA Global Bond	December 23, 2019

DFA VA Global Moderate Allocation	December 23, 2019

DFA VA International Small	December 23, 2019

DFA VA International Value	December 23, 2019

DFA VA Short-Term Fixed	December 23, 2019

DFA VA U.S. Large Value	December 23, 2019

DFA VA U.S. Targeted Value	December 23, 2019

Vanguard® - Capital Growth	December 23, 2019

Vanguard® - Conservative Allocation	December 23, 2019

Vanguard® - Diversified Value	December 23, 2019

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

Vanguard® Balanced	December 23, 2019

Vanguard® Equity Income	December 23, 2019

Vanguard® Global Bond Index	December 23, 2019

Vanguard® Growth	December 23, 2019

Vanguard® High Yield Bond	December 23, 2019

Vanguard® Moderate Allocation	December 23, 2019

Vanguard® Money Market	December 23, 2019

Vanguard® Total International Stock Market Index	December 23, 2019

Vanguard® Total Stock Market Index	December 23, 2019

TA 60/40 Allocation Service Class	May 1, 2018

TA Levin Large Cap Value Service Class	May 1, 2018

TA International Equity Index Service Class	May 1, 2017

TA U.S. Equity Index Service Class	May 1, 2017

NVIT Emerging Markets Class D Shares	August 4, 2016

TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016

TA BlackRock Smart Beta 50 Service Class	March 21, 2016

TA BlackRock Smart Beta 75 Service Class	March 21, 2016

TA American Funds Managed Risk - Balanced Service Class	May 1, 2015

Voya Global Perspectives Class S Shares	May 1, 2015

Voya Large Cap Value Class S Shares	May 1, 2015

Voya Strategic Allocation Conservative Class S Shares	May 1, 2015

Voya Strategic Allocation Moderate Class S Shares	May 1, 2015

The following subaccount name changes were made effective during the fiscal year ended December 31, 2019:
Subaccount	Formerly

Franklin Allocation Class 4 Shares	Franklin Founding Funds Allocation Class 4 Shares

TA BlackRock iShares Edge 100 Service Class	TA BlackRock Equity Smart Beta 100 Service Class

TA BlackRock iShares Edge 40 Initial Class	TA BlackRock Smart Beta 40 Initial Class

TA BlackRock iShares Edge 40 Service Class	TA BlackRock Smart Beta 40 Service Class

TA BlackRock iShares Edge 50 Service Class	TA BlackRock Smart Beta 50 Service Class

TA BlackRock iShares Edge 75 Service Class	TA BlackRock Smart Beta 75 Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount

TA JPMorgan Asset Allocation - Moderate Service Class	TA Madison Balanced Allocation Service Class

TA JPMorgan Asset Allocation - Conservative Service Class	TA Madison Conservative Allocation Service Class

TA Morgan Stanley Capital Growth Initial Class	TA Jennison Growth Initial Class

TA Morgan Stanley Capital Growth Service Class	TA Jennison Growth Service Class

TA WMC US Growth Initial Class	TA Torray Concentrated Growth Initial Class

TA WMC US Growth Service Class	TA Torray Concentrated Growth Service Class

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2019.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$31,952,148	$21,559,345

AB Growth and Income Class B Shares	54,487,153	37,568,713

AB Large Cap Growth Class B Shares	4,065,747	5,453,813

American Funds - Asset Allocation Class 2 Shares	167,695,449	116,969,084

American Funds - Bond Class 2 Shares	64,918,041	44,989,178

American Funds - Growth Class 2 Shares	224,604,695	72,637,482

American Funds - Growth-Income Class 2 Shares	172,285,406	57,587,421

American Funds - International Class 2 Shares	65,921,186	39,510,665

BlackRock Basic Value V.I. Class I Shares	2,366,669	2,216,294

BlackRock Global Allocation V.I. Class I Shares	497,036	1,475,785

BlackRock High Yield V.I. Class I Shares	353,073	639,608

DFA VA Equity Allocation	100	100

DFA VA Global Bond	100	100

DFA VA Global Moderate Allocation	100	100

DFA VA International Small	101	101

DFA VA International Value	100	100

DFA VA Short-Term Fixed	100	100

DFA VA U.S. Large Value	100	100

DFA VA U.S. Targeted Value	100	100

Fidelity® VIP Balanced Service Class 2	90,971,644	61,251,483

Fidelity® VIP Contrafund® Initial Class	57,770	108,203

Fidelity® VIP Contrafund® Service Class 2	164,261,021	77,279,362

Fidelity® VIP Equity-Income Initial Class	3,544	1,820

Fidelity® VIP Equity-Income Service Class 2	3,735,121	6,150,000

Fidelity® VIP Growth Initial Class	1,276	1,109

Fidelity® VIP Growth Service Class 2	2,580,256	5,562,347

Fidelity® VIP Growth Opportunities Service Class 2	247,135	276,144

Fidelity® VIP Mid Cap Initial Class	14,407	47,488

Fidelity® VIP Mid Cap Service Class 2	82,666,387	45,394,008

Fidelity® VIP Value Strategies Initial Class	124,511	96,955

Fidelity® VIP Value Strategies Service Class 2	45,067,155	20,648,563

Franklin Allocation Class 4 Shares	7,615,325	14,874,029

Franklin Income Class 2 Shares	4,364,442	11,303,187

Franklin Mutual Shares Class 2 Shares	1,583,378	2,436,217

Franklin Templeton Foreign Class 2 Shares	683,072	3,984,103

Invesco V.I. American Franchise Series II Shares	971,309	1,134,124

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

Janus Henderson - Enterprise Service Shares	$1,580,593	$3,636,331

Janus Henderson - Global Research Service Shares	1,882,660	4,066,076

Janus Henderson - Mid Cap Value Service Shares	287,667	206,920

MFS® New Discovery Service Class	8,444,348	7,541,866

MFS® Total Return Service Class	2,097,354	6,739,881

NVIT Emerging Markets Class D Shares	414	376

Rational Insider Buying VA	373,348	658,031

Rational Trend Aggregation VA	74,779	505,166

State Street Total Return V.I.S. Class 3 Shares	9,008,401	11,708,029

TA 60/40 Allocation Service Class	17,881,581	2,971,651

TA Aegon High Yield Bond Initial Class	10,903,449	11,002,442

TA Aegon High Yield Bond Service Class	36,550,773	28,625,785

TA Aegon U.S. Government Securities Initial Class	16,732,214	18,578,349

TA Aegon U.S. Government Securities Service Class	82,247,168	220,227,416

TA American Funds Managed Risk - Balanced Service Class	180,194,335	68,553,530

TA Barrow Hanley Dividend Focused Initial Class	56,858,257	43,679,567

TA Barrow Hanley Dividend Focused Service Class	48,736,957	29,069,500

TA BlackRock Global Allocation Service Class	82,228,633	174,021,908

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	50,977,089	22,259,589

TA BlackRock Global Allocation Managed Risk - Growth Service Class	15,842,543	23,109,666

TA BlackRock Global Real Estate Securities Initial Class	4,090,552	6,312,638

TA BlackRock Global Real Estate Securities Service Class	16,079,249	14,594,955

TA BlackRock Government Money Market Initial Class	38,441,068	42,457,624

TA BlackRock Government Money Market Service Class	330,065,214	321,064,236

TA BlackRock iShares Edge 100 Service Class	17,989,722	10,246,153

TA BlackRock iShares Edge 40 Initial Class	3,673,231	2,282,073

TA BlackRock iShares Edge 40 Service Class	63,881,547	45,415,231

TA BlackRock iShares Edge 50 Service Class	150,150,828	11,886,671

TA BlackRock iShares Edge 75 Service Class	55,918,187	12,364,292

TA BlackRock Tactical Allocation Service Class	104,235,044	195,148,621

TA Greystone International Growth Initial Class	18,249,334	10,653,941

TA Greystone International Growth Service Class	27,501,346	15,677,708

TA International Equity Index Service Class	27,139,318	9,711,291

TA Janus Balanced Service Class	138,259,211	107,131,758

TA Janus Mid-Cap Growth Initial Class	10,406,336	11,074,141

TA Janus Mid-Cap Growth Service Class	52,557,504	18,573,667

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

TA JPMorgan Asset Allocation - Conservative Initial Class	$26,121,650	$26,177,799

TA JPMorgan Asset Allocation - Conservative Service Class	172,391,286	149,614,429

TA JPMorgan Asset Allocation - Growth Initial Class	38,180,370	33,122,248

TA JPMorgan Asset Allocation - Growth Service Class	51,864,454	31,616,020

TA JPMorgan Asset Allocation - Moderate Initial Class	38,786,895	51,034,046

TA JPMorgan Asset Allocation - Moderate Service Class	909,359,981	528,716,588

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	63,657,743	54,844,736

TA JPMorgan Asset Allocation - Moderate Growth Service Class	385,305,406	465,399,581

TA JPMorgan Core Bond Service Class	58,534,339	36,549,970

TA JPMorgan Enhanced Index Initial Class	26,286,717	18,961,883

TA JPMorgan Enhanced Index Service Class	27,535,645	14,279,141

TA JPMorgan International Moderate Growth Initial Class	11,660	1,177

TA JPMorgan International Moderate Growth Service Class	66,357,384	80,415,706

TA JPMorgan Mid Cap Value Service Class	56,987,525	31,403,137

TA JPMorgan Tactical Allocation Service Class	95,607,689	120,509,288

TA Legg Mason Dynamic Allocation - Balanced Service Class	67,128,769	116,668,661

TA Legg Mason Dynamic Allocation - Growth Service Class	29,838,948	59,441,150

TA Levin Large Cap Value Service Class	8,832,985	693,191

TA Madison Diversified Income Service Class	50,131,186	21,606,801

TA Managed Risk - Balanced ETF Service Class	339,163,975	609,975,662

TA Managed Risk - Conservative ETF Service Class	81,525,064	118,012,828

TA Managed Risk - Growth ETF Service Class	299,714,056	386,499,016

TA Market Participation Strategy Service Class	67,796,537	61,208,149

TA Morgan Stanley Capital Growth Initial Class	242,322,196	37,720,512

TA Morgan Stanley Capital Growth Service Class	268,192,152	36,730,866

TA Multi-Managed Balanced Initial Class	15,062,016	12,473,944

TA Multi-Managed Balanced Service Class	144,601,198	134,838,470

TA Multi-Manager Alternative Strategies Service Class	2,154,547	675,083

TA PIMCO Tactical - Balanced Service Class	12,205,271	77,106,805

TA PIMCO Tactical - Conservative Service Class	19,926,860	40,142,104

TA PIMCO Tactical - Growth Service Class	10,058,166	41,257,840

TA PIMCO Total Return Initial Class	21,302,255	25,493,843

TA PIMCO Total Return Service Class	79,420,730	116,381,179

TA PineBridge Inflation Opportunities Service Class	12,457,825	27,198,306

TA ProFunds UltraBear Service Class (OAM)	3,952,803	13,844,136

TA QS Investors Active Asset Allocation - Conservative Service Class	42,491,449	55,464,875

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

TA QS Investors Active Asset Allocation - Moderate Service Class	$146,029,159	$173,256,705

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	54,570,443	86,365,703

TA Small/Mid Cap Value Initial Class	10,860,220	16,901,557

TA Small/Mid Cap Value Service Class	47,677,255	19,515,808

TA T. Rowe Price Small Cap Initial Class	20,376,325	20,301,436

TA T. Rowe Price Small Cap Service Class	99,452,191	37,138,651

TA TS&W International Equity Initial Class	7,475,980	10,583,392

TA TS&W International Equity Service Class	11,112,816	7,345,273

TA U.S. Equity Index Service Class	131,000,921	24,313,113

TA WMC US Growth Initial Class	180,239,270	49,644,906

TA WMC US Growth Service Class	99,173,936	26,470,061

Vanguard® - Capital Growth	100	100

Vanguard® - Conservative Allocation	100	100

Vanguard® - Diversified Value	100	100

Vanguard® Balanced	101	101

Vanguard® Equity Income	100	100

Vanguard® Equity Index	354,666	408,050

Vanguard® Global Bond Index	100	100

Vanguard® Growth	101	101

Vanguard® High Yield Bond	100	100

Vanguard® International	753,852	312,504

Vanguard® Mid-Cap Index	886,165	262,765

Vanguard® Moderate Allocation	100	100

Vanguard® Money Market	100	100

Vanguard® Real Estate Index	272,256	95,336

Vanguard® Short-Term Investment Grade	1,855,032	754,949

Vanguard® Total Bond Market Index	1,446,679	143,853

Vanguard® Total International Stock Market Index	101	101

Vanguard® Total Stock Market Index	100	100

Voya Global Perspectives Class S Shares	1,800	565

Voya Large Cap Value Class S Shares	102	38

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger International	91,620	34,704

Wanger USA	-	-

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	2,959,076	(6,440,582)	(3,481,506)	1,523,685	(6,437,660)	(4,913,975)

AB Growth and Income Class B Shares	5,551,354	(10,807,465)	(5,256,111)	9,595,504	(15,344,653)	(5,749,149)

AB Large Cap Growth Class B Shares	57,187	(2,046,034)	(1,988,847)	138,842	(2,286,335)	(2,147,493)

American Funds - Asset Allocation Class 2 Shares	15,423,351	(33,800,670)	(18,377,319)	13,571,099	(46,829,771)	(33,258,672)

American Funds - Bond Class 2 Shares	11,266,535	(12,890,890)	(1,624,355)	8,426,991	(16,200,396)	(7,773,405)

American Funds - Growth Class 2 Shares	9,734,417	(11,227,793)	(1,493,376)	7,066,954	(12,783,085)	(5,716,131)

American Funds - Growth-Income Class 2 Shares	7,710,257	(8,182,891)	(472,634)	4,675,592	(8,885,565)	(4,209,973)

American Funds - International Class 2 Shares	6,507,223	(9,429,935)	(2,922,712)	9,557,859	(11,556,136)	(1,998,277)

BlackRock Basic Value V.I. Class I Shares	106,420	(670,597)	(564,177)	685,055	(1,248,500)	(563,445)

BlackRock Global Allocation V.I. Class I Shares	4,526	(569,915)	(565,389)	252,934	(1,092,678)	(839,744)

BlackRock High Yield V.I. Class I Shares	57,510	(224,475)	(166,965)	109,957	(364,534)	(254,577)

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	9,152,604	(21,146,988)	(11,994,384)	12,989,014	(23,270,282)	(10,281,268)

Fidelity® VIP Contrafund® Initial Class	13,009	(41,036)	(28,027)	21	(7,630)	(7,609)

Fidelity® VIP Contrafund® Service Class 2	10,752,191	(17,951,593)	(7,199,402)	11,614,079	(29,537,801)	(17,923,722)

Fidelity® VIP Equity-Income Initial Class	-	(818)	(818)	-	(879)	(879)

Fidelity® VIP Equity-Income Service Class 2	165,667	(2,692,956)	(2,527,289)	352,664	(3,484,818)	(3,132,154)

Fidelity® VIP Growth Initial Class	-	(377)	(377)	-	(420)	(420)

Fidelity® VIP Growth Service Class 2	67,416	(2,053,022)	(1,985,606)	330,483	(3,073,544)	(2,743,061)

Fidelity® VIP Growth Opportunities Service Class 2	5,581	(72,763)	(67,182)	55,567	(332,995)	(277,428)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	1,164	(21,936)	(20,772)	123	(3,264)	(3,141)

Fidelity® VIP Mid Cap Service Class 2	4,586,758	(10,366,617)	(5,779,859)	5,940,899	(15,765,820)	(9,824,921)

Fidelity® VIP Value Strategies Initial Class	49,452	(48,955)	497	50,773	(56,594)	(5,821)

Fidelity® VIP Value Strategies Service Class 2	4,870,722	(6,013,131)	(1,142,409)	6,742,126	(9,055,247)	(2,313,121)

Franklin Allocation Class 4 Shares	120,905	(6,642,960)	(6,522,055)	109,929	(9,949,405)	(9,839,476)

Franklin Income Class 2 Shares	96,229	(6,874,721)	(6,778,492)	413,996	(8,916,743)	(8,502,747)

Franklin Mutual Shares Class 2 Shares	25,787	(1,579,670)	(1,553,883)	36,490	(1,629,644)	(1,593,154)

Franklin Templeton Foreign Class 2 Shares	53,187	(3,702,269)	(3,649,082)	364,020	(4,737,630)	(4,373,610)

Invesco V.I. American Franchise Series II Shares	10,382	(498,444)	(488,062)	42,437	(615,822)	(573,385)

Janus Henderson - Enterprise Service Shares	54,574	(1,061,913)	(1,007,339)	151,583	(1,239,729)	(1,088,146)

Janus Henderson - Global Research Service Shares	103,747	(2,487,736)	(2,383,989)	258,591	(3,326,563)	(3,067,972)

Janus Henderson - Mid Cap Value Service Shares	9,383	(66,963)	(57,580)	50,595	(120,053)	(69,458)

MFS® New Discovery Service Class	9,963	(2,196,116)	(2,186,153)	235,719	(2,656,779)	(2,421,060)

MFS® Total Return Service Class	55,332	(3,162,264)	(3,106,932)	332,481	(3,975,697)	(3,643,216)

NVIT Emerging Markets Class D Shares	-	(23)	(23)	-	(21)	(21)

Rational Insider Buying VA	25,246	(357,937)	(332,691)	4,310	(248,152)	(243,842)

Rational Trend Aggregation VA	34,940	(361,051)	(326,111)	10,794	(236,985)	(226,191)

State Street Total Return V.I.S. Class 3 Shares	1,814,251	(5,101,432)	(3,287,181)	1,312,073	(6,050,485)	(4,738,412)

TA 60/40 Allocation Service Class	2,877,786	(560,589)	2,317,197	1,559,228	(53,047)	1,506,181

TA Aegon High Yield Bond Initial Class	2,775,485	(4,292,963)	(1,517,478)	2,752,719	(8,261,448)	(5,508,729)

TA Aegon High Yield Bond Service Class	5,006,264	(8,929,785)	(3,923,521)	6,331,640	(11,686,304)	(5,354,664)

TA Aegon U.S. Government Securities Initial Class	9,091,779	(10,638,198)	(1,546,419)	8,207,217	(8,956,243)	(749,026)

TA Aegon U.S. Government Securities Service Class	17,722,565	(51,730,315)	(34,007,750)	41,550,404	(26,832,098)	14,718,306

TA American Funds Managed Risk - Balanced Service Class	13,541,776	(5,548,248)	7,993,528	17,252,554	(6,072,206)	11,180,348

TA Barrow Hanley Dividend Focused Initial Class	446,142	(15,372,107)	(14,925,965)	6,945,777	(28,480,423)	(21,534,646)

TA Barrow Hanley Dividend Focused Service Class	2,431,483	(8,116,194)	(5,684,711)	2,153,579	(11,318,867)	(9,165,288)

TA BlackRock Global Allocation Service Class	5,371,319	(70,755,429)	(65,384,110)	7,432,004	(91,646,552)	(84,214,548)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	4,450,228	(2,037,017)	2,413,211	6,005,589	(2,185,490)	3,820,099

TA BlackRock Global Allocation Managed Risk - Growth Service Class	992,981	(2,085,690)	(1,092,709)	2,277,060	(2,855,018)	(577,958)

TA BlackRock Global Real Estate Securities Initial Class	1,460,964	(2,144,808)	(683,844)	1,751,297	(3,650,757)	(1,899,460)

TA BlackRock Global Real Estate Securities Service Class	2,007,415	(4,838,500)	(2,831,085)	1,010,839	(6,083,144)	(5,072,305)

TA BlackRock Government Money Market Initial Class	34,812,338	(39,796,431)	(4,984,093)	48,955,024	(42,840,185)	6,114,839

TA BlackRock Government Money Market Service Class	124,881,214	(139,462,284)	(14,581,070)	141,518,817	(138,789,554)	2,729,263

TA BlackRock iShares Edge 100 Service Class	1,189,812	(734,756)	455,056	786,162	(990,943)	(204,781)

TA BlackRock iShares Edge 40 Initial Class	635,383	(1,185,264)	(549,881)	1,080,267	(2,176,973)	(1,096,706)

TA BlackRock iShares Edge 40 Service Class	3,930,888	(20,689,387)	(16,758,499)	2,426,732	(23,652,010)	(21,225,278)

TA BlackRock iShares Edge 50 Service Class	12,473,514	(923,467)	11,550,047	8,030,843	(1,102,263)	6,928,580

TA BlackRock iShares Edge 75 Service Class	4,377,493	(917,116)	3,460,377	3,715,143	(614,179)	3,100,964

TA BlackRock Tactical Allocation Service Class	6,996,787	(65,363,645)	(58,366,858)	9,017,567	(77,470,941)	(68,453,374)

TA Greystone International Growth Initial Class	2,839,751	(5,777,099)	(2,937,348)	8,368,569	(8,423,131)	(54,562)

TA Greystone International Growth Service Class	1,594,604	(4,521,677)	(2,927,073)	2,002,016	(8,795,897)	(6,793,881)

TA International Equity Index Service Class	2,575,195	(912,819)	1,662,376	1,265,869	(156,076)	1,109,793

TA Janus Balanced Service Class	16,170,243	(26,515,812)	(10,345,569)	28,380,728	(27,666,375)	714,353

TA Janus Mid-Cap Growth Initial Class	3,055,666	(4,906,212)	(1,850,546)	5,436,682	(7,947,017)	(2,510,335)

TA Janus Mid-Cap Growth Service Class	3,776,702	(3,829,576)	(52,874)	3,407,078	(4,261,244)	(854,166)

TA JPMorgan Asset Allocation - Conservative Initial Class	9,375,062	(13,551,832)	(4,176,770)	13,288,452	(21,972,962)	(8,684,510)

TA JPMorgan Asset Allocation - Conservative Service Class	27,499,368	(61,255,789)	(33,756,421)	13,255,351	(72,889,257)	(59,633,906)

TA JPMorgan Asset Allocation - Growth Initial Class	4,686,071	(13,777,368)	(9,091,297)	11,030,046	(23,778,026)	(12,747,980)

TA JPMorgan Asset Allocation - Growth Service Class	4,116,256	(9,940,906)	(5,824,650)	3,726,737	(13,398,852)	(9,672,115)

TA JPMorgan Asset Allocation - Moderate Initial Class	5,523,501	(23,433,552)	(17,910,051)	14,962,063	(31,379,825)	(16,417,762)

TA JPMorgan Asset Allocation - Moderate Service Class	61,615,370	(197,714,701)	(136,099,331)	54,819,320	(228,773,202)	(173,953,882)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,727,727	(23,315,094)	(16,587,367)	14,295,189	(30,175,990)	(15,880,801)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,734,830	(169,977,528)	(161,242,698)	21,958,093	(180,994,364)	(159,036,271)

TA JPMorgan Core Bond Service Class	11,518,710	(13,691,980)	(2,173,270)	7,316,173	(14,093,712)	(6,777,539)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Enhanced Index Initial Class	3,763,394	(6,254,819)	(2,491,425)	7,004,207	(9,654,472)	(2,650,265)

TA JPMorgan Enhanced Index Service Class	1,656,099	(2,746,771)	(1,090,672)	1,349,663	(3,661,708)	(2,312,045)

TA JPMorgan International Moderate Growth Initial Class	1,372	(583)	789	1,110	(556)	554

TA JPMorgan International Moderate Growth Service Class	3,854,899	(41,005,935)	(37,151,036)	12,495,447	(45,652,434)	(33,156,987)

TA JPMorgan Mid Cap Value Service Class	4,076,947	(6,772,416)	(2,695,469)	4,061,822	(9,956,648)	(5,894,826)

TA JPMorgan Tactical Allocation Service Class	7,255,078	(37,268,135)	(30,013,057)	5,691,744	(51,865,484)	(46,173,740)

TA Legg Mason Dynamic Allocation - Balanced Service Class	4,351,016	(26,879,312)	(22,528,296)	4,698,058	(34,119,438)	(29,421,380)

TA Legg Mason Dynamic Allocation - Growth Service Class	2,183,486	(14,448,434)	(12,264,948)	6,477,706	(18,452,494)	(11,974,788)

TA Levin Large Cap Value Service Class	1,446,415	(301,246)	1,145,169	379,919	(56,530)	323,389

TA Madison Diversified Income Service Class	9,674,645	(9,018,765)	655,880	3,604,623	(6,721,983)	(3,117,360)

TA Managed Risk - Balanced ETF Service Class	13,516,679	(160,478,245)	(146,961,566)	23,961,838	(188,072,355)	(164,110,517)

TA Managed Risk - Conservative ETF Service Class	7,741,347	(42,636,379)	(34,895,032)	12,593,909	(47,438,094)	(34,844,185)

TA Managed Risk - Growth ETF Service Class	9,279,418	(131,613,254)	(122,333,836)	15,365,231	(158,078,377)	(142,713,146)

TA Market Participation Strategy Service Class	1,450,212	(13,273,808)	(11,823,596)	7,901,328	(14,376,033)	(6,474,705)

TA Morgan Stanley Capital Growth Initial Class	62,202,553	(9,266,560)	52,935,993	6,891,310	(6,340,702)	550,608

TA Morgan Stanley Capital Growth Service Class	21,936,652	(4,946,429)	16,990,223	4,449,254	(4,357,928)	91,326

TA Multi-Managed Balanced Initial Class	3,016,812	(4,322,359)	(1,305,547)	4,368,453	(5,441,241)	(1,072,788)

TA Multi-Managed Balanced Service Class	7,774,819	(27,365,259)	(19,590,440)	7,920,741	(40,603,827)	(32,683,086)

TA Multi-Manager Alternative Strategies Service Class	213,154	(64,411)	148,743	196,375	(68,671)	127,704

TA PIMCO Tactical - Balanced Service Class	4,001,397	(23,032,095)	(19,030,698)	4,705,473	(25,247,915)	(20,542,442)

TA PIMCO Tactical - Conservative Service Class	6,162,221	(13,041,798)	(6,879,577)	5,725,827	(14,844,962)	(9,119,135)

TA PIMCO Tactical - Growth Service Class	2,778,267	(12,324,844)	(9,546,577)	3,306,016	(15,327,665)	(12,021,649)

TA PIMCO Total Return Initial Class	10,834,099	(13,912,677)	(3,078,578)	13,017,182	(20,926,712)	(7,909,530)

TA PIMCO Total Return Service Class	11,475,171	(53,261,535)	(41,786,364)	12,286,984	(61,609,367)	(49,322,383)

TA PineBridge Inflation Opportunities Service Class	2,081,570	(13,686,945)	(11,605,375)	4,631,467	(15,046,728)	(10,415,261)

TA ProFunds UltraBear Service Class (OAM)	127,036,956	(423,206,798)	(296,169,842)	671,427,493	(172,407,006)	499,020,487

TA QS Investors Active Asset Allocation - Conservative Service Class	2,176,086	(22,407,879)	(20,231,793)	3,269,843	(28,804,012)	(25,534,169)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA QS Investors Active Asset Allocation - Moderate Service Class	4,287,547	(52,803,624)	(48,516,077)	9,738,675	(60,541,321)	(50,802,646)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,302,463	(30,669,669)	(27,367,206)	7,075,120	(36,789,361)	(29,714,241)

TA Small/Mid Cap Value Initial Class	256,137	(2,746,483)	(2,490,346)	1,249,255	(3,474,380)	(2,225,125)

TA Small/Mid Cap Value Service Class	3,137,027	(4,908,697)	(1,771,670)	1,550,851	(6,540,776)	(4,989,925)

TA T. Rowe Price Small Cap Initial Class	2,221,290	(5,983,450)	(3,762,160)	5,300,315	(7,321,903)	(2,021,588)

TA T. Rowe Price Small Cap Service Class	4,475,218	(5,518,113)	(1,042,895)	2,886,418	(7,336,983)	(4,450,565)

TA TS&W International Equity Initial Class	2,815,743	(5,303,945)	(2,488,202)	8,543,976	(6,780,649)	1,763,327

TA TS&W International Equity Service Class	1,263,310	(2,579,274)	(1,315,964)	1,200,237	(2,728,634)	(1,528,397)

TA U.S. Equity Index Service Class	10,608,519	(1,912,189)	8,696,330	3,233,373	(429,665)	2,803,708

TA WMC US Growth Initial Class	61,933,873	(18,628,698)	43,305,175	13,389,315	(27,098,607)	(13,709,292)

TA WMC US Growth Service Class	10,259,246	(5,227,520)	5,031,726	1,721,219	(5,631,616)	(3,910,397)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	63,628	(141,356)	(77,728)	486,258	(116,070)	370,188

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	67,867	(64,938)	2,929	176,491	(376,350)	(199,859)

Vanguard® Mid-Cap Index	40,875	(28,213)	12,662	39,172	(96,381)	(57,209)

Vanguard® Moderate Allocation	-	-	-	-	-	-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	54,861	(33,936)	20,925	10,232	(16,395)	(6,163)

Vanguard® Short-Term Investment Grade	398,473	(392,730)	5,743	43,180	(92,627)	(49,447)

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Total Bond Market Index	209,472	(18,717)	190,755	37,172	(80,312)	(43,140)

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	21	(27)	(6)	129	(1)	128

Voya Large Cap Value Class S Shares	-	(2)	(2)	2	(1)	1

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	5,559	(18,149)	(12,590)	3,274	(40,859)	(37,585)

Wanger USA	-	-	-	-	-	-

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	$18,495,036	$(20,198,976)	$(1,703,940)	$10,528,416	$(17,828,775)	$(7,300,359)

AB Growth and Income Class B Shares	27,237,830	(34,791,818)	(7,553,988)	28,852,871	(46,781,780)	(17,928,909)

AB Large Cap Growth Class B Shares	139,023	(5,003,502)	(4,864,479)	329,434	(5,407,326)	(5,077,892)

American Funds - Asset Allocation Class 2 Shares	117,675,182	(107,698,788)	9,976,394	97,895,872	(143,472,008)	(45,576,136)

American Funds - Bond Class 2 Shares	60,356,238	(42,660,438)	17,695,800	41,396,975	(56,694,257)	(15,297,282)

American Funds - Growth Class 2 Shares	168,037,679	(68,197,329)	99,840,350	91,048,392	(82,011,310)	9,037,082

American Funds - Growth-Income Class 2 Shares	118,068,090	(53,467,557)	64,600,533	61,056,938	(56,671,161)	4,385,777

American Funds - International Class 2 Shares	58,814,627	(37,639,733)	21,174,894	64,333,811	(38,540,051)	25,793,760

BlackRock Basic Value V.I. Class I Shares	303,180	(1,936,483)	(1,633,303)	1,790,580	(3,854,477)	(2,063,897)

BlackRock Global Allocation V.I. Class I Shares	12,776	(1,310,869)	(1,298,093)	677,567	(2,355,941)	(1,678,374)

BlackRock High Yield V.I. Class I Shares	154,156	(586,332)	(432,176)	265,390	(911,081)	(645,691)

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	66,550,149	(56,834,830)	9,715,319	60,541,254	(54,617,405)	5,923,849

Fidelity® VIP Contrafund® Initial Class	28,594	(106,631)	(78,037)	277	(20,685)	(20,408)

Fidelity® VIP Contrafund® Service Class 2	100,206,606	(71,415,665)	28,790,941	61,504,641	(103,056,512)	(41,551,871)

Fidelity® VIP Equity-Income Initial Class	-	(1,514)	(1,514)	-	(1,576)	(1,576)

Fidelity® VIP Equity-Income Service Class 2	307,577	(5,545,597)	(5,238,020)	710,627	(6,921,780)	(6,211,153)

Fidelity® VIP Growth Initial Class	-	(946)	(946)	-	(992)	(992)

Fidelity® VIP Growth Service Class 2	182,185	(5,003,831)	(4,821,646)	779,126	(6,866,136)	(6,087,010)

Fidelity® VIP Growth Opportunities Service Class 2	17,551	(233,923)	(216,372)	186,612	(836,051)	(649,439)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	$3,974	$(47,116)	$(43,142)	$1,701	$(12,984)	$(11,283)

Fidelity® VIP Mid Cap Service Class 2	45,923,986	(41,993,624)	3,930,362	36,147,721	(66,250,952)	(30,103,231)

Fidelity® VIP Value Strategies Initial Class	92,424	(95,058)	(2,634)	91,176	(101,806)	(10,630)

Fidelity® VIP Value Strategies Service Class 2	30,998,254	(19,049,421)	11,948,833	22,162,373	(27,449,636)	(5,287,263)

Franklin Allocation Class 4 Shares	247,538	(13,626,476)	(13,378,938)	224,968	(20,529,629)	(20,304,661)

Franklin Income Class 2 Shares	146,509	(10,419,469)	(10,272,960)	589,292	(13,009,297)	(12,420,005)

Franklin Mutual Shares Class 2 Shares	36,389	(2,234,413)	(2,198,024)	61,058	(2,261,015)	(2,199,957)

Franklin Templeton Foreign Class 2 Shares	52,169	(3,639,114)	(3,586,945)	424,348	(5,033,098)	(4,608,750)

Invesco V.I. American Franchise Series II Shares	20,588	(1,035,926)	(1,015,338)	83,045	(1,200,494)	(1,117,449)

Janus Henderson - Enterprise Service Shares	184,775	(3,303,334)	(3,118,559)	470,269	(3,038,447)	(2,568,178)

Janus Henderson - Global Research Service Shares	160,341	(3,700,123)	(3,539,782)	401,892	(4,587,391)	(4,185,499)

Janus Henderson - Mid Cap Value Service Shares	24,027	(164,418)	(140,391)	101,993	(298,028)	(196,035)

MFS® New Discovery Service Class	31,193	(6,894,173)	(6,862,980)	703,286	(7,376,837)	(6,673,551)

MFS® Total Return Service Class	107,615	(6,123,424)	(6,015,809)	603,679	(7,420,702)	(6,817,023)

NVIT Emerging Markets Class D Shares	-	(282)	(282)	-	(285)	(285)

Rational Insider Buying VA	44,759	(633,417)	(588,658)	7,491	(443,470)	(435,979)

Rational Trend Aggregation VA	47,964	(490,157)	(442,193)	14,688	(319,699)	(305,011)

State Street Total Return V.I.S. Class 3 Shares	8,008,791	(10,962,674)	(2,953,883)	6,909,713	(11,280,379)	(4,370,666)

TA 60/40 Allocation Service Class	17,861,669	(2,803,892)	15,057,777	8,347,672	(389,845)	7,957,827

TA Aegon High Yield Bond Initial Class	6,484,677	(10,030,574)	(3,545,897)	6,089,778	(18,777,424)	(12,687,646)

TA Aegon High Yield Bond Service Class	28,256,301	(27,073,129)	1,183,172	24,778,333	(38,894,075)	(14,115,742)

TA Aegon U.S. Government Securities Initial Class	15,537,270	(17,710,679)	(2,173,409)	11,437,735	(13,448,799)	(2,011,064)

TA Aegon U.S. Government Securities Service Class	78,903,574	(217,458,822)	(138,555,248)	195,994,882	(74,926,949)	121,067,933

TA American Funds Managed Risk - Balanced Service Class	155,708,206	(62,821,545)	92,886,661	193,622,020	(67,582,412)	126,039,608

TA Barrow Hanley Dividend Focused Initial Class	1,117,365	(39,009,870)	(37,892,505)	16,572,835	(72,943,748)	(56,370,913)

TA Barrow Hanley Dividend Focused Service Class	22,204,280	(27,340,076)	(5,135,796)	16,309,883	(39,989,356)	(23,679,473)

TA BlackRock Global Allocation Service Class	27,173,604	(160,247,378)	(133,073,774)	37,386,024	(196,057,239)	(158,671,215)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	$45,020,312	$(20,424,585)	$24,595,727	$61,084,279	$(21,894,213)	$39,190,066

TA BlackRock Global Allocation Managed Risk - Growth Service Class	10,005,044	(20,987,910)	(10,982,866)	23,620,686	(29,040,063)	(5,419,377)

TA BlackRock Global Real Estate Securities Initial Class	3,773,482	(5,749,723)	(1,976,241)	4,119,396	(8,999,496)	(4,880,100)

TA BlackRock Global Real Estate Securities Service Class	15,864,348	(13,743,361)	2,120,987	5,223,424	(15,184,072)	(9,960,648)

TA BlackRock Government Money Market Initial Class	36,942,078	(41,278,658)	(4,336,580)	49,426,332	(46,071,504)	3,354,828

TA BlackRock Government Money Market Service Class	325,515,918	(317,729,106)	7,786,812	327,154,039	(282,214,765)	44,939,274

TA BlackRock iShares Edge 100 Service Class	16,228,540	(9,856,901)	6,371,639	10,126,502	(12,663,492)	(2,536,990)

TA BlackRock iShares Edge 40 Initial Class	976,405	(2,033,653)	(1,057,248)	1,685,158	(3,712,139)	(2,026,981)

TA BlackRock iShares Edge 40 Service Class	20,748,200	(41,893,248)	(21,145,048)	14,726,471	(44,158,426)	(29,431,955)

TA BlackRock iShares Edge 50 Service Class	149,360,955	(10,911,447)	138,449,508	90,642,563	(12,372,331)	78,270,232

TA BlackRock iShares Edge 75 Service Class	54,977,244	(11,531,838)	43,445,406	44,905,465	(7,268,671)	37,636,794

TA BlackRock Tactical Allocation Service Class	19,692,693	(178,833,346)	(159,140,653)	30,957,682	(204,954,032)	(173,996,350)

TA Greystone International Growth Initial Class	4,533,599	(9,704,270)	(5,170,671)	14,150,131	(13,418,140)	731,991

TA Greystone International Growth Service Class	10,588,816	(14,706,955)	(4,118,139)	13,200,659	(24,001,176)	(10,800,517)

TA International Equity Index Service Class	26,945,213	(9,514,103)	17,431,110	13,671,483	(1,554,176)	12,117,307

TA Janus Balanced Service Class	86,923,063	(97,714,048)	(10,790,985)	113,404,035	(95,755,729)	17,648,306

TA Janus Mid-Cap Growth Initial Class	6,128,410	(9,980,545)	(3,852,135)	10,494,234	(14,740,760)	(4,246,526)

TA Janus Mid-Cap Growth Service Class	46,310,712	(17,545,875)	28,764,837	22,352,176	(16,278,807)	6,073,369

TA JPMorgan Asset Allocation - Conservative Initial Class	16,521,273	(23,924,610)	(7,403,337)	22,711,065	(38,777,003)	(16,065,938)

TA JPMorgan Asset Allocation - Conservative Service Class	117,426,583	(138,518,731)	(21,092,148)	57,882,553	(152,148,577)	(94,266,024)

TA JPMorgan Asset Allocation - Growth Initial Class	9,931,272	(29,355,723)	(19,424,451)	24,276,165	(51,383,378)	(27,107,213)

TA JPMorgan Asset Allocation - Growth Service Class	30,431,694	(29,335,594)	1,096,100	18,893,652	(36,235,267)	(17,341,615)

TA JPMorgan Asset Allocation - Moderate Initial Class	10,429,790	(45,694,714)	(35,264,924)	28,966,094	(59,959,335)	(30,993,241)

TA JPMorgan Asset Allocation - Moderate Service Class	524,626,480	(481,341,842)	43,284,638	538,331,283	(524,114,027)	14,217,256

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,168,632	(48,088,456)	(33,919,824)	29,168,116	(62,370,283)	(33,202,167)

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	$53,722,050	$(423,159,781)	$(369,437,731)	$140,818,240	$(447,821,577)	$(307,003,337)

TA JPMorgan Core Bond Service Class	53,927,843	(34,566,172)	19,361,671	33,770,866	(33,195,288)	575,578

TA JPMorgan Enhanced Index Initial Class	10,513,423	(17,270,739)	(6,757,316)	17,725,180	(24,949,090)	(7,223,910)

TA JPMorgan Enhanced Index Service Class	18,868,754	(13,563,406)	5,305,348	11,923,720	(17,471,118)	(5,547,398)

TA JPMorgan International Moderate Growth Initial Class	1,858	(765)	1,093	1,522	(762)	760

TA JPMorgan International Moderate Growth Service Class	11,967,799	(73,638,183)	(61,670,384)	44,322,654	(82,866,782)	(38,544,128)

TA JPMorgan Mid Cap Value Service Class	35,129,532	(29,309,041)	5,820,491	24,992,139	(43,258,742)	(18,266,603)

TA JPMorgan Tactical Allocation Service Class	59,952,197	(109,708,301)	(49,756,104)	50,537,559	(135,165,480)	(84,627,921)

TA Legg Mason Dynamic Allocation - Balanced Service Class	26,394,536	(105,002,007)	(78,607,471)	25,932,187	(124,411,453)	(98,479,266)

TA Legg Mason Dynamic Allocation - Growth Service Class	9,189,757	(54,075,396)	(44,885,639)	20,075,603	(64,699,858)	(44,624,255)

TA Levin Large Cap Value Service Class	8,817,694	(635,712)	8,181,982	2,642,746	(333,324)	2,309,422

TA Madison Diversified Income Service Class	43,739,712	(19,759,389)	23,980,323	24,927,200	(16,831,628)	8,095,572

TA Managed Risk - Balanced ETF Service Class	96,933,586	(549,375,722)	(452,442,136)	130,035,759	(553,917,033)	(423,881,274)

TA Managed Risk - Conservative ETF Service Class	35,955,216	(110,395,523)	(74,440,307)	50,778,006	(115,843,179)	(65,065,173)

TA Managed Risk - Growth ETF Service Class	46,788,926	(357,001,014)	(310,212,088)	63,826,107	(400,522,021)	(336,695,914)

TA Market Participation Strategy Service Class	6,358,630	(56,172,771)	(49,814,141)	21,622,306	(58,154,726)	(36,532,420)

TA Morgan Stanley Capital Growth Initial Class	230,022,471	(35,150,509)	194,871,962	24,106,297	(22,175,752)	1,930,545

TA Morgan Stanley Capital Growth Service Class	254,675,647	(35,314,802)	219,360,845	45,375,591	(31,286,067)	14,089,524

TA Multi-Managed Balanced Initial Class	7,956,194	(11,233,851)	(3,277,657)	10,398,376	(13,506,918)	(3,108,542)

TA Multi-Managed Balanced Service Class	52,458,662	(121,492,313)	(69,033,651)	54,954,937	(164,631,639)	(109,676,702)

TA Multi-Manager Alternative Strategies Service Class	2,137,933	(643,709)	1,494,224	1,966,039	(679,114)	1,286,925

TA PIMCO Tactical - Balanced Service Class	11,873,957	(70,377,951)	(58,503,994)	11,922,315	(79,247,563)	(67,325,248)

TA PIMCO Tactical - Conservative Service Class	20,167,516	(37,234,436)	(17,066,920)	17,788,673	(46,044,021)	(28,255,348)

TA PIMCO Tactical - Growth Service Class	10,596,569	(37,234,519)	(26,637,950)	12,814,094	(44,103,541)	(31,289,447)

TA PIMCO Total Return Initial Class	17,552,882	(23,335,974)	(5,783,092)	19,791,265	(32,821,077)	(13,029,812)

TA PIMCO Total Return Service Class	65,032,013	(108,556,471)	(43,524,458)	53,033,488	(119,716,327)	(66,682,839)

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA PineBridge Inflation Opportunities Service Class	$9,312,653	$(25,462,606)	$(16,149,953)	$14,831,713	$(29,362,101)	$(14,530,388)

TA ProFunds UltraBear Service Class (OAM)	4,004,863	(13,607,982)	(9,603,119)	26,986,533	(6,539,644)	20,446,889

TA QS Investors Active Asset Allocation - Conservative Service Class	10,386,947	(51,395,738)	(41,008,791)	12,448,724	(61,843,804)	(49,395,080)

TA QS Investors Active Asset Allocation - Moderate Service Class	31,854,197	(157,765,584)	(125,911,387)	67,067,063	(171,513,291)	(104,446,228)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	11,549,965	(80,049,370)	(68,499,405)	25,265,880	(91,862,638)	(66,596,758)

TA Small/Mid Cap Value Initial Class	1,165,147	(15,293,646)	(14,128,499)	5,918,923	(20,739,224)	(14,820,301)

TA Small/Mid Cap Value Service Class	36,945,752	(18,413,425)	18,532,327	15,694,097	(24,035,571)	(8,341,474)

TA T. Rowe Price Small Cap Initial Class	7,198,698	(18,637,794)	(11,439,096)	17,150,745	(22,325,438)	(5,174,693)

TA T. Rowe Price Small Cap Service Class	70,601,308	(34,907,777)	35,693,531	33,503,886	(44,505,901)	(11,002,015)

TA TS&W International Equity Initial Class	5,343,959	(9,623,990)	(4,280,031)	16,098,869	(13,028,471)	3,070,398

TA TS&W International Equity Service Class	10,139,801	(6,945,097)	3,194,704	6,837,113	(7,039,421)	(202,308)

TA U.S. Equity Index Service Class	131,202,601	(23,636,605)	107,565,996	37,075,308	(4,824,519)	32,250,789

TA WMC US Growth Initial Class	156,017,750	(45,246,803)	110,770,947	33,935,385	(59,913,199)	(25,977,814)

TA WMC US Growth Service Class	87,071,310	(25,071,486)	61,999,824	16,520,794	(25,847,178)	(9,326,384)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	149,317	(369,214)	(219,897)	1,048,327	(507,557)	540,770

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	658,728	(295,272)	363,456	521,283	(717,139)	(195,856)

Vanguard® Mid-Cap Index	734,561	(247,424)	487,137	387,983	(276,491)	111,492

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Moderate Allocation	$-	$-	$-	$-	$-	$-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	232,059	(91,024)	141,035	63,092	(40,179)	22,913

Vanguard® Short-Term Investment Grade	1,767,559	(730,183)	1,037,376	310,589	(253,550)	57,039

Vanguard® Total Bond Market Index	1,383,198	(122,794)	1,260,404	318,064	(202,789)	115,275

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	238	(299)	(61)	1,375	(8)	1,367

Voya Large Cap Value Class S Shares	-	(23)	(23)	25	(11)	14

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	56,770	(33,129)	23,641	20,357	(64,464)	(44,107)

Wanger USA	-	-	-	-	-	-

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Wealth Strategy Class B Shares

12/31/2019	30,129,720	$15.18	to	$11.74	$97,353,579	2.34%	0.40%	to	2.85%	17.73%	to	14.93%

12/31/2018	33,611,226	12.90	to	10.21	85,205,038	1.69	0.40	to	2.85	(6.79)	to	(9.02)

12/31/2017	38,525,201	13.84	to	11.22	99,946,976	1.81	0.40	to	2.85	14.88	to	12.43

12/31/2016	44,034,478	12.01	to	1.63	94,083,857	1.82	0.65	to	2.65	3.77	to	1.75

12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64	to	(1.32)

AB Growth and Income Class B Shares

12/31/2019	66,912,738	2.76	to	12.57	249,977,608	1.03	0.30	to	2.80	23.24	to	20.24

12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)	to	(8.42)

12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24	to	15.38

12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74	to	8.58

12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)

AB Large Cap Growth Class B Shares

12/31/2019	11,372,716	3.81	to	16.41	31,230,390	-	0.30	to	2.80	33.96	to	30.70

12/31/2018	13,361,563	2.84	to	12.55	27,738,213	-	0.30	to	2.80	2.02	to	(0.48)

12/31/2017	15,509,056	2.79	to	12.61	32,262,769	-	0.30	to	2.80	31.28	to	28.10

12/31/2016	17,594,877	2.12	to	1.57	28,324,370	-	0.30	to	2.30	2.05	to	0.06

12/31/2015	19,226,523	2.08	to	1.57	30,693,993	-	0.30	to	2.30	10.52	to	8.36

American Funds - Asset Allocation Class 2 Shares

12/31/2019	194,454,343	17.00	to	12.24	819,073,416	1.95	0.60	to	2.95	20.51	to	17.76

12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)	to	(7.35)

12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37	to	12.91

12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60	to	6.49

12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)

American Funds - Bond Class 2 Shares

12/31/2019	64,327,748	11.32	to	10.37	230,089,383	2.69	0.60	to	2.95	8.70	to	6.22

12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)	to	(3.57)

12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89	to	0.70

12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18	to	0.20

12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)

American Funds - Growth Class 2 Shares

12/31/2019	60,243,138	24.27	to	15.13	679,623,629	0.80	0.60	to	2.95	29.99	to	27.03

12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)	to	(3.12)

12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34	to	24.63

12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67	to	6.72

12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15

American Funds - Growth-Income Class 2 Shares

12/31/2019	55,567,642	21.87	to	13.74	578,289,945	1.79	0.60	to	2.95	25.38	to	22.52

12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)	to	(4.62)

12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47	to	18.89

12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69	to	8.70

12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)

American Funds - International Class 2 Shares

12/31/2019	46,533,316	14.76	to	12.92	248,531,886	1.55	0.60	to	2.95	22.15	to	19.36

12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)	to	(15.64)

12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16	to	28.37

12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76	to	0.92

12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Basic Value V.I. Class I Shares

12/31/2019	6,249,446	$2.63	to	$11.24	$20,016,237	2.39%	1.25%	to	2.65%	22.38%	to	20.71%

12/31/2018	6,813,623	2.15	to	9.31	17,849,636	1.79	1.25	to	2.65	(8.99)	to	(10.24)

12/31/2017	7,377,068	2.36	to	10.38	21,702,345	1.54	1.25	to	2.65	6.91	to	5.45

12/31/2016	8,011,814	2.21	to	2.40	22,069,925	1.52	1.25	to	2.30	16.73	to	15.54

12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)

BlackRock Global Allocation V.I. Class I Shares

12/31/2019	4,729,879	3.19	to	11.46	10,712,286	1.24	1.25	to	2.65	16.53	to	14.94

12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)	to	(9.74)

12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46	to	10.93

12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78

12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)

BlackRock High Yield V.I. Class I Shares

12/31/2019	1,340,935	2.83	to	11.16	3,651,853	5.40	1.25	to	2.65	13.87	to	12.31

12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)	to	(5.18)

12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00	to	4.56

12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38

12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)

DFA VA Equity Allocation

12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-	to	-

DFA VA Global Bond

12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

DFA VA Global Moderate Allocation

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA International Small

12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

DFA VA International Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA Short-Term Fixed

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Large Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Targeted Value

12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-

Fidelity® VIP Balanced Service Class 2

12/31/2019	125,709,751	2.27	to	12.65	457,401,722	1.58	0.30	to	2.65	23.74	to	20.91

12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)	to	(6.92)

12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13

12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43

12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)

Fidelity® VIP Contrafund® Initial Class

12/31/2019	44,170	2.68	to	13.61	208,350	0.37	0.30	to	2.70	31.18	to	28.12

12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)	to	(8.85)

12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67

12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93

12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)

Fidelity® VIP Contrafund® Service Class 2

12/31/2019	122,971,431	3.20	to	13.54	671,378,964	0.22	0.30	to	2.80	30.88	to	27.70

12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)	to	(9.20)

12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29

12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31

12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Equity-Income Initial Class

12/31/2019	22,709	$1.95	to	$11.99	$46,431	2.02%	0.30%	to	2.70%	27.06%	to	24.09%

12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)

12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78

12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85

12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)

Fidelity® VIP Equity-Income Service Class 2

12/31/2019	18,185,698	2.46	to	11.92	41,513,921	1.78	0.30	to	2.80	26.73	to	23.65

12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)

12/31/2017	23,845,141	2.13	to	10.84	48,184,382	1.46	0.30	to	2.80	12.31	to	9.59

12/31/2016	27,073,880	1.90	to	1.25	49,230,256	2.09	0.30	to	2.30	17.36	to	15.07

12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)

Fidelity® VIP Growth Initial Class

12/31/2019	7,797	3.32	to	16.40	22,321	0.26	0.30	to	2.70	33.91	to	30.78

12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)

12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80

12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)

12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11

Fidelity® VIP Growth Service Class 2

12/31/2019	14,824,936	3.70	to	16.33	39,103,539	0.06	0.30	to	2.80	33.58	to	30.33

12/31/2018	16,810,542	2.77	to	12.53	33,696,406	0.04	0.30	to	2.80	(0.73)	to	(3.16)

12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16

12/31/2016	22,172,573	2.08	to	1.37	34,319,380	-	0.30	to	2.30	0.25	to	(1.71)

12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50

Fidelity® VIP Growth Opportunities Service Class 2

12/31/2019	862,593	20.18	to	19.27	3,004,319	-	1.25	to	2.80	38.76	to	36.67

12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14

12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53

12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)

12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53

Fidelity® VIP Mid Cap Initial Class

12/31/2019	18,009	2.37	to	11.50	55,425	0.86	0.30	to	2.70	23.08	to	20.20

12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)

12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61

12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12

12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)

Fidelity® VIP Mid Cap Service Class 2

12/31/2019	68,400,272	2.91	to	11.50	354,595,211	0.69	0.30	to	2.80	22.80	to	19.82

12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)

12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26

12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41

12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)

Fidelity® VIP Value Strategies Initial Class

12/31/2019	81,496	2.01	to	12.03	341,053	1.69	0.30	to	2.50	34.12	to	31.25

12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)	to	(19.35)

12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17

12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54

12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)

Fidelity® VIP Value Strategies Service Class 2

12/31/2019	41,539,468	2.63	to	11.98	167,567,384	1.47	0.30	to	2.80	33.70	to	30.45

12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)	to	(19.76)

12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85

12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82

12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Franklin Allocation Class 4 Shares

12/31/2019	33,952,154	$1.60	to	$11.05	$73,995,819	3.32%	0.60%	to	2.80%	18.85%	to	16.31%

12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)	to	(12.06)

12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74

12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07

12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)

Franklin Income Class 2 Shares

12/31/2019	36,589,063	1.65	to	11.20	57,808,661	5.39	1.00	to	2.80	14.91	to	12.90

12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)	to	(6.93)

12/31/2017	51,870,302	1.51	to	10.66	76,044,090	4.16	1.00	to	2.80	8.59	to	6.69

12/31/2016	61,395,564	1.39	to	1.23	83,312,836	5.07	1.00	to	2.30	12.90	to	11.47

12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)

Franklin Mutual Shares Class 2 Shares

12/31/2019	9,029,439	1.57	to	11.02	13,710,436	1.79	1.00	to	2.80	21.36	to	19.23

12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)	to	(11.56)

12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40

12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46

12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)

Franklin Templeton Foreign Class 2 Shares

12/31/2019	21,486,432	1.08	to	10.21	22,067,192	1.74	1.00	to	2.80	11.42	to	9.46

12/31/2018	25,135,514	0.97	to	9.33	23,322,722	2.68	1.00	to	2.80	(16.28)	to	(17.76)

12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52

12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77

12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)

Invesco V.I. American Franchise Series II Shares

12/31/2019	2,917,087	2.56	to	15.10	6,803,867	-	0.30	to	2.80	36.02	to	32.71

12/31/2018	3,405,149	1.88	to	11.38	5,914,066	-	0.30	to	2.80	(4.18)	to	(6.52)

12/31/2017	3,978,534	1.96	to	12.17	7,305,661	-	0.30	to	2.80	26.65	to	23.58

12/31/2016	4,459,627	1.55	to	1.41	6,543,470	-	0.30	to	2.30	1.71	to	(0.27)

12/31/2015	5,078,250	1.52	to	1.42	7,414,245	-	0.30	to	2.30	4.44	to	2.39

Janus Henderson - Enterprise Service Shares

12/31/2019	7,606,776	4.76	to	15.45	22,867,967	0.05	0.30	to	2.80	34.75	to	31.48

12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)	to	(3.39)

12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64

12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59

12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43

Janus Henderson - Global Research Service Shares

12/31/2019	16,122,487	2.38	to	13.80	25,159,601	0.85	0.30	to	2.80	28.33	to	25.21

12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)	to	(9.63)

12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24

12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)

12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)

Janus Henderson - Mid Cap Value Service Shares

12/31/2019	1,112,449	12.15	to	11.61	3,137,143	1.47	1.25	to	2.80	28.44	to	26.51

12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)	to	(16.18)

12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55

12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73

12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)

MFS® New Discovery Service Class

12/31/2019	12,964,008	3.96	to	15.94	44,689,857	-	0.30	to	2.80	40.85	to	37.43

12/31/2018	15,150,161	2.81	to	11.60	37,622,941	-	0.30	to	2.80	(2.01)	to	(4.41)

12/31/2017	17,571,221	2.87	to	12.14	44,936,194	-	0.30	to	2.80	25.95	to	22.90

12/31/2016	20,116,052	2.28	to	1.60	41,335,561	-	0.30	to	2.30	8.47	to	6.36

12/31/2015	23,490,980	2.10	to	1.50	45,033,655	-	0.30	to	2.30	(2.44)	to	(4.35)

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Total Return Service Class

12/31/2019	19,874,828	$2.21	to	$11.61	$41,580,126	2.09%	0.30%	to	2.80%	19.76%	to	16.85%

12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)	to	(8.45)

12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98

12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38

12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)

NVIT Emerging Markets Class D Shares

12/31/2019	1,524	13.90	to	13.02	21,048	2.16	0.30	to	2.50	22.21	to	19.59

12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)	to	(19.73)

12/31/2017	1,568	13.86	to	13.56	21,682	0.91	0.30	to	2.50	40.67	to	39.98

12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	-	to	-

Rational Trend Aggregation VA

12/31/2019	728,389	9.62	to	9.27	1,003,775	2.32	1.25	to	2.50	5.97	to	4.68

12/31/2018	1,054,500	9.07	to	8.86	1,370,978	3.91	1.25	to	2.50	(5.75)	to	(6.91)

12/31/2017	1,280,691	9.63	to	9.51	1,769,682	3.17	1.25	to	2.50	(2.85)	to	(3.80)

12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57

12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)

Rational Insider Buying VA

12/31/2019	885,646	12.85	to	12.39	1,681,987	-	1.25	to	2.50	22.47	to	20.98

12/31/2018	1,218,337	10.49	to	10.24	1,888,401	0.64	1.25	to	2.50	(8.33)	to	(9.46)

12/31/2017	1,462,179	11.45	to	11.31	2,476,679	0.54	1.25	to	2.50	16.01	to	14.88

12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52

12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)

State Street Total Return V.I.S. Class 3 Shares

12/31/2019	21,706,994	14.25	to	11.42	52,200,791	2.08	0.40	to	2.85	15.11	to	12.37

12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)	to	(9.21)

12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08

12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35

12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)

TA 60/40 Allocation Service Class

12/31/2019	3,823,378	11.55	to	11.12	25,139,161	0.17	0.20	to	2.50	19.89	to	17.20

12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	-	0.20	to	2.50	-	to	-

TA Aegon High Yield Bond Initial Class

12/31/2019	29,667,346	2.41	to	11.08	72,383,047	6.26	0.30	to	2.80	13.87	to	11.10

12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)	to	(5.03)

12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52

12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03

12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)

TA Aegon High Yield Bond Service Class

12/31/2019	31,316,439	13.17	to	11.04	155,487,204	5.97	0.20	to	2.65	13.74	to	11.03

12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)	to	(5.23)

12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45

12/31/2016	44,271,533	11.15	to	1.49	155,587,458	5.98	0.90	to	2.30	13.97	to	12.42

12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)

TA Aegon U.S. Government Securities Initial Class

12/31/2019	38,276,111	1.57	to	10.15	63,019,860	2.05	0.30	to	2.80	6.28	to	3.70

12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)	to	(2.49)

12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)

12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)

12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Service Class

12/31/2019	70,935,391	$10.72	to	$10.08	$191,285,315	1.62%	0.20%	to	2.80%	6.14%	to	3.45%

12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)	to	(2.73)

12/31/2017	90,224,835	10.11	to	10.02	198,887,348	2.79	0.20	to	2.80	2.05	to	(0.42)

12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)

12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)

TA American Funds Managed Risk - Balanced Service Class

12/31/2019	76,825,970	12.84	to	11.37	940,541,090	1.25	0.20	to	2.50	17.57	to	14.93

12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)	to	(8.13)

12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84

12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87

12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	-	0.45	to	2.45	-	to	-

TA Barrow Hanley Dividend Focused Initial Class

12/31/2019	116,924,848	2.36	to	11.63	323,795,182	2.47	0.30	to	2.80	23.54	to	20.53

12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)	to	(13.93)

12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27

12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61

12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)

TA Barrow Hanley Dividend Focused Service Class

12/31/2019	39,289,800	17.61	to	11.60	163,985,604	2.21	0.20	to	2.65	23.33	to	20.38

12/31/2018	44,974,511	14.28	to	9.63	139,189,014	1.89	0.20	to	2.65	(11.86)	to	(13.98)

12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14

12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02

12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)

TA BlackRock Global Allocation Service Class

12/31/2019	409,496,790	13.71	to	11.38	1,137,383,093	0.94	0.20	to	2.65	17.61	to	14.81

12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)	to	(10.02)

12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57

12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22

12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

12/31/2019	25,329,115	11.28	to	10.72	271,457,068	2.99	0.20	to	2.50	14.48	to	11.91

12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)	to	(10.03)

12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77

12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)

12/31/2015	13,579,678	9.54	to	9.33	128,198,295	-	0.45	to	2.45	(3.86)	to	(5.73)

TA BlackRock Global Allocation Managed Risk - Growth Service Class

12/31/2019	18,027,295	11.52	to	11.13	196,825,421	3.33	0.20	to	2.50	17.69	to	15.05

12/31/2018	19,120,004	9.79	to	9.68	179,399,574	1.26	0.20	to	2.50	(10.34)	to	(12.37)

12/31/2017	19,697,962	10.92	to	11.04	208,532,393	0.65	0.20	to	2.50	17.34	to	15.00

12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)

12/31/2015	16,301,610	9.34	to	9.13	150,650,346	-	0.45	to	2.45	(5.48)	to	(7.33)

TA BlackRock Global Real Estate Securities Initial Class

12/31/2019	14,634,220	2.04	to	11.70	42,084,933	0.90	0.30	to	2.80	24.82	to	21.78

12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)	to	(12.55)

12/31/2017	17,217,524	1.82	to	10.98	45,370,142	3.62	0.30	to	2.80	10.99	to	8.30

12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)

12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)

TA BlackRock Global Real Estate Securities Service Class

12/31/2019	24,184,329	12.49	to	11.67	86,036,786	0.60	0.20	to	2.65	24.64	to	21.66

12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)	to	(12.65)

12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02	to	8.16

12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)

12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class

12/31/2019	82,743,032	$1.13	to	$9.55	$88,719,890	1.96%	0.30%	to	2.80%	1.67%	to	(0.81	) %

12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50	to	(0.98)

12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)	to	(2.71)

12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)

12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)

TA BlackRock Government Money Market Service Class

12/31/2019	155,242,739	10.03	to	9.48	348,881,228	1.70	0.20	to	2.65	1.51	to	(0.91)

12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64	to	(1.78)

12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)	to	(2.57)

12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)

12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)

TA BlackRock iShares Edge 100 Service Class

12/31/2019	3,371,713	15.24	to	12.83	49,637,017	1.54	0.20	to	2.50	24.33	to	21.54

12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)	to	(7.65)

12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68	to	20.23

12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	-	0.45	to	2.45	-	to	-

TA BlackRock iShares Edge 40 Initial Class

12/31/2019	9,936,931	1.77	to	11.18	17,996,551	2.24	0.30	to	2.80	14.96	to	12.17

12/31/2018	10,486,812	1.54	to	9.97	16,837,445	1.90	0.30	to	2.80	(4.43)	to	(6.76)

12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42	to	6.76

12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18

12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)

TA BlackRock iShares Edge 40 Service Class

12/31/2019	115,789,426	12.91	to	11.15	292,492,929	1.96	0.20	to	2.65	14.87	to	12.13

12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)	to	(6.91)

12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19	to	6.70

12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)

12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)

TA BlackRock iShares Edge 50 Service Class

12/31/2019	24,058,879	12.97	to	11.54	301,321,199	0.94	0.20	to	2.50	15.80	to	13.21

12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)	to	(5.01)

12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34	to	10.10

12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	-	0.45	to	2.45	-	to	-

TA BlackRock iShares Edge 75 Service Class

12/31/2019	8,767,414	13.96	to	12.18	117,927,147	0.97	0.20	to	2.50	20.04	to	17.34

12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)	to	(6.27)

12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44	to	15.10

12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	-	0.45	to	2.45	-	to	-

TA BlackRock Tactical Allocation Service Class

12/31/2019	361,724,078	14.35	to	11.49	1,256,854,629	2.17	0.20	to	2.80	16.82	to	13.86

12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)	to	(7.03)

12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65

12/31/2016	544,782,967	11.55	to	1.34	1,444,210,976	2.31	0.45	to	2.30	4.44	to	2.56

12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)

TA Greystone International Growth Initial Class

12/31/2019	46,784,649	2.13	to	12.36	82,908,303	1.64	0.30	to	2.80	27.30	to	24.20

12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)	to	(19.96)

12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79

12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)

12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Greystone International Growth Service Class

12/31/2019	19,878,211	$13.48	to	$12.31	$101,695,343	1.37%	0.20%	to	2.65%	27.15%	to	24.11%

12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)	to	(20.08)

12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72

12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)

12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)

TA International Equity Index Service Class

12/31/2019	3,400,933	11.47	to	10.80	38,023,654	1.30	0.35	to	2.65	20.68	to	17.97

12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)	to	(16.46)

12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	-	0.35	to	2.65	-	to	-

TA Janus Balanced Service Class

12/31/2019	184,402,723	17.29	to	13.04	998,779,258	1.37	0.20	to	2.65	21.53	to	18.63

12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)	to	(2.66)

12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73

12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78

12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)

TA Janus Mid-Cap Growth Initial Class

12/31/2019	38,655,012	3.52	to	15.79	87,346,650	0.07	0.30	to	2.80	36.30	to	32.99

12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)	to	(3.92)

12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51

12/31/2016	44,776,658	2.04	to	1.64	60,228,303	-	0.30	to	2.05	(2.34)	to	(4.01)

12/31/2015	49,518,695	2.09	to	1.71	69,124,473	-	0.30	to	2.05	(5.32)	to	(6.94)

TA Janus Mid-Cap Growth Service Class

12/31/2019	20,310,940	19.08	to	15.74	146,913,356	-	0.20	to	2.65	36.06	to	32.81

12/31/2018	20,363,814	14.02	to	11.85	86,366,801	-	0.20	to	2.65	(1.65)	to	(4.02)

12/31/2017	21,217,980	14.26	to	12.35	83,552,225	-	0.20	to	2.65	27.59	to	25.42

12/31/2016	22,970,554	11.10	to	1.32	63,321,902	-	0.90	to	2.30	(3.18)	to	(4.49)

12/31/2015	27,213,018	11.47	to	1.38	68,159,564	-	0.90	to	2.30	(6.11)	to	(7.39)

TA JPMorgan Asset Allocation - Conservative Initial Class

12/31/2019	83,056,161	1.91	to	11.36	156,640,797	2.64	0.30	to	2.80	13.56	to	10.80

12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)	to	(6.61)

12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75

12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53

12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)

TA JPMorgan Asset Allocation - Conservative Service Class

12/31/2019	338,740,194	13.17	to	11.31	995,998,146	2.23	0.20	to	2.65	13.32	to	10.62

12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)	to	(6.77)

12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67

12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82

12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)

TA JPMorgan Asset Allocation - Growth Initial Class

12/31/2019	116,876,305	2.28	to	12.89	276,399,883	1.73	0.30	to	2.80	25.67	to	22.62

12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)	to	(12.85)

12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25

12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95

12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)

TA JPMorgan Asset Allocation - Growth Service Class

12/31/2019	56,218,037	16.88	to	12.86	223,490,179	1.49	0.20	to	2.65	25.61	to	22.61

12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)	to	(13.02)

12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17

12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45

12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class

12/31/2019	179,888,900	$2.09	to	$11.81	$374,973,973	2.17%	0.30%	to	2.80%	16.07%	to	13.25%

12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)	to	(7.73)

12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30

12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45

12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)

TA JPMorgan Asset Allocation - Moderate Service Class

12/31/2019	1,411,687,562	14.18	to	11.78	5,681,558,353	1.94	0.20	to	2.65	15.95	to	13.18

12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)	to	(7.81)

12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13

12/31/2016	1,901,152,605	11.17	to	1.14	4,884,558,926	1.96	0.45	to	2.45	4.78	to	2.74

12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class

12/31/2019	221,095,017	2.19	to	12.25	494,980,786	2.18	0.30	to	2.80	19.65	to	16.74

12/31/2018	237,682,384	1.83	to	10.49	449,982,016	1.86	0.30	to	2.80	(7.35)	to	(9.62)

12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52

12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41

12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)

TA JPMorgan Asset Allocation - Moderate Growth Service Class

12/31/2019	1,072,176,193	15.37	to	12.21	3,277,444,014	1.93	0.20	to	2.65	19.55	to	16.70

12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)	to	(9.73)

12/31/2017	1,392,455,162	13.90	to	11.59	3,718,610,494	1.52	0.20	to	2.65	18.96	to	16.42

12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72

12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)

TA JPMorgan Core Bond Service Class

12/31/2019	63,811,767	11.41	to	10.39	267,800,611	2.33	0.20	to	2.65	8.04	to	5.46

12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)	to	(2.68)

12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96	to	0.76

12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)

12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)

TA JPMorgan Enhanced Index Initial Class

12/31/2019	41,798,145	3.22	to	13.56	135,407,620	1.19	0.30	to	2.80	30.64	to	27.47

12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)	to	(8.59)

12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79	to	17.86

12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12

12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)

TA JPMorgan Enhanced Index Service Class

12/31/2019	9,090,987	21.30	to	13.51	79,574,306	0.97	0.20	to	2.65	30.43	to	27.31

12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)	to	(8.68)

12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74	to	17.71

12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63

12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)

TA JPMorgan International Moderate Growth Initial Class

12/31/2019	69,370	1.47	to	11.65	100,195	2.36	0.30	to	2.50	17.42	to	14.90

12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)	to	(13.75)

12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42	to	21.24

12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77

12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)

TA JPMorgan International Moderate Growth Service Class

12/31/2019	263,802,109	12.91	to	11.61	556,497,257	2.03	0.20	to	2.80	17.37	to	14.41

12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)	to	(14.32)

12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93	to	18.17

12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)

12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Mid Cap Value Service Class

12/31/2019	41,359,300	$18.37	to	$11.38	$237,476,565	1.17%	0.20%	to	2.80%	25.74%	to	22.56%

12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)	to	(14.50)

12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68	to	10.11

12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71

12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)

TA JPMorgan Tactical Allocation Service Class

12/31/2019	260,751,494	12.91	to	10.87	1,220,599,661	2.08	0.20	to	2.65	11.69	to	9.02

12/31/2018	290,764,551	11.56	to	9.97	1,151,582,075	1.88	0.20	to	2.65	(3.38)	to	(5.70)

12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02	to	5.71

12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86

12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)

TA Legg Mason Dynamic Allocation - Balanced Service Class

12/31/2019	188,777,088	13.30	to	1.17	1,048,148,666	1.59	0.20	to	2.50	15.83	to	13.20

12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)	to	(5.72)

12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78

12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)

12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)

TA Legg Mason Dynamic Allocation - Growth Service Class

12/31/2019	87,000,387	13.86	to	1.29	447,785,619	1.37	0.20	to	2.50	16.59	to	13.94

12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)	to	(7.10)

12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45

12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)

12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)

TA Levin Large Cap Value Service Class

12/31/2019	1,468,558	10.55	to	10.16	10,944,450	0.27	0.20	to	2.50	16.76	to	14.14

12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	-	to	-

TA Madison Diversified Income Service Class

12/31/2019	51,519,543	13.86	to	11.41	179,387,536	1.53	0.20	to	2.50	14.71	to	12.14

12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)	to	(3.19)

12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28	to	6.86

12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83

12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)

TA Managed Risk - Balanced ETF Service Class

12/31/2019	1,162,728,895	13.81	to	11.51	5,570,038,106	1.96	0.20	to	2.80	15.42	to	12.50

12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)	to	(7.16)

12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36

12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28

12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)

TA Managed Risk - Conservative ETF Service Class

12/31/2019	210,974,386	13.19	to	11.06	666,135,464	2.04	0.20	to	2.80	11.97	to	9.14

12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)	to	(6.24)

12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02

12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59

12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Managed Risk - Growth ETF Service Class

12/31/2019	735,600,165	$14.92	to	$12.03	$2,476,677,187	1.74%	0.20%	to	2.80%	19.17%	to	16.16%

12/31/2018	857,934,001	12.52	to	10.36	2,384,647,311	1.59	0.20	to	2.80	(7.34)	to	(9.70)

12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25

12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17

12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
TA Market Participation Strategy Service Class

12/31/2019	75,395,519	14.95	to	11.76	393,660,137	0.90	0.20	to	2.50	18.34	to	15.69

12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)	to	(5.12)

12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10

12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07

12/31/2015	117,968,861	11.35	to	1.11	452,767,371	-	0.45	to	2.05	(3.68)	to	(5.19)
TA Morgan Stanley Capital Growth Initial Class

12/31/2019	95,615,249	4.27	to	17.14	372,441,653	-	0.30	to	2.80	23.37	to	20.37

12/31/2018	42,679,256	3.46	to	14.24	134,713,516	-	0.30	to	2.80	6.36	to	3.76

12/31/2017	42,128,648	3.26	to	13.73	126,618,578	-	0.30	to	2.80	43.17	to	39.70

12/31/2016	43,698,169	2.27	to	2.05	92,915,246	-	0.30	to	2.05	(2.56)	to	(4.22)

12/31/2015	47,282,114	2.33	to	2.14	104,267,818	-	0.30	to	2.05	11.45	to	9.54
TA Morgan Stanley Capital Growth Service Class

12/31/2019	31,609,616	28.63	to	17.10	362,045,816	-	0.20	to	2.65	23.22	to	20.28

12/31/2018	14,619,393	23.24	to	14.21	108,734,790	-	0.20	to	2.65	6.22	to	3.67

12/31/2017	14,528,067	21.88	to	13.71	91,705,626	-	0.20	to	2.65	41.99	to	39.58

12/31/2016	13,431,257	15.30	to	1.54	53,195,806	-	0.90	to	2.30	(3.37)	to	(4.69)

12/31/2015	15,649,714	15.84	to	1.61	53,335,138	-	0.90	to	2.30	10.45	to	8.95
TA Multi-Managed Balanced Initial Class

12/31/2019	34,030,880	2.87	to	12.26	97,122,745	1.66	0.30	to	2.80	21.40	to	18.45

12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)	to	(6.30)

12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04

12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25

12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
TA Multi-Managed Balanced Service Class

12/31/2019	193,463,242	16.94	to	12.22	1,261,699,037	1.43	0.20	to	2.65	21.25	to	18.36

12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)	to	(6.40)

12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89

12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07

12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
TA Multi-Manager Alternative Strategies Service Class

12/31/2019	443,014	10.76	to	9.99	4,522,748	0.76	0.20	to	2.50	8.05	to	5.59

12/31/2018	294,271	9.96	to	9.46	2,811,857	0.89	0.20	to	2.50	(4.82)	to	(7.00)

12/31/2017	166,567	10.46	to	10.17	1,693,399	1.28	0.20	to	2.50	4.29	to	3.05

12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35

12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
TA PIMCO Tactical - Balanced Service Class

12/31/2019	133,079,664	14.24	to	11.54	545,140,658	0.16	0.20	to	2.65	19.44	to	16.59

12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)	to	(9.35)

12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15

12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02

12/31/2015	194,833,059	10.95	to	0.98	571,936,975	-	0.45	to	2.30	(2.98)	to	(4.74)
TA PIMCO Tactical - Conservative Service Class

12/31/2019	63,063,445	13.81	to	11.38	257,753,596	0.10	0.20	to	2.65	17.33	to	14.53

12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)	to	(7.61)

12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55

12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62

12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Growth Service Class

12/31/2019	67,856,653	$14.80	to	$11.87	$344,227,526	-%	0.20%	to	2.65%	21.31%	to	18.42%

12/31/2018	77,403,230	12.20	to	10.03	311,059,978	3.06	0.20	to	2.65	(7.87)	to	(10.08)

12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87

12/31/2016	97,932,555	11.55	to	0.97	334,243,979	-	0.45	to	2.30	4.40	to	2.52

12/31/2015	99,906,894	11.07	to	0.94	288,604,027	-	0.45	to	2.30	(3.89)	to	(5.63)
TA PIMCO Total Return Initial Class

12/31/2019	97,537,181	1.78	to	10.48	162,583,767	2.53	0.30	to	2.80	8.09	to	5.46

12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)	to	(3.38)

12/31/2017	108,525,289	1.67	to	10.29	174,652,447	-	0.30	to	2.80	4.57	to	2.04

12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65

12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
TA PIMCO Total Return Service Class

12/31/2019	289,976,616	11.29	to	10.46	721,416,264	2.26	0.20	to	2.65	8.00	to	5.42

12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)	to	(3.59)

12/31/2017	381,085,363	10.58	to	10.29	803,609,896	-	0.20	to	2.65	4.33	to	1.95

12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03

12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
TA PineBridge Inflation Opportunities Service Class

12/31/2019	68,795,573	10.06	to	10.23	148,339,095	2.30	0.20	to	2.65	7.99	to	5.41

12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)	to	(4.10)

12/31/2017	90,816,209	9.48	to	10.12	173,872,830	0.23	0.20	to	2.65	2.67	to	0.48

12/31/2016	101,867,579	9.21	to	0.95	175,347,485	0.58	0.45	to	2.30	3.34	to	1.47

12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
TA ProFunds UltraBear Service Class (OAM)

12/31/2019	528,747,957	0.08	to	3.92	12,630,584	-	0.45	to	2.65	(43.10)	to	(44.33)

12/31/2018	824,917,799	0.14	to	7.04	35,025,006	-	0.45	to	2.65	6.06	to	3.76

12/31/2017	325,897,312	0.13	to	6.79	13,176,394	-	0.45	to	2.65	(32.66)	to	(34.10)

12/31/2016	557,626,487	0.19	to	0.06	33,857,197	-	0.45	to	2.00	(23.94)	to	(25.08)

12/31/2015	406,801,801	0.25	to	0.08	32,809,667	-	0.45	to	2.00	(7.71)	to	(9.10)
TA QS Investors Active Asset Allocation - Conservative Service Class

12/31/2019	121,522,304	12.59	to	11.15	339,344,934	1.97	0.20	to	2.65	11.01	to	8.36

12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)	to	(5.41)

12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82

12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20

12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
TA QS Investors Active Asset Allocation - Moderate Service Class

12/31/2019	333,714,080	12.83	to	11.35	1,331,045,066	1.81	0.20	to	2.65	10.91	to	8.26

12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)	to	(6.66)

12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47

12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)

12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class

12/31/2019	167,991,889	13.18	to	11.59	522,009,134	1.66	0.20	to	2.65	11.13	to	8.48

12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)	to	(8.39)

12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77	to	17.21

12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)

12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
TA Small/Mid Cap Value Initial Class

12/31/2019	18,085,702	2.98	to	11.62	114,726,591	0.96	0.30	to	2.80	24.90	to	21.87

12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)	to	(13.88)

12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21	to	12.42

12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70

12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)

71

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class

12/31/2019	26,380,984	$18.50	to	$11.58	$149,629,508	0.76%	0.20%	to	2.65%	24.69%	to	21.72%

12/31/2018	28,152,654	14.84	to	9.51	105,380,785	0.68	0.20	to	2.65	(11.81)	to	(13.93)

12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23	to	12.29

12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10

12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
TA T. Rowe Price Small Cap Initial Class

12/31/2019	39,725,671	4.16	to	13.72	136,379,747	-	0.30	to	2.80	32.37	to	29.15

12/31/2018	43,487,831	3.14	to	10.62	114,179,188	-	0.30	to	2.80	(7.36)	to	(9.63)

12/31/2017	45,509,419	3.39	to	11.75	129,784,292	-	0.30	to	2.80	22.02	to	19.07

12/31/2016	47,515,529	2.78	to	2.65	112,290,331	-	0.30	to	2.05	10.89	to	8.99

12/31/2015	50,302,232	2.51	to	2.43	108,382,266	-	0.30	to	2.05	2.13	to	0.38
TA T. Rowe Price Small Cap Service Class

12/31/2019	32,292,237	22.54	to	13.67	313,681,024	-	0.20	to	2.65	32.12	to	28.97

12/31/2018	33,335,132	17.06	to	10.60	210,676,582	-	0.20	to	2.65	(7.47)	to	(9.69)

12/31/2017	37,785,697	18.43	to	11.74	241,993,274	-	0.20	to	2.65	20.93	to	18.88

12/31/2016	40,379,882	15.14	to	1.97	191,512,774	-	0.90	to	2.30	10.01	to	8.51

12/31/2015	42,516,500	13.76	to	1.82	166,716,242	-	0.90	to	2.30	1.24	to	(0.14)
TA TS&W International Equity Initial Class

12/31/2019	40,250,949	1.86	to	11.59	83,257,900	1.42	0.30	to	2.80	20.70	to	17.77

12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)	to	(17.84)

12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54	to	19.57

12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)

12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
TA TS&W International Equity Service Class

12/31/2019	10,975,213	13.12	to	11.55	46,304,060	1.19	0.20	to	2.65	20.49	to	17.62

12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)	to	(17.89)

12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56	to	19.50

12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)

12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
TA U.S. Equity Index Service Class

12/31/2019	13,156,763	13.95	to	13.13	178,742,034	0.49	0.35	to	2.65	30.44	to	27.52

12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)	to	(7.46)

12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	-	0.35	to	2.65	-	to	-
TA WMC US Growth Initial Class

12/31/2019	169,149,426	3.40	to	16.40	460,449,558	0.12	0.30	to	2.80	39.63	to	36.23
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)	to	(2.53)

12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69

12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50

12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
TA WMC US Growth Service Class

12/31/2019	29,264,303	25.30	to	16.35	222,359,352	-	0.20	to	2.65	39.40	to	36.07
12/31/2018	24,232,577	18.15	to	12.02	113,091,417	0.28	0.20	to	2.65	(0.23)	to	(2.63)

12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55

12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24

12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
Vanguard® - Capital Growth

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® - Conservative Allocation

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® - Diversified Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Balanced

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

72

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Equity Income

12/31/2019(1)	-	$10.01	to	$10.01	$-	-%	0.27%	to	0.47%	-%	to	-%
Vanguard® Equity Index

12/31/2019	1,106,204	22.23	to	13.96	5,072,380	1.90	0.27	to	2.50	30.91	to	28.10

12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)	to	(6.85)

12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45

12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70

12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
Vanguard® Global Bond Index

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Growth

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® High Yield Bond

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® International

12/31/2019	570,592	17.44	to	14.86	2,830,970	1.30	0.27	to	2.70	30.82	to	27.77

12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)	to	(14.93)

12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25	to	41.26

12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87

12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
Vanguard® Mid-Cap Index

12/31/2019	344,777	20.02	to	12.78	2,287,080	1.30	0.27	to	2.70	30.48	to	27.43

12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)	to	(11.73)

12/31/2017	389,324	2.20	to	11.36	1,395,425	1.05	0.30	to	2.70	18.72	to	17.90

12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01

12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
Vanguard® Moderate Allocation

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Money Market

12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-
Vanguard® Real Estate Index

12/31/2019	164,384	15.77	to	11.64	724,052	2.47	0.27	to	2.50	28.42	to	25.67

12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)	to	(7.67)

12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46	to	3.74

12/31/2016	136,899	1.54	to	1.58	358,742	2.67	0.30	to	1.00	8.03	to	7.28

12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
Vanguard® Short-Term Investment Grade

12/31/2019	834,530	11.06	to	10.06	4,238,215	2.42	0.27	to	2.70	5.38	to	2.92

12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74	to	(1.63)

12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79	to	1.08

12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70

12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
Vanguard® Total Bond Market Index

12/31/2019	550,251	11.32	to	10.36	3,671,401	2.17	0.27	to	2.70	8.35	to	5.82

12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)	to	(2.77)

12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17	to	2.45

12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45

12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
Vanguard® Total International Stock Market Index

12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-
Vanguard® Total Stock Market Index

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

73

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Voya Global Perspectives Class S Shares

12/31/2019		1,913	$11.67	to	$11.22	$22,324	3.33%	1.29%	to	2.14%	16.56%	to	15.58%

12/31/2018		1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)	to	(9.44)

12/31/2017		1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29

12/31/2016		1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30

12/31/2015	(1)	1,633	9.20	to	9.15	15,028	-	1.29	to	2.14	-	to	-
Voya Large Cap Value Class S Shares

12/31/2019		93	13.01	to	12.50	1,216	1.92	1.29	to	2.14	23.18	to	22.14

12/31/2018		95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)	to	(9.96)

12/31/2017		94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84

12/31/2016		97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
Voya Strategic Allocation Conservative Class S Shares

12/31/2019		-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05

12/31/2018		-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)

12/31/2017		-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86

12/31/2016		-	10.00	to	9.86	-	-	1.29	to	2.14	4.12	to	3.25

12/31/2015	(1)	-	9.61	to	9.55	-	-	1.29	to	2.14	-	to	-
Voya Strategic Allocation Moderate Class S Shares

12/31/2019		-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42

12/31/2018		-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)

12/31/2017		-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88

12/31/2016		-	9.98	to	9.84	-	-	1.29	to	2.14	4.96	to	4.07

12/31/2015	(1)	-	9.51	to	9.45	-	-	1.29	to	2.14	-	to	-
Wanger International

12/31/2019		58,273	1.78	to	13.08	369,851	0.84	0.30	to	2.50	29.60	to	26.82

12/31/2018		70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)	to	(19.72)

12/31/2017		108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86

12/31/2016		141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)

12/31/2015		160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
Wanger USA

12/31/2019		-	2.84	to	14.09	-	-	0.30	to	2.50	30.71	to	27.91

12/31/2018		-	2.17	to	11.02	-	-	0.30	to	2.50	(1.76)	to	(3.88)

12/31/2017		-	2.21	to	11.46	-	-	0.30	to	2.50	19.22	to	18.63

12/31/2016		67,832	1.85	to	1.82	177,312	-	0.30	to	0.80	13.35	to	12.78

12/31/2015		133,870	1.64	to	1.62	274,445	-	0.30	to	0.80	(0.91)	to	(1.40)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

74

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

75

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

76

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves. Since January 2020, the Coronavirus disease (COVID-19) pandemic and economic uncertainties have arisen which have impacted the Separate Account’s net assets. The extent to which the COVID-19 pandemic will continue to impact the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

77

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2019, 2018 and 2017

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2019, 2018, and 2017

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2019 and 2018, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flow – statutory basis for each of the three years in the period ended December 31, 2019, including the related notes and schedules of supplementary insurance information and reinsurance as of December 31, 2019, 2018 and for each of the three years in the period ended December 31, 2019 and summary of investments—other than investments in related parties as of December 31, 2019 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

1

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2020

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

2

Transamerica Financial Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands)

	December 31 2019	December 31 2018
Admitted assets
Cash, cash equivalents and short-term investments	$439,852	$330,590
Bonds	5,332,758	5,648,863
Preferred stocks	4,552	4,552
Common stocks	6,036	5,046
Mortgage loans on real estate	1,546,510	1,480,920
Policy loans	130,787	130,605
Securities lending reinvested collateral assets	311,367	319,971
Derivatives	113,954	106,371
Other invested assets	369,406	253,098

Total cash and invested assets	8,255,222	8,280,016
Accrued investment income	69,431	74,495
Premiums deferred and uncollected	10,821	10,995
Net deferred income tax asset	28,050	27,355
Other assets	20,033	28,841
Separate account assets	23,523,988	21,069,870

Total admitted assets	$31,907,545	$29,491,572

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,493,362	$6,639,574
Policy and contract claim reserves	29,249	41,237
Liability for deposit-type contracts	29,577	29,504
Transfers from separate accounts due or accrued	(194,971)	(181,916)
Asset valuation reserve	133,205	120,543
Interest maintenance reserve	21,139	23,034
Derivatives	102,041	64,073
Payable for collateral under securities loaned and other transactions	371,405	381,115
Borrowed money	66,348	—
Other liabilities	307,705	214,030
Separate account liabilities	23,523,985	21,069,868

Total liabilities	30,883,045	28,401,062

Total capital and surplus	1,024,500	1,090,510

Total liabilities and capital and surplus	$31,907,545	$29,491,572

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Revenues
Premiums and annuity considerations	$5,305,953	$5,202,469	$4,733,929
Net investment income	344,337	347,235	371,734
Fee revenue and other income	533,267	323,923	354,087

Total revenue	6,183,557	5,873,627	5,459,750

Benefits and expenses
Death benefits	69,241	69,827	69,232
Annuity benefits	117,349	107,592	108,660
Accident and health benefits	44,907	61,299	67,199
Surrender benefits	6,667,014	8,149,104	5,504,367
Other benefits	9,373	8,613	8,243
Net increase (decrease) in reserves	(139,807)	(127,988)	(371,102)
Commissions	132,253	146,319	150,601
Net transfers to (from) separate accounts	(1,200,910)	(2,891,935)	(423,849)
General insurance expenses and other	122,195	107,491	89,830

Total benefits and expenses	5,821,615	5,630,322	5,203,181

Gain (loss) from operations before federal income taxes	361,942	243,305	256,569
Federal income tax (benefit) expense	21,455	11,019	26,972

Net gain (loss) from operations	340,487	232,286	229,597
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	17,195	(30,176)	(70,939)

Net income (loss)	$357,682	$202,110	$158,658

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2017	$2,143	$460	$933,659	$9,509	$146,534	$1,092,305
Net income (loss)	—	—	—	1,717	156,941	158,658
Change in net unrealized capital gains (losses), net of taxes	—	—	—	—	44,050	44,050
Change in net deferred income tax asset	—	—	—	—	(32,885)	(32,885)
Change in nonadmitted assets	—	—	—	—	13,385	13,385
Change in asset valuation reserve	—	—	—	—	4,317	4,317
Change in surplus as a result of reinsurance	—	—	—	—	(71,196)	(71,196)
Dividends to stockholders	—	—	—	—	(160,000)	(160,000)
Other changes—net	—	—	1,784	(40)	8	1,752

Balance at December 31, 2017	2,143	460	935,443	11,186	101,154	1,050,386
Net income (loss)	—	—	—	(479)	202,589	202,110
Change in net unrealized capital gains (losses), net of taxes	—	—	—	—	13,389	13,389
Change in net deferred income tax asset	—	—	—	—	(3,459)	(3,459)
Change in nonadmitted assets	—	—	—	—	7,341	7,341
Change in asset valuation reserve	—	—	—	—	(161)	(161)
Change in surplus as a result of reinsurance	—	—	—	—	(20,172)	(20,172)
Return of capital	—	—	(56,381)	—	—	(56,381)
Dividends to stockholders	—	—	—	—	(103,410)	(103,410)
Other changes—net	—	(460)	272	74	981	867

Balance at December 31, 2018	$2,143	$—	$879,334	$10,781	$198,252	$1,090,510

Continued on next page.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2018	$2,143	$—	$879,334	$10,781	$198,252	$1,090,510
Net income (loss)	—	—	—	2,239	355,443	357,682
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	(19,374)	(19,374)
Change in net deferred income tax asset	—	—	—	—	18,785	18,785
Change in nonadmitted assets	—	—	—	—	(14,055)	(14,055)
Change in asset valuation reserve	—	—	—	—	(12,662)	(12,662)
Change in surplus as a result of reinsurance	—	—	—	—	(225,323)	(225,323)
Return of capital	—	—	(99,879)	—	—	(99,879)
Dividends to stockholders	—	—	—	—	(75,000)	(75,000)
Other changes—net	(103)	—	(179)	(92)	4,190	3,816

Balance at December 31, 2019	$2,040	$—	$779,276	$12,928	$230,256	$1,024,500

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Operating activities
Premiums and annuity considerations	$5,306,408	$5,203,738	$5,068,249
Net investment income	355,231	359,398	376,164
Other income	306,588	302,160	305,794
Benefit and loss related payments	(6,919,166)	(8,383,355)	(5,769,148)
Net transfers from separate accounts	1,187,843	2,911,354	586,484
Commissions and operating expenses	(249,367)	(261,138)	(271,415)
Federal income taxes (paid) received	(8,151)	(23,519)	13,923

Net cash provided by (used in) operating activities	(20,614)	108,638	310,051
Investing activities
Proceeds from investments sold, matured or repaid	2,125,769	1,564,464	1,450,534
Costs of investments acquired	(1,943,403)	(1,357,882)	(1,642,388)
Net change in policy loans	(182)	(4,738)	(3,842)

Net cash provided by (used in) investing activities	182,184	201,844	(195,696)
Financing and miscellaneous activities
Capital and paid in surplus (returned) received	(100,161)	(56,569)	1,784
Net deposits (withdrawals) on deposit-type contracts	(604)	(4,826)	(4,319)
Net change in borrowed money	66,176	(204,340)	184,385
Net change in payable for collateral under securities lending and other transactions	1,303	(106,951)	115,782
Other cash (applied) provided	55,978	(38,284)	(138,414)
Dividends to stockholders	(75,000)	(103,410)	(160,000)

Net cash used in financing and miscellaneous activities	(52,308)	(514,380)	(782)

Net increase (decrease) in cash, cash equivalents and short-term investments	109,262	(203,898)	113,573
Cash, cash equivalents and short-term investments:
Beginning of year	330,590	534,488	420,915

End of year	$439,852	$330,590	$534,488

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Supplemental disclosures of cash flow information
Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	$—	$—	$379,177

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2019

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (92.3% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (7.7% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed annuity, variable life and annuity products, group life coverages, life insurance, index universal life, and guaranteed investment contracts. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage -backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other -than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Real estate the Company classifies as investment properties is measured at lower of carrying amount or fair value less cost to sell. Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than- temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the RBC (Risk Based Capital) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $13,541. The changes were recorded to the change in asset valuation reserve line of the statement of changes in capital and surplus.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivables, accounts receivable and general insurance receivables. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of remittances, amounts withheld by the Company, commissions payable, and accrued expenses.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Deposit-Type Contracts

Deposit- type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported net deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment- type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective January 1, 2019, the NAIC adopted revisions to SSAP No. 30, Unaffiliated Common Stock, which updated the definition of common stock to include Securities and Exchange Commission (SEC) registered closed -end funds and unit investment trusts. The adoption of this guidance did not impact the financial position or results of operations of the Company.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Revision to Prior Years

During 2019, the Company identified errors in prior year financial statements for which the Company has determined it appropriate to revise. The Company assessed the materiality of these revisions and concluded these revisions are not material to the December 31, 2018 and 2017 financial statements as a whole. The following tables show the impact of the revision:

	Year Ended December 31, 2018
	As Reported	Adjustment	As Revised
Balance Sheets
Securities lending reinvested collateral assets	$308,971	$11,000	$319,971

Total cash and invested assets	$8,269,016	$11,000	$8,280,016

Total admitted assets	$29,480,572	$11,000	$29,491,572
Payable for collateral under securities loaned and other transactions	$370,115	$11,000	$381,115

Total liabilities	$28,390,062	$11,000	$28,401,062

Total liabilities and capital and surplus	$29,480,572	$11,000	$29,491,572

Statements of Operations
Revenues
Premiums and other considerations	$5,753,819	$(551,350)	$5,202,469
Net investment income	350,635	(3,400)	347,235
Fee revenue and other income	313,223	10,700	323,923

Total revenue	$6,417,677	$(544,050)	$5,873,627
Benefits and expenses
Surrender benefits	$8,728,023	$(578,919)	$8,149,104
Net transfers to (from) separate accounts	(2,925,304)	33,369	(2,891,935)

Total benefits and expenses	$6,175,872	$(545,550)	$5,630,322

Gain (loss) from operations before dividends and federal income taxes	241,805	1,500	243,305

Federal income tax expense	9,990	1,029	11,019

Net gain (loss) from operations	231,815	471	232,286
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(31,376)	1,200	(30,176)

Net income (loss)	$200,439	$1,671	$202,110

Statements of Changes in Capital and Surplus
Net income (loss)	$200,439	$1,671	$202,110
Other changes—net	$2,538	$(1,671)	$867

Balance at December 31, 2018	$1,090,510	$—	$1,090,510

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$5,755,088	$(551,350)	$5,203,738
Other income	296,360	5,800	302,160
Benefit and loss related payments	(8,962,274)	578,919	(8,383,355)
Net transfers from separate accounts	2,944,723	(33,369)	2,911,354

Net cash provided by (used in) operating activities	$108,638	$—	$108,638
Investing activities
Costs of investments acquired	$(1,368,882)	$11,000	$(1,357,882)

Net cash provided by (used in) investing activities	$190,844	$11,000	$201,844
Financing activities
Net change in payable for collateral under securities lending and other transactions	$(95,951)	$(11,000)	$(106,951)

Net cash provided by (used in) financing activities	$(503,380)	$(11,000)	$(514,380)
Net increase (decrease) in cash, cash equivalents and short-term investments	(203,898)	—	(203,898)
Cash, cash equivalents and short-term investments:
Beginning of year	534,488	—	534,488

End of year	$330,590	$—	$330,590

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31, 2017
	As Reported	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$5,158,586	$(424,657)	$4,733,929
Fee revenue and other income	353,437	650	354,087

Total revenue	$5,883,757	$(424,007)	$5,459,750
Benefits and expenses
Surrender benefits	$5,956,797	$(452,430)	$5,504,367
Net transfers to (from) separate accounts	(452,272)	28,423	(423,849)

Total benefits and expenses	$5,627,188	$(424,007)	$5,203,181
Gain (loss) from operations before dividends and federal income taxes	256,569	—	256,569

Net gain (loss) from operations	229,597	—	229,597

Net income (loss)	$158,658	$—	$158,658

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$5,492,906	$(424,657)	$5,068,249
Other income	305,144	650	305,794
Benefit and loss related payments	(6,221,578)	452,430	(5,769,148)
Net transfers from separate accounts	614,907	(28,423)	586,484

Net cash provided by (used in) operating activities	$310,051	$—	$310,051
Net increase (decrease) in cash, cash equivalents and short-term investments	113,573	—	113,573
Cash, cash equivalents and short-term investments:
Beginning of year	420,915	—	420,915

End of year	$534,488	$—	$534,488

Management has determined that the amounts primarily relate to misclassifications of balances within the statements of operations and cash flows for the years ended December 31, 2018 and 2017 related to accounting for retirement plan cash flows and other cash flow presentation reclassifications. This error resulted in offsetting misstatements to premiums and other considerations, fee revenue and other income, net transfers to (from) separate accounts and surrender benefits and corresponding offsetting misstatements within the cash provided by (used in) operating activities and cash provided by (used in) financing and miscellaneous activities. The retirement plan misclassifications had no impact to the Company’s net income or capital and surplus in the prior years.

In addition, Management reclassified certain prior year out of period adjustments from net income to capital and surplus per SSAP No. 03, Accounting changes and corrections of errors.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third -party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third- party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short -term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2019 and 2018, respectively:

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$364,399	$364,385	$229,488	$134,911	$—	$—
Bonds	5,827,509	5,332,758	612,518	5,127,658	87,333	—
Preferred stocks, other than affiliates	4,759	4,552	—	4,759	—	—
Common stocks, other than affiliates	3,763	3,763	1,209	—	2,554	—
Mortgage loans on real estate	1,615,808	1,546,510	—	—	1,615,808	—
Other invested assets	25,776	22,768	—	25,743	33	—
Derivative assets:
Interest rate swaps	108,339	108,339	—	108,339	—	—
Currency swaps	2,883	1,615	—	2,883	—	—
Credit default swaps	7,469	3,751	—	7,469	—	—
Equity swaps	69	69	—	69	—	—
Equity futures	180	180	180	—	—	—
Derivative assets total	118,940	113,954	180	118,760	—	—
Policy loans	130,787	130,787	—	130,787	—	—
Securities lending reinvested collateral	241,364	241,365	5,000	236,364	—	—
Separate account assets	23,535,229	23,516,864	21,367,757	2,167,472	—	—
Liabilities
Investment contract liabilities	4,910,510	4,406,231	—	916	4,909,594	—
Derivative liabilities:
Interest rate swaps	75,773	79,526	—	75,773	—	—
Currency swaps	1,037	2,228	—	1,037	—	—
Credit default swaps	(2,673)	1,315	—	(2,673)	—	—
Equity swaps	14,576	14,576	—	14,576	—	—
Interest rate futures	4,135	4,135	4,135	—	—	—
Equity futures	261	261	261	—	—	—
Derivative liabilities total	93,109	102,041	4,396	88,713	—	—
Dollar repurchase agreements	66,176	66,176	—	66,176	—	—
Payable for securities lending	311,367	311,367	—	311,367	—	—
Payable for derivative cash collateral	60,038	60,038	—	60,038	—	—
Separate account annuity liabilities	23,059,251	23,058,706	—	21,520,881	1,538,370	—

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31, 2018
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments,other than affiliates	$224,732	$224,732	$203,002	$21,730	$—	$—
Short-term notes receivable from affiliates	50,000	50,000	—	50,000	—	—
Bonds	5,711,928	5,648,863	543,674	5,057,778	110,476	—
Preferred stocks, other than affiliates	4,291	4,552	—	4,291	—	—
Common stocks, other than affiliates	1,115	1,115	—	—	1,115	—
Mortgage loans on real estate	1,475,938	1,480,920	—	—	1,475,938	—
Other invested assets	21,679	19,230	—	21,580	99	—
Derivative assets:
Interest rate swaps	79,466	79,466	—	79,466	—	—
Currency swaps	4,009	3,425	—	4,009	—	—
Credit default swaps	6,361	5,174	—	6,361	—	—
Equity swaps	15,770	15,770	—	15,770	—	—
Interest rate futures	2,368	2,368	2,368	—	—	—
Equity futures	168	168	168	—	—	—
Derivative assets total	108,142	106,371	2,536	105,606	—	—
Policy loans	130,605	130,605	—	130,605	—	—
Securities lending reinvested collateral	283,720	283,721	—	283,720	—	—
Separate account assets	21,012,397	21,063,892	17,984,612	3,027,785	—	—
Liabilities
Investment contract liabilities	4,752,848	4,701,794	—	3,494	4,749,354	—
Derivative liabilities:
Interest rate swaps	49,615	58,897	—	49,615	—	—
Currency swaps	2,391	1,545	—	2,391	—	—
Credit default swaps	(340)	2,622	—	(340)	—	—
Equity swaps	410	410	—	410	—	—
Interest rate futures	141	141	141	—	—	—
Equity futures	458	458	458	—	—	—
Derivative liabilities total	52,675	64,073	599	52,076	—	—
Payable for securities lending	319,971	319,971	—	319,971	—
Payable for derivative cash collateral	61,144	61,144	—	61,144	—	—
Separate account annuity liabilities	20,647,404	20,651,888	—	18,109,336	2,538,068	—

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$2,415	$1,089	$—	$3,504

Total bonds	—	2,415	1,089	—	3,504

Common stock
Industrial and miscellaneous	$1,209	$—	$2,554	$—	$3,763

Total common stock	1,209	—	2,554	—	3,763

Cash equivalents and short-term
Money market mutual funds	$229,488	$—	$—	$—	$229,488

Total short-term investments	229,488	—	—	—	229,488

Securities lending reinvested collateral	5,000	—	—	—	5,000
Derivative assets	180	108,408	—	—	108,588
Separate account assets	21,367,757	511,156	—	—	21,878,913

Total assets	$21,603,634	$621,979	$3,643	$—	$22,229,256

Liabilities:
Derivative liabilities	$4,395	$80,968	$—	$—	$85,363

Total liabilities	$4,395	$80,968	$—	$—	$85,363

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$3,886	$1,060	$—	$4,946

Total bonds	—	3,886	1,060	—	4,946

Common stock
Industrial and miscellaneous	—	—	1,115	—	1,115

Total common stock	—	—	1,115	—	1,115

Cash equivalents and short-term
Money market mutual funds	203,002	—	—	—	203,002

Total short-term investments	203,002	—	—	—	203,002

Securities lending reinvested collateral	—	—	—	—	—
Derivative assets	2,536	95,237	—	—	97,773
Separate account assets	17,984,612	448,016	—	—	18,432,628

Total assets	$18,190,150	$547,139	$2,175	$—	$18,739,464

Liabilities:
Derivative liabilities	$599	$48,476	$—	$—	$49,075

Total liabilities	$599	$48,476	$—	$—	$49,075

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Common stocks classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

The following tables summarize the changes in assets classified as Level 3 for 2019 and 2018:

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Other	$1,060	$1,958	$1,902	$4	$132
Common stock	1,115	—	1,216	(217)	12

Total	$2,175	$1,958	$3,118	$(213)	$144

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019
Bonds
Other	$38	$—	$—	$201	$1,089
Common stock	1,877	983	—	—	2,554

Total	$1,915	$983	$—	$201	$3,643

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Other	$1,302	$1,885	$1,891	$6	$(47)
Common stock	—	—	—	—	—
Derivatives	1,364	—	—	(20,149)	(1,364)

Total	$2,666	$1,885	$1,891	$(20,143)	$(1,411)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018
Bonds
Other	$—	$—	$—	$195	$1,060
Common stock	1,115	—	—	—	1,115
Derivatives	—	—	(2,004)	(18,145)	—

Total	$1,115	$—	$(2,004)	$(17,950)	$2,175

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Nonrecurring fair value measurements

As of December 31, 2019 and 2018, the Company held no property as held for sale.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019
Bonds
United States Government and agencies	$474,098	$122,202	$91	$596,209
State, municipal and other government	96,650	14,187	236	110,601
Hybrid securities	89,504	4,007	5,282	88,229
Industrial and miscellaneous	3,649,543	322,781	23,417	3,948,907
Mortgage and other asset-backed securities	1,022,963	62,037	1,437	1,083,563

Total unaffiliated bonds	5,332,758	525,214	30,463	5,827,509
Unaffiliated preferred stocks	4,552	221	14	4,759

	$5,337,310	$525,435	$30,477	$5,832,268

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$3,758	$37	$32	$3,763

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds
United States Government and agencies	$468,344	$66,434	$5,251	$529,527
State, municipal and other government	107,295	7,308	2,112	112,491
Hybrid securities	78,621	1,197	10,624	69,194
Industrial and miscellaneous	3,985,382	97,188	121,758	3,960,812
Mortgage and other asset-backed securities	1,009,221	41,273	10,590	1,039,904

Total unaffiliated bonds	5,648,863	213,400	150,335	5,711,928
Unaffiliated preferred stocks	4,552	45	306	4,291

	$5,653,415	$213,445	$150,641	$5,716,219

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$1,115	$—	$—	$1,115

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2019
December 31:	Carrying Value	Fair Value
Due in one year or less	$276,952	$278,962
Due after one year through five years	1,379,971	1,443,349
Due after five years through ten years	840,362	909,109
Due after ten years	1,812,510	2,112,526

	4,309,795	4,743,946
Mortgage and other asset-backed securities	1,022,963	1,083,563

Total	$5,332,758	$5,827,509

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2019 and 2018 is as follows:

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$235	$2	$1,149	$89
State, municipal and other government	665	236	—	—
Hybrid securities	45,378	5,282	—	—
Industrial and miscellaneous	153,661	18,928	151,220	4,490
Mortgage and other asset-backed securities	18,936	468	89,503	969

Total bonds	218,875	24,916	241,872	5,548

Preferred stocks-unaffiliated	—	—	2,010	14
Common stocks-unaffiliated	—	—	406	32

	$218,875	$24,916	$244,288	$5,594

	2018
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$14,262	$1,143	$72,486	$4,108
State, municipal and other government	4,121	513	24,210	1,599
Hybrid securities	14,836	3,374	42,248	7,250
Industrial and miscellaneous	369,353	46,104	1,718,951	75,654
Mortgage and other asset-backed securities	140,189	4,803	291,096	5,787

Total bonds	542,761	55,937	2,148,991	94,398

Preferred stocks-unaffiliated	1,800	224	1,200	82

	$544,561	$56,161	$2,150,191	$94,480

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

There were $2,799 loan- backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2019. During 2018 and 2017, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2019, 2018 and 2017 the Company recognized OTTI of $209, $485 and $57, respectively.

The following loan-backed and structured securities were held at December 31, 2019, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
14984WAA8	$2,799	$2,591	$208	$2,591	$2,591	6/30/2019
81744FFD4	1	—	1	—	0	6/30/2019

			$209

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2019 and 2018 is as follows:

	2019		2018
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$468	$1,089	$4,803	$6,066
The aggregate related fair value of securities with unrealized losses	$18,936	90,592	140,189	295,276

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 55 and 138 securities with a carrying amount of $243,791 and $600,722 and an unrealized loss of $24,916 and $56,160. Of this portfolio, 61.2% and 83.0% were investment grade with associated unrealized losses of $9,288 and $38,408, respectively.

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 64 and 643 securities with a carrying amount of $249,444 and $ 2,244,673 and an unrealized loss of $5,562 and $94,480. Of this portfolio, 87.7% and 85.1% were investment grade with associated unrealized losses of $3,622 and $68,171, respectively.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company did not hold any common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2019 for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 security with a carrying amount of $438 and an unrealized loss of $32. At December 31, 2018, the Company did not hold any common stocks that have been in a continuous loss position for less than twelve months.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value
December 31, 2019
Bond, amortized cost	2	$3,736	$3,364
Loan-backed and structured securities, amortized cost	2	4,296	4,296

Total	4	$8,032	$7,660
December 31, 2018
Bond, amortized cost	3	$7,782	$8,181
Loan-backed and structured securities, amortized cost	1	2,398	2,398

Total	4	$10,180	$10,579

During 2019 and 2018, the Company sold, redeemed or otherwise disposed of 71 and 64 securities as a result of a callable feature which generated investment income of $4,159 and $4,910 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2019	2018	2017

Proceeds	$1,575,257	$1,047,071	$1,397,425

Gross realized gains	$10,130	$2,342	$44,204
Gross realized losses	(5,942)	(26,053)	(6,295)

Net realized capital gains (losses)	$4,188	$(23,711)	$37,909

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2019, 2018 and 2017 of $10,744, $1,038, and $2,840 respectively.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2019, 2018 and 2017.

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2019 and 2018 was as follows:

December 31, 2019

	Farm	Commercial	Total

AAA - AA	$—	$847,516	$847,516
A	9,890	642,006	651,896
BBB	—	43,190	43,190
BB	—	3,908	3,908

	$9,890	$1,536,620	$1,546,510

December 31, 2018

	Farm	Commercial	Total
AAA - AA	$—	$742,293	$742,293
A	10,000	675,425	685,425
BBB	—	49,256	49,256
BB	—	3,946	3,946

	$10,000	$1,470,920	$1,480,920

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2019 the Company issued mortgage loans with a maximum interest rate of 5.35% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination or acquisitions was 70%. During 2018 the Company issued mortgage loans with a maximum interest rate of 5.54%, and a minimum interest rate of 4.02% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2018 at the time of origination was 74%.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2019 and 2018, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2019 and 2018, the Company issued no farm mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2019 and 2018.

Commercial
December 31, 2019	Farm	Insured	All Other	Total
Recorded Investment (All)
(a) Current	$9,890	$—	$1,536,620	$1,546,510
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$9,890	$—	$617,094	$626,984

Commercial
December 31, 2018	Farm	Insured	All Other	Total
Recorded Investment (All)
(a) Current	$10,000	$—	$1,470,920	$1,480,920
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$10,000	$—	$590,536	$600,536

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2019, 2018 and 2017. At December 31, 2019 and 2018, the Company held a mortgage loan loss reserve in the AVR of $16,524 and $14,587, respectively.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2019	2018		2019	2018
South Atlantic	26%	26%	Apartment	49%	53%
Pacific	25	24	Retail	18	16
Middle Atlantic	14	12	Industrial	15	14
Mountain	9	10	Office	11	10
E. North Central	8	8	Other	3	3
W. South Central	7	8	Medical	3	3
W. North Central	6	7	Agricultural	1	1
E. South Central	4	4
New England	1	1

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

During 2019, no properties were disposed of and there were no impairment losses recorded.

An impairment loss of $2,426 was taken on a property during the third quarter of 2018 to write the book value down to the current fair value. This impairment loss was included in net realized capital gains (losses) within the summary of operations. The Company subsequently disposed of the property during the fourth quarter of 2018, resulting in a realized loss of $1,205.

During 2017, no properties were disposed of and there were no impairment losses recorded.

Other Invested Assets

During 2019, 2018 and 2017, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2019, the Company had ownership interest in nine LIHTC investments with a carrying value of $85,230. The remaining years of unexpired tax credits ranged from five to ten and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2022 is $104,437. Tax credits recognized in 2019 were $ 25,461, and other tax benefits recognized in 2019 were $5,256. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018, the Company had ownership interest in ten LIHTC investments with a carrying value of $ 63,256. The remaining years of unexpired tax credits ranged from six to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2023 is $149,810. Tax credits recognized in 2018 were $ 16,993, and other tax benefits recognized in 2018 were $5,163. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2019 and 2018 was as follows:

	2019	2018

Fair value—positive	$121,858	$110,369
Fair value—negative	(96,025)	(54,903)

For the years ended December 31, 2019, 2018 and 2017, the Company recorded unrealized gains (losses) of $23,225, $48,698 and $29,880, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2019, 2018 or 2017 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017

Swaps:
Interest rate	$316	$(25,855)	$(15,334)
Credit	(321)	(1,240)	—
Total return	(42,233)	(6,871)	(70,474)

Total swaps	$(42,238)	$(33,966)	$(85,808)

Futures—net positions	66,497	(3,690)	13,675
Lehman settlements	13	47	104

Total realized gains (losses)	$24,272	$(37,609)	$(72,029)

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$7,281	$7,726	$(2,122)	$(1,590)
Interest rate swaps	—	—	—	—

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$7,469	$6,361	$(2,673)	$(340)
Interest rate swaps	—	—	—	—

Total	$7,469	$6,361	$(2,673)	$(340)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Derivative component of RSATs
Credit default swaps	$(321)	$(1,240)	$—
Interest rate swaps	—	—	—

Total	$(321)	$(1,240)	$—

As stated in Note 1, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2019 and 2018:

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$1,560	$114,800	1.5
Credit default swaps referencing indices		13	20,000	41.7

Subtotal		1,573	134,800	7.5

BBB	2
Single name credit default swaps (3)		5,869	244,105	2.1
Credit default swaps referencing indices		2,707	124,500	3.3

Subtotal		8,576	368,605	2.5

BB	3
Single name credit default swaps (3)		(6)	6,650	0.7

Subtotal		(6)	6,650	0.7

Total		$10,143	$510,055	3.8

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign governement and state entities.

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		2018
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$1,849	$121,465	2.5

Subtotal		1,849	121,465	2.5

BBB	2
Single name credit default swaps (3)		4,555	272,440	2.9
Credit default swaps referencing indices		811	99,000	3.5

Subtotal		5,366	371,440	3.0

BB	3
Single name credit default swaps (3)		(28)	13,050	1.2

Subtotal		(28)	13,050	1.2

B	4
Single name credit default swaps (3)		(487)	2,500	3.5

Subtotal		(487)	2,500	3.5

Total		$6,700	$508,455	2.9

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign governement and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $510,055 from the table above was $0.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2019	2018	2019	2018
Derivative assets:
Credit default swaps	$261,500	$271,000	$7,469	$6,361
Currency swaps	19,757	46,958	2,883	4,009
Equity futures	—	—	180	168
Equity swaps	2,593	259,244	69	15,770
Interest rate futures	—	4	—	2,368
Interest rate swaps	2,100,050	1,735,499	108,340	79,466
Derivative liabilities:
Credit default swaps	248,555	237,455	(2,673)	(340)
Currency swaps	68,247	31,607	1,037	2,391
Equity futures	—	—	261	458
Equity swaps	329,736	4,229	14,576	410
Interest rate futures	7	—	4,135	141
Interest rate swaps	1,402,069	1,463,319	75,773	49,615

*	Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2019 and 2018, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2019
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$311,367	$—	$—	$—	$311,367
Subject to dollar repurchase agreements	66,227	—	—	—	66,227
FHLB capital stock	2,554	—	—	—	2,554
On deposit with states	2,854	—	—	—	2,854
Pledged as collateral not captured in other categories	58,995	—	—	—	58,995

Total Restricted Assets	$441,997	$—	$—	$—	$441,997

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2018)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$319,246	$(7,879)	$—	$311,367	0.97%	0.98%
Subject to dollar repurchase agreements	—	66,227	—	66,227	0.21%	0.21%
FHLB capital stock	1,115	1,439	—	2,554	0.01%	0.01%
On deposit with states	2,910	(56)	—	2,854	0.01%	0.01%
Pledged as collateral not captured in other categories	59,054	(59)	—	58,995	0.18%	0.18%

Total Restricted Assets	$382,325	$59,672	$—	$441,997	1.38%	1.39%

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table shows the pledged or restricted assets in other categories as of December 31, 2019 and 2018, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2019
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$58,995	$—	$—	$—	$58,995

Total	$58,995	$—	$—	$—	$58,995

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year (2018)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$59,054	$(59)	$58,995	0.18%	0.18%

Total	$59,054	$(59)	$58,995	0.18%	0.18%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2019 and 2018:

December 31, 2019

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$124,968	$124,968	1.48%	1.49%
Securities lending collateral assets	311,367	311,367	3.69	3.71
Other	1,246	1,246	0.01	0.01

Total collateral assets	$437,581	$437,581	5.18%	5.21%

	Amount	% of Liability to Total Liabilities
	$437,753	5.95%
Recognized Obligation to return collateral asset

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2018

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$60,144	$60,144	0.71%	0.71
Securities lending collateral assets	319,971	319,971	3.78	3.80
Other	1,000	1,000	0.01	0.01

Total	$381,115	$381,115	4.50%	4.53

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$381,115	5.21%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2019	2018	2017

Income:
Bonds	$258,609	$269,581	$289,465
Preferred stocks	274	243	200
Common stocks	102	—	—
Mortgage loans on real estate	66,761	58,296	56,300
Policy loans	7,708	7,631	6,910
Cash, cash equivalents and short-term investments	7,289	5,267	4,581
Derivatives	23,152	23,075	22,232
Other invested assets	(4,446)	(5,079)	4,140

Gross investment income	359,449	359,014	383,828
Less: investment expenses	19,742	19,356	23,021

Net investment income before amortization of IMR	339,707	339,658	360,807
Amortization of IMR	4,630	7,577	10,927

Net investment income	$344,337	$347,235	$371,734

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized Year Ended December 31
	2019	2018	2017
Bonds	$(6,556)	$(21,349)	$35,069
Common stocks	(216)	—	(63)
Mortgage loans on real estate	—	(54)	968
Real estate	—	(3,631)	—
Cash, cash equivalents and short-term investments	8	(18)	(12)
Derivatives	24,259	(37,656)	(72,133)
Other invested assets	4,207	8,386	6,744

Change in realized capital gains (losses), before taxes	21,702	(54,322)	(29,427)
Federal income tax effect	(1,772)	7,004	(13,315)
Transfer from (to) interest maintenance reserve	(2,735)	17,142	(28,197)

Net realized capital gains (losses) on investments	$17,195	$(30,176)	$(70,939)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2019	2018	2017
Bonds	$6,029	$(3,714)	$7,788
Common stocks	5	—	—
Affiliated entities	(92)	634	(182)
Cash equivalents and short-term investments	8	14	(11)
Derivatives	(30,264)	20,814	33,650
Other invested assets	5,453	(4,918)	5,015

Change in unrealized capital gains (losses), before taxes	(18,861)	12,830	46,260
Taxes on unrealized capital gains (losses)	(513)	559	(2,210)

Change in unrealized capital gains (losses), net of tax	$(19,374)	$13,389	$44,050

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2019 and 2018 were as follows:

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$162	$22	$116	$20
Ordinary renewal business	4,670	3,906	4,710	3,898
Group life direct business	213	152	235	170
Credit direct business	8	8	20	20

	$5,053	$4,088	$5,081	$4,108

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2019 and 2018 were as follows:

	Year Ended December 31
	2019	2018
Life insurance reserves	$1,307,541	$1,195,740
Annuity reserves and supplementary contracts with life contingencies	4,924,134	5,236,604
Accident and health reserves (including long term care)	261,687	207,230

Total policy reserves	$6,493,362	$6,639,574

Deposit-type contracts	29,577	29,504
Policy claims	29,249	41,237

Total policy reserves, deposit-type contracts and claim liabilities	$6,552,188	$6,710,315

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2019 and 2018, the Company had insurance in force aggregating $7,461,830 and $6,838,334, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $1,049,584 and $1,758,084 to cover these deficiencies as of December 31, 2019 and 2018, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2019 and 2018, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2019
2019	$—	$48,863	$33,089	15,774
2018 and prior	31,676	(7,829)	19,549	4,298

	31,676	$41,034	$52,638	20,072

Active life reserve	$196,895			$255,224

Total accident and health reserves	$228,571			$275,296

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2018
2018	$—	$63,281	$37,443	$25,838
2017 and prior	33,072	(4,909)	22,325	5,838

	33,072	$58,372	$59,768	31,676

Active life reserve	$196,199			$196,895

Total accident and health reserves	$229,271			$228,571

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s unpaid claims reserve was decreased by $7,829 and $4,909 for the years ended December 31, 2019 and 2018, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2019 and 2018 resulted primarily from variances in the estimated frequency of claims and claim severity.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year
Year ended December 31, 2019
2019	$—	$510	$356	$154
2018 and prior	647	(318)	287	42

	$647	$192	$643	$196

Year ended December 31, 2018
2018	$—	$818	$290	$528
2017 and prior	629	(262)	248	119

	$629	$556	$538	$647

The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2019.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$23,111	$—	$23,111	1%
At book value less surrender charge of 5% or more	20,692	—	—	20,692	1
At fair value	14,840	—	4,807,481	4,822,321	82

Total with adjustment or at fair value	35,532	23,111	4,807,481	4,866,124	84
At book value without adjustment (minimal or no charge or adjustment)	796,656	—	—	796,656	14
Not subject to discretionary withdrawal provision	128,893	—	5,493	134,386	2

Total individual annuity reserves	961,081	23,111	4,812,974	5,797,166	100%

Less reinsurance ceded	146	—	—	146

Net individual annuity reserves	$960,935	$23,111	$4,812,974	$5,797,020

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$695,382	$26,578	$—	$721,960	3%
At book value less surrender charge of 5% or more	676,550	—	—	676,550	3
At fair value	3	346,312	15,569,485	15,915,800	72

Total with adjustment or at fair value	1,371,935	372,890	15,569,485	17,314,310	78
At book value without adjustment (minimal or no charge or adjustment)	2,053,227	66,718	—	2,119,945	10
Not subject to discretionary withdrawal provision	528,414	1,098,217	1,115,244	2,741,875	12

Total group annuity reserves	3,953,576	1,537,825	16,684,729	22,176,130	100%

Less reinsurance ceded	38	—	—	38

Net group annuity reserves	$3,953,538	$1,537,825	$16,684,729	$22,176,092

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2019
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$—	$—	$—	0%
At book value less surrender charge of 5% or more	—	—	—	—	0
At fair value	—	—	—	—	0

Total with adjustment or at fair value	—	—	—	—	0
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0
Not subject to discretionary withdrawal provision	26,318	—	67	26,385	100

Total deposit-type contracts	26,318	—	67	26,385	100%

Less reinsurance ceded	—	—	—	—

Net deposit-type contracts	$26,318	$—	$67	$26,385

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,866,303
Exhibit 5, Supp contracts with life contingencies section, total (net)	44,911
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	29,577

Subtotal	4,940,791
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,052,159
Exhibit 3, Supp contracts with life contingencies section, total	6,480
Policyholder dividend and coupon accumulations	—
Policyholder premiums	—
Guaranteed interest contracts	—
Other contract deposit funds	67

Subtotal	23,058,706

Combined total	$27,999,497

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2018
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$25,101	$—	$25,101	1%
At book value less surrender charge of 5% or more	9,932	—	—	9,932	1
At fair value	21,020	—	4,153,346	4,174,366	80

Total with adjustment or at fair value	30,952	25,101	4,153,346	4,209,399	82
At book value without adjustment (minimal or no charge or adjustment)	884,224	—	—	884,224	16
Not subject to discretionary withdrawal provision	84,389	—	4,423	88,812	2

Total individual annuity reserves	999,565	25,101	4,157,769	5,182,435	100%

Less reinsurance ceded	271	—	—	271

Net individual annuity reserves	$999,294	$25,101	$4,157,769	$5,182,164

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2018
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$688,335	$50,908	$—	$739,243	4%
At book value less surrender charge of 5% or more	777,508	31,986	—	809,494	4
At fair value	2	380,808	12,811,582	13,192,392	63

Total with adjustment or at fair value	1,465,845	463,702	12,811,582	14,741,129	71
At book value without adjustment (minimal or no charge or adjustment)	2,207,009	44,431	—	2,251,440	11
Not subject to discretionary withdrawal provision	552,779	2,034,396	1,114,874	3,702,049	18

Total group annuity reserves	4,225,633	2,542,529	13,926,456	20,694,618	100%

Less reinsurance ceded	85	—	—	85

Net group annuity reserves	$4,225,548	$2,542,529	$13,926,456	$20,694,533

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2018
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Deposit-type contracts (no life contingencies):
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$—	$—	$—	0%
At book value less surrender charge of 5% or more	—	—	—	—	0
At fair value	—	—	—	—	0

Total with adjustment or at fair value	—	—	—	—	0
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0
Not subject to discretionary withdrawal provision	23,571	—	33	23,604	100

Total deposit-type contracts	23,571	—	33	23,604	100%

Less reinsurance ceded	—	—	—	—

Net deposit-type contracts	$23,571	$—	$33	$23,604

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

Amount
Reconcililation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$5,179,432
Exhibit 5, Supp contracts with life contingencies section, total (net)	39,172
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	29,504

Subtotal	5,248,108
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	20,647,130
Exhibit 3, Supp contracts with life contingencies section, total	5,030
Policyholder dividend and coupon accumulations	—
Policyholder premiums	—
Guaranteed interest contracts	—
Other contract deposit funds	33

Subtotal	20,652,193

Combined total	$25,900,301

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The amount of reserves on life products by withdrawal characteristics is summarized as follows:

	December 31 2019
	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$416	$879	$1,932	$—	$—	$—
Universal Life	601,932	558,768	626,439	—	—	—
Universal Life with Secondary Guarantees	42,675	44,427	115,118	—	—	—
Indexed Universal Life with Secondary guarantees	284,726	205,484	265,375	—	—	—
Other Permanent Cash Value Life	25,460	64,803	81,816	—	—	—
insurance
Variable Universal Life	20,066	19,320	62,774	126,374	124,008	270,165
Not Subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	—	—	255,648	—	—	—
Accidental Death Benefits	—	—	697	—	—	—
Disability—Active Lives	—	—	1,414	—	—	—
Disability—Disabled Lives	—	—	3,377	—	—	—
Miscellaneous Reserves	—	—	92,678	—	—	—

Total (gross)	975,275	893,681	1,507,268	126,374	124,008	270,165
Reinsurance Ceded	163,531	163,531	199,727	—	—	—

Total (net)	$811,744	$730,150	$1,307,541	$126,374	$124,008	$270,165

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,209,682
Exhibit 5, Accidental death benefits section total (net)	697
Exhibit 5, Disability—active lives section, total (net)	1,370
Exhibit 5, Disability—disabled lives section, total (net)	3,114
Exhibit 5, Miscellaneous reserves section, total (net)	105,598

Subtotal	1,320,461
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	270,165

Subtotal	270,165

Combined total	$1,590,626

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2018
	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$506	$1,265	$—	$—	$—
Universal Life	587,001	542,521	601,476	—	—	—
Universal Life with Secondary Guarantees	45,671	45,191	114,460	—	—	—
Indexed Universal Life with Secondary guarantees	239,279	164,683	217,485	—	—	—
Other Permanent Cash Value Life insurance	23,478	65,125	84,040	—	—	—
Variable Universal Life	19,197	18,290	66,095	103,915	100,823	229,388
Not Subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	—	—	239,716	—	—	—
Accidental Death Benefits	—	—	764	—	—	—
Disability—Active Lives	—	—	1,273	—	—	—
Disability—Disabled Lives	—	—	3,371	—	—	—
Miscellaneous Reserves	—	—	61,939	—	—	—

Total (gross)	914,626	836,316	1,391,884	103,915	100,823	229,388
Reinsurance Ceded	160,123	160,123	196,448	—	—	—

Total (net)	$754,503	$676,193	$1,195,436	$103,915	$100,823	$229,388

Amount
Reconciliation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,128,443
Exhibit 5, Accidental death benefits section total (net)	764
Exhibit 5, Disability—active lives section, total (net)	1,230
Exhibit 5, Disability—disabled lives section, total (net)	3,106
Exhibit 5, Miscellaneous reserves section, total (net)	80,197

Subtotal	1,213,740
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	229,388

Subtotal	229,388

Combined total	$1,443,128

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2019	$419,863	$3,964,987	$4,384,850

Reserves for separate acccounts as of December 31, 2019 with assets at:
Fair Value	$—	$21,767,934	$21,767,934
Amortized Cost	1,560,936	—	1,560,936

Total as of December 31, 2019	$1,560,936	$21,767,934	$23,328,870

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With MV adjustment	$49,689	$—	$49,689
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	346,312	20,647,131	20,993,443
At book value without fair value adjustment and with current surrender charge of less than 5%	66,718	—	66,718

Subtotal	462,719	20,647,131	21,109,850
Not subject to discretionary withdrawal	1,098,217	1,120,803	2,219,020

Total separate account reserves at December 31, 2019	$1,560,936	21,767,934	$23,328,870

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2018	$811,589	$3,513,409	$4,324,998

Reserves for separate acccounts as of December 31, 2018 with assets at:
Fair value	$—	$18,313,645	$18,313,645
Amortized cost	2,567,630	—	2,567,630

Total as of December 31, 2018	$2,567,630	$18,313,645	$20,881,275

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With MV adjustment	$76,009	$—	$76,009
At book value without fair value adjustment and with current surrender charge of 5% or more	31,986	—	31,986
At fair value	380,808	17,194,315	17,575,123
At book value without fair value adjustment and with current surrender charge of less than 5%	44,431	—	44,431

Subtotal	533,234	17,194,315	17,727,549
Not subject to discretionary withdrawal	2,034,396	1,119,330	3,153,726

Total separate account reserves at December 31, 2018	$2,567,630	$18,313,645	$20,881,275

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$1,110,527	$3,207,407	$4,317,934

Reserves for separate acccounts as of December 31, 2017 with assets at:
Fair value	$—	$20,362,611	$20,362,611
Amortized cost	4,716,009	—	4,716,009

Total as of December 31, 2017	$4,716,009	$20,362,611	$25,078,620

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With MV adjustment	$80,616	$—	$80,616
At book value without fair value adjustment and with current surrender charge of 5% or more	33,559	—	33,559
At fair value	366,460	19,160,356	19,526,816
At book value without fair value adjustment and with current surrender charge of less than 5%	46,613	—	46,613

Subtotal	527,248	19,160,356	19,687,604
Not subject to discretionary withdrawal	4,188,761	1,202,255	5,391,016

Total separate account reserves at December 31, 2017	$4,716,009	$20,362,611	$25,078,620

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2019	2018	2017
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,584,792	$4,533,285	$4,478,824
Transfers from separate accounts	(5,789,391)	(7,439,380)	(4,912,589)

Net transfers to separate accounts	(1,204,599)	(2,906,095)	(433,765)
Miscellaneous reconciling adjustments	3,689	14,160	9,916

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(1,200,910)	$(2,891,935)	$(423,849)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from general account claims at December 31, 2019 and 2018 are attributed to the following products:

	2019	2018

Variable life	$147,403	$234,854
Variable universal life	126,374	—
Variable annuities	5,167,668	4,486,780
Group annuities	13,336,993	10,821,405
Registered market value separate accounts	755,366	669,531
Non-registered market value separate accounts	900,551	778,969
Par annuities	1,442,972	1,440,469
Registered market value annuity product—SPL	2,499	2,032
Book value separate accounts	1,620,081	2,609,935

Total separate account assets	$23,499,907	$21,043,975

At December 31, 2019 and 2018, the Company held separate account assets not legally insulated from the general account in the amount of $24,081 and $25,895, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $50,669, $50,888, $48,314, $46,668, and $42,677 to the general account in 2019, 2018, 2017, 2016, and 2015, respectively. During the years ended December 31, 2019, 2018, 2017, 2016, and 2015 the general account of the Company had paid $827, $615, $1,009, $1,627, and $1,671 respectively, toward separate account guarantees.

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company reported guaranteed separate account assets at amortized cost in the amount of $1,620,081 and $2,609,935, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $1,633,649 and $2,558,199 at December 31, 2019 and 2018, respectively, which would have resulted in an unrealized gain/(loss) of $13,568 and ($51,735), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2019	2018	2017
Direct premiums	$5,332,515	$5,218,708	$5,079,996
Reinsurance assumed—non affiliates	362,489	446,450	520,633
Reinsurance assumed—affiliates	17	18	34
Reinsurance ceded—non affiliates	(243,336)	(300,323)	(668,328)
Reinsurance ceded—affiliates	(145,732)	(162,384)	(198,406)

Net premiums earned	$5,305,953	$5,202,469	$4,733,929

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company received reinsurance recoveries in the amounts of $418,025, $390,435 and $491,641 during 2019, 2018 and 2017, respectively. At December 31, 2019 and 2018, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $185,454 and $209,583, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2019 and 2018 of $3,088,694 and $4,117,520, respectively, of which $1,767,518 and $1,830,363 were ceded to affiliates.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI) to Wilton Re. As a result of the mutual concessions between the parties, the Company paid Wilton Re $599. In addition, the Company released a reinsurance receivable in the amount of $23 related to the initial proposed NSS used for closing. The net pretax impact to capital and surplus of these adjustments was $576.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and BOLI/COLI. Under the terms of the Master Agreement, the Company entered into a 90% coinsurance reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $386,087 which included a ceding commission of $26,368, and released policy and deposit- type reserves of $315,651. As a part of the transaction, the Company realized net gains on the assets that were transferred of $39,030. The IMR deferral of the transaction was $25,813. The IMR liability was simultaneously released along with historical deferrals associated with the blocks of business in the amount of $29,374, resulting in a pretax loss of $27,845, which has been included in the statements of operations.

During 2019, 2018 and 2017, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $346,651 ($225,323 after tax), $31,034 ($20,172 after tax) and $109,532 ($71,196 after tax), respectively.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Income Taxes

The net deferred income tax asset at December 31, 2019 and 2018 and the change from the prior year are comprised of the following components:

	December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$96,746	$9,833	$106,579
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	96,746	9,833	106,579
Deferred Tax Assets Nonadmitted	45,104	—	45,104

Subtotal (Net Deferred Tax Assets)	51,642	9,833	61,475
Deferred Tax Liabilities	20,380	13,045	33,425

Net Admitted Deferred Tax Assets	$31,262	$(3,212)	$28,050

	December 31, 2018
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$81,661	$10,046	$91,707
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	81,661	10,046	91,707
Deferred Tax Assets Nonadmitted	30,871	—	30,871

Subtotal (Net Deferred Tax Assets)	50,790	10,046	60,836
Deferred Tax Liabilities	24,060	9,421	33,481

Net Admitted Deferred Tax Assets	$26,730	$625	$27,355

	Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$15,085	$(213)	$14,872
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	15,085	(213)	14,872
Deferred Tax Assets Nonadmitted	14,233	—	14,233

Subtotal (Net Deferred Tax Assets)	852	(213)	639
Deferred Tax Liabilities	(3,680)	3,624	(56)

Net Admitted Deferred Tax Assets	$4,532	$(3,837)	$695

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2019	2018	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$69,535	$56,673	$12,862
Investments	1,065	1,355	(290)
Deferred acquisition costs	21,330	18,825	2,505
Compensation and benefits accrual	693	832	(139)
Receivables—nonadmitted	1,247	1,199	48
Other (including items <5% of total ordinary tax assets)	2,876	2,777	99

Subtotal	96,746	81,661	15,085
Nonadmitted	45,104	30,871	14,233

Admitted ordinary deferred tax assets	51,642	50,790	852
Capital:
Investments	9,833	10,046	(213)

Admitted deferred tax assets	$61,475	$60,836	$639

Deferred Tax Liabilities:
Ordinary
Investments	$556	$432	$124
Policyholder reserves	15,942	19,305	(3,363)
Capitalized Ceding Commissions	3,621	4,323	(702)
Other	261	—	261

Subtotal	20,380	24,060	(3,680)
Capital
Investments	13,045	9,421	3,624

Deferred tax liabilities	33,425	33,481	(56)

Net deferred tax assets/liabilities	$28,050	$27,355	$695

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $ 18,403. This change results in an offsetting ($18,403) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

As discussed in Note 2, for the years ended December 31, 2019 and 2018 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2019
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$4,471	$4,471
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	23,579	—	23,579
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,579	—	23,579
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	148,488
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	28,063	5,362	33,425

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$51,642	$9,833	$61,475

	December 31, 2018
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$4,122	$4,122
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	23,234	—	23,234
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,234	—	23,234
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	159,473
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	27,556	5,924	33,480

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$50,790	$10,046	$60,836

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$349	$349
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	345	—	345
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	345	—	345
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(10,985)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	507	(562)	(55)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$852	$(213)	$639

	December 31
	2019	2018	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	1093%	1191%	-98%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$996,450	$1,063,153	$(66,703)

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The impact of tax planning strategies at December 31, 2019 and 2018 was as follows:

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	33%	0%	28%

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	17%	32%	19%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2019	2018	Change

Current Income Tax
Federal	$21,455	$11,019	$10,436

Subtotal	21,455	11,019	10,436
Federal income tax on net capital gains	1,772	(7,004)	8,776

Federal and foreign income taxes incurred	$23,227	$4,015	$19,212

	Year Ended December 31
	2018	2017	Change

Current Income Tax
Federal	$11,019	$26,972	$(15,953)

Subtotal	11,019	26,972	(15,953)
Federal income tax on net capital gains	(7,004)	13,315	(20,319)

Federal and foreign income taxes incurred	$4,015	$40,287	$(36,272)

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2019	2018	2017
Current income taxes incurred	$23,227	$4,015	$40,287
Change in deferred income taxes (without tax on unrealized gains and losses)	(18,785)	3,459	32,885

Total income tax reported	$4,442	$7,474	$73,172

Income before taxes	$383,643	$188,983	$227,142
	21.00%	21.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$80,565	$39,686	$79,500

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$(522)	$(475)	$(592)
Dividends received deduction	(2,556)	(4,789)	(7,859)
Tax-exempt income	—	—	(151)
Nondeductible expenses	869	388	227
Pre-tax items reported net of tax	(49,246)	(8,842)	(42,452)
Tax credits	(27,744)	(18,371)	(9,455)
Prior period tax return adjustment	8,236	(5,985)	373
Change in tax rates	—	—	39,281
Change in uncertain tax positions	—	472	595
Deferred tax change on other items in surplus	(5,173)	5,377	12,211
Other	13	13	1,494

Total income tax reported	$4,442	$7,474	$73,172

On December 22, 2017, the TCJA reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $39,281, excluding $1,470 of net deferred tax asset reduction on unrealized gains/(losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2019.

Incurred income taxes available for recoupment in the event of future losses:

Total

2017	$12,614
2018	$—
2019	$2,346

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2018	$1,745
Tax positions taken during prior period	472
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2018	$2,217
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2019	$2,217

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2014 through 2018 remain open, subject to potential future examination. The Company believes there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable(receivable)

Balance at January 1, 2017	$241	$—	$241
Interest expense (benefit)	433	—	433

Balance at December 31, 2017	$674	$—	$674
Interest expense (benefit)	(227)	—	(227)

Balance at December 31, 2018	$447	$—	$447
Interest expense (benefit)	(1,633)	—	(1,633)

Balance at December 31, 2019	$(1,186)	$—	$(1,186)

10. Capital and Surplus

The Company has 24,000 common shares authorized, 16,321 shares issued and outstanding. Par value is $125.

On December 31, 2018, the Company had 17,142 common shares issued and outstanding. On December 20, 2019 the Company repurchased 821 shares of ordinary common stock at par for $103 plus additional contributed capital in the amount of $99,879 for a total of $99,982 paid to its shareholder, TLIC. These shares were subsequently cancelled.

Prior to the redemption in 2018, the Company had 45,981 shares of 6% non-voting, cumulative preferred stock outstanding with a par value of $10. On December 13, 2018, the Company redeemed 45,981 shares of preferred stock at par for $460 plus additional contributed capital in the amount of $56,381 for a total of $56,841, paid to its shareholders; TA Corp received $49,679 and TLIC received $7,162. At December 31, 2018, TA Corp owned 0 shares and TLIC owned 0 shares.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2020, without prior approval of insurance regulatory authorities, is $246,724.

On June 21, 2019, the Company paid its parent companies, TLIC and TA Corp, ordinary common stock dividends of $9,075 and $65,925, respectively.

On December 13, 2018 the Company paid its Parent companies, TLIC and TA Corp, preferred stock dividends of $430 and $2,981, respectively. On June 29, 2018 the Company paid ordinary common stock dividends of $12,105 to TLIC and $87,895 to TA Corp.

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2019, the Company meets the minimum RBC requirements.

The Company held special surplus funds in the amount of $12,928 and $10,781, as of December 31, 2019 and 2018, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2019 and 2018, respectively, securities with a fair value of $298,697 and $308,907 were on loan under securities lending agreements. At December 31, 2019 and 2018, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $311,367 and $319,971 at December 31, 2019 and 2018, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2019	2018
Open	$311,367	$319,246

Total	311,367	319,246
Securities received	—	—

Total collateral received	$311,367	$319,246

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The maturity dates of the reinvested securities lending collateral are as follows:

	2019		2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$33,002	$33,002	$26,000	$26,001
30 days or less	96,454	96,454	96,925	96,925
31 to 60 days	83,998	83,998	69,374	69,374
61 to 90 days	37,388	37,388	32,836	32,836
91 to 120 days	16,488	16,488	46,560	46,560
121 to 180 days	21,933	21,933	40,177	40,177
1 to 2 years	—	—	874	874
2 to 3 years	5,270	5,270	2,039	2,039
Greater than 3 years	16,834	16,834	5,186	5,185

Total	311,367	311,367	319,971	319,971
Securities received	—	—	—	—

Total collateral reinvested	$311,367	$311,367	$319,971	$319,971

Collateral for securities lending transactions that extend beyond one year from the report date are as follows:

Description of collateral	2019	2018
ABS AUTOS	$22,104	$2,913
ABS CREDIT CARDS	—	5,186

Total collateral extending beyond one year of the reporting date	$22,104	$8,099

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $311,631 (fair value of $311,367) that are currently tradable securities that could be sold and used to pay for the $311,367 in collateral calls that could come due under a worst-case scenario.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $739, $762, and $703 was allocated to the Company for the years ended December 31, 2019, 2018 and 2017, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $1,528, $1,490 and $1,554 for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $324, $320 and $374 for the years ended December 31, 2019, 2018 and 2017, respectively.

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2019, 2018 and 2017 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, LLC (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $40,987, $44,781 and $62,077, during 2019, 2018 and 2017, respectively. The amount paid as a result of being party to these agreements was $66,374, $96,867 and $104,502 during 2019, 2018 and 2017, respectively. Fees charged between affiliates approximate their cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $9,453, $9,820 and $10,367 for these services during 2019, 2018 and 2017, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $4,249, $4,169 and $3,484 for the years ended December 31, 2019, 2018 and 2017, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2019, 2018 and 2017, the Company paid (received) net interest of $36, $156 and $60, respectively, to (from) affiliates. At December 31, 2019 and 2018, the Company reported a net amount of $3,285 and $2,645 receivable from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

In accordance with SSAP No. 25, Affiliates and Other Related Parties, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2019, the Company had no short-term intercompany notes receivable.

At December 31, 2018, the Company had short-term intercompany notes receivable of $50,000.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	50,000	8/16/2019	1.97%

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$1,812
Real Estate Alternatives Portfolio 4 HR, LLC	5,943
Real Estate Alternatives Portfolio 4 MR, LLC	380
Aegon Multi-Family Equity Fund, LLC	17,656
Aegon Workforce Housing Fund 2, L.P.	48,821
Aegon Workforce Housing Fund 3, L.P.	2,079
Natural Resources Alternatives Portfolio I, LLC	10,637
Natural Resources Alternatives Portfolio 3, LLC	22,756
Zero Beta Fund, LLC	141,412

$251,496

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8bi entities) as of December 31, 2019 and 2018:

December 31, 2019

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$2,273	$2,273	$—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$2,273	$2,273	$—

SSAP No. 97 8b(iv) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$2,273	$2,273	$—

Aggregate Total	XXX	$2,273	$2,273	$—

December 31, 2018

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$3,932	$3,932	$—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$3,932	$3,932	$—

SSAP No. 97 8b(iv) Entities
	—%	$—	$—	$—
	—	—	—	—
	—	—	—	—

Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$3,932	$3,932	$—

Aggregate Total	XXX	$3,932	$3,932	$—

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2019

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$3,672	Y	N	I
			$—	—	—	—

Total SSAP No. 97 8b(iii) Entities	—	—	3,672	—	—	—

SSAP No. 97 8b(iv) Entities
			$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entiti	—	—	$3,672	—	—	—

Aggregate Total	—	—	$3,672	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

December 31, 2018

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$2,889	Y	N	I
			—	—	—	—

Total SSAP No. 97 8b(iii) Entities	—	—	$2,889	—	—	—

SSAP No. 97 8b(iv) Entities
			$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entiti	—	—	$2,889	—	—	—

Aggregate Total	—	—	$2,889	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN#	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums
The Vanguard Group, Inc.	23-1945930	No	Deferred and Income	C, B, P, U	$52,354
100 Vanguard Blvd			Annuities
Malvern, PA 19355

C  -    Claims Payment

B  -    Binding Authority

P  -    Premium Collection

U  -    Underwriting

For years ended December 31, 2019, 2018 and 2017, the Company had $52,354, $60,163 and $50,268, respectively, of direct premiums written by The Vanguard Group, Inc.

15. Commitments and Contingencies

At December 31, 2019 and 2018, the Company has mortgage loan commitments of $68,611 and $33,752, respectively.

The Company has contingent commitments of $142,812 and $169,294, at December 31, 2019 and 2018, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $104,437 and $149,810, respectively.

Private placement commitments outstanding as of December 31, 2019 and 2018 were $14,610 and $22,936, respectively.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2019 and 2018, respectively, was $8,718 and $0.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2019 and 2018, respectively, was $60,038 and $61,144.

At December 31, 2019 and 2018, securities in the amount of $0 and $2,387, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2019	2018

Activity Stock	$2,554	$1,115

Total	$2,554	$1,115

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $66 and $77, and an offsetting premium tax benefit of $50 and $60 at December 31, 2019 and 2018, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $4,700 , $254 and $3,412 for the years ended December 31, 2019, 2018 and 2017, respectively.

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2019 and 2018, the Company had dollar repurchase agreements outstanding in the amount $66,348 and $0, which is included in borrowed money on the balance sheets. Those amounts included accrued interest of $172 and $0 at December 31, 2019 and 2018, respectively. At December 31, 2019, securities with a book value of $66,227 and a fair value of $66,360 were subject to dollar repurchase agreements. These securities have maturity dates that range from December 1, 2048 to September 1, 2049. At December 31, 2018, securities with a book value of $0 and a fair value of $0 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2019	2018
Open	$66,176	$—

Total	66,176	—
Securities received	—	$—

Total collateral received	$66,176	—

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2019 and 2018 there were no securities sold and reacquired within 30 days of the sale date.

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

17. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the NYDFS in the 2019 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2019	2018
Balance Sheets
Total assets as reported in the Company’s Annual Statement	$31,907,545	$29,480,572
Securities lending reinvested collateral assets	—	11,000

Total assets as reported in the accompanying audited statutory basis balance sheet	$31,907,545	$29,491,572

Total liabilities as reported in the Company’s Annual Statement	$30,889,577	$28,390,062
Decrease in policy and contract claim reserves	(8,268)	—
Increase in other liabilities	1,736	—
Payable for collateral under securities loaned and other transactions	—	11,000

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$30,883,045	$28,401,062

Total capital and surplus as reported in the Company’s Annual Statement	$1,017,968	$1,090,510
Increase in net income	6,532	—

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$1,024,500	$1,090,510

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$351,150	$200,439
Decrease in premiums and other considerations	(406,853)	(551,350)
Decrease in net investment income	—	(3,400)
Increase (decrease) in fee revenue and other income	(1,150)	10,700
Decrease in surrender benefits	360,117	578,919
Increase in net transfers to (from) separate accounts	47,886	(33,369)
Decrease in death benefits	8,268	—
Increase in federal income tax expense	(1,736)	(1,029)
Increase in net realized capital gains (losses), after tax and amounts	—	1,200
transferred to interest maintenance reserve

Total net income as reported in the accompanying audited statutory basis statement of operations	$357,682	$202,110

Statement of Changes in Capital and Surplus
Capital and surplus	$1,017,968	$1,090,510
Increase in net income	6,532	1,671
Decrease in other changes—net	—	(1,671)

Total capital and surplus as reported in the accompanying audited statutory basis statements of changes in capital and surplus	1,024,500	1,090,510

The reconciling differences to the Annual Statement are driven by Management’s decision to revise prior year amounts. Please refer to Revision to Prior Years in Note 3 for further details. Management also decided to record a current year adjustment identified after annual statement reporting.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

18. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2019 through April 27, 2020.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing disruption to business, markets, and industry. The Company is continuously monitoring the market, and the economic factors that impact the Company, to proactively manage the associated risks. At this point, management believes that the most significant risks the Company faces are related to financial markets (particularly credit, equity, and interest rates risks), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). As of the audit report release date, the Company continues to monitor and evaluate the impacts of the COVID -19 crisis on the Company’s 2020 results through the use of sensitivities and stress testing. While it is too early to provide long -term impacts, if any, management has determined the Company remains strongly capitalized with RBC remaining within target limits set by the capital management policy.

82

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550

83

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Entity Name	FEIN
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc	61-1513662
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790

84

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Entity Name	FEIN
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

85

Statutory-Basis

Financial Statement Schedule

86

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2019

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$462,692	$598,203	$476,086
States, municipalities and political subdivisions	92,649	96,826	92,649
Foreign governments	85,432	96,049	85,431
Hybrid securities	107,707	107,077	107,707
All other corporate bonds	4,572,019	4,929,354	4,570,885
Preferred stocks	4,552	4,759	4,552

Total fixed maturities	5,325,051	5,832,268	5,337,310
Equity securities
Common stocks:
Industrial, miscellaneous and all other	3,759	3,763	3,763

Total equity securities	3,759	3,763	3,763
Mortgage loans on real estate	1,546,510		1,546,510
Policy loans	130,787		130,787
Other long-term investments	35,548		35,548
Securities lending	311,367		311,367
Cash, cash equivalents and short-term investments	439,852		439,852

Total investments	$7,792,874		$7,805,137

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.
(2)

United States government, state, municipal and political, hybrid and corporate bonds of $3,504 are held at fair value rather than amortized cost due to having an NAIC 6 rating. No preferred stock securities are held at fair value of $0 due to having an NAIC 6 rating.

87

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Unearned Expenses	Premiums Liabilities	Policy and Contract	Premium Revenue		Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2019
Individual life	$1,245,762	$—	$14,317	$171,165		$61,536	$70,837	$65,344
Individual health	114,044	3,759	6,519	41,249		4,828	12,282	18,861
Group life and health	216,267	2,315	7,947	67,347		11,062	33,566	24,159
Annuity	4,911,215	—	466	5,026,192		266,911	6,651,392	(1,054,826)

	$6,487,288	$6,074	$29,249	$5,305,953		$344,337	$6,768,077	$(946,462)

Year ended December 31, 2018
Individual life	$1,144,735	$—	$17,698	$165,615		$47,990	$189,660	$63,239
Individual health	72,413	3,921	12,785	45,825		3,709	12,540	18,262
Group life and health	197,548	2,352	9,745	77,157		8,559	58,907	20,799
Annuity	5,218,604	—	1,009	4,913,872		238,546	8,007,340	(2,740,425)
Other	—	—	—	—		48,431	—	—

	$6,633,300	$6,273	$41,237	$5,202,469		$347,235	$8,268,447	$(2,638,125)

Year ended December 31, 2017
Individual life	$1,045,834	$—	$18,135	$(1,299	) $	47,944	$18,776	$57,492
Individual health	85,754	4,305	10,860	49,067		3,206	72,440	14,485
Group life and health	181,571	2,554	10,627	79,898		8,035	63,981	31,511
Annuity	5,447,545	—	519	4,606,263		259,675	5,231,402	(286,905)
Other	—	—	—	—		52,874	—	—

	$6,760,704	$6,859	$40,141	$4,733,929		$371,734	$5,386,599	$(183,417)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

88

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2019
Life insurance in force	$26,128,106	$119,674,715	$117,273,163	$23,726,554	494%

Premiums:
Individual life	$188,457	$374,053	$356,761	$171,165	208%
Individual health	41,256	35	28	41,249	0%
Group life and health	81,121	14,681	907	67,347	1%
Annuity	5,021,681	299	4,810	5,026,192	0%

	$5,332,515	$389,068	$362,506	$5,305,953	7%

Year ended December 31, 2018
Life insurance in force	$25,896,718	$142,547,888	$139,964,032	$23,312,862	600%

Premiums:
Individual life	$182,304	$456,379	$439,690	$165,615	265%
Individual health	45,880	90	35	45,825	0%
Group life and health	81,286	5,253	1,124	77,157	1%
Annuity	4,909,238	985	5,619	4,913,872	0%

	$5,218,708	$462,707	$446,468	$5,202,469	8%

Year ended December 31, 2017
Life insurance in force	$25,419,746	$154,374,478	$151,926,555	$22,971,822	661%

Premiums:
Individual life	$179,651	$694,892	$513,942	$(1,299)	-39579%
Individual health	49,240	193	20	49,067	0%
Group life and health	81,890	3,073	1,081	79,898	1%
Annuity	4,769,215	168,576	5,624	4,606,263	0%

	$5,079,996	$866,734	$520,667	$4,733,929	10%

89

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2019 and 2018

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Core Bond Service Class (1)
DFA VA Equity Allocation (3)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Global Bond (3)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA Global Moderate Allocation (3)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA International Small (3)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA International Value (3)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA Short-Term Fixed (3)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
DFA VA U.S. Large Value (3)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
DFA VA U.S. Targeted Value (3)	TA Levin Large Cap Value Service Class (2)
Fidelity® VIP Balanced Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Franklin Income Class 2 Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA PIMCO Total Return Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA PIMCO Total Return Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA Small/Mid Cap Value Service Class (1)
MFS® New Discovery Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
MFS® Total Return Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA TS&W International Equity Initial Class (1)
TA 60/40 Allocation Service Class (2)	TA TS&W International Equity Service Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA U.S. Equity Index Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA WMC US Growth Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA WMC US Growth Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® - Capital Growth (3)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® - Conservative Allocation (3)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® - Diversified Value (3)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Balanced (3)
TA BlackRock Global Allocation Service Class (1)	Vanguard® Equity Income (3)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Vanguard® Equity Index (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Vanguard® Global Bond Index (3)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Growth (3)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® High Yield Bond (3)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® International (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock iShares Edge 100 Service Class (1)	Vanguard® Moderate Allocation (3)
TA BlackRock iShares Edge 40 Initial Class (1)	Vanguard® Money Market (3)
TA BlackRock iShares Edge 40 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock iShares Edge 50 Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Edge 75 Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Tactical Allocation Service Class (1)	Vanguard® Total International Stock Market Index (3)
TA Greystone International Growth Initial Class (1)	Vanguard® Total Stock Market Index (3)
TA Greystone International Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA International Equity Index Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA Janus Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA Janus Mid-Cap Growth Initial Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Mid-Cap Growth Service Class (1)	Wanger International (1)
TA JPMorgan Asset Allocation - Conservative Initial Class (1)	Wanger USA (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statements of operations and changes in net assets for the year ended December 31, 2019 and the period May 1, 2018 (commencement of operations) through December 31, 2018
(3)	Statements of operations and changes in net assets for the period December 23, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 17, 2020

We have served as the auditor of one or more of the subaccounts of Separate Account VA BNY since 2014.

1

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	571,782.718	$6,143,008	$5,775,005	$8	$5,775,013	1,415,672	$2.036880	$15.183174
AB Growth and Income Class B Shares	833,622.359	25,080,834	24,808,601	63	24,808,664	4,287,814	2.047969	19.679929
AB Large Cap Growth Class B Shares	6,959.206	305,631	398,623	(5)	398,618	110,099	2.531101	17.177241
American Funds - Asset Allocation Class 2 Shares	2,808,643.407	62,480,510	66,817,627	(43)	66,817,584	10,219,303	2.076358	16.996598
American Funds - Bond Class 2 Shares	1,608,889.692	17,376,735	17,729,964	(67)	17,729,897	4,067,969	1.132557	11.323489
American Funds - Growth Class 2 Shares	904,259.073	66,903,577	72,856,154	7	72,856,161	5,153,853	2.970878	24.274122
American Funds - Growth-Income Class 2 Shares	918,324.284	43,974,465	45,989,680	37	45,989,717	3,578,073	2.626851	21.868044
American Funds - International Class 2 Shares	1,966,461.693	39,039,469	40,863,074	(47)	40,863,027	11,158,019	1.408836	14.760493
DFA VA Equity Allocation	-	-	-	-	-	-	10.041461	10.042064
DFA VA Global Bond	-	-	-	-	-	-	10.008134	10.008736
DFA VA Global Moderate Allocation	-	-	-	-	-	-	10.028724	10.029328
DFA VA International Small	-	-	-	-	-	-	10.144432	10.145042
DFA VA International Value	-	-	-	-	-	-	10.031312	10.031917
DFA VA Short-Term Fixed	-	-	-	-	-	-	9.998584	9.999186
DFA VA U.S. Large Value	-	-	-	-	-	-	10.027809	10.028414
DFA VA U.S. Targeted Value	-	-	-	-	-	-	9.993026	9.993629
Fidelity® VIP Balanced Service Class 2	1,828,185.931	31,423,189	34,772,096	82	34,772,178	7,129,126	1.872855	17.713821
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	20.647796	21.135276
Fidelity® VIP Contrafund® Service Class 2	1,782,238.271	58,774,693	64,338,802	44	64,338,846	7,212,975	2.206644	20.738773
Fidelity® VIP Equity-Income Service Class 2	24,604.072	502,793	568,354	(9)	568,345	246,717	1.870408	12.479078
Fidelity® VIP Growth Service Class 2	14,796.688	719,944	1,145,708	22	1,145,730	347,776	2.485802	17.100992
Fidelity® VIP Growth Opportunities Service Class 2	67.657	1,579	3,251	7	3,258	1,150	2.752790	3.723174
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	17.540204	17.954380
Fidelity® VIP Mid Cap Service Class 2	856,457.806	27,735,498	27,192,535	14	27,192,549	2,704,386	2.018607	17.617757
Fidelity® VIP Value Strategies Initial Class	1,976.360	26,356	26,305	-	26,305	1,534	16.748187	17.143663
Fidelity® VIP Value Strategies Service Class 2	975,495.002	12,765,918	13,100,898	(21)	13,100,877	1,436,606	2.024143	16.808811
Franklin Allocation Class 4 Shares	325,209.501	2,325,548	2,266,710	(9)	2,266,701	1,035,878	2.078832	11.522228
Franklin Income Class 2 Shares	144,456.944	2,178,022	2,298,310	7	2,298,317	1,442,333	1.462567	11.723515
Franklin Mutual Shares Class 2 Shares	27,706.177	506,695	521,153	15	521,168	336,678	1.390236	11.538677
Franklin Templeton Foreign Class 2 Shares	77,862.382	1,077,529	1,084,623	(3)	1,084,620	1,045,944	0.961381	10.693765
Invesco V.I. American Franchise Series II Shares	2,525.081	117,034	161,353	9	161,362	69,582	2.166813	15.806723
Janus Henderson - Enterprise Service Shares	4,858.507	252,697	388,340	12	388,352	80,431	1.941520	16.179423
Janus Henderson - Global Research Service Shares	6,526.559	205,874	360,723	(5)	360,718	188,381	1.249676	14.453939
Janus Henderson - Mid Cap Value Service Shares	160.167	2,416	2,582	(3)	2,579	900	2.787162	2.959091
JPMorgan Insurance Trust Core Bond Class 1 Shares	37,949.307	426,532	426,550	(7)	426,543	312,512	1.279021	10.459976
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	16,758.642	108,872	197,920	(3)	197,917	52,138	3.540639	11.639217
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	50.666	846	1,167	(1)	1,166	308	3.533728	11.582122
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	3,116.699	59,805	100,576	5	100,581	24,613	3.821041	13.834941
MFS® New Discovery Service Class	105,311.866	1,709,240	1,897,720	(13)	1,897,707	494,433	3.267408	16.693531
MFS® Total Return Service Class	41,102.513	861,766	1,004,134	(15)	1,004,119	491,795	1.688912	12.155997
State Street Total Return V.I.S. Class 3 Shares	293,002.679	4,737,475	4,647,022	12	4,647,034	1,286,288	1.513073	14.248531
TA 60/40 Allocation Service Class	103,171.634	1,044,467	1,153,459	(1)	1,153,458	101,302	11.209732	11.552036

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Aegon High Yield Bond Initial Class	10,658.868	$84,937	$82,926	$2	$82,928	25,128	$1.580578	$13.512196
TA Aegon High Yield Bond Service Class	998,212.423	7,878,514	7,895,860	1	7,895,861	1,767,357	1.788970	13.168392
TA Aegon U.S. Government Securities Initial Class	17,082.929	199,767	186,546	(3)	186,543	89,828	1.196712	2.076661
TA Aegon U.S. Government Securities Service Class	2,943,636.896	33,400,919	33,204,224	(33)	33,204,191	9,041,053	1.097688	10.715070
TA American Funds Managed Risk - Balanced Service Class	6,345,355.109	68,675,165	75,573,179	(100)	75,573,079	6,177,727	11.732256	12.842299
TA Barrow Hanley Dividend Focused Initial Class	145,943.659	2,471,182	3,293,948	26	3,293,974	1,100,009	1.658598	18.085286
TA Barrow Hanley Dividend Focused Service Class	1,029,294.456	22,968,105	23,251,762	(1)	23,251,761	4,708,955	1.732018	17.608666
TA BlackRock Global Allocation Service Class	4,525,547.882	62,246,869	68,154,751	139	68,154,890	19,575,170	1.373191	13.713017
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	1,518,806.729	14,391,476	15,233,631	31	15,233,662	1,420,910	10.336924	11.522436
TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,011,059.309	9,432,181	10,262,252	(13)	10,262,239	938,245	10.557814	12.056512
TA BlackRock Global Real Estate Securities Initial Class	1,136.399	14,900	15,228	(5)	15,223	4,917	1.627762	12.822063
TA BlackRock Global Real Estate Securities Service Class	454,724.121	5,979,664	6,407,063	(9)	6,407,054	1,280,292	1.351017	12.491824
TA BlackRock Government Money Market Initial Class	179,060.770	179,061	179,061	2	179,063	135,343	0.795145	1.323027
TA BlackRock Government Money Market Service Class	29,386,979.888	29,386,978	29,386,980	(265)	29,386,715	8,862,256	0.781551	10.030370
TA BlackRock iShares Edge 100 Service Class	1,788,956.810	20,864,699	25,582,082	(1)	25,582,081	1,720,071	13.423806	15.243939
TA BlackRock iShares Edge 40 Initial Class	6,516.919	56,351	61,194	1	61,195	31,980	1.547032	2.000315
TA BlackRock iShares Edge 40 Service Class	2,342,841.543	21,982,451	21,835,283	(4)	21,835,279	5,634,719	1.186601	12.913756
TA BlackRock iShares Edge 50 Service Class	2,124,393.279	24,563,487	26,937,307	(7)	26,937,300	2,157,603	11.843892	12.969490
TA BlackRock iShares Edge 75 Service Class	1,567,168.558	18,340,728	21,407,523	5	21,407,528	1,582,836	12.615169	13.962134
TA BlackRock Tactical Allocation Service Class	6,160,056.090	94,811,182	97,944,892	276	97,945,168	23,323,488	1.333545	14.348419
TA Greystone International Growth Initial Class	13,669.275	114,698	113,728	(4)	113,724	59,963	1.619456	13.829997
TA Greystone International Growth Service Class	992,516.908	8,586,765	8,079,088	(39)	8,079,049	1,597,061	1.368285	13.480466
TA International Equity Index Service Class	374,253.086	4,028,083	4,255,258	3	4,255,261	380,767	10.797802	11.473030
TA Janus Balanced Service Class	6,085,400.522	86,426,690	102,356,437	(128)	102,356,309	14,667,063	1.596971	17.294286
TA Janus Mid-Cap Growth Initial Class	537.407	16,689	21,271	(1)	21,270	4,730	2.153793	19.589675
TA Janus Mid-Cap Growth Service Class	533,614.113	18,075,345	20,122,588	17	20,122,605	3,279,903	2.393999	19.079610
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	1.656093	2.114188
TA JPMorgan Asset Allocation - Conservative Service Class	6,067,147.772	63,073,273	63,826,395	(130)	63,826,265	18,105,007	1.299602	13.167548
TA JPMorgan Asset Allocation - Growth Initial Class	3,282.905	34,403	41,168	1	41,169	16,941	2.139756	2.870741
TA JPMorgan Asset Allocation - Growth Service Class	790,890.524	9,400,158	9,822,860	8	9,822,868	1,582,914	1.606701	16.876109
TA JPMorgan Asset Allocation - Moderate Initial Class	31,512.170	380,045	378,461	-	378,461	174,302	1.858093	2.404150
TA JPMorgan Asset Allocation - Moderate Service Class	26,616,874.592	306,547,075	314,877,626	(56)	314,877,570	73,968,848	1.500975	14.180773
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,923.185	46,885	48,804	(2)	48,802	21,059	2.012922	2.644304
TA JPMorgan Asset Allocation - Moderate Growth Service Class	15,324,423.785	182,438,952	187,724,191	160	187,724,351	41,813,237	1.428766	15.374127
TA JPMorgan Core Bond Service Class	2,923,920.470	40,432,340	41,431,953	(67)	41,431,886	10,793,962	1.100675	11.413570
TA JPMorgan Enhanced Index Initial Class	34,165.756	593,171	751,988	1	751,989	173,973	2.479689	21.859789
TA JPMorgan Enhanced Index Service Class	259,440.486	5,374,441	5,689,530	7	5,689,537	564,116	2.408483	21.302258
TA JPMorgan International Moderate Growth Service Class	4,472,240.013	43,632,705	44,185,731	96	44,185,827	14,401,813	1.140421	12.909243
TA JPMorgan Mid Cap Value Service Class	1,135,197.762	18,471,461	18,129,108	(17)	18,129,091	1,664,311	2.285156	18.373288
TA JPMorgan Tactical Allocation Service Class	5,218,330.949	77,658,914	82,867,095	(14)	82,867,081	15,867,118	1.247201	12.911714
TA Legg Mason Dynamic Allocation - Balanced Service Class	6,562,199.871	77,654,504	85,177,354	82	85,177,436	15,186,512	1.165230	13.295055
TA Legg Mason Dynamic Allocation - Growth Service Class	4,067,156.059	50,298,673	55,720,038	(183)	55,719,855	9,594,730	1.291710	13.860477

See accompanying notes.	3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Levin Large Cap Value Service Class	82,570.344	$827,273	$866,163	$-	$866,163	83,542	$10.236136	$10.548792
TA Madison Diversified Income Service Class	417,124.303	5,524,995	5,773,000	1	5,773,001	479,428	1.423157	13.855150
TA Managed Risk - Balanced ETF Service Class	35,321,810.706	408,675,621	453,178,831	83	453,178,914	92,287,393	1.182569	13.805374
TA Managed Risk - Conservative ETF Service Class	6,093,521.612	73,355,611	76,229,955	(44)	76,229,911	21,020,453	1.196153	13.194429
TA Managed Risk - Growth ETF Service Class	32,697,120.887	329,339,734	354,763,762	(80)	354,763,682	82,914,893	1.396277	14.924205
TA Market Participation Strategy Service Class	2,846,679.551	33,243,919	33,306,151	29	33,306,180	6,372,242	1.373424	14.947930
TA Morgan Stanley Capital Growth Initial Class	112,163.446	1,941,489	2,070,537	(6)	2,070,531	497,222	3.460703	10.546561
TA Morgan Stanley Capital Growth Service Class	1,710,775.926	29,528,747	30,451,811	(1)	30,451,810	2,312,397	3.159661	28.633381
TA Multi-Managed Balanced Initial Class	2,295.965	30,878	35,679	(10)	35,669	12,065	2.587224	3.064942
TA Multi-Managed Balanced Service Class	9,278,375.878	127,703,064	140,845,746	44	140,845,790	14,676,803	1.917095	16.935426
TA Multi-Manager Alternative Strategies Service Class	40,053.864	399,360	408,149	-	408,149	39,931	9.827363	10.759892
TA PIMCO Tactical - Balanced Service Class	2,874,927.423	33,467,288	35,792,846	(18)	35,792,828	8,706,125	1.184655	14.242665
TA PIMCO Tactical - Conservative Service Class	1,878,357.071	21,452,493	22,878,389	(13)	22,878,376	5,073,711	1.152799	13.812809
TA PIMCO Tactical - Growth Service Class	3,102,956.934	35,337,901	38,321,518	3	38,321,521	6,130,646	1.205599	14.795020
TA PIMCO Total Return Initial Class	21,349.127	245,018	251,066	3	251,069	144,114	1.429002	1.788380
TA PIMCO Total Return Service Class	6,155,660.385	70,139,978	71,713,443	86	71,713,529	24,181,100	1.129466	11.292052
TA PineBridge Inflation Opportunities Service Class	1,549,068.916	15,929,728	16,265,224	(14)	16,265,210	6,890,549	1.003019	10.721312
TA ProFunds UltraBear Service Class (OAM)	1,620,055.527	712,911	453,616	120	453,736	18,877,817	0.022777	4.085741
TA QS Investors Active Asset Allocation - Conservative Service Class	2,048,092.221	21,738,665	22,160,358	(18)	22,160,340	6,386,750	1.124829	12.586417
TA QS Investors Active Asset Allocation - Moderate Service Class	7,409,314.588	83,838,201	85,725,770	51	85,725,821	21,167,125	1.189098	12.826137
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	4,251,674.551	47,475,379	48,681,674	69	48,681,743	10,905,328	1.175003	13.178551
TA Small/Mid Cap Value Initial Class	151,571.356	2,887,912	2,957,157	6	2,957,163	258,481	2.228640	18.992028
TA Small/Mid Cap Value Service Class	875,248.770	16,860,569	16,559,707	51	16,559,758	3,108,705	2.381408	18.502409
TA T. Rowe Price Small Cap Initial Class	10,925.273	149,224	179,393	(4)	179,389	55,309	2.654063	23.134489
TA T. Rowe Price Small Cap Service Class	2,778,537.894	39,299,754	42,539,415	(55)	42,539,360	4,617,104	3.286651	22.537792
TA TS&W International Equity Initial Class	48,800.924	585,903	680,773	12	680,785	259,790	1.588245	13.472175
TA TS&W International Equity Service Class	290,872.865	3,728,033	4,022,772	(3)	4,022,769	670,221	1.117687	13.122850
TA U.S. Equity Index Service Class	2,448,399.095	31,264,616	34,204,135	(1)	34,204,134	2,521,965	13.126540	13.947190
TA WMC US Growth Initial Class	153,747.650	4,318,329	5,281,232	33	5,281,265	2,182,247	2.331741	25.976133
TA WMC US Growth Service Class	1,104,075.425	30,575,725	36,887,160	30	36,887,190	4,841,963	2.349056	25.299834
Vanguard® - Capital Growth	-	-	-	-	-	-	9.996130	9.996734
Vanguard® - Conservative Allocation	-	-	-	-	-	-	10.017464	10.018067
Vanguard® - Diversified Value	-	-	-	-	-	-	10.029067	10.029672
Vanguard® Balanced	-	-	-	-	-	-	10.018668	10.019273
Vanguard® Equity Income	-	-	-	-	-	-	10.011008	10.011612
Vanguard® Equity Index	0.025	1	1	(1)	-	-	21.718082	22.233362
Vanguard® Global Bond Index	-	-	-	-	-	-	10.003255	10.003858
Vanguard® Growth	-	-	-	-	-	-	10.020892	10.021498
Vanguard® High Yield Bond	-	-	-	-	-	-	9.998584	9.999187
Vanguard® International	-	-	-	-	-	-	17.035388	17.439617
Vanguard® Mid-Cap Index	28,677.140	674,242	689,112	-	689,112	35,072	19.551647	20.015600
Vanguard® Moderate Allocation	-	-	-	-	-	-	10.025212	10.025816

See accompanying notes.	4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Money Market	-	$-	$-	$-	$-	-	$10.002871	$10.003474
Vanguard® Real Estate Index	20,764.170	279,306	285,300	-	285,300	18,469	15.404460	15.769934
Vanguard® Short-Term Investment Grade	76,073.844	822,934	824,640	-	824,640	76,045	10.800536	11.056859
Vanguard® Total Bond Market Index	64,078.043	782,393	782,393	-	782,393	70,627	11.061419	11.323946
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	10.064487	10.065095
Vanguard® Total Stock Market Index	-	-	-	-	-	-	10.026688	10.027294
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	11.216562	11.895959
Voya Large Cap Value Class S Shares	-	-	-	-	-	-	12.302833	13.010274
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	11.168304	11.620652
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	11.748723	12.224651
Wanger International	-	-	-	-	-	-	14.110258	14.443439
Wanger USA	-	-	-	-	-	-	21.363082	21.867468

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount

Net Assets as of December 31, 2017:	$4,712,679	$25,327,849	$445,455	$54,222,730	$16,486,527

Investment Income:
Reinvested Dividends	84,866	190,319	-	979,042	381,919
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,867	372,147	6,083	917,312	268,293
Net Investment Income (Loss)	3,999	(181,828)	(6,083)	61,730	113,626

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	379,799	2,893,036	51,116	2,280,167	22,541
Realized Gain (Loss) on Investments	(54,752)	783,886	65,071	1,724,304	(159,664)
Net Realized Capital Gains (Losses) on Investments	325,047	3,676,922	116,187	4,004,471	(137,123)
Net Change in Unrealized Appreciation (Depreciation)	(753,760)	(5,248,328)	(98,999)	(7,878,698)	(373,910)
Net Gain (Loss) on Investment	(428,713)	(1,571,406)	17,188	(3,874,227)	(511,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	(424,714)	(1,753,234)	11,105	(3,812,497)	(397,407)

Increase (Decrease) in Net Assets from Contract Transactions	656,550	(1,025,576)	(77,572)	3,873,151	(580,582)

Total Increase (Decrease) in Net Assets	231,836	(2,778,810)	(66,467)	60,654	(977,989)

Net Assets as of December 31, 2018:	$4,944,515	$22,549,039	$378,988	$54,283,384	$15,508,538

Investment Income:
Reinvested Dividends	130,082	257,462	-	1,201,329	456,457
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,953	359,226	5,725	1,049,140	289,552
Net Investment Income (Loss)	43,129	(101,764)	(5,725)	152,189	166,905

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	674,822	2,706,336	56,876	3,110,573	-
Realized Gain (Loss) on Investments	(124,803)	354,756	42,566	953,214	24,616
Net Realized Capital Gains (Losses) on Investments	550,019	3,061,092	99,442	4,063,787	24,616
Net Change in Unrealized Appreciation (Depreciation)	225,093	1,831,993	18,424	6,421,324	1,074,292
Net Gain (Loss) on Investment	775,112	4,893,085	117,866	10,485,111	1,098,908

Net Increase (Decrease) in Net Assets Resulting from Operations	818,241	4,791,321	112,141	10,637,300	1,265,813

Increase (Decrease) in Net Assets from Contract Transactions	12,257	(2,531,696)	(92,511)	1,896,900	955,546

Total Increase (Decrease) in Net Assets	830,498	2,259,625	19,630	12,534,200	2,221,359

Net Assets as of December 31, 2019:	$5,775,013	$24,808,664	$398,618	$66,817,584	$17,729,897

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth- Income Class 2 Shares	American Funds - International Class 2 Shares	DFA VA Equity Allocation	DFA VA Global Bond
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$43,786,720	$31,707,232	$17,419,416	$-	$-

Investment Income:
Reinvested Dividends	214,820	455,028	520,971	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	844,766	531,638	417,448	-	-
Net Investment Income (Loss)	(629,946)	(76,610)	103,523	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,661,468	1,994,012	847,593	-	-
Realized Gain (Loss) on Investments	1,498,128	882,708	121,259	-	-
Net Realized Capital Gains (Losses) on Investments	6,159,596	2,876,720	968,852	-	-
Net Change in Unrealized Appreciation (Depreciation)	(6,779,314)	(4,022,359)	(5,968,544)	-	-
Net Gain (Loss) on Investment	(619,718)	(1,145,639)	(4,999,692)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,249,664)	(1,222,249)	(4,896,169)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	927,421	(924,635)	15,994,922	-	-

Total Increase (Decrease) in Net Assets	(322,243)	(2,146,884)	11,098,753	-	-

Net Assets as of December 31, 2018:	$43,464,477	$29,560,348	$28,518,169	$-	$-

Investment Income:
Reinvested Dividends	479,711	700,089	550,335	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,008,244	682,961	615,500	-	-
Net Investment Income (Loss)	(528,533)	17,128	(65,165)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,241,646	3,900,466	883,652	-	-
Realized Gain (Loss) on Investments	951,689	471,189	179,650	-	-
Net Realized Capital Gains (Losses) on Investments	7,193,335	4,371,655	1,063,302	-	-
Net Change in Unrealized Appreciation (Depreciation)	7,847,420	3,634,725	5,519,753	-	-
Net Gain (Loss) on Investment	15,040,755	8,006,380	6,583,055	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	14,512,222	8,023,508	6,517,890	-	-

Increase (Decrease) in Net Assets from Contract Transactions	14,879,462	8,405,861	5,826,968	-	-

Total Increase (Decrease) in Net Assets	29,391,684	16,429,369	12,344,858	-	-

Net Assets as of December 31, 2019:	$72,856,161	$45,989,717	$40,863,027	$-	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	DFA VA Global Moderate Allocation	DFA VA International Small	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA U.S. Large Value
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	DFA VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$24,492,159	$-	$44,958,123	$761,780

Investment Income:
Reinvested Dividends	-	361,168	-	194,833	11,958
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	372,196	-	656,860	9,534
Net Investment Income (Loss)	-	(11,028)	-	(462,027)	2,424

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,287,747	-	3,963,223	34,596
Realized Gain (Loss) on Investments	-	573,253	-	248,190	31,075
Net Realized Capital Gains (Losses) on Investments	-	1,861,000	-	4,211,413	65,671
Net Change in Unrealized Appreciation (Depreciation)	-	(3,641,031)	-	(7,187,985)	(122,221)
Net Gain (Loss) on Investment	-	(1,780,031)	-	(2,976,572)	(56,550)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(1,791,059)	-	(3,438,599)	(54,126)

Increase (Decrease) in Net Assets from Contract Transactions	-	4,007,803	-	(4,374,193)	(205,014)

Total Increase (Decrease) in Net Assets	-	2,216,744	-	(7,812,792)	(259,140)

Net Assets as of December 31, 2018:	$-	$26,708,903	$-	$37,145,331	$502,640

Investment Income:
Reinvested Dividends	-	499,219	-	119,544	9,761
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	424,097	-	693,045	7,786
Net Investment Income (Loss)	-	75,122	-	(573,501)	1,975

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,430,559	-	4,996,931	35,911
Realized Gain (Loss) on Investments	-	369,756	-	8,042	331
Net Realized Capital Gains (Losses) on Investments	-	1,800,315	-	5,004,973	36,242
Net Change in Unrealized Appreciation (Depreciation)	-	4,319,284	-	7,811,782	82,470
Net Gain (Loss) on Investment	-	6,119,599	-	12,816,755	118,712

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,194,721	-	12,243,254	120,687

Increase (Decrease) in Net Assets from Contract Transactions	-	1,868,554	-	14,950,261	(54,982)

Total Increase (Decrease) in Net Assets	-	8,063,275	-	27,193,515	65,705

Net Assets as of December 31, 2019:	$-	$34,772,178	$-	$64,338,846	$568,345

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,003,079	$2,289	$-	$36,379,914	$27,025

Investment Income:
Reinvested Dividends	425	2	-	117,070	256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,959	35	-	474,371	171
Net Investment Income (Loss)	(14,534)	(33)	-	(357,301)	85

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	147,043	135	-	3,138,834	1,183
Realized Gain (Loss) on Investments	62,060	61	-	810,380	(4)
Net Realized Capital Gains (Losses) on Investments	209,103	196	-	3,949,214	1,179
Net Change in Unrealized Appreciation (Depreciation)	(203,388)	73	-	(7,390,890)	(6,090)
Net Gain (Loss) on Investment	5,715	269	-	(3,441,676)	(4,911)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,819)	236	-	(3,798,977)	(4,826)

Increase (Decrease) in Net Assets from Contract Transactions	(86,747)	(82)	-	(12,187,209)	(4)

Total Increase (Decrease) in Net Assets	(95,566)	154	-	(15,986,186)	(4,830)

Net Assets as of December 31, 2018:	$907,513	$2,443	$-	$20,393,728	$22,195

Investment Income:
Reinvested Dividends	568	-	-	174,074	413
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,904	40	-	357,956	167
Net Investment Income (Loss)	(14,336)	(40)	-	(183,882)	246

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,741	233	-	2,788,485	2,352
Realized Gain (Loss) on Investments	27,381	72	-	(369,387)	(352)
Net Realized Capital Gains (Losses) on Investments	92,122	305	-	2,419,098	2,000
Net Change in Unrealized Appreciation (Depreciation)	207,280	639	-	2,407,923	4,970
Net Gain (Loss) on Investment	299,402	944	-	4,827,021	6,970

Net Increase (Decrease) in Net Assets Resulting from Operations	285,066	904	-	4,643,139	7,216

Increase (Decrease) in Net Assets from Contract Transactions	(46,849)	(89)	-	2,155,682	(3,106)

Total Increase (Decrease) in Net Assets	238,217	815	-	6,798,821	4,110

Net Assets as of December 31, 2019:	$1,145,730	$3,258	$-	$27,192,549	$26,305

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$12,836,585	$3,384,945	$3,318,178	$705,918	$1,730,862

Investment Income:
Reinvested Dividends	79,421	90,070	148,761	14,250	40,794
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169,353	48,850	44,514	9,449	22,073
Net Investment Income (Loss)	(89,932)	41,220	104,247	4,801	18,721

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	517,444	73,713	-	22,189	-
Realized Gain (Loss) on Investments	(551,402)	(33,039)	46,068	34,210	25,332
Net Realized Capital Gains (Losses) on Investments	(33,958)	40,674	46,068	56,399	25,332
Net Change in Unrealized Appreciation (Depreciation)	(1,971,653)	(378,166)	(307,450)	(122,741)	(295,315)
Net Gain (Loss) on Investment	(2,005,611)	(337,492)	(261,382)	(66,342)	(269,983)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,095,543)	(296,272)	(157,135)	(61,541)	(251,262)

Increase (Decrease) in Net Assets from Contract Transactions	(2,130,959)	(786,401)	(583,402)	(133,400)	(299,581)

Total Increase (Decrease) in Net Assets	(4,226,502)	(1,082,673)	(740,537)	(194,941)	(550,843)

Net Assets as of December 31, 2018:	$8,610,083	$2,302,272	$2,577,641	$510,977	$1,180,019

Investment Income:
Reinvested Dividends	170,427	79,165	136,932	8,972	19,849
Investment Expense:
Mortality and Expense Risk and Administrative Charges	166,826	37,763	37,573	7,890	16,593
Net Investment Income (Loss)	3,601	41,402	99,359	1,082	3,256

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,048,705	152,299	41,386	47,975	11,848
Realized Gain (Loss) on Investments	(490,258)	(59,629)	38,282	20,367	(7,115)
Net Realized Capital Gains (Losses) on Investments	558,447	92,670	79,668	68,342	4,733
Net Change in Unrealized Appreciation (Depreciation)	2,526,881	251,153	165,989	29,283	106,793
Net Gain (Loss) on Investment	3,085,328	343,823	245,657	97,625	111,526

Net Increase (Decrease) in Net Assets Resulting from Operations	3,088,929	385,225	345,016	98,707	114,782

Increase (Decrease) in Net Assets from Contract Transactions	1,401,865	(420,796)	(624,340)	(88,516)	(210,181)

Total Increase (Decrease) in Net Assets	4,490,794	(35,571)	(279,324)	10,191	(95,399)

Net Assets as of December 31, 2019:	$13,100,877	$2,266,701	$2,298,317	$521,168	$1,084,620

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$200,731	$356,554	$389,774	$2,549	$480,107

Investment Income:
Reinvested Dividends	-	431	3,658	22	10,598
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,133	4,672	5,926	33	6,309
Net Investment Income (Loss)	(3,133)	(4,241)	(2,268)	(11)	4,289

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,559	15,818	-	214	722
Realized Gain (Loss) on Investments	5,478	49,221	33,930	21	(3,586)
Net Realized Capital Gains (Losses) on Investments	19,037	65,039	33,930	235	(2,864)
Net Change in Unrealized Appreciation (Depreciation)	(25,406)	(63,250)	(62,214)	(592)	(8,294)
Net Gain (Loss) on Investment	(6,369)	1,789	(28,284)	(357)	(11,158)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,502)	(2,452)	(30,552)	(368)	(6,869)

Increase (Decrease) in Net Assets from Contract Transactions	(9,237)	(58,148)	(61,275)	(92)	(39,877)

Total Increase (Decrease) in Net Assets	(18,739)	(60,600)	(91,827)	(460)	(46,746)

Net Assets as of December 31, 2018:	$181,992	$295,954	$297,947	$2,089	$433,361

Investment Income:
Reinvested Dividends	-	184	2,906	35	10,669
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,836	5,007	5,266	33	5,900
Net Investment Income (Loss)	(2,836)	(4,823)	(2,360)	2	4,769

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,415	22,027	20,765	176	-
Realized Gain (Loss) on Investments	24,591	5,368	9,266	(3)	(5,296)
Net Realized Capital Gains (Losses) on Investments	54,006	27,395	30,031	173	(5,296)
Net Change in Unrealized Appreciation (Depreciation)	916	75,440	50,271	393	28,605
Net Gain (Loss) on Investment	54,922	102,835	80,302	566	23,309

Net Increase (Decrease) in Net Assets Resulting from Operations	52,086	98,012	77,942	568	28,078

Increase (Decrease) in Net Assets from Contract Transactions	(72,716)	(5,614)	(15,171)	(78)	(34,896)

Total Increase (Decrease) in Net Assets	(20,630)	92,398	62,771	490	(6,818)

Net Assets as of December 31, 2019:	$161,362	$388,352	$360,718	$2,579	$426,543

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares	MFS® New Discovery Service Class	MFS® Total Return Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$181,699	$8,950	$85,661	$1,753,527	$1,277,761

Investment Income:
Reinvested Dividends	1,735	35	713	-	21,348
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,313	128	1,143	26,331	15,868
Net Investment Income (Loss)	(578)	(93)	(430)	(26,331)	5,480

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,900	593	10,124	255,969	49,157
Realized Gain (Loss) on Investments	1,420	169	1,103	72,253	62,041
Net Realized Capital Gains (Losses) on Investments	4,320	762	11,227	328,222	111,198
Net Change in Unrealized Appreciation (Depreciation)	(27,297)	(1,824)	(17,022)	(318,017)	(193,908)
Net Gain (Loss) on Investment	(22,977)	(1,062)	(5,795)	10,205	(82,710)

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,555)	(1,155)	(6,225)	(16,126)	(77,230)

Increase (Decrease) in Net Assets from Contract Transactions	1	(158)	(1,080)	(257,048)	(263,934)

Total Increase (Decrease) in Net Assets	(23,554)	(1,313)	(7,305)	(273,174)	(341,164)

Net Assets as of December 31, 2018:	$158,145	$7,637	$78,356	$1,480,353	$936,597

Investment Income:
Reinvested Dividends	2,922	35	772	-	21,097
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,347	64	1,183	25,659	14,103
Net Investment Income (Loss)	575	(29)	(411)	(25,659)	6,994

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,133	1,007	6,331	351,201	26,973
Realized Gain (Loss) on Investments	1,414	2,355	1,136	24,749	25,596
Net Realized Capital Gains (Losses) on Investments	13,547	3,362	7,467	375,950	52,569
Net Change in Unrealized Appreciation (Depreciation)	25,652	(2,189)	16,353	211,958	106,361
Net Gain (Loss) on Investment	39,199	1,173	23,820	587,908	158,930

Net Increase (Decrease) in Net Assets Resulting from Operations	39,774	1,144	23,409	562,249	165,924

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(7,615)	(1,184)	(144,895)	(98,402)

Total Increase (Decrease) in Net Assets	39,772	(6,471)	22,225	417,354	67,522

Net Assets as of December 31, 2019:	$197,917	$1,166	$100,581	$1,897,707	$1,004,119

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$3,637,485	$-	$130,755	$7,261,724	$284,854

Investment Income:
Reinvested Dividends	102,926	-	8,672	420,563	7,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,328	1,906	1,675	98,037	3,664
Net Investment Income (Loss)	31,598	(1,906)	6,997	322,526	4,276

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,086,356	-	-	-	-
Realized Gain (Loss) on Investments	56,878	563	(161)	(49,599)	(4,136)
Net Realized Capital Gains (Losses) on Investments	1,143,234	563	(161)	(49,599)	(4,136)
Net Change in Unrealized Appreciation (Depreciation)	(1,588,743)	(30,108)	(11,624)	(549,863)	(3,553)
Net Gain (Loss) on Investment	(445,509)	(29,545)	(11,785)	(599,462)	(7,689)

Net Increase (Decrease) in Net Assets Resulting from Operations	(413,911)	(31,451)	(4,788)	(276,936)	(3,413)

Increase (Decrease) in Net Assets from Contract Transactions	1,648,639	617,558	6,393	(600,836)	(20,356)

Total Increase (Decrease) in Net Assets	1,234,728	586,107	1,605	(877,772)	(23,769)

Net Assets as of December 31, 2018:	$4,872,213	$586,107	$132,360	$6,383,952	$261,085

Investment Income:
Reinvested Dividends	95,026	1,550	5,193	438,157	3,923
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,533	9,482	1,148	99,042	2,977
Net Investment Income (Loss)	21,493	(7,932)	4,045	339,115	946

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,152	-	-	-
Realized Gain (Loss) on Investments	(646,986)	1,407	(1,895)	(19,672)	(14,748)
Net Realized Capital Gains (Losses) on Investments	(646,986)	2,559	(1,895)	(19,672)	(14,748)
Net Change in Unrealized Appreciation (Depreciation)	1,251,903	139,100	11,786	507,376	24,353
Net Gain (Loss) on Investment	604,917	141,659	9,891	487,704	9,605

Net Increase (Decrease) in Net Assets Resulting from Operations	626,410	133,727	13,936	826,819	10,551

Increase (Decrease) in Net Assets from Contract Transactions	(851,589)	433,624	(63,368)	685,090	(85,093)

Total Increase (Decrease) in Net Assets	(225,179)	567,351	(49,432)	1,511,909	(74,542)

Net Assets as of December 31, 2019:	$4,647,034	$1,153,458	$82,928	$7,895,861	$186,543

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Global Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$28,859,784	$50,784,606	$3,740,605	$23,499,428	$72,510,972

Investment Income:
Reinvested Dividends	605,379	468,554	75,090	449,849	779,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	384,569	745,431	48,508	343,365	971,232
Net Investment Income (Loss)	220,810	(276,877)	26,582	106,484	(191,673)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,797,251	-	-	752,935
Realized Gain (Loss) on Investments	(1,792,706)	801,343	89,897	757,150	1,202,062
Net Realized Capital Gains (Losses) on Investments	(1,792,706)	2,598,594	89,897	757,150	1,954,997
Net Change in Unrealized Appreciation (Depreciation)	1,506,881	(6,475,837)	(557,592)	(3,919,975)	(7,944,965)
Net Gain (Loss) on Investment	(285,825)	(3,877,243)	(467,695)	(3,162,825)	(5,989,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	(65,015)	(4,154,120)	(441,113)	(3,056,341)	(6,181,641)

Increase (Decrease) in Net Assets from Contract Transactions	30,130,227	10,340,926	(281,645)	(381,469)	(5,581,528)

Total Increase (Decrease) in Net Assets	30,065,212	6,186,806	(722,758)	(3,437,810)	(11,763,169)

Net Assets as of December 31, 2018:	$58,924,996	$56,971,412	$3,017,847	$20,061,618	$60,747,803

Investment Income:
Reinvested Dividends	605,992	830,847	80,654	513,316	619,928
Investment Expense:
Mortality and Expense Risk and Administrative Charges	535,571	881,128	45,168	326,421	895,879
Net Investment Income (Loss)	70,421	(50,281)	35,486	186,895	(275,951)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,551,695	495,573	3,546,190	2,716,588
Realized Gain (Loss) on Investments	761,772	852,176	128,894	629,894	845,530
Net Realized Capital Gains (Losses) on Investments	761,772	2,403,871	624,467	4,176,084	3,562,118
Net Change in Unrealized Appreciation (Depreciation)	931,202	7,521,431	(17,370)	20,273	6,456,229
Net Gain (Loss) on Investment	1,692,974	9,925,302	607,097	4,196,357	10,018,347

Net Increase (Decrease) in Net Assets Resulting from Operations	1,763,395	9,875,021	642,583	4,383,252	9,742,396

Increase (Decrease) in Net Assets from Contract Transactions	(27,484,200)	8,726,646	(366,456)	(1,193,109)	(2,335,309)

Total Increase (Decrease) in Net Assets	(25,720,805)	18,601,667	276,127	3,190,143	7,407,087

Net Assets as of December 31, 2019:	$33,204,191	$75,573,079	$3,293,974	$23,251,761	$68,154,890

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Global Allocation Managed Risk -Balanced Service Class	TA BlackRock Global Allocation Managed Risk -Growth Service Class	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$9,425,985	$9,906,384	$22,719	$6,088,478

Investment Income:
Reinvested Dividends	133,224	128,399	1,893	454,929
Investment Expense:
Mortality and Expense Risk and Administrative Charges	145,503	133,687	300	85,319
Net Investment Income (Loss)	(12,279)	(5,288)	1,593	369,610

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	84,205	-	-
Realized Gain (Loss) on Investments	25,929	52,603	(380)	(48,895)
Net Realized Capital Gains (Losses) on Investments	25,929	136,808	(380)	(48,895)
Net Change in Unrealized Appreciation (Depreciation)	(1,096,332)	(1,304,346)	(3,751)	(1,004,230)
Net Gain (Loss) on Investment	(1,070,403)	(1,167,538)	(4,131)	(1,053,125)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,082,682)	(1,172,826)	(2,538)	(683,515)

Increase (Decrease) in Net Assets from Contract Transactions	3,534,800	444,846	(1,105)	(614,910)

Total Increase (Decrease) in Net Assets	2,452,118	(727,980)	(3,643)	(1,298,425)

Net Assets as of December 31, 2018:	$11,878,103	$9,178,404	$19,076	$4,790,053

Investment Income:
Reinvested Dividends	409,225	318,477	141	34,701
Investment Expense:
Mortality and Expense Risk and Administrative Charges	176,566	127,074	246	85,402
Net Investment Income (Loss)	232,659	191,403	(105)	(50,701)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	16,670	21,409	(1,605)	22,598
Net Realized Capital Gains (Losses) on Investments	16,670	21,409	(1,605)	22,598
Net Change in Unrealized Appreciation (Depreciation)	1,452,339	1,245,846	5,648	1,156,607
Net Gain (Loss) on Investment	1,469,009	1,267,255	4,043	1,179,205

Net Increase (Decrease) in Net Assets Resulting from Operations	1,701,668	1,458,658	3,938	1,128,504

Increase (Decrease) in Net Assets from Contract Transactions	1,653,891	(374,823)	(7,791)	488,497

Total Increase (Decrease) in Net Assets	3,355,559	1,083,835	(3,853)	1,617,001

Net Assets as of December 31, 2019:	$15,233,662	$10,262,239	$15,223	$6,407,054

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$165,775	$22,509,391	$21,047,568	$63,870	$22,153,340

Investment Income:
Reinvested Dividends	4,093	207,917	251,318	1,207	355,536
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,108	409,190	196,152	874	301,739
Net Investment Income (Loss)	985	(201,273)	55,166	333	53,797

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	245,520	-	-
Realized Gain (Loss) on Investments	-	-	79,313	261	366,370
Net Realized Capital Gains (Losses) on Investments	-	-	324,833	261	366,370
Net Change in Unrealized Appreciation (Depreciation)	-	-	(1,717,339)	(4,084)	(1,655,710)
Net Gain (Loss) on Investment	-	-	(1,392,506)	(3,823)	(1,289,340)

Net Increase (Decrease) in Net Assets Resulting from Operations	985	(201,273)	(1,337,340)	(3,490)	(1,235,543)

Increase (Decrease) in Net Assets from Contract Transactions	65,491	(1,841,113)	478,814	(597)	(1,124,179)

Total Increase (Decrease) in Net Assets	66,476	(2,042,386)	(858,526)	(4,087)	(2,359,722)

Net Assets as of December 31, 2018:	$232,251	$20,467,005	$20,189,042	$59,783	$19,793,618

Investment Income:
Reinvested Dividends	3,696	429,667	353,708	1,317	424,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,617	340,276	209,064	843	298,265
Net Investment Income (Loss)	1,079	89,391	144,644	474	126,052

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	688,845	7,791	2,846,163
Realized Gain (Loss) on Investments	-	-	72,227	1,337	261,586
Net Realized Capital Gains (Losses) on Investments	-	-	761,072	9,128	3,107,749
Net Change in Unrealized Appreciation (Depreciation)	-	-	3,868,417	(1,826)	(590,556)
Net Gain (Loss) on Investment	-	-	4,629,489	7,302	2,517,193

Net Increase (Decrease) in Net Assets Resulting from Operations	1,079	89,391	4,774,133	7,776	2,643,245

Increase (Decrease) in Net Assets from Contract Transactions	(54,267)	8,830,319	618,906	(6,364)	(601,584)

Total Increase (Decrease) in Net Assets	(53,188)	8,919,710	5,393,039	1,412	2,041,661

Net Assets as of December 31, 2019:	$179,063	$29,386,715	$25,582,081	$61,195	$21,835,279

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Greystone International Growth Initial Class	TA Greystone International Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$8,137,482	$12,688,035	$108,003,935	$113,918	$23,218,498

Investment Income:
Reinvested Dividends	90,372	123,081	1,022,745	1,329	90,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,760	141,181	1,456,902	1,498	252,575
Net Investment Income (Loss)	(35,388)	(18,100)	(434,157)	(169)	(162,426)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,502	70,826	4,640,313	565	48,724
Realized Gain (Loss) on Investments	70,582	75,267	539,732	1,177	1,765,157
Net Realized Capital Gains (Losses) on Investments	124,084	146,093	5,180,045	1,742	1,813,881
Net Change in Unrealized Appreciation (Depreciation)	(569,302)	(930,181)	(10,565,567)	(22,750)	(4,165,463)
Net Gain (Loss) on Investment	(445,218)	(784,088)	(5,385,522)	(21,008)	(2,351,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	(480,606)	(802,188)	(5,819,679)	(21,177)	(2,514,008)

Increase (Decrease) in Net Assets from Contract Transactions	5,730,000	2,432,134	(7,208,593)	(5,729)	(13,843,872)

Total Increase (Decrease) in Net Assets	5,249,394	1,629,946	(13,028,272)	(26,906)	(16,357,880)

Net Assets as of December 31, 2018:	$13,386,876	$14,317,981	$94,975,663	$87,012	$6,860,618

Investment Income:
Reinvested Dividends	187,335	177,101	2,145,536	1,653	99,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	245,341	200,838	1,368,545	1,380	103,263
Net Investment Income (Loss)	(58,006)	(23,737)	776,991	273	(3,909)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,222	69,168	4,529,129	16,600	1,217,225
Realized Gain (Loss) on Investments	234,468	77,063	507,505	1,864	(56,369)
Net Realized Capital Gains (Losses) on Investments	265,690	146,231	5,036,634	18,464	1,160,856
Net Change in Unrealized Appreciation (Depreciation)	2,276,236	2,972,647	8,315,536	3,760	526,160
Net Gain (Loss) on Investment	2,541,926	3,118,878	13,352,170	22,224	1,687,016

Net Increase (Decrease) in Net Assets Resulting from Operations	2,483,920	3,095,141	14,129,161	22,497	1,683,107

Increase (Decrease) in Net Assets from Contract Transactions	11,066,504	3,994,406	(11,159,656)	4,215	(464,676)

Total Increase (Decrease) in Net Assets	13,550,424	7,089,547	2,969,505	26,712	1,218,431

Net Assets as of December 31, 2019:	$26,937,300	$21,407,528	$97,945,168	$113,724	$8,079,049

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA International Equity Index Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$385,013	$84,726,412	$14,086	$4,956,165	$17,848

Investment Income:
Reinvested Dividends	4,751	1,323,728	43	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,573	1,247,526	342	138,383	31
Net Investment Income (Loss)	(11,822)	76,202	(299)	(138,383)	(31)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,667	2,180,292	3,182	649,610	-
Realized Gain (Loss) on Investments	(18,474)	2,012,640	1,481	99,224	568
Net Realized Capital Gains (Losses) on Investments	(15,807)	4,192,932	4,663	748,834	568
Net Change in Unrealized Appreciation (Depreciation)	(221,589)	(5,638,588)	(11,088)	(1,866,694)	(810)
Net Gain (Loss) on Investment	(237,396)	(1,445,656)	(6,425)	(1,117,860)	(242)

Net Increase (Decrease) in Net Assets Resulting from Operations	(249,218)	(1,369,454)	(6,724)	(1,256,243)	(273)

Increase (Decrease) in Net Assets from Contract Transactions	1,177,469	2,490,154	57,127	9,465,697	(17,575)

Total Increase (Decrease) in Net Assets	928,251	1,120,700	50,403	8,209,454	(17,848)

Net Assets as of December 31, 2018:	$1,313,264	$85,847,112	$64,489	$13,165,619	$-

Investment Income:
Reinvested Dividends	31,218	1,321,528	14	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,327	1,328,572	266	250,524	-
Net Investment Income (Loss)	(1,109)	(7,044)	(252)	(250,524)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,319,553	1,044	958,651	-
Realized Gain (Loss) on Investments	(12,986)	2,484,429	2,694	492,818	-
Net Realized Capital Gains (Losses) on Investments	(12,986)	6,803,982	3,738	1,451,469	-
Net Change in Unrealized Appreciation (Depreciation)	425,853	10,491,458	12,601	3,441,382	-
Net Gain (Loss) on Investment	412,867	17,295,440	16,339	4,892,851	-

Net Increase (Decrease) in Net Assets Resulting from Operations	411,758	17,288,396	16,087	4,642,327	-

Increase (Decrease) in Net Assets from Contract Transactions	2,530,239	(779,199)	(59,306)	2,314,659	-

Total Increase (Decrease) in Net Assets	2,941,997	16,509,197	(43,219)	6,956,986	-

Net Assets as of December 31, 2019:	$4,255,261	$102,356,309	$21,270	$20,122,605	$-

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$67,550,887	$37,480	$8,452,268	$724,297

Investment Income:
Reinvested Dividends	1,058,840	713	146,826	12,074
Investment Expense:
Mortality and Expense Risk and Administrative Charges	900,570	526	122,608	9,629
Net Investment Income (Loss)	158,270	187	24,218	2,445

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,784,627	2,483	586,919	32,842
Realized Gain (Loss) on Investments	(33,799)	143	373,069	6,833
Net Realized Capital Gains (Losses) on Investments	2,750,828	2,626	959,988	39,675
Net Change in Unrealized Appreciation (Depreciation)	(6,624,071)	(7,174)	(1,990,201)	(86,965)
Net Gain (Loss) on Investment	(3,873,243)	(4,548)	(1,030,213)	(47,290)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,714,973)	(4,361)	(1,005,995)	(44,845)

Increase (Decrease) in Net Assets from Contract Transactions	(1,917,044)	(1)	(633,474)	(34,981)

Total Increase (Decrease) in Net Assets	(5,632,017)	(4,362)	(1,639,469)	(79,826)

Net Assets as of December 31, 2018:	$61,918,870	$33,118	$6,812,799	$644,471

Investment Income:
Reinvested Dividends	1,494,732	653	121,913	7,780
Investment Expense:
Mortality and Expense Risk and Administrative Charges	855,946	521	113,659	6,591
Net Investment Income (Loss)	638,786	132	8,254	1,189

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,361,878	3,458	763,104	20,163
Realized Gain (Loss) on Investments	(337,782)	107	221,436	55,202
Net Realized Capital Gains (Losses) on Investments	2,024,096	3,565	984,540	75,365
Net Change in Unrealized Appreciation (Depreciation)	4,564,831	4,354	755,872	(13,375)
Net Gain (Loss) on Investment	6,588,927	7,919	1,740,412	61,990

Net Increase (Decrease) in Net Assets Resulting from Operations	7,227,713	8,051	1,748,666	63,179

Increase (Decrease) in Net Assets from Contract Transactions	(5,320,318)	-	1,261,403	(329,189)

Total Increase (Decrease) in Net Assets	1,907,395	8,051	3,010,069	(266,010)

Net Assets as of December 31, 2019:	$63,826,265	$41,169	$9,822,868	$378,461

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$300,651,662	$447,561	$200,756,348	$30,045,745

Investment Income:
Reinvested Dividends	4,688,662	8,397	3,253,362	880,462
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,131,881	5,836	2,803,047	423,530
Net Investment Income (Loss)	556,781	2,561	450,315	456,932

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,756,282	23,292	10,374,870	-
Realized Gain (Loss) on Investments	3,580,999	630	4,192,277	(181,153)
Net Realized Capital Gains (Losses) on Investments	18,337,281	23,922	14,567,147	(181,153)
Net Change in Unrealized Appreciation (Depreciation)	(38,994,466)	(63,524)	(31,733,959)	(720,722)
Net Gain (Loss) on Investment	(20,657,185)	(39,602)	(17,166,812)	(901,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,100,404)	(37,041)	(16,716,497)	(444,943)

Increase (Decrease) in Net Assets from Contract Transactions	804,846	(70)	(9,717,118)	557,592

Total Increase (Decrease) in Net Assets	(19,295,558)	(37,111)	(26,433,615)	112,649

Net Assets as of December 31, 2018:	$281,356,104	$410,450	$174,322,733	$30,158,394

Investment Income:
Reinvested Dividends	5,864,491	6,991	3,539,545	894,030
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,058,421	3,546	2,575,688	513,763
Net Investment Income (Loss)	1,806,070	3,445	963,857	380,267

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,132,445	26,910	15,583,435	-
Realized Gain (Loss) on Investments	1,497,566	21,186	1,770,773	62,255
Net Realized Capital Gains (Losses) on Investments	18,630,011	48,096	17,354,208	62,255
Net Change in Unrealized Appreciation (Depreciation)	20,077,627	(5,426)	12,005,317	1,975,602
Net Gain (Loss) on Investment	38,707,638	42,670	29,359,525	2,037,857

Net Increase (Decrease) in Net Assets Resulting from Operations	40,513,708	46,115	30,323,382	2,418,124

Increase (Decrease) in Net Assets from Contract Transactions	(6,992,242)	(407,763)	(16,921,764)	8,855,368

Total Increase (Decrease) in Net Assets	33,521,466	(361,648)	13,401,618	11,273,492

Net Assets as of December 31, 2019:	$314,877,570	$48,802	$187,724,351	$41,431,886

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$722,249	$6,488,465	$50,493,353	$20,619,585	$85,781,288

Investment Income:
Reinvested Dividends	8,098	54,038	1,067,770	116,458	1,594,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,262	92,021	693,539	280,117	1,108,796
Net Investment Income (Loss)	(1,164)	(37,983)	374,231	(163,659)	485,928

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,726	268,265	499,247	418,723	2,344,426
Realized Gain (Loss) on Investments	16,019	405,153	801,360	(2,090,995)	962,206
Net Realized Capital Gains (Losses) on Investments	47,745	673,418	1,300,607	(1,672,272)	3,306,632
Net Change in Unrealized Appreciation (Depreciation)	(95,937)	(1,052,337)	(8,292,199)	(549,617)	(7,554,818)
Net Gain (Loss) on Investment	(48,192)	(378,919)	(6,991,592)	(2,221,889)	(4,248,186)

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,356)	(416,902)	(6,617,361)	(2,385,548)	(3,762,258)

Increase (Decrease) in Net Assets from Contract Transactions	(34,496)	(777,535)	(1,938,414)	(3,813,905)	(3,969,888)

Total Increase (Decrease) in Net Assets	(83,852)	(1,194,437)	(8,555,775)	(6,199,453)	(7,732,146)

Net Assets as of December 31, 2018:	$638,397	$5,294,028	$41,937,578	$14,420,132	$78,049,142

Investment Income:
Reinvested Dividends	8,203	46,932	874,084	196,687	1,708,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,857	74,730	601,997	249,280	1,087,881
Net Investment Income (Loss)	(654)	(27,798)	272,087	(52,593)	620,985

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,612	579,284	3,507,575	1,553,485	1,019,815
Realized Gain (Loss) on Investments	28,454	397,231	187,879	(892,585)	859,070
Net Realized Capital Gains (Losses) on Investments	109,066	976,515	3,695,454	660,900	1,878,885
Net Change in Unrealized Appreciation (Depreciation)	70,295	429,252	2,403,299	3,002,428	5,608,987
Net Gain (Loss) on Investment	179,361	1,405,767	6,098,753	3,663,328	7,487,872

Net Increase (Decrease) in Net Assets Resulting from Operations	178,707	1,377,969	6,370,840	3,610,735	8,108,857

Increase (Decrease) in Net Assets from Contract Transactions	(65,115)	(982,460)	(4,122,591)	98,224	(3,290,918)

Total Increase (Decrease) in Net Assets	113,592	395,509	2,248,249	3,708,959	4,817,939

Net Assets as of December 31, 2019:	$751,989	$5,689,537	$44,185,827	$18,129,091	$82,867,081

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Levin Large Cap Value Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$93,925,698	$60,496,584	$-	$1,092,716	$470,512,548

Investment Income:
Reinvested Dividends	1,225,870	715,240	-	26,495	7,722,594
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,164,897	798,332	276	22,335	6,126,246
Net Investment Income (Loss)	60,973	(83,092)	(276)	4,160	1,596,348

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	36,475	-
Realized Gain (Loss) on Investments	507,288	603,637	239	(7,148)	3,746,811
Net Realized Capital Gains (Losses) on Investments	507,288	603,637	239	29,327	3,746,811
Net Change in Unrealized Appreciation (Depreciation)	(4,571,719)	(3,892,092)	(14,117)	(71,172)	(31,797,214)
Net Gain (Loss) on Investment	(4,064,431)	(3,288,455)	(13,878)	(41,845)	(28,050,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,003,458)	(3,371,547)	(14,154)	(37,685)	(26,454,055)

Increase (Decrease) in Net Assets from Contract Transactions	(9,202,697)	(4,382,516)	109,171	898,739	(21,595,017)

Total Increase (Decrease) in Net Assets	(13,206,155)	(7,754,063)	95,017	861,054	(48,049,072)

Net Assets as of December 31, 2018:	$80,719,543	$52,742,521	$95,017	$1,953,770	$422,463,476

Investment Income:
Reinvested Dividends	1,340,316	749,485	1,348	72,628	8,722,126
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,107,531	745,398	4,859	54,480	5,839,315
Net Investment Income (Loss)	232,785	4,087	(3,511)	18,148	2,882,811

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,121,949	1,883,393	1,726	123,885	11,619,068
Realized Gain (Loss) on Investments	566,463	504,872	(575)	18,164	3,139,075
Net Realized Capital Gains (Losses) on Investments	2,688,412	2,388,265	1,151	142,049	14,758,143
Net Change in Unrealized Appreciation (Depreciation)	8,407,419	5,336,617	53,008	292,167	40,448,294
Net Gain (Loss) on Investment	11,095,831	7,724,882	54,159	434,216	55,206,437

Net Increase (Decrease) in Net Assets Resulting from Operations	11,328,616	7,728,969	50,648	452,364	58,089,248

Increase (Decrease) in Net Assets from Contract Transactions	(6,870,723)	(4,751,635)	720,498	3,366,867	(27,373,810)

Total Increase (Decrease) in Net Assets	4,457,893	2,977,334	771,146	3,819,231	30,715,438

Net Assets as of December 31, 2019:	$85,177,436	$55,719,855	$866,163	$5,773,001	$453,178,914

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$89,983,402	$395,368,871	$34,598,644	$84,267	$6,155,878

Investment Income:
Reinvested Dividends	1,519,803	6,021,010	123,458	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,116,734	5,114,833	466,848	1,439	106,364
Net Investment Income (Loss)	403,069	906,177	(343,390)	(1,439)	(106,364)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	561,839	-	1,855,715	17,738	1,335,908
Realized Gain (Loss) on Investments	555,022	2,206,422	565,114	160	374,059
Net Realized Capital Gains (Losses) on Investments	1,116,861	2,206,422	2,420,829	17,898	1,709,967
Net Change in Unrealized Appreciation (Depreciation)	(5,607,469)	(33,664,024)	(3,372,930)	(12,256)	(1,459,765)
Net Gain (Loss) on Investment	(4,490,608)	(31,457,602)	(952,101)	5,642	250,202

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,087,539)	(30,551,425)	(1,295,491)	4,203	143,838

Increase (Decrease) in Net Assets from Contract Transactions	(7,919,425)	(35,407,291)	(3,057,895)	5,623	1,136,063

Total Increase (Decrease) in Net Assets	(12,006,964)	(65,958,716)	(4,353,386)	9,826	1,279,901

Net Assets as of December 31, 2018:	$77,976,438	$329,410,155	$30,245,258	$94,093	$7,435,779

Investment Income:
Reinvested Dividends	1,628,758	6,025,880	290,560	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,033,810	4,623,161	442,263	5,449	185,660
Net Investment Income (Loss)	594,948	1,402,719	(151,703)	(5,449)	(185,660)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,905,719	29,978,148	4,807,716	6,283	990,908
Realized Gain (Loss) on Investments	779,282	1,335,417	181,348	3,012	501,743
Net Realized Capital Gains (Losses) on Investments	4,685,001	31,313,565	4,989,064	9,295	1,492,651
Net Change in Unrealized Appreciation (Depreciation)	2,774,759	23,496,152	139,730	131,541	1,383,447
Net Gain (Loss) on Investment	7,459,760	54,809,717	5,128,794	140,836	2,876,098

Net Increase (Decrease) in Net Assets Resulting from Operations	8,054,708	56,212,436	4,977,091	135,387	2,690,438

Increase (Decrease) in Net Assets from Contract Transactions	(9,801,235)	(30,858,909)	(1,916,169)	1,841,051	20,325,593

Total Increase (Decrease) in Net Assets	(1,746,527)	25,353,527	3,060,922	1,976,438	23,016,031

Net Assets as of December 31, 2019:	$76,229,911	$354,763,682	$33,306,180	$2,070,531	$30,451,810

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$31,264	$133,663,918	$283,601	$37,398,555	$24,740,125

Investment Income:
Reinvested Dividends	450	1,653,695	2,421	1,140,070	753,052
Investment Expense:
Mortality and Expense Risk and Administrative Charges	438	1,775,449	3,471	488,682	312,182
Net Investment Income (Loss)	12	(121,754)	(1,050)	651,388	440,870

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,233	5,425,736	-	2,609,039	1,426,668
Realized Gain (Loss) on Investments	52	1,589,333	(588)	239,223	41,760
Net Realized Capital Gains (Losses) on Investments	1,285	7,015,069	(588)	2,848,262	1,468,428
Net Change in Unrealized Appreciation (Depreciation)	(2,860)	(13,776,192)	(16,395)	(6,402,693)	(3,370,862)
Net Gain (Loss) on Investment	(1,575)	(6,761,123)	(16,983)	(3,554,431)	(1,902,434)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,563)	(6,882,877)	(18,033)	(2,903,043)	(1,461,564)

Increase (Decrease) in Net Assets from Contract Transactions	1	(1,883,475)	32,901	(2,489,100)	(2,938,076)

Total Increase (Decrease) in Net Assets	(1,562)	(8,766,352)	14,868	(5,392,143)	(4,399,640)

Net Assets as of December 31, 2018:	$29,702	$124,897,566	$298,469	$32,006,412	$20,340,485

Investment Income:
Reinvested Dividends	549	1,913,898	2,908	55,833	21,509
Investment Expense:
Mortality and Expense Risk and Administrative Charges	460	1,769,188	4,204	466,200	296,121
Net Investment Income (Loss)	89	144,710	(1,296)	(410,367)	(274,612)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,080	8,544,843	-	-	-
Realized Gain (Loss) on Investments	57	1,632,427	198	(8,103)	1,711
Net Realized Capital Gains (Losses) on Investments	2,137	10,177,270	198	(8,103)	1,711
Net Change in Unrealized Appreciation (Depreciation)	3,743	13,921,565	24,034	6,074,554	3,508,843
Net Gain (Loss) on Investment	5,880	24,098,835	24,232	6,066,451	3,510,554

Net Increase (Decrease) in Net Assets Resulting from Operations	5,969	24,243,545	22,936	5,656,084	3,235,942

Increase (Decrease) in Net Assets from Contract Transactions	(2)	(8,295,321)	86,744	(1,869,668)	(698,051)

Total Increase (Decrease) in Net Assets	5,967	15,948,224	109,680	3,786,416	2,537,891

Net Assets as of December 31, 2019:	$35,669	$140,845,790	$408,149	$35,792,828	$22,878,376

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$37,085,031	$348,545	$76,692,551	$15,394,034	$479,737

Investment Income:
Reinvested Dividends	1,138,284	9,076	1,793,248	273,949	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	499,196	4,726	1,034,078	219,119	8,946
Net Investment Income (Loss)	639,088	4,350	759,170	54,830	(8,946)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,687,457	1,790	393,464	-	-
Realized Gain (Loss) on Investments	244,397	(843)	(741,614)	(162,606)	(199,596)
Net Realized Capital Gains (Losses) on Investments	3,931,854	947	(348,150)	(162,606)	(199,596)
Net Change in Unrealized Appreciation (Depreciation)	(7,877,149)	(12,495)	(2,269,582)	(359,622)	231,222
Net Gain (Loss) on Investment	(3,945,295)	(11,548)	(2,617,732)	(522,228)	31,626

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,306,207)	(7,198)	(1,858,562)	(467,398)	22,680

Increase (Decrease) in Net Assets from Contract Transactions	(574,922)	(12,357)	(4,066,264)	209,396	996,533

Total Increase (Decrease) in Net Assets	(3,881,129)	(19,555)	(5,924,826)	(258,002)	1,019,213

Net Assets as of December 31, 2018:	$33,203,902	$328,990	$70,767,725	$15,136,032	$1,498,950

Investment Income:
Reinvested Dividends	-	6,617	1,612,735	360,395	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	491,552	3,974	994,862	225,325	9,870
Net Investment Income (Loss)	(491,552)	2,643	617,873	135,070	(9,870)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	57,052	(1,060)	(186,696)	(33,475)	(239,102)
Net Realized Capital Gains (Losses) on Investments	57,052	(1,060)	(186,696)	(33,475)	(239,102)
Net Change in Unrealized Appreciation (Depreciation)	6,995,947	17,461	4,216,755	901,692	(206,523)
Net Gain (Loss) on Investment	7,052,999	16,401	4,030,059	868,217	(445,625)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,561,447	19,044	4,647,932	1,003,287	(455,495)

Increase (Decrease) in Net Assets from Contract Transactions	(1,443,828)	(96,965)	(3,702,128)	125,891	(589,719)

Total Increase (Decrease) in Net Assets	5,117,619	(77,921)	945,804	1,129,178	(1,045,214)

Net Assets as of December 31, 2019:	$38,321,521	$251,069	$71,713,529	$16,265,210	$453,736

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$26,090,564	$93,891,791	$57,992,860	$3,307,890

Investment Income:
Reinvested Dividends	373,891	1,312,059	722,502	29,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	299,242	1,203,686	774,830	42,615
Net Investment Income (Loss)	74,649	108,373	(52,328)	(13,491)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	315,138
Realized Gain (Loss) on Investments	197,184	620,251	307,032	14,311
Net Realized Capital Gains (Losses) on Investments	197,184	620,251	307,032	329,449
Net Change in Unrealized Appreciation (Depreciation)	(1,247,490)	(5,669,763)	(4,251,924)	(715,021)
Net Gain (Loss) on Investment	(1,050,306)	(5,049,512)	(3,944,892)	(385,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	(975,657)	(4,941,139)	(3,997,220)	(399,063)

Increase (Decrease) in Net Assets from Contract Transactions	(3,169,664)	(5,461,714)	(5,271,929)	(133,387)

Total Increase (Decrease) in Net Assets	(4,145,321)	(10,402,853)	(9,269,149)	(532,450)

Net Assets as of December 31, 2018:	$21,945,243	$83,488,938	$48,723,711	$2,775,440

Investment Income:
Reinvested Dividends	437,722	1,549,365	836,930	26,962
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,885	1,123,475	689,853	38,675
Net Investment Income (Loss)	158,837	425,890	147,077	(11,713)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,657,376	5,858,036	3,320,278	214,761
Realized Gain (Loss) on Investments	81,691	348,994	(117,585)	1,696
Net Realized Capital Gains (Losses) on Investments	1,739,067	6,207,030	3,202,693	216,457
Net Change in Unrealized Appreciation (Depreciation)	174,293	1,199,812	1,254,133	411,909
Net Gain (Loss) on Investment	1,913,360	7,406,842	4,456,826	628,366

Net Increase (Decrease) in Net Assets Resulting from Operations	2,072,197	7,832,732	4,603,903	616,653

Increase (Decrease) in Net Assets from Contract Transactions	(1,857,100)	(5,595,849)	(4,645,871)	(434,930)

Total Increase (Decrease) in Net Assets	215,097	2,236,883	(41,968)	181,723

Net Assets as of December 31, 2019:	$22,160,340	$85,725,821	$48,681,743	$2,957,163

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$12,762,113	$369,816	$37,625,384	$765,459	$3,615,192

Investment Income:
Reinvested Dividends	87,628	-	-	16,784	65,666
Investment Expense:
Mortality and Expense Risk and Administrative Charges	189,996	3,662	568,399	9,692	49,850
Net Investment Income (Loss)	(102,368)	(3,662)	(568,399)	7,092	15,816

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,297,030	19,093	2,007,908	-	-
Realized Gain (Loss) on Investments	(186,995)	11,402	1,211,003	10,755	57,355
Net Realized Capital Gains (Losses) on Investments	1,110,035	30,495	3,218,911	10,755	57,355
Net Change in Unrealized Appreciation (Depreciation)	(2,712,175)	(54,860)	(5,418,152)	(137,315)	(644,158)
Net Gain (Loss) on Investment	(1,602,140)	(24,365)	(2,199,241)	(126,560)	(586,803)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,704,508)	(28,027)	(2,767,640)	(119,468)	(570,987)

Increase (Decrease) in Net Assets from Contract Transactions	44,069	(40,018)	(4,713,670)	(40,482)	(193,790)

Total Increase (Decrease) in Net Assets	(1,660,439)	(68,045)	(7,481,310)	(159,950)	(764,777)

Net Assets as of December 31, 2018:	$11,101,674	$301,771	$30,144,074	$605,509	$2,850,415

Investment Income:
Reinvested Dividends	106,183	-	-	8,972	42,472
Investment Expense:
Mortality and Expense Risk and Administrative Charges	197,656	2,645	547,614	8,586	50,130
Net Investment Income (Loss)	(91,473)	(2,645)	(547,614)	386	(7,658)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,129,468	17,711	4,152,252	9,911	57,364
Realized Gain (Loss) on Investments	(297,443)	27,962	1,416,617	6,176	18,047
Net Realized Capital Gains (Losses) on Investments	832,025	45,673	5,568,869	16,087	75,411
Net Change in Unrealized Appreciation (Depreciation)	1,995,116	29,160	4,526,933	96,690	536,963
Net Gain (Loss) on Investment	2,827,141	74,833	10,095,802	112,777	612,374

Net Increase (Decrease) in Net Assets Resulting from Operations	2,735,668	72,188	9,548,188	113,163	604,716

Increase (Decrease) in Net Assets from Contract Transactions	2,722,416	(194,570)	2,847,098	(37,887)	567,638

Total Increase (Decrease) in Net Assets	5,458,084	(122,382)	12,395,286	75,276	1,172,354

Net Assets as of December 31, 2019:	$16,559,758	$179,389	$42,539,360	$680,785	$4,022,769

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA U.S. Equity Index Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® - Capital Growth	Vanguard® - Conservative Allocation
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$918,226	$3,010,710	$22,079,032	$-	$-

Investment Income:
Reinvested Dividends	9,860	14,347	63,161	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,921	41,277	339,801	-	-
Net Investment Income (Loss)	(50,061)	(26,930)	(276,640)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,371	247,569	1,939,446	-	-
Realized Gain (Loss) on Investments	4,866	103,844	897,936	-	-
Net Realized Capital Gains (Losses) on Investments	11,237	351,413	2,837,382	-	-
Net Change in Unrealized Appreciation (Depreciation)	(543,333)	(347,416)	(2,755,160)	-	-
Net Gain (Loss) on Investment	(532,096)	3,997	82,222	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(582,157)	(22,933)	(194,418)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	5,357,749	(321,752)	(1,677,132)	-	-

Total Increase (Decrease) in Net Assets	4,775,592	(344,685)	(1,871,550)	-	-

Net Assets as of December 31, 2018:	$5,693,818	$2,666,025	$20,207,482	$-	$-

Investment Income:
Reinvested Dividends	88,441	4,153	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	241,498	47,611	378,795	-	-
Net Investment Income (Loss)	(153,057)	(43,458)	(378,795)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	270,448	2,221,095	-	-
Realized Gain (Loss) on Investments	742,618	82,861	786,793	-	-
Net Realized Capital Gains (Losses) on Investments	742,618	353,309	3,007,888	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,452,602	804,049	5,632,152	-	-
Net Gain (Loss) on Investment	4,195,220	1,157,358	8,640,040	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,042,163	1,113,900	8,261,245	-	-

Increase (Decrease) in Net Assets from Contract Transactions	24,468,153	1,501,340	8,418,463	-	-

Total Increase (Decrease) in Net Assets	28,510,316	2,615,240	16,679,708	-	-

Net Assets as of December 31, 2019:	$34,204,134	$5,281,265	$36,887,190	$-	$-

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® - Diversified Value	Vanguard® Balanced	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$-	$968,675	$-

Investment Income:
Reinvested Dividends	-	-	-	16,518	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	8,035	-
Net Investment Income (Loss)	-	-	-	8,483	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	16,079	-
Realized Gain (Loss) on Investments	-	-	-	1,482	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	17,561	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(77,112)	-
Net Gain (Loss) on Investment	-	-	-	(59,551)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(51,068)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)	-

Total Increase (Decrease) in Net Assets	-	-	-	(51,069)	-

Net Assets as of December 31, 2018:	$-	$-	$-	$917,606	$-

Investment Income:
Reinvested Dividends	-	-	-	20,082	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	4,767	-
Net Investment Income (Loss)	-	-	-	15,315	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	26,294	-
Realized Gain (Loss) on Investments	-	-	-	209,199	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	235,493	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(95,893)	-
Net Gain (Loss) on Investment	-	-	-	139,600	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	154,915	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1,072,521)	-

Total Increase (Decrease) in Net Assets	-	-	-	(917,606)	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$646,515	$-	$-

Investment Income:
Reinvested Dividends	-	-	4,941	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	5,147	-	-
Net Investment Income (Loss)	-	-	(206)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	16,536	-	-
Realized Gain (Loss) on Investments	-	-	4,484	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	21,020	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(105,138)	-	-
Net Gain (Loss) on Investment	-	-	(84,118)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(84,324)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(9,908)	-	-

Total Increase (Decrease) in Net Assets	-	-	(94,232)	-	-

Net Assets as of December 31, 2018:	$-	$-	$552,283	$-	$-

Investment Income:
Reinvested Dividends	-	-	9,015	7,282	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	2,575	4,731	-
Net Investment Income (Loss)	-	-	6,440	2,551	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	19,659	37,539	-
Realized Gain (Loss) on Investments	-	-	104,633	50,968	-
Net Realized Capital Gains (Losses) on Investments	-	-	124,292	88,507	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(50,659)	14,869	-
Net Gain (Loss) on Investment	-	-	73,633	103,376	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	80,073	105,927	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(632,356)	583,185	-

Total Increase (Decrease) in Net Assets	-	-	(552,283)	689,112	-

Net Assets as of December 31, 2019:	$-	$-	$-	$689,112	$-

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$-	$359,524	$-

Investment Income:
Reinvested Dividends	-	-	-	8,087	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	2,831	-
Net Investment Income (Loss)	-	-	-	5,256	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	685	-
Realized Gain (Loss) on Investments	-	-	-	(229)	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	456	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(9,052)	-
Net Gain (Loss) on Investment	-	-	-	(8,596)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(3,340)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)	-

Total Increase (Decrease) in Net Assets	-	-	-	(3,341)	-

Net Assets as of December 31, 2018:	$-	$-	$-	$356,183	$-

Investment Income:
Reinvested Dividends	-	6,749	17,292	27,802	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,225	5,966	7,889	-
Net Investment Income (Loss)	-	4,524	11,326	19,913	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,197	-	-	-
Realized Gain (Loss) on Investments	-	23,175	14,908	35,152	-
Net Realized Capital Gains (Losses) on Investments	-	35,372	14,908	35,152	-
Net Change in Unrealized Appreciation (Depreciation)	-	5,993	1,707	22,429	-
Net Gain (Loss) on Investment	-	41,365	16,615	57,581	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	45,889	27,941	77,494	-

Increase (Decrease) in Net Assets from Contract Transactions	-	239,411	796,699	348,716	-

Total Increase (Decrease) in Net Assets	-	285,300	824,640	426,210	-

Net Assets as of December 31, 2019:	$-	$285,300	$824,640	$782,393	$-

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Total Stock Market Index	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Wanger International	Wanger USA
	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$-

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-
Net Investment Income (Loss)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-
Realized Gain (Loss) on Investments	-	-
Net Realized Capital Gains (Losses) on Investments	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-
Net Gain (Loss) on Investment	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-

Total Increase (Decrease) in Net Assets	-	-

Net Assets as of December 31, 2018:	$-	$-

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-
Net Investment Income (Loss)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-
Realized Gain (Loss) on Investments	-	-
Net Realized Capital Gains (Losses) on Investments	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-
Net Gain (Loss) on Investment	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-

Total Increase (Decrease) in Net Assets	-	-

Net Assets as of December 31, 2019:	$-	$-

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1. Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Annuity I-Share, Transamerica InspireSM Variable Annuity and Transamerica Advisory Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares

AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares

AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares

American Funds Insurance Series®	American Funds Insurance Series®

American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares

American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares

American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares

American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares

American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio

DFA VA Global Bond	DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio

DFA VA International Small	DFA VA International Small Portfolio

DFA VA International Value	DFA VA International Value Portfolio

DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2

Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust

Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares

Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares

Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares

Janus Aspen Series	Janus Aspen Series

Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares

Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares

Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares

JPMorgan Insurance Trust	JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust

MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

MFS® Total Return Service Class	MFS® Total Return Series Service Class

State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.

State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares

Transamerica Series Trust	Transamerica Series Trust

TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class

TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class

TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class

TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class

TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class

TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class

TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class

TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class

TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class

TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class

TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class

TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class

TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class

TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class

TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class

TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class

TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

Transamerica Series Trust	Transamerica Series Trust

TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class

TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class

TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class

TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class

TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class

TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class

TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class

TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class

TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class

TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class

TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class

TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class

TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class

TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class

TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class

TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class

TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class

TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class

TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class

TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)

TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

Transamerica Series Trust	Transamerica Series Trust

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class

TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class

TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class

TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class

TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® - Capital Growth	Vanguard® - Capital Growth Portfolio

Vanguard® - Conservative Allocation	Vanguard® - Conservative Allocation Portfolio

Vanguard® - Diversified Value	Vanguard® - Diversified Value Portfolio

Vanguard® Balanced	Vanguard® Balanced Portfolio

Vanguard® Equity Income	Vanguard® Equity Income Portfolio

Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio

Vanguard® Growth	Vanguard® Growth Portfolio

Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio

Vanguard® International	Vanguard® International Portfolio

Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio

Vanguard® Money Market	Vanguard® Money Market Portfolio

Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio

Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio

Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Voya Investors Trust	Voya Investors Trust

Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares

Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares

Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares

Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

Wanger Advisors Trust	Wanger Advisors Trust

Wanger International	Wanger International

Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date

DFA VA Equity Allocation	December 23, 2019

DFA VA Global Bond	December 23, 2019

DFA VA Global Moderate Allocation	December 23, 2019

DFA VA International Small	December 23, 2019

DFA VA International Value	December 23, 2019

DFA VA Short-Term Fixed	December 23, 2019

DFA VA U.S. Large Value	December 23, 2019

DFA VA U.S. Targeted Value	December 23, 2019

Vanguard® - Capital Growth	December 23, 2019

Vanguard® - Conservative Allocation	December 23, 2019

Vanguard® - Diversified Value	December 23, 2019

Vanguard® Balanced	December 23, 2019

Vanguard® Equity Income	December 23, 2019

Vanguard® Global Bond Index	December 23, 2019

Vanguard® Growth	December 23, 2019

Vanguard® High Yield Bond	December 23, 2019

Vanguard® Moderate Allocation	December 23, 2019

Vanguard® Money Market	December 23, 2019

Vanguard® Total International Stock Market Index	December 23, 2019

Vanguard® Total Stock Market Index	December 23, 2019

TA 60/40 Allocation Service Class	May 1, 2018

TA Levin Large Cap Value Service Class	May 1, 2018

TA Madison Diversified Income Service Class	June 1, 2017

TA International Equity Index Service Class	May 1, 2017

TA U.S. Equity Index Service Class	May 1, 2017

TA BlackRock iShares Edge 100 Service Class	March 21, 2016

TA BlackRock iShares Edge 50 Service Class	March 21, 2016

TA BlackRock iShares Edge 75 Service Class	March 21, 2016

TA American Funds Managed Risk - Balanced Service Class	May 1, 2015

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	May 1, 2015

TA BlackRock Global Allocation Managed Risk - Growth Service Class	May 1, 2015

Voya Global Perspectives Class S Shares	May 1, 2015

Voya Large Cap Value Class S Shares	May 1, 2015

Voya Strategic Allocation Conservative Class S Shares	May 1, 2015

Voya Strategic Allocation Moderate Class S Shares	May 1, 2015

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2019:

Subaccount	Formerly

Franklin Allocation Class 4 Shares	Franklin Founding Funds Allocation Class 4 Shares

TA BlackRock iShares Edge 100 Service Class	TA BlackRock Equity Smart Beta 100 Service Class

TA BlackRock iShares Edge 40 Initial Class	TA BlackRock Smart Beta 40 Initial Class

TA BlackRock iShares Edge 40 Service Class	TA BlackRock Smart Beta 40 Service Class

TA BlackRock iShares Edge 50 Service Class	TA BlackRock Smart Beta 50 Service Class

TA BlackRock iShares Edge 75 Service Class	TA BlackRock Smart Beta 75 Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount

TA Morgan Stanley Capital Growth Initial Class	TA Jennison Growth Initial Class

TA Morgan Stanley Capital Growth Service Class	TA Jennison Growth Service Class

TA WMC US Growth Initial Class	TA Torray Concentrated Growth Initial Class

TA WMC US Growth Service Class	TA Torray Concentrated Growth Service Class

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2019.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.     The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$1,909,294	$1,179,091

AB Growth and Income Class B Shares	6,993,257	6,920,387

AB Large Cap Growth Class B Shares	56,876	98,235

American Funds - Asset Allocation Class 2 Shares	12,605,767	7,446,108

American Funds - Bond Class 2 Shares	5,498,913	4,376,450

American Funds - Growth Class 2 Shares	31,696,747	11,104,180

American Funds - Growth-Income Class 2 Shares	18,027,463	5,704,010

American Funds - International Class 2 Shares	12,211,700	5,566,203

DFA VA Equity Allocation	100	100

DFA VA Global Bond	100	100

DFA VA Global Moderate Allocation	100	100

DFA VA International Small	101	101

DFA VA International Value	100	100

DFA VA Short-Term Fixed	100	100

DFA VA U.S. Large Value	100	100

DFA VA U.S. Targeted Value	100	100

Fidelity® VIP Balanced Service Class 2	8,899,957	5,525,747

Fidelity® VIP Contrafund® Initial Class	-	-

Fidelity® VIP Contrafund® Service Class 2	27,492,053	8,118,379

Fidelity® VIP Equity-Income Service Class 2	45,672	62,766

Fidelity® VIP Growth Service Class 2	65,311	61,759

Fidelity® VIP Growth Opportunities Service Class 2	233	132

Fidelity® VIP Mid Cap Initial Class	-	-

Fidelity® VIP Mid Cap Service Class 2	10,885,217	6,124,938

Fidelity® VIP Value Strategies Initial Class	2,765	3,273

Fidelity® VIP Value Strategies Service Class 2	5,577,969	3,123,791

Franklin Allocation Class 4 Shares	445,011	672,104

Franklin Income Class 2 Shares	267,311	750,911

Franklin Mutual Shares Class 2 Shares	105,823	145,286

Franklin Templeton Foreign Class 2 Shares	58,604	253,676

Invesco V.I. American Franchise Series II Shares	29,415	75,555

Janus Henderson - Enterprise Service Shares	22,211	10,624

Janus Henderson - Global Research Service Shares	23,671	20,437

Janus Henderson - Mid Cap Value Service Shares	212	111

JPMorgan Insurance Trust Core Bond Class 1 Shares	111,183	141,309

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	15,055	2,348

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3.  Investments (continued)

Subaccount	Purchases	Sales

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	$1,042	$7,673

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	7,103	2,367

MFS® New Discovery Service Class	372,958	192,306

MFS® Total Return Service Class	57,799	122,230

State Street Total Return V.I.S. Class 3 Shares	2,409,545	3,239,645

TA 60/40 Allocation Service Class	619,974	193,130

TA Aegon High Yield Bond Initial Class	5,592	64,915

TA Aegon High Yield Bond Service Class	2,621,354	1,597,146

TA Aegon U.S. Government Securities Initial Class	9,792	93,940

TA Aegon U.S. Government Securities Service Class	22,053,407	49,467,210

TA American Funds Managed Risk - Balanced Service Class	16,433,699	6,205,602

TA Barrow Hanley Dividend Focused Initial Class	577,543	412,945

TA Barrow Hanley Dividend Focused Service Class	9,497,934	6,957,951

TA BlackRock Global Allocation Service Class	8,288,712	8,183,397

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	3,524,391	1,637,850

TA BlackRock Global Allocation Managed Risk - Growth Service Class	1,183,417	1,366,833

TA BlackRock Global Real Estate Securities Initial Class	3,608	11,503

TA BlackRock Global Real Estate Securities Service Class	1,145,846	708,045

TA BlackRock Government Money Market Initial Class	188,723	241,910

TA BlackRock Government Money Market Service Class	46,904,964	37,985,079

TA BlackRock iShares Edge 100 Service Class	1,954,529	502,134

TA BlackRock iShares Edge 40 Initial Class	9,516	7,616

TA BlackRock iShares Edge 40 Service Class	5,336,736	2,966,112

TA BlackRock iShares Edge 50 Service Class	12,881,438	1,841,712

TA BlackRock iShares Edge 75 Service Class	5,315,093	1,275,258

TA BlackRock Tactical Allocation Service Class	8,588,069	14,441,693

TA Greystone International Growth Initial Class	42,131	21,042

TA Greystone International Growth Service Class	2,557,214	1,808,560

TA International Equity Index Service Class	3,276,933	747,806

TA Janus Balanced Service Class	15,720,401	12,187,073

TA Janus Mid-Cap Growth Initial Class	10,992	69,506

TA Janus Mid-Cap Growth Service Class	5,955,983	2,933,196

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-

TA JPMorgan Asset Allocation - Conservative Service Class	8,546,304	10,865,965

TA JPMorgan Asset Allocation - Growth Initial Class	4,111	521

TA JPMorgan Asset Allocation - Growth Service Class	3,397,894	1,365,138

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3.  Investments (continued)

Subaccount	Purchases	Sales

TA JPMorgan Asset Allocation - Moderate Initial Class	$367,600	$675,438

TA JPMorgan Asset Allocation - Moderate Service Class	44,865,122	32,918,931

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	33,901	411,309

TA JPMorgan Asset Allocation - Moderate Growth Service Class	23,886,308	24,260,742

TA JPMorgan Core Bond Service Class	15,294,527	6,058,870

TA JPMorgan Enhanced Index Initial Class	88,815	73,971

TA JPMorgan Enhanced Index Service Class	2,323,393	2,754,378

TA JPMorgan International Moderate Growth Service Class	5,632,595	5,975,592

TA JPMorgan Mid Cap Value Service Class	6,945,839	5,346,720

TA JPMorgan Tactical Allocation Service Class	8,459,063	10,109,170

TA Legg Mason Dynamic Allocation - Balanced Service Class	5,731,165	10,247,179

TA Legg Mason Dynamic Allocation - Growth Service Class	3,845,382	6,709,483

TA Levin Large Cap Value Service Class	732,670	13,957

TA Madison Diversified Income Service Class	3,912,001	403,102

TA Managed Risk - Balanced ETF Service Class	30,468,810	43,340,814

TA Managed Risk - Conservative ETF Service Class	10,422,818	15,723,301

TA Managed Risk - Growth ETF Service Class	45,087,020	44,565,054

TA Market Participation Strategy Service Class	6,173,579	3,433,752

TA Morgan Stanley Capital Growth Initial Class	1,884,393	42,506

TA Morgan Stanley Capital Growth Service Class	24,224,067	3,093,226

TA Multi-Managed Balanced Initial Class	2,628	460

TA Multi-Managed Balanced Service Class	15,492,101	15,097,928

TA Multi-Manager Alternative Strategies Service Class	168,019	82,572

TA PIMCO Tactical - Balanced Service Class	1,442,981	3,723,015

TA PIMCO Tactical - Conservative Service Class	3,602,776	4,575,427

TA PIMCO Tactical - Growth Service Class	1,715,022	3,650,411

TA PIMCO Total Return Initial Class	66,273	160,595

TA PIMCO Total Return Service Class	8,089,965	11,174,224

TA PineBridge Inflation Opportunities Service Class	2,278,154	2,017,177

TA ProFunds UltraBear Service Class (OAM)	288,514	888,401

TA QS Investors Active Asset Allocation - Conservative Service Class	2,713,058	2,753,939

TA QS Investors Active Asset Allocation - Moderate Service Class	10,801,057	10,113,011

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	6,186,473	7,365,018

TA Small/Mid Cap Value Initial Class	241,723	473,605

TA Small/Mid Cap Value Service Class	6,206,837	2,446,438

TA T. Rowe Price Small Cap Initial Class	21,865	201,368

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

3.  Investments (continued)

Subaccount	Purchases	Sales

TA T. Rowe Price Small Cap Service Class	$14,856,781	$8,405,037

TA TS&W International Equity Initial Class	30,990	58,584

TA TS&W International Equity Service Class	1,397,078	779,733

TA U.S. Equity Index Service Class	31,678,984	7,363,886

TA WMC US Growth Initial Class	2,098,390	370,062

TA WMC US Growth Service Class	13,610,077	3,349,314

Vanguard® - Capital Growth	100	100

Vanguard® - Conservative Allocation	100	100

Vanguard® - Diversified Value	100	100

Vanguard® Balanced	101	101

Vanguard® Equity Income	100	100

Vanguard® Equity Index	46,376	1,077,287

Vanguard® Global Bond Index	100	100

Vanguard® Growth	101	101

Vanguard® High Yield Bond	100	100

Vanguard® International	28,675	634,932

Vanguard® Mid-Cap Index	1,175,088	551,814

Vanguard® Moderate Allocation	100	100

Vanguard® Money Market	100	100

Vanguard® Real Estate Index	524,994	268,863

Vanguard® Short-Term Investment Grade	1,476,949	668,923

Vanguard® Total Bond Market Index	1,490,019	1,121,390

Vanguard® Total International Stock Market Index	101	101

Vanguard® Total Stock Market Index	100	100

Voya Global Perspectives Class S Shares	-	-

Voya Large Cap Value Class S Shares	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger International	-	-

Wanger USA	-	-

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	161,389	(337,274)	(175,885)	178,407	(350,678)	(172,271)

AB Growth and Income Class B Shares	287,213	(1,713,359)	(1,426,146)	233,535	(830,761)	(597,226)

AB Large Cap Growth Class B Shares	-	(29,196)	(29,196)	13,782	(40,103)	(26,321)

American Funds - Asset Allocation Class 2 Shares	641,683	(1,709,598)	(1,067,915)	1,614,178	(5,606,422)	(3,992,244)

American Funds - Bond Class 2 Shares	865,708	(1,262,970)	(397,262)	325,847	(875,778)	(549,931)

American Funds - Growth Class 2 Shares	1,330,787	(1,016,975)	313,812	955,977	(1,190,157)	(234,180)

American Funds - Growth-Income Class 2 Shares	798,526	(520,982)	277,544	698,512	(3,530,920)	(2,832,408)

American Funds - International Class 2 Shares	1,434,479	(2,070,288)	(635,809)	8,712,923	(1,105,133)	7,607,790

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	721,372	(1,781,915)	(1,060,543)	1,020,382	(1,810,999)	(790,617)

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	2,714,322	(1,101,794)	1,612,528	465,354	(1,332,558)	(867,204)

Fidelity® VIP Equity-Income Service Class 2	-	(24,495)	(24,495)	20,820	(110,163)	(89,343)

Fidelity® VIP Growth Service Class 2	-	(14,628)	(14,628)	14,325	(44,490)	(30,165)

Fidelity® VIP Growth Opportunities Service Class 2	-	(44)	(44)	-	(44)	(44)

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	592,192	(666,324)	(74,132)	427,589	(2,711,974)	(2,284,385)

Fidelity® VIP Value Strategies Initial Class	-	(196)	(196)	-	(1)	(1)

Fidelity® VIP Value Strategies Service Class 2	352,892	(470,696)	(117,804)	174,586	(628,486)	(453,900)

Franklin Allocation Class 4 Shares	104,664	(309,976)	(205,312)	2,000	(379,820)	(377,820)

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Franklin Income Class 2 Shares	58,811	(471,860)	(413,049)	7,388	(404,763)	(397,375)

Franklin Mutual Shares Class 2 Shares	34,843	(98,805)	(63,962)	15,905	(113,686)	(97,781)

Franklin Templeton Foreign Class 2 Shares	27,337	(243,638)	(216,301)	16,796	(297,554)	(280,758)

Invesco V.I. American Franchise Series II Shares	-	(35,181)	(35,181)	-	(4,587)	(4,587)

Janus Henderson - Enterprise Service Shares	-	(1,298)	(1,298)	9,296	(22,362)	(13,066)

Janus Henderson - Global Research Service Shares	-	(9,357)	(9,357)	6,204	(40,130)	(33,926)

Janus Henderson - Mid Cap Value Service Shares	-	(34)	(34)	-	(35)	(35)

JPMorgan Insurance Trust Core Bond Class 1 Shares	75,611	(105,318)	(29,707)	-	(31,621)	(31,621)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	-	-	-	-	-

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(2,195)	(2,195)	-	(44)	(44)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(323)	(323)	-	(311)	(311)

MFS® New Discovery Service Class	6,500	(47,654)	(41,154)	10,112	(89,081)	(78,969)

MFS® Total Return Service Class	4,671	(53,635)	(48,964)	4,085	(147,622)	(143,537)

State Street Total Return V.I.S. Class 3 Shares	270,945	(398,495)	(127,550)	171,522	(171,843)	(321)

TA 60/40 Allocation Service Class	57,823	(17,756)	40,067	64,567	(3,332)	61,235

TA Aegon High Yield Bond Initial Class	168	(25,417)	(25,249)	3,175	(407)	2,768

TA Aegon High Yield Bond Service Class	308,207	(420,468)	(112,261)	201,037	(455,645)	(254,608)

TA Aegon U.S. Government Securities Initial Class	2,959	(45,303)	(42,344)	-	(10,396)	(10,396)

TA Aegon U.S. Government Securities Service Class	3,214,842	(7,582,098)	(4,367,256)	6,504,421	(3,857,976)	2,646,445

TA American Funds Managed Risk - Balanced Service Class	1,246,252	(483,698)	762,554	1,343,044	(415,900)	927,144

TA Barrow Hanley Dividend Focused Initial Class	508	(131,083)	(130,575)	7,328	(67,469)	(60,141)

TA Barrow Hanley Dividend Focused Service Class	597,692	(1,447,109)	(849,417)	511,815	(851,637)	(339,822)

TA BlackRock Global Allocation Service Class	747,447	(2,950,604)	(2,203,157)	894,528	(5,386,186)	(4,491,658)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	314,818	(149,742)	165,076	411,417	(63,339)	348,078

TA BlackRock Global Allocation Managed Risk - Growth Service Class	86,517	(125,962)	(39,445)	143,646	(100,793)	42,853

TA BlackRock Global Real Estate Securities Initial Class	1,149	(3,839)	(2,690)	-	(425)	(425)

TA BlackRock Global Real Estate Securities Service Class	127,784	(168,819)	(41,035)	142,739	(289,465)	(146,726)

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA BlackRock Government Money Market Initial Class	140,554	(181,747)	(41,193)	67,198	(17,163)	50,035

TA BlackRock Government Money Market Service Class	12,239,960	(11,219,883)	1,020,077	11,561,707	(11,554,453)	7,254

TA BlackRock iShares Edge 100 Service Class	67,231	(22,586)	44,645	59,804	(23,056)	36,748

TA BlackRock iShares Edge 40 Initial Class	228	(3,775)	(3,547)	149	(503)	(354)

TA BlackRock iShares Edge 40 Service Class	430,028	(1,052,922)	(622,894)	217,803	(1,393,269)	(1,175,466)

TA BlackRock iShares Edge 50 Service Class	1,067,888	(138,045)	929,843	597,770	(86,989)	510,781

TA BlackRock iShares Edge 75 Service Class	413,144	(88,315)	324,829	307,884	(108,641)	199,243

TA BlackRock Tactical Allocation Service Class	314,901	(4,343,046)	(4,028,145)	605,471	(3,317,723)	(2,712,252)

TA Greystone International Growth Initial Class	7,983	(11,820)	(3,837)	269	(4,253)	(3,984)

TA Greystone International Growth Service Class	146,406	(316,636)	(170,230)	308,024	(5,517,347)	(5,209,323)

TA International Equity Index Service Class	309,403	(69,244)	240,159	202,315	(96,560)	105,755

TA Janus Balanced Service Class	1,052,687	(2,688,167)	(1,635,480)	1,582,535	(2,144,845)	(562,310)

TA Janus Mid-Cap Growth Initial Class	614	(4,077)	(3,463)	4,190	(740)	3,450

TA Janus Mid-Cap Growth Service Class	353,100	(628,148)	(275,048)	2,754,006	(273,066)	2,480,940

TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	(9,676)	(9,676)

TA JPMorgan Asset Allocation - Conservative Service Class	957,629	(3,171,139)	(2,213,510)	638,836	(2,581,635)	(1,942,799)

TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-

TA JPMorgan Asset Allocation - Growth Service Class	183,899	(363,163)	(179,264)	104,335	(595,476)	(491,141)

TA JPMorgan Asset Allocation - Moderate Initial Class	166,479	(332,958)	(166,479)	-	(17,531)	(17,531)

TA JPMorgan Asset Allocation - Moderate Service Class	2,248,877	(10,587,324)	(8,338,447)	3,913,324	(14,067,757)	(10,154,433)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(185,480)	(185,480)	-	(32)	(32)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	546,277	(6,646,749)	(6,100,472)	2,760,156	(9,006,121)	(6,245,965)

TA JPMorgan Core Bond Service Class	2,477,109	(1,941,498)	535,611	1,403,385	(1,402,317)	1,068

TA JPMorgan Enhanced Index Initial Class	-	(20,677)	(20,677)	-	(9,429)	(9,429)

TA JPMorgan Enhanced Index Service Class	100,185	(168,460)	(68,275)	178,748	(156,411)	22,337

TA JPMorgan International Moderate Growth Service Class	208,268	(2,145,664)	(1,937,396)	2,040,276	(4,193,121)	(2,152,845)

TA JPMorgan Mid Cap Value Service Class	365,336	(523,084)	(157,748)	226,933	(863,951)	(637,018)

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Tactical Allocation Service Class	609,606	(2,639,532)	(2,029,926)	1,049,868	(3,820,815)	(2,770,947)

TA Legg Mason Dynamic Allocation - Balanced Service Class	484,602	(1,595,323)	(1,110,721)	502,496	(2,450,424)	(1,947,928)

TA Legg Mason Dynamic Allocation - Growth Service Class	170,398	(1,713,196)	(1,542,798)	686,331	(1,723,487)	(1,037,156)

TA Levin Large Cap Value Service Class	73,918	(959)	72,959	14,949	(4,366)	10,583

TA Madison Diversified Income Service Class	352,842	(48,034)	304,808	155,187	(81,187)	74,000

TA Managed Risk - Balanced ETF Service Class	1,187,646	(10,541,063)	(9,353,417)	2,875,044	(15,957,893)	(13,082,849)

TA Managed Risk - Conservative ETF Service Class	831,028	(6,438,006)	(5,606,978)	593,336	(3,875,568)	(3,282,232)

TA Managed Risk - Growth ETF Service Class	1,661,609	(11,879,340)	(10,217,731)	1,630,623	(16,427,649)	(14,797,026)

TA Market Participation Strategy Service Class	132,518	(556,331)	(423,813)	459,070	(1,269,613)	(810,543)

TA Morgan Stanley Capital Growth Initial Class	479,862	(10,529)	469,333	1,865	(252)	1,613

TA Morgan Stanley Capital Growth Service Class	1,915,066	(221,066)	1,694,000	222,579	(252,196)	(29,617)

TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-

TA Multi-Managed Balanced Service Class	550,762	(2,658,447)	(2,107,685)	1,029,786	(3,375,485)	(2,345,699)

TA Multi-Manager Alternative Strategies Service Class	16,625	(7,862)	8,763	11,958	(8,723)	3,235

TA PIMCO Tactical - Balanced Service Class	290,270	(920,567)	(630,297)	367,429	(1,704,524)	(1,337,095)

TA PIMCO Tactical - Conservative Service Class	467,595	(823,075)	(355,480)	186,335	(954,751)	(768,416)

TA PIMCO Tactical - Growth Service Class	239,047	(955,695)	(716,648)	513,316	(1,232,126)	(718,810)

TA PIMCO Total Return Initial Class	35,011	(92,800)	(57,789)	-	(7,651)	(7,651)

TA PIMCO Total Return Service Class	1,556,410	(4,368,748)	(2,812,338)	1,981,853	(5,024,295)	(3,042,442)

TA PineBridge Inflation Opportunities Service Class	442,076	(994,697)	(552,621)	473,162	(1,622,119)	(1,148,957)

TA ProFunds UltraBear Service Class (OAM)	9,304,476	(25,784,761)	(16,480,285)	31,101,854	(7,663,632)	23,438,222

TA QS Investors Active Asset Allocation - Conservative Service Class	111,643	(901,286)	(789,643)	130,614	(1,319,318)	(1,188,704)

TA QS Investors Active Asset Allocation - Moderate Service Class	477,310	(2,308,487)	(1,831,177)	822,712	(3,192,449)	(2,369,737)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	411,024	(1,735,509)	(1,324,485)	452,183	(2,332,303)	(1,880,120)

TA Small/Mid Cap Value Initial Class	-	(28,702)	(28,702)	216	(8,685)	(8,469)

TA Small/Mid Cap Value Service Class	487,373	(589,521)	(102,148)	265,758	(462,047)	(196,289)

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA T. Rowe Price Small Cap Initial Class	1,375	(13,948)	(12,573)	3,979	(11,757)	(7,778)

TA T. Rowe Price Small Cap Service Class	652,753	(861,861)	(209,108)	400,824	(1,125,526)	(724,702)

TA TS&W International Equity Initial Class	900	(23,455)	(22,555)	74	(14,272)	(14,198)

TA TS&W International Equity Service Class	132,500	(151,534)	(19,034)	102,759	(177,317)	(74,558)

TA U.S. Equity Index Service Class	2,539,124	(560,027)	1,979,097	513,948	(52,942)	461,006

TA WMC US Growth Initial Class	804,120	(146,373)	657,747	83,183	(246,997)	(163,814)

TA WMC US Growth Service Class	1,321,537	(676,083)	645,454	292,725	(924,871)	(632,146)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	(54,305)	(54,305)	-	-	-

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	-	(41,630)	(41,630)	-	(612)	(612)

Vanguard® Mid-Cap Index	62,719	(27,647)	35,072	-	-	-

Vanguard® Moderate Allocation	-	-	-	-	-	-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	35,822	(17,353)	18,469	-	-	-

Vanguard® Short-Term Investment Grade	136,568	(60,523)	76,045	-	-	-

Vanguard® Total Bond Market Index	135,569	(99,197)	36,372	-	-	-

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Wanger USA	-	-	-	-	-	-

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	$1,110,691	$(1,098,434)	$12,257	$1,949,402	$(1,292,852)	$656,550

AB Growth and Income Class B Shares	4,074,361	(6,606,057)	(2,531,696)	2,284,325	(3,309,901)	(1,025,576)

AB Large Cap Growth Class B Shares	-	(92,511)	(92,511)	38,362	(115,934)	(77,572)

American Funds - Asset Allocation Class 2 Shares	8,399,811	(6,502,911)	1,896,900	18,225,904	(14,352,753)	3,873,151

American Funds - Bond Class 2 Shares	5,086,285	(4,130,739)	955,546	2,089,064	(2,669,646)	(580,582)

American Funds - Growth Class 2 Shares	25,253,071	(10,373,609)	14,879,462	14,563,406	(13,635,985)	927,421

American Funds - Growth-Income Class 2 Shares	13,538,286	(5,132,425)	8,405,861	11,860,488	(12,785,123)	(924,635)

American Funds - International Class 2 Shares	10,903,567	(5,076,599)	5,826,968	21,181,907	(5,186,985)	15,994,922

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	7,018,315	(5,149,761)	1,868,554	9,786,668	(5,778,865)	4,007,803

Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-

Fidelity® VIP Contrafund® Service Class 2	22,542,065	(7,591,804)	14,950,261	5,964,809	(10,339,002)	(4,374,193)

Fidelity® VIP Equity-Income Service Class 2	-	(54,982)	(54,982)	47,977	(252,991)	(205,014)

Fidelity® VIP Growth Service Class 2	-	(46,849)	(46,849)	38,303	(125,050)	(86,747)

Fidelity® VIP Growth Opportunities Service Class 2	-	(89)	(89)	-	(82)	(82)

Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-

Fidelity® VIP Mid Cap Service Class 2	8,029,335	(5,873,653)	2,155,682	5,496,452	(17,683,661)	(12,187,209)

Fidelity® VIP Value Strategies Initial Class	-	(3,106)	(3,106)	-	(4)	(4)

Fidelity® VIP Value Strategies Service Class 2	4,385,370	(2,983,505)	1,401,865	1,965,651	(4,096,610)	(2,130,959)

Franklin Allocation Class 4 Shares	213,660	(634,456)	(420,796)	4,114	(790,515)	(786,401)

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Franklin Income Class 2 Shares	$89,379	$(713,719)	$(624,340)	$10,752	$(594,154)	$(583,402)

Franklin Mutual Shares Class 2 Shares	48,919	(137,435)	(88,516)	21,829	(155,229)	(133,400)

Franklin Templeton Foreign Class 2 Shares	26,984	(237,165)	(210,181)	18,209	(317,790)	(299,581)

Invesco V.I. American Franchise Series II Shares	-	(72,716)	(72,716)	-	(9,237)	(9,237)

Janus Henderson - Enterprise Service Shares	-	(5,614)	(5,614)	42,227	(100,375)	(58,148)

Janus Henderson - Global Research Service Shares	-	(15,171)	(15,171)	13,222	(74,497)	(61,275)

Janus Henderson - Mid Cap Value Service Shares	-	(78)	(78)	-	(92)	(92)

JPMorgan Insurance Trust Core Bond Class 1 Shares	100,600	(135,496)	(34,896)	-	(39,877)	(39,877)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	(2)	(2)	-	1	1

JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(7,615)	(7,615)	-	(158)	(158)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(1,184)	(1,184)	-	(1,080)	(1,080)

MFS® New Discovery Service Class	21,875	(166,770)	(144,895)	31,353	(288,401)	(257,048)

MFS® Total Return Service Class	9,773	(108,175)	(98,402)	8,701	(272,635)	(263,934)

State Street Total Return V.I.S. Class 3 Shares	2,319,741	(3,171,330)	(851,589)	2,075,647	(427,008)	1,648,639

TA 60/40 Allocation Service Class	617,381	(183,757)	433,624	651,554	(33,996)	617,558

TA Aegon High Yield Bond Initial Class	411	(63,779)	(63,368)	7,334	(941)	6,393

TA Aegon High Yield Bond Service Class	2,197,524	(1,512,434)	685,090	1,182,296	(1,783,132)	(600,836)

TA Aegon U.S. Government Securities Initial Class	5,869	(90,962)	(85,093)	-	(20,356)	(20,356)

TA Aegon U.S. Government Securities Service Class	21,495,072	(48,979,272)	(27,484,200)	45,479,703	(15,349,476)	30,130,227

TA American Funds Managed Risk - Balanced Service Class	14,242,178	(5,515,532)	8,726,646	15,015,876	(4,674,950)	10,340,926

TA Barrow Hanley Dividend Focused Initial Class	1,320	(367,776)	(366,456)	63,683	(345,328)	(281,645)

TA Barrow Hanley Dividend Focused Service Class	5,472,806	(6,665,915)	(1,193,109)	2,704,181	(3,085,650)	(381,469)

TA BlackRock Global Allocation Service Class	5,056,330	(7,391,639)	(2,335,309)	6,606,992	(12,188,520)	(5,581,528)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	3,153,439	(1,499,548)	1,653,891	4,179,377	(644,577)	3,534,800

TA BlackRock Global Allocation Managed Risk - Growth Service Class	881,567	(1,256,390)	(374,823)	1,495,992	(1,051,146)	444,846

TA BlackRock Global Real Estate Securities Initial Class	3,467	(11,258)	(7,791)	-	(1,105)	(1,105)

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Global Real Estate Securities Service Class	$1,120,227	$(631,730)	$488,497	$493,190	$(1,108,100)	$(614,910)
TA BlackRock Government Money Market Initial Class	185,034	(239,301)	(54,267)	87,987	(22,496)	65,491
TA BlackRock Government Money Market Service Class	46,514,808	(37,684,489)	8,830,319	44,240,163	(46,081,276)	(1,841,113)
TA BlackRock iShares Edge 100 Service Class	920,685	(301,779)	618,906	770,489	(291,675)	478,814
TA BlackRock iShares Edge 40 Initial Class	419	(6,783)	(6,364)	261	(858)	(597)
TA BlackRock iShares Edge 40 Service Class	2,084,808	(2,686,392)	(601,584)	1,960,367	(3,084,546)	(1,124,179)
TA BlackRock iShares Edge 50 Service Class	12,701,720	(1,635,216)	11,066,504	6,704,404	(974,404)	5,730,000
TA BlackRock iShares Edge 75 Service Class	5,078,279	(1,083,873)	3,994,406	3,669,375	(1,237,241)	2,432,134
TA BlackRock Tactical Allocation Service Class	2,006,221	(13,165,877)	(11,159,656)	3,915,969	(11,124,562)	(7,208,593)
TA Greystone International Growth Initial Class	23,884	(19,669)	4,215	473	(6,202)	(5,729)
TA Greystone International Growth Service Class	1,255,167	(1,719,843)	(464,676)	1,972,299	(15,816,171)	(13,843,872)
TA International Equity Index Service Class	3,250,543	(720,304)	2,530,239	2,199,889	(1,022,420)	1,177,469
TA Janus Balanced Service Class	10,246,869	(11,026,068)	(779,199)	13,826,278	(11,336,124)	2,490,154
TA Janus Mid-Cap Growth Initial Class	9,937	(69,243)	(59,306)	67,193	(10,066)	57,127
TA Janus Mid-Cap Growth Service Class	5,029,769	(2,715,110)	2,314,659	10,927,850	(1,462,153)	9,465,697
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	(17,575)	(17,575)
TA JPMorgan Asset Allocation - Conservative Service Class	4,738,352	(10,058,670)	(5,320,318)	5,573,159	(7,490,203)	(1,917,044)
TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	(1)	(1)
TA JPMorgan Asset Allocation - Growth Service Class	2,521,136	(1,259,733)	1,261,403	1,316,284	(1,949,758)	(633,474)
TA JPMorgan Asset Allocation - Moderate Initial Class	339,669	(668,858)	(329,189)	-	(34,981)	(34,981)
TA JPMorgan Asset Allocation - Moderate Service Class	22,542,874	(29,535,116)	(6,992,242)	35,958,570	(35,153,724)	804,846
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(407,763)	(407,763)	-	(70)	(70)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	4,945,953	(21,867,717)	(16,921,764)	17,920,165	(27,637,283)	(9,717,118)
TA JPMorgan Core Bond Service Class	14,498,004	(5,642,636)	8,855,368	4,986,043	(4,428,451)	557,592
TA JPMorgan Enhanced Index Initial Class	-	(65,115)	(65,115)	-	(34,496)	(34,496)
TA JPMorgan Enhanced Index Service Class	1,703,148	(2,685,608)	(982,460)	1,531,352	(2,308,887)	(777,535)

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan International Moderate Growth Service Class	$1,340,031	$(5,462,622)	$(4,122,591)	$6,284,165	$(8,222,579)	$(1,938,414)

TA JPMorgan Mid Cap Value Service Class	5,245,014	(5,146,790)	98,224	2,939,151	(6,753,056)	(3,813,905)

TA JPMorgan Tactical Allocation Service Class	5,838,269	(9,129,187)	(3,290,918)	9,005,331	(12,975,219)	(3,969,888)

TA Legg Mason Dynamic Allocation - Balanced Service Class	2,340,580	(9,211,303)	(6,870,723)	3,903,876	(13,106,573)	(9,202,697)

TA Legg Mason Dynamic Allocation - Growth Service Class	1,269,125	(6,020,760)	(4,751,635)	2,977,749	(7,360,265)	(4,382,516)

TA Levin Large Cap Value Service Class	729,967	(9,469)	720,498	155,145	(45,974)	109,171

TA Madison Diversified Income Service Class	3,722,251	(355,384)	3,366,867	1,856,553	(957,814)	898,739

TA Managed Risk - Balanced ETF Service Class	10,618,287	(37,992,097)	(27,373,810)	25,942,401	(47,537,418)	(21,595,017)

TA Managed Risk - Conservative ETF Service Class	4,949,732	(14,750,967)	(9,801,235)	5,342,095	(13,261,520)	(7,919,425)

TA Managed Risk - Growth ETF Service Class	9,488,206	(40,347,115)	(30,858,909)	9,393,371	(44,800,662)	(35,407,291)

TA Market Participation Strategy Service Class	1,094,362	(3,010,531)	(1,916,169)	2,493,587	(5,551,482)	(3,057,895)

TA Morgan Stanley Capital Growth Initial Class	1,878,112	(37,061)	1,841,051	6,506	(883)	5,623

TA Morgan Stanley Capital Growth Service Class	23,282,659	(2,957,066)	20,325,593	3,126,541	(1,990,478)	1,136,063

TA Multi-Managed Balanced Initial Class	-	(2)	(2)	-	1	1

TA Multi-Managed Balanced Service Class	5,193,576	(13,488,897)	(8,295,321)	11,106,005	(12,989,480)	(1,883,475)

TA Multi-Manager Alternative Strategies Service Class	165,208	(78,464)	86,744	120,392	(87,491)	32,901

TA PIMCO Tactical - Balanced Service Class	1,415,490	(3,285,158)	(1,869,668)	1,748,065	(4,237,165)	(2,489,100)

TA PIMCO Tactical - Conservative Service Class	3,596,324	(4,294,375)	(698,051)	1,801,136	(4,739,212)	(2,938,076)

TA PIMCO Tactical - Growth Service Class	1,756,440	(3,200,268)	(1,443,828)	2,863,923	(3,438,845)	(574,922)

TA PIMCO Total Return Initial Class	59,664	(156,629)	(96,965)	-	(12,357)	(12,357)

TA PIMCO Total Return Service Class	6,647,039	(10,349,167)	(3,702,128)	7,974,434	(12,040,698)	(4,066,264)

TA PineBridge Inflation Opportunities Service Class	1,947,355	(1,821,464)	125,891	2,948,447	(2,739,051)	209,396

TA ProFunds UltraBear Service Class (OAM)	288,885	(878,604)	(589,719)	1,301,917	(305,384)	996,533

TA QS Investors Active Asset Allocation - Conservative Service Class	632,587	(2,489,687)	(1,857,100)	1,366,652	(4,536,316)	(3,169,664)

TA QS Investors Active Asset Allocation - Moderate Service Class	3,504,647	(9,100,496)	(5,595,849)	6,872,899	(12,334,613)	(5,461,714)

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	$2,107,692	$(6,753,563)	$(4,645,871)	$3,211,307	$(8,483,236)	$(5,271,929)

TA Small/Mid Cap Value Initial Class	-	(434,930)	(434,930)	3,137	(136,524)	(133,387)

TA Small/Mid Cap Value Service Class	5,013,663	(2,291,247)	2,722,416	2,007,626	(1,963,557)	44,069

TA T. Rowe Price Small Cap Initial Class	4,174	(198,744)	(194,570)	35,207	(75,225)	(40,018)

TA T. Rowe Price Small Cap Service Class	10,835,420	(7,988,322)	2,847,098	5,166,357	(9,880,027)	(4,713,670)

TA TS&W International Equity Initial Class	12,109	(49,996)	(37,887)	188	(40,670)	(40,482)

TA TS&W International Equity Service Class	1,303,055	(735,417)	567,638	676,937	(870,727)	(193,790)

TA U.S. Equity Index Service Class	31,643,656	(7,175,503)	24,468,153	5,957,181	(599,432)	5,357,749

TA WMC US Growth Initial Class	1,823,912	(322,572)	1,501,340	192,117	(513,869)	(321,752)

TA WMC US Growth Service Class	11,456,247	(3,037,784)	8,418,463	3,014,129	(4,691,261)	(1,677,132)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	-	(1,072,521)	(1,072,521)	-	(1)	(1)

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	-	(632,356)	(632,356)	-	(9,908)	(9,908)

Vanguard® Mid-Cap Index	1,130,279	(547,094)	583,185	-	-	-

Vanguard® Moderate Allocation	-	-	-	-	-	-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	506,049	(266,638)	239,411	-	-	-

Vanguard® Short-Term Investment Grade	1,459,722	(663,023)	796,699	-	-	-

Vanguard® Total Bond Market Index	1,462,216	(1,113,500)	348,716	-	(1)	(1)

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Total International Stock Market Index	$-	$-	$-	$-	$-	$-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	-	-	-	-	-	-

Voya Large Cap Value Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	-	-	-	-	-	-

Wanger USA	-	-	-	-	-	-

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Wealth Strategy Class B Shares

	12/31/2019	1,415,672	$15.18	to	$11.79	$5,775,013	2.35%	0.40%	to	2.70%	17.73%	to	15.10%

	12/31/2018	1,591,557	12.90	to	10.24	4,944,515	1.70	0.40	to	2.70	(6.79)	to	(8.88)

	12/31/2017	1,763,828	13.84	to	11.24	4,712,679	1.78	0.40	to	2.70	14.88	to	12.59

	12/31/2016	2,023,694	12.01	to	11.35	4,215,929	1.84	0.65	to	2.20	3.77	to	2.18

	12/31/2015	2,341,162	11.58	to	11.11	4,557,024	2.04	0.65	to	2.20	0.64	to	(0.91)

AB Growth and Income Class B Shares

	12/31/2019	4,287,814	19.68	to	2.21	24,808,664	1.04	0.40	to	2.50	23.12	to	20.60

	12/31/2018	5,713,960	15.98	to	1.83	22,549,039	0.75	0.40	to	2.50	(6.22)	to	(8.15)

	12/31/2017	6,311,186	17.05	to	1.99	25,327,849	1.41	0.40	to	2.50	17.54	to	15.71

	12/31/2016	5,510,413	14.43	to	13.87	17,846,053	0.86	0.90	to	2.00	10.08	to	8.88

	12/31/2015	5,217,993	13.11	to	12.74	14,390,342	1.24	0.90	to	2.00	0.52	to	(0.58)

AB Large Cap Growth Class B Shares

	12/31/2019	110,099	3.54	to	2.65	398,618	-	1.15	to	2.50	32.84	to	31.09

	12/31/2018	139,295	2.66	to	2.02	378,988	-	1.15	to	2.50	1.15	to	(0.19)

	12/31/2017	165,616	2.63	to	2.03	445,455	-	1.15	to	2.50	30.18	to	28.47

	12/31/2016	217,408	2.02	to	1.99	447,199	-	1.15	to	1.95	1.19	to	0.40

	12/31/2015	229,886	2.00	to	1.99	468,281	-	1.15	to	1.95	9.59	to	8.74

American Funds - Asset Allocation Class 2 Shares

	12/31/2019	10,219,303	17.00	to	12.29	66,817,584	1.95	0.60	to	2.80	20.51	to	17.93

	12/31/2018	11,287,218	14.10	to	10.42	54,283,384	1.82	0.60	to	2.80	(5.18)	to	(7.22)

	12/31/2017	15,279,462	14.87	to	11.23	54,222,730	1.54	0.60	to	2.80	15.36	to	13.07

	12/31/2016	17,001,645	12.88	to	12.16	45,745,822	1.86	0.75	to	2.30	8.59	to	6.93

	12/31/2015	15,909,527	11.86	to	11.38	32,340,462	1.68	0.75	to	2.30	0.64	to	(0.91)

American Funds - Bond Class 2 Shares

	12/31/2019	4,067,969	11.32	to	10.41	17,729,897	2.60	0.60	to	2.80	8.70	to	6.38

	12/31/2018	4,465,231	10.42	to	9.79	15,508,538	2.39	0.60	to	2.80	(1.31)	to	(3.43)

	12/31/2017	5,015,162	10.56	to	10.14	16,486,527	1.95	0.60	to	2.80	2.89	to	0.85

	12/31/2016	5,550,075	10.24	to	9.68	15,744,768	1.72	0.75	to	2.30	2.18	to	0.61

	12/31/2015	5,462,357	10.03	to	9.62	12,577,030	1.79	0.75	to	2.30	(0.47)	to	(2.01)

American Funds - Growth Class 2 Shares

	12/31/2019	5,153,853	24.27	to	15.19	72,856,161	0.79	0.60	to	2.80	29.99	to	27.21

	12/31/2018	4,840,041	18.67	to	11.94	43,464,477	0.45	0.60	to	2.80	(0.85)	to	(2.98)

	12/31/2017	5,074,221	18.83	to	12.31	43,786,720	0.52	0.60	to	2.80	27.34	to	24.81

	12/31/2016	5,791,039	14.77	to	13.95	30,774,870	0.86	0.75	to	2.30	8.67	to	7.01

	12/31/2015	5,846,107	13.59	to	13.04	25,212,890	0.64	0.75	to	2.30	6.06	to	4.43

American Funds - Growth-Income Class 2 Shares

	12/31/2019	3,578,073	21.87	to	13.80	45,989,717	1.80	0.60	to	2.80	25.38	to	22.70

	12/31/2018	3,300,529	17.44	to	11.25	29,560,348	1.54	0.60	to	2.80	(2.38)	to	(4.48)

	12/31/2017	6,132,937	17.87	to	11.78	31,707,232	1.44	0.60	to	2.80	21.47	to	19.06

	12/31/2016	6,196,880	14.69	to	13.88	24,020,712	1.60	0.75	to	2.30	10.69	to	8.99

	12/31/2015	6,078,747	13.27	to	12.73	19,534,129	1.37	0.75	to	2.30	0.70	to	(0.85)

American Funds - International Class 2 Shares

	12/31/2019	11,158,019	14.76	to	12.98	40,863,027	1.55	0.60	to	2.80	22.15	to	19.54

	12/31/2018	11,793,828	12.08	to	10.86	28,518,169	2.22	0.60	to	2.80	(13.66)	to	(15.51)

	12/31/2017	4,186,038	14.00	to	12.85	17,419,416	1.31	0.60	to	2.80	31.16	to	28.56

	12/31/2016	4,168,809	10.66	to	10.07	11,475,849	1.49	0.75	to	2.30	2.76	to	1.18

	12/31/2015	4,190,015	10.37	to	9.95	10,292,784	1.11	0.75	to	2.30	(5.24)	to	(6.70)

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA Equity Allocation

	12/31/2019	(1)	-	$10.04	to	$10.04	$-	-%	0.27%	to	0.47%	-%	to	-%

DFA VA Global Bond

	12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

DFA VA Global Moderate Allocation

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA International Small

	12/31/2019	(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

DFA VA International Value

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA Short-Term Fixed

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Large Value

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Targeted Value

	12/31/2019	(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-

Fidelity® VIP Balanced Service Class 2

	12/31/2019		7,129,126	17.71	to	12.71	34,772,178	1.59	0.40	to	2.50	23.62	to	21.09

	12/31/2018		8,189,669	14.33	to	10.50	26,708,903	1.37	0.40	to	2.50	(4.82)	to	(6.79)

	12/31/2017		8,980,286	15.06	to	11.26	24,492,159	1.28	0.40	to	2.50	15.60	to	13.29

	12/31/2016		9,610,359	13.02	to	12.30	21,131,382	1.13	0.45	to	2.00	6.50	to	4.87

	12/31/2015		10,652,231	12.22	to	11.73	20,942,222	1.38	0.45	to	2.00	(0.09)	to	(1.63)

Fidelity® VIP Contrafund® Initial Class

	12/31/2019		-	21.14	to	20.65	-	-	0.65	to	1.00	30.73	to	30.27

	12/31/2018		-	16.17	to	15.85	-	-	0.65	to	1.00	(6.99)	to	(7.31)

	12/31/2017		-	17.38	to	17.10	-	-	0.65	to	1.00	21.09	to	20.67

	12/31/2016		-	14.35	to	14.17	-	-	0.65	to	1.00	7.31	to	6.93

	12/31/2015		-	13.38	to	13.25	-	-	0.65	to	1.00	0.02	to	(0.33)

Fidelity® VIP Contrafund® Service Class 2

	12/31/2019		7,212,975	20.74	to	3.25	64,338,846	0.24	0.40	to	2.50	30.75	to	28.07

	12/31/2018		5,600,447	15.86	to	2.54	37,145,331	0.43	0.40	to	2.50	(7.01)	to	(8.93)

	12/31/2017		6,467,651	17.06	to	2.79	44,958,123	0.79	0.40	to	2.50	20.50	to	18.63

	12/31/2016		6,870,488	14.09	to	13.54	34,500,882	0.67	0.90	to	2.00	6.77	to	5.60

	12/31/2015		7,251,023	13.20	to	12.82	30,642,355	0.64	0.90	to	2.00	(0.48)	to	(1.57)

Fidelity® VIP Equity-Income Service Class 2

	12/31/2019		246,717	2.01	to	2.13	568,345	1.83	1.15	to	2.50	25.66	to	24.01

	12/31/2018		271,212	1.60	to	1.72	502,640	1.83	1.15	to	2.50	(9.58)	to	(10.78)

	12/31/2017		360,555	1.77	to	1.93	761,780	1.42	1.15	to	2.50	11.37	to	9.91

	12/31/2016		441,460	1.59	to	1.87	849,441	2.07	1.15	to	1.95	16.37	to	15.46

	12/31/2015		522,920	1.37	to	1.62	881,845	2.83	1.15	to	1.95	(5.33)	to	(6.07)

Fidelity® VIP Growth Service Class 2

	12/31/2019		347,776	3.30	to	2.54	1,145,730	0.05	1.15	to	2.50	32.45	to	30.71

	12/31/2018		362,404	2.49	to	1.94	907,513	0.04	1.15	to	2.50	(1.57)	to	(2.87)

	12/31/2017		392,569	2.53	to	2.00	1,003,079	0.08	1.15	to	2.50	33.29	to	31.54

	12/31/2016		408,897	1.90	to	1.81	785,155	-	1.15	to	1.95	(0.59)	to	(1.37)

	12/31/2015		427,939	1.91	to	1.83	832,825	0.03	1.15	to	1.95	5.69	to	4.86

Fidelity® VIP Growth Opportunities Service Class 2

	12/31/2019		1,150	3.72	to	2.75	3,258	-	1.25	to	1.55	38.76	to	38.35

	12/31/2018		1,194	2.68	to	1.99	2,443	0.08	1.25	to	1.55	10.82	to	10.49

	12/31/2017		1,238	2.42	to	1.80	2,289	0.10	1.25	to	1.55	32.53	to	32.14

	12/31/2016		1,283	1.83	to	1.36	1,792	0.05	1.25	to	1.55	(1.17)	to	(1.46)

	12/31/2015		1,328	1.85	to	1.38	1,880	0.00	1.25	to	1.55	4.04	to	3.74

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Mid Cap Initial Class

	12/31/2019	-	$17.95	to	$17.54	$-	-%	0.65%	to	1.00%	22.65%	to	22.22%

	12/31/2018	-	14.64	to	14.35	-	-	0.65	to	1.00	(15.10)	to	(15.39)

	12/31/2017	-	17.24	to	16.96	-	-	0.65	to	1.00	20.03	to	19.61

	12/31/2016	-	14.36	to	14.18	-	-	0.65	to	1.00	11.51	to	11.12

	12/31/2015	-	12.88	to	12.76	-	-	0.65	to	1.00	(2.03)	to	(2.37)

Fidelity® VIP Mid Cap Service Class 2

	12/31/2019	2,704,386	17.62	to	3.55	27,192,549	0.68	0.40	to	2.50	22.68	to	20.17

	12/31/2018	2,778,518	14.36	to	2.95	20,393,728	0.37	0.40	to	2.50	(15.11)	to	(16.86)

	12/31/2017	5,062,903	16.92	to	3.55	36,379,914	0.50	0.40	to	2.50	19.46	to	17.61

	12/31/2016	5,297,560	14.09	to	13.54	27,980,216	0.34	0.90	to	2.00	10.92	to	9.71

	12/31/2015	5,521,714	12.71	to	12.34	24,624,604	0.27	0.90	to	2.00	(2.51)	to	(3.58)

Fidelity® VIP Value Strategies Initial Class

	12/31/2019	1,534	17.14	to	16.75	26,305	1.60	0.65	to	1.00	33.66	to	33.19

	12/31/2018	1,730	12.83	to	12.57	22,195	0.98	0.65	to	1.00	(17.86)	to	(18.15)

	12/31/2017	1,731	15.62	to	15.36	27,025	1.51	0.65	to	1.00	18.59	to	18.17

	12/31/2016	1,731	13.17	to	13.00	22,793	1.16	0.65	to	1.00	8.91	to	8.54

	12/31/2015	1,731	12.09	to	11.98	20,931	1.17	0.65	to	1.00	(3.62)	to	(3.95)

Fidelity® VIP Value Strategies Service Class 2

	12/31/2019	1,436,606	16.81	to	3.00	13,100,877	1.43	0.40	to	2.50	33.56	to	30.83

	12/31/2018	1,554,410	12.58	to	2.29	8,610,083	0.71	0.40	to	2.50	(17.83)	to	(19.52)

	12/31/2017	2,008,310	15.32	to	2.85	12,836,585	1.23	0.40	to	2.50	18.02	to	16.19

	12/31/2016	2,168,759	12.91	to	12.41	10,823,952	1.00	0.90	to	2.00	8.30	to	7.11

	12/31/2015	2,209,354	11.93	to	11.59	9,569,134	0.90	0.90	to	2.00	(4.06)	to	(5.11)

Franklin Allocation Class 4 Shares

	12/31/2019	1,035,878	2.27	to	11.10	2,266,701	3.39	1.30	to	2.65	18.03	to	16.48

	12/31/2018	1,241,190	1.92	to	9.53	2,302,272	3.02	1.30	to	2.65	(10.75)	to	(11.93)

	12/31/2017	1,619,010	2.15	to	10.82	3,384,945	2.52	1.30	to	2.65	10.35	to	8.90

	12/31/2016	1,941,404	1.95	to	1.83	3,694,259	3.71	1.30	to	2.10	11.48	to	10.61

	12/31/2015	2,139,547	1.75	to	1.66	3,663,185	2.77	1.30	to	2.10	(7.44)	to	(8.17)

Franklin Income Class 2 Shares

	12/31/2019	1,442,333	1.62	to	1.54	2,298,317	5.36	1.15	to	2.50	14.74	to	13.23

	12/31/2018	1,855,382	1.41	to	1.36	2,577,641	4.90	1.15	to	2.50	(5.40)	to	(6.65)

	12/31/2017	2,252,757	1.49	to	1.46	3,318,178	4.23	1.15	to	2.50	8.43	to	7.00

	12/31/2016	2,549,956	1.37	to	1.27	3,477,568	4.92	1.15	to	1.95	12.73	to	11.85

	12/31/2015	2,995,232	1.22	to	1.14	3,637,520	4.37	1.15	to	1.95	(8.11)	to	(8.83)

Franklin Mutual Shares Class 2 Shares

	12/31/2019	336,678	1.54	to	1.85	521,168	1.70	1.15	to	2.50	21.18	to	19.58

	12/31/2018	400,640	1.27	to	1.54	510,977	2.27	1.15	to	2.50	(10.11)	to	(11.30)

	12/31/2017	498,421	1.41	to	1.74	705,918	2.17	1.15	to	2.50	7.12	to	5.71

	12/31/2016	582,908	1.32	to	1.22	775,627	1.91	1.15	to	1.95	14.74	to	13.84

	12/31/2015	686,274	1.15	to	1.07	795,342	3.09	1.15	to	1.95	(6.02)	to	(6.76)

Franklin Templeton Foreign Class 2 Shares

	12/31/2019	1,045,944	1.06	to	1.19	1,084,620	1.75	1.15	to	2.50	11.25	to	9.78

	12/31/2018	1,262,245	0.95	to	1.08	1,180,019	2.71	1.15	to	2.50	(16.41)	to	(17.52)

	12/31/2017	1,543,003	1.14	to	1.31	1,730,862	2.59	1.15	to	2.50	15.37	to	13.86

	12/31/2016	1,725,317	0.99	to	0.92	1,683,083	1.97	1.15	to	1.95	5.96	to	5.13

	12/31/2015	1,871,388	0.93	to	0.87	1,727,313	3.20	1.15	to	1.95	(7.56)	to	(8.28)

Invesco V.I. American Franchise Series II Shares

	12/31/2019	69,582	2.40	to	2.17	161,362	-	1.15	to	2.50	34.88	to	33.10

	12/31/2018	104,763	1.78	to	1.63	181,992	-	1.15	to	2.50	(4.99)	to	(6.25)

	12/31/2017	109,350	1.87	to	1.74	200,731	-	1.15	to	2.50	25.59	to	23.94

	12/31/2016	125,436	1.49	to	1.44	183,985	-	1.15	to	1.95	0.86	to	0.07

	12/31/2015	126,470	1.48	to	1.44	184,547	-	1.15	to	1.95	3.56	to	2.75

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Enterprise Service Shares

	12/31/2019	80,431	$4.08	to	$3.49	$388,352	0.05%	1.15%	to	2.50%	33.62%	to	31.86%

	12/31/2018	81,729	3.06	to	2.65	295,954	0.13	1.15	to	2.50	(1.80)	to	(3.10)

	12/31/2017	94,795	3.11	to	2.73	356,554	0.53	1.15	to	2.50	25.65	to	24.00

	12/31/2016	97,516	2.48	to	3.00	290,893	0.72	1.15	to	1.95	10.83	to	9.97

	12/31/2015	101,617	2.24	to	2.73	275,800	0.76	1.15	to	1.95	2.59	to	1.78

Janus Henderson - Global Research Service Shares

	12/31/2019	188,381	2.10	to	1.66	360,718	0.86	1.15	to	2.50	27.25	to	25.57

	12/31/2018	197,738	1.65	to	1.32	297,947	0.96	1.15	to	2.50	(8.15)	to	(9.36)

	12/31/2017	231,664	1.79	to	1.46	389,774	0.68	1.15	to	2.50	25.25	to	23.60

	12/31/2016	289,631	1.43	to	1.43	395,561	0.95	1.15	to	1.95	0.66	to	(0.12)

	12/31/2015	299,642	1.42	to	1.44	406,816	0.53	1.15	to	1.95	(3.64)	to	(4.40)

Janus Henderson - Mid Cap Value Service Shares

	12/31/2019	900	2.96	to	2.79	2,579	1.48	1.25	to	1.55	28.44	to	28.06

	12/31/2018	934	2.30	to	2.18	2,089	0.90	1.25	to	1.55	(14.89)	to	(15.14)

	12/31/2017	969	2.71	to	2.56	2,549	0.64	1.25	to	1.55	12.23	to	11.90

	12/31/2016	1,004	2.41	to	2.29	2,356	0.91	1.25	to	1.55	17.30	to	16.96

	12/31/2015	1,039	2.06	to	1.96	2,083	1.04	1.25	to	1.55	(4.88)	to	(5.16)

JPMorgan Insurance Trust Core Bond Class 1 Shares

	12/31/2019	312,512	1.38	to	10.46	426,543	2.46	1.25	to	2.50	6.84	to	5.54

	12/31/2018	342,219	1.29	to	9.91	433,361	2.40	1.25	to	2.50	(1.19)	to	(2.40)

	12/31/2017	373,840	1.30	to	10.16	480,107	2.58	1.25	to	2.50	2.30	to	1.05

	12/31/2016	417,140	1.27	to	1.21	525,026	2.65	1.25	to	1.95	0.86	to	0.17

	12/31/2015	500,032	1.26	to	1.21	624,029	3.69	1.25	to	1.95	(0.13)	to	(0.81)

JPMorgan Insurance Trust Mid Cap Value Class 1 Shares

	12/31/2019	52,138	3.81	to	11.64	197,917	1.59	1.25	to	2.50	25.20	to	23.67

	12/31/2018	52,138	3.04	to	9.41	158,145	0.96	1.25	to	2.50	(12.93)	to	(14.00)

	12/31/2017	52,138	3.50	to	10.94	181,699	0.79	1.25	to	2.50	12.36	to	11.00

	12/31/2016	52,138	3.11	to	2.95	161,765	0.86	1.25	to	1.95	13.28	to	12.51

	12/31/2015	52,138	2.75	to	2.62	142,851	0.99	1.25	to	1.95	(3.86)	to	(4.52)

JPMorgan Insurance Trust Small Cap Core Class 1 Shares

	12/31/2019	308	3.80	to	11.58	1,166	0.74	1.25	to	2.50	23.04	to	21.54

	12/31/2018	2,503	3.09	to	9.53	7,637	0.37	1.25	to	2.50	(13.02)	to	(14.09)

	12/31/2017	2,547	3.55	to	11.09	8,950	0.32	1.25	to	2.50	13.81	to	12.42

	12/31/2016	2,590	3.12	to	2.96	8,007	0.52	1.25	to	1.95	18.73	to	17.92

	12/31/2015	2,637	2.63	to	2.51	6,877	0.14	1.25	to	1.95	(6.45)	to	(7.09)

JPMorgan Insurance Trust U.S. Equity Class 1 Shares

	12/31/2019	24,613	4.11	to	13.83	100,581	0.85	1.25	to	2.50	30.13	to	28.54

	12/31/2018	24,936	3.16	to	10.76	78,356	0.82	1.25	to	2.50	(7.33)	to	(8.47)

	12/31/2017	25,247	3.41	to	11.76	85,661	0.88	1.25	to	2.50	20.82	to	19.36

	12/31/2016	25,556	2.82	to	2.68	71,808	0.98	1.25	to	1.95	9.57	to	8.82

	12/31/2015	25,897	2.58	to	2.46	66,448	1.12	1.25	to	1.95	(0.38)	to	(1.07)

MFS® New Discovery Service Class

	12/31/2019	494,433	3.60	to	3.78	1,897,707	-	1.15	to	2.50	39.67	to	37.83

	12/31/2018	535,587	2.58	to	2.74	1,480,353	-	1.15	to	2.50	(2.84)	to	(4.13)

	12/31/2017	614,556	2.65	to	2.86	1,753,527	-	1.15	to	2.50	24.90	to	23.26

	12/31/2016	728,669	2.12	to	1.99	1,699,029	-	1.15	to	1.95	7.57	to	6.72

	12/31/2015	840,975	1.98	to	1.86	1,819,446	-	1.15	to	1.95	(3.26)	to	(4.02)

MFS® Total Return Service Class

	12/31/2019	491,795	1.92	to	1.98	1,004,119	2.13	1.15	to	2.50	18.75	to	17.19

	12/31/2018	540,759	1.62	to	1.69	936,597	1.92	1.15	to	2.50	(6.95)	to	(8.18)

	12/31/2017	684,296	1.74	to	1.84	1,277,761	2.24	1.15	to	2.50	10.75	to	9.30

	12/31/2016	1,048,659	1.57	to	1.69	1,824,238	2.68	1.15	to	1.95	7.58	to	6.74

	12/31/2015	1,107,681	1.46	to	1.58	1,794,787	2.37	1.15	to	1.95	(1.71)	to	(2.48)

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

State Street Total Return V.I.S. Class 3 Shares

	12/31/2019		1,286,288	$14.25	to	$11.47	$4,647,034	2.05%	0.40%	to	2.70%	15.11%	to	12.53%

	12/31/2018		1,413,838	12.38	to	10.19	4,872,213	2.33	0.40	to	2.70	(6.98)	to	(9.08)

	12/31/2017		1,414,159	13.31	to	11.21	3,637,485	2.13	0.40	to	2.70	14.52	to	12.24

	12/31/2016		1,363,223	11.59	to	10.95	2,313,919	1.77	0.65	to	2.20	5.39	to	3.78

	12/31/2015		1,266,778	11.00	to	10.55	1,849,112	1.47	0.65	to	2.20	(1.98)	to	(3.49)

TA 60/40 Allocation Service Class

	12/31/2019		101,302	11.55	to	11.21	1,153,458	0.18	0.20	to	2.00	19.89	to	17.75

	12/31/2018	(1)	61,235	9.64	to	9.52	586,107	-	0.20	to	2.00	-	to	-

TA Aegon High Yield Bond Initial Class

	12/31/2019		25,128	13.51	to	2.23	82,928	5.24	0.45	to	2.50	13.70	to	11.43

	12/31/2018		50,377	11.88	to	2.00	132,360	6.34	0.45	to	2.50	(2.79)	to	(4.75)

	12/31/2017		47,609	12.23	to	2.10	130,755	6.27	0.45	to	2.50	6.96	to	4.83

	12/31/2016		36,425	11.43	to	1.85	98,517	5.97	0.45	to	1.90	14.83	to	13.20

	12/31/2015		53,786	9.95	to	1.63	120,077	6.26	0.45	to	1.90	(4.65)	to	(6.01)

TA Aegon High Yield Bond Service Class

	12/31/2019		1,767,357	13.17	to	11.09	7,895,861	6.00	0.20	to	2.50	13.74	to	11.19

	12/31/2018		1,879,618	11.58	to	9.97	6,383,952	5.91	0.20	to	2.50	(2.90)	to	(5.09)

	12/31/2017		2,134,226	11.92	to	10.51	7,261,724	5.61	0.20	to	2.50	6.25	to	4.60

	12/31/2016		2,268,819	11.15	to	10.71	6,641,135	5.69	0.90	to	2.00	13.97	to	12.73

	12/31/2015		2,568,185	9.78	to	9.50	5,904,739	6.14	0.90	to	2.00	(5.16)	to	(6.19)

TA Aegon U.S. Government Securities Initial Class

	12/31/2019		89,828	1.53	to	1.20	186,543	1.84	1.25	to	2.50	5.29	to	4.00

	12/31/2018		132,172	1.46	to	1.15	261,085	3.03	1.25	to	2.50	(0.99)	to	(2.20)

	12/31/2017		142,568	1.47	to	1.18	284,854	4.00	1.25	to	2.50	1.39	to	0.16

	12/31/2016		127,683	1.45	to	1.25	251,979	0.88	1.25	to	1.90	(0.93)	to	(1.56)

	12/31/2015		153,991	1.46	to	1.27	307,218	2.22	1.25	to	1.90	(1.14)	to	(1.77)

TA Aegon U.S. Government Securities Service Class

	12/31/2019		9,041,053	10.72	to	10.10	33,204,191	1.59	0.20	to	2.50	6.14	to	3.72

	12/31/2018		13,408,309	10.10	to	9.74	58,924,996	2.23	0.20	to	2.50	(0.19)	to	(2.47)

	12/31/2017		10,761,864	10.11	to	9.99	28,859,784	2.68	0.20	to	2.50	1.90	to	(0.13)

	12/31/2016		19,883,084	9.90	to	9.36	72,397,578	0.44	0.45	to	2.00	(0.31)	to	(1.84)

	12/31/2015		19,794,265	9.93	to	9.53	70,779,519	1.42	0.45	to	2.00	(0.62)	to	(2.15)

TA American Funds Managed Risk - Balanced Service Class

	12/31/2019		6,177,727	12.84	to	11.73	75,573,079	1.26	0.20	to	2.50	17.57	to	14.93

	12/31/2018		5,415,173	10.92	to	10.21	56,971,412	0.85	0.20	to	2.50	(6.01)	to	(8.13)

	12/31/2017		4,488,029	11.62	to	11.11	50,784,606	0.64	0.20	to	2.50	14.11	to	11.84

	12/31/2016		2,676,423	10.16	to	9.90	26,789,196	0.61	0.45	to	2.00	5.94	to	4.31

	12/31/2015	(1)	977,622	9.59	to	9.49	9,319,240	-	0.45	to	2.00	-	to	-

TA Barrow Hanley Dividend Focused Initial Class

	12/31/2019		1,100,009	18.09	to	2.05	3,293,974	2.49	0.45	to	2.50	23.35	to	20.89

	12/31/2018		1,230,584	14.66	to	1.69	3,017,847	2.16	0.45	to	2.50	(11.90)	to	(13.67)

	12/31/2017		1,290,725	16.64	to	1.96	3,740,605	2.17	0.45	to	2.50	15.91	to	13.60

	12/31/2016		1,213,323	14.36	to	2.01	3,032,677	2.05	0.45	to	1.90	14.40	to	12.78

	12/31/2015		1,486,892	12.55	to	1.78	3,270,068	1.89	0.45	to	1.90	(4.03)	to	(5.39)

TA Barrow Hanley Dividend Focused Service Class

	12/31/2019		4,708,955	17.61	to	11.65	23,251,761	2.25	0.20	to	2.50	23.33	to	20.56

	12/31/2018		5,558,372	14.28	to	9.66	20,061,618	1.94	0.20	to	2.50	(11.86)	to	(13.85)

	12/31/2017		5,898,194	16.20	to	11.21	23,499,428	2.21	0.20	to	2.50	15.09	to	13.30

	12/31/2016		5,972,559	13.98	to	13.44	19,563,340	2.20	0.90	to	2.00	13.57	to	12.33

	12/31/2015		4,581,223	12.31	to	11.96	12,481,040	1.56	0.90	to	2.00	(4.69)	to	(5.74)

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Global Allocation Service Class

	12/31/2019		19,575,170	$13.71	to	$11.43	$68,154,890	0.95%	0.20%	to	2.50%	17.61%	to	14.97%

	12/31/2018		21,778,327	11.66	to	9.94	60,747,803	1.12	0.20	to	2.50	(7.81)	to	(9.89)

	12/31/2017		26,269,985	12.65	to	11.03	72,510,972	1.10	0.20	to	2.50	12.99	to	10.73

	12/31/2016		29,085,578	11.17	to	10.53	62,055,519	0.38	0.45	to	2.00	4.09	to	2.49

	12/31/2015		32,066,493	10.73	to	10.28	56,381,328	1.72	0.45	to	2.00	(1.67)	to	(3.18)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

	12/31/2019		1,420,910	11.28	to	11.01	15,233,662	3.00	0.20	to	2.50	14.48	to	11.91

	12/31/2018		1,255,834	9.85	to	9.84	11,878,103	1.22	0.20	to	2.50	(7.95)	to	(10.03)

	12/31/2017		907,756	10.70	to	10.93	9,425,985	0.66	0.20	to	2.50	12.00	to	9.77

	12/31/2016		770,157	9.53	to	9.22	7,203,419	1.96	0.45	to	2.00	(0.08)	to	(1.61)

	12/31/2015	(1)	348,633	9.54	to	9.37	3,294,098	-	0.45	to	2.00	-	to	-

TA BlackRock Global Allocation Managed Risk - Growth Service Class

	12/31/2019		938,245	11.52	to	11.55	10,262,239	3.32	0.20	to	2.50	17.69	to	15.05

	12/31/2018		977,690	9.79	to	10.04	9,178,404	1.29	0.20	to	2.50	(10.34)	to	(12.37)

	12/31/2017		934,837	10.92	to	11.45	9,906,384	0.68	0.20	to	2.50	17.34	to	15.00

	12/31/2016		802,785	9.28	to	8.98	7,315,682	2.25	0.45	to	2.00	(0.64)	to	(2.16)

	12/31/2015	(1)	491,576	9.34	to	9.18	4,545,309	-	0.45	to	2.00	-	to	-

TA BlackRock Global Real Estate Securities Initial Class

	12/31/2019		4,917	12.82	to	2.68	15,223	0.80	0.45	to	2.50	24.63	to	22.14

	12/31/2018		7,607	10.29	to	2.20	19,076	8.81	0.45	to	2.50	(10.49)	to	(12.30)

	12/31/2017		8,032	11.49	to	2.51	22,719	3.68	0.45	to	2.50	10.82	to	8.61

	12/31/2016		8,553	10.37	to	2.01	22,037	1.76	0.45	to	1.90	0.17	to	(1.25)

	12/31/2015		8,987	10.35	to	2.04	23,333	3.42	0.45	to	1.90	(1.05)	to	(2.46)

TA BlackRock Global Real Estate Securities Service Class

	12/31/2019		1,280,292	12.49	to	11.72	6,407,054	0.61	0.20	to	2.50	24.64	to	21.84

	12/31/2018		1,321,327	10.02	to	9.62	4,790,053	8.08	0.20	to	2.50	(10.51)	to	(12.53)

	12/31/2017		1,468,053	11.20	to	11.00	6,088,478	3.27	0.20	to	2.50	10.02	to	8.31

	12/31/2016		1,703,876	10.11	to	9.72	5,721,454	1.43	0.90	to	2.00	(0.48)	to	(1.56)

	12/31/2015		1,889,106	10.16	to	9.87	5,829,195	4.20	0.90	to	2.00	(1.76)	to	(2.83)

TA BlackRock Government Money Market Initial Class

	12/31/2019		135,343	1.00	to	0.80	179,063	1.97	1.25	to	2.50	0.71	to	(0.51)

	12/31/2018		176,536	1.00	to	0.80	232,251	1.84	1.25	to	2.50	0.54	to	(0.69)

	12/31/2017		126,501	0.99	to	0.80	165,775	0.01	1.25	to	2.50	(1.23)	to	(2.43)

	12/31/2016		58,892	1.00	to	0.92	78,249	0.01	1.25	to	1.90	(1.22)	to	(1.85)

	12/31/2015		106,547	1.02	to	0.94	143,537	0.01	1.25	to	1.90	(1.23)	to	(1.86)

TA BlackRock Government Money Market Service Class

	12/31/2019		8,862,256	10.03	to	0.78	29,386,715	1.67	0.20	to	2.50	1.51	to	(0.79)

	12/31/2018		7,842,179	9.88	to	0.79	20,467,005	0.73	0.20	to	2.50	0.64	to	(1.66)

	12/31/2017		7,834,925	9.82	to	0.80	22,509,391	0.01	0.20	to	2.50	(0.44)	to	(2.43)

	12/31/2016		12,254,624	9.84	to	9.29	36,408,179	0.01	0.45	to	2.00	(0.44)	to	(1.97)

	12/31/2015		10,390,576	9.88	to	9.48	47,562,444	0.01	0.45	to	2.00	(0.44)	to	(1.98)

TA BlackRock iShares Edge 100 Service Class

	12/31/2019		1,720,071	15.24	to	13.42	25,582,081	1.52	0.20	to	2.50	24.33	to	21.54

	12/31/2018		1,675,426	12.26	to	11.04	20,189,042	1.15	0.20	to	2.50	(5.52)	to	(7.65)

	12/31/2017		1,638,678	12.98	to	11.96	21,047,568	0.58	0.20	to	2.50	22.68	to	20.23

	12/31/2016	(1)	107,409	10.55	to	10.43	1,126,448	-	0.45	to	2.00	-	to	-

TA BlackRock iShares Edge 40 Initial Class

	12/31/2019		31,980	1.96	to	1.69	61,195	2.17	1.25	to	2.50	13.88	to	12.50

	12/31/2018		35,527	1.72	to	1.50	59,783	1.93	1.25	to	2.50	(5.33)	to	(6.49)

	12/31/2017		35,881	1.82	to	1.61	63,870	1.78	1.25	to	2.50	8.39	to	7.07

	12/31/2016		35,803	1.68	to	1.35	58,884	1.50	1.25	to	1.90	0.97	to	0.32

	12/31/2015		40,362	1.66	to	1.35	65,845	1.27	1.25	to	1.90	(1.31)	to	(1.94)

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Edge 40 Service Class

	12/31/2019		5,634,719	$12.91	to	$1.24	$21,835,279	2.01%	0.20%	to	2.50%	14.87%	to	12.30%

	12/31/2018		6,257,613	11.24	to	1.11	19,793,618	1.68	0.20	to	2.50	(4.62)	to	(6.77)

	12/31/2017		7,433,079	11.79	to	1.19	22,153,340	1.47	0.20	to	2.50	9.03	to	6.86

	12/31/2016		8,614,962	10.78	to	10.19	22,289,282	1.25	0.45	to	2.00	1.53	to	(0.02)

	12/31/2015		9,406,732	10.62	to	10.19	21,064,949	1.05	0.45	to	2.00	(0.87)	to	(2.39)

TA BlackRock iShares Edge 50 Service Class

	12/31/2019		2,157,603	12.97	to	11.84	26,937,300	0.95	0.20	to	2.50	15.80	to	13.21

	12/31/2018		1,227,760	11.20	to	10.46	13,386,876	0.87	0.20	to	2.50	(2.82)	to	(5.01)

	12/31/2017		716,979	11.52	to	11.01	8,137,482	0.77	0.20	to	2.50	12.34	to	10.10

	12/31/2016	(1)	345,827	10.23	to	10.11	3,516,806	-	0.45	to	2.00	-	to	-

TA BlackRock iShares Edge 75 Service Class

	12/31/2019		1,582,836	13.96	to	12.62	21,407,528	0.95	0.20	to	2.50	20.04	to	17.34

	12/31/2018		1,258,007	11.63	to	10.75	14,317,981	0.89	0.20	to	2.50	(4.10)	to	(6.27)

	12/31/2017		1,058,764	12.13	to	11.47	12,688,035	0.55	0.20	to	2.50	17.44	to	15.10

	12/31/2016	(1)	81,476	10.30	to	10.18	833,826	-	0.45	to	2.00	-	to	-

TA BlackRock Tactical Allocation Service Class

	12/31/2019		23,323,488	14.35	to	1.33	97,945,168	2.17	0.20	to	2.50	16.82	to	14.20

	12/31/2018		27,351,633	12.28	to	1.17	94,975,663	0.98	0.20	to	2.50	(4.61)	to	(6.76)

	12/31/2017		30,063,885	12.88	to	1.25	108,003,935	1.48	0.20	to	2.50	11.18	to	8.97

	12/31/2016		32,609,979	11.55	to	10.92	100,557,415	2.32	0.45	to	2.00	4.44	to	2.84

	12/31/2015		33,725,251	11.06	to	10.61	94,383,584	1.78	0.45	to	2.00	(0.57)	to	(2.10)

TA Greystone International Growth Initial Class

	12/31/2019		59,963	13.83	to	1.74	113,724	1.66	0.45	to	2.50	27.11	to	24.57

	12/31/2018		63,800	10.88	to	1.40	87,012	1.24	0.45	to	2.50	(18.08)	to	(19.73)

	12/31/2017		67,784	13.28	to	1.74	113,918	1.67	0.45	to	2.50	26.68	to	24.15

	12/31/2016		46,174	10.48	to	1.57	61,836	1.54	0.45	to	1.90	(0.37)	to	(1.78)

	12/31/2015		53,642	10.52	to	1.60	72,782	1.60	0.45	to	1.90	(0.37)	to	(1.79)

TA Greystone International Growth Service Class

	12/31/2019		1,597,061	13.48	to	12.37	8,079,049	1.35	0.20	to	2.50	27.15	to	24.30

	12/31/2018		1,767,291	10.60	to	9.95	6,860,618	0.53	0.20	to	2.50	(18.11)	to	(19.96)

	12/31/2017		6,976,614	12.95	to	12.43	23,218,498	1.33	0.20	to	2.50	25.85	to	23.90

	12/31/2016		5,268,104	10.22	to	9.82	13,345,400	1.35	0.90	to	2.00	(1.03)	to	(2.11)

	12/31/2015		5,061,054	10.33	to	10.03	12,388,616	1.27	0.90	to	2.00	(1.14)	to	(2.22)

TA International Equity Index Service Class

	12/31/2019		380,767	11.47	to	10.80	4,255,261	1.32	0.35	to	2.65	20.68	to	17.97

	12/31/2018		140,608	9.51	to	9.15	1,313,264	0.41	0.35	to	2.65	(14.53)	to	(16.46)

	12/31/2017	(1)	34,853	11.12	to	10.96	385,013	-	0.35	to	2.65	-	to	-

TA Janus Balanced Service Class

	12/31/2019		14,667,063	17.29	to	13.09	102,356,309	1.38	0.20	to	2.50	21.53	to	18.80

	12/31/2018		16,302,543	14.23	to	11.02	85,847,112	1.49	0.20	to	2.50	(0.27)	to	(2.52)

	12/31/2017		16,864,853	14.27	to	11.31	84,726,412	1.33	0.20	to	2.50	16.21	to	13.89

	12/31/2016		17,165,988	12.25	to	11.57	66,683,993	1.09	0.45	to	2.00	3.65	to	2.06

	12/31/2015		14,140,653	11.82	to	11.34	50,716,781	0.83	0.45	to	2.00	(0.33)	to	(1.86)

TA Janus Mid-Cap Growth Initial Class

	12/31/2019		4,730	19.59	to	2.33	21,270	0.03	0.45	to	2.50	36.10	to	33.38

	12/31/2018		8,193	14.39	to	1.74	64,489	0.07	0.45	to	2.50	(1.66)	to	(3.64)

	12/31/2017		4,743	14.64	to	1.81	14,086	0.05	0.45	to	2.50	28.43	to	25.87

	12/31/2016		32,509	11.40	to	1.88	47,880	-	0.45	to	1.90	(2.48)	to	(3.87)

	12/31/2015		24,339	11.69	to	1.95	33,445	-	0.45	to	1.90	(5.46)	to	(6.80)

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Janus Mid-Cap Growth Service Class

	12/31/2019	3,279,903	$19.08	to	$15.81	$20,122,605	-%	0.20%	to	2.50%	36.06%	to	33.00%

	12/31/2018	3,554,951	14.02	to	11.89	13,165,619	-	0.20	to	2.50	(1.65)	to	(3.87)

	12/31/2017	1,074,011	14.26	to	12.36	4,956,165	-	0.20	to	2.50	27.59	to	25.61

	12/31/2016	1,076,773	11.10	to	10.67	3,562,151	-	0.90	to	2.00	(3.18)	to	(4.23)

	12/31/2015	1,283,293	11.47	to	11.14	3,821,907	-	0.90	to	2.00	(6.11)	to	(7.14)

TA JPMorgan Asset Allocation - Conservative Initial Class

	12/31/2019	-	2.01	to	1.80	-	-	1.25	to	2.50	12.50	to	11.12

	12/31/2018	-	1.79	to	1.62	-	-	1.25	to	2.50	(5.17)	to	(6.33)

	12/31/2017	9,676	1.89	to	1.73	17,848	2.12	1.25	to	2.50	11.42	to	10.07

	12/31/2016	9,676	1.69	to	1.42	16,042	2.03	1.25	to	1.90	3.33	to	2.68

	12/31/2015	9,676	1.64	to	1.38	15,547	2.66	1.25	to	1.90	(3.17)	to	(3.79)

TA JPMorgan Asset Allocation - Conservative Service Class

	12/31/2019	18,105,007	13.17	to	11.28	63,826,265	2.35	0.20	to	2.50	13.32	to	10.75

	12/31/2018	20,318,517	11.62	to	10.18	61,918,870	1.59	0.20	to	2.50	(4.47)	to	(6.66)

	12/31/2017	22,261,316	12.16	to	10.91	67,550,887	1.92	0.20	to	2.50	12.06	to	9.83

	12/31/2016	23,849,251	10.83	to	10.23	60,565,402	1.78	0.45	to	2.00	3.84	to	2.24

	12/31/2015	29,281,139	10.43	to	10.01	64,424,762	2.02	0.45	to	2.00	(2.58)	to	(4.08)

TA JPMorgan Asset Allocation - Growth Initial Class

	12/31/2019	16,941	2.49	to	2.43	41,169	1.74	1.25	to	2.50	24.50	to	22.98

	12/31/2018	16,941	2.00	to	1.98	33,118	1.89	1.25	to	2.50	(11.51)	to	(12.59)

	12/31/2017	16,941	2.26	to	2.26	37,480	1.11	1.25	to	2.50	23.10	to	21.60

	12/31/2016	30,761	1.84	to	1.61	55,366	1.27	1.25	to	1.90	4.77	to	4.10

	12/31/2015	82,219	1.76	to	1.54	141,457	1.65	1.25	to	1.90	(3.14)	to	(3.76)

TA JPMorgan Asset Allocation - Growth Service Class

	12/31/2019	1,582,914	16.88	to	12.91	9,822,868	1.49	0.20	to	2.50	25.61	to	22.79

	12/31/2018	1,762,178	13.44	to	10.52	6,812,799	1.72	0.20	to	2.50	(10.88)	to	(12.90)

	12/31/2017	2,253,319	15.08	to	12.07	8,452,268	1.17	0.20	to	2.50	23.82	to	21.35

	12/31/2016	2,822,565	12.15	to	11.48	7,545,147	1.99	0.45	to	2.00	5.35	to	3.73

	12/31/2015	3,005,299	11.53	to	11.06	6,787,813	1.48	0.45	to	2.00	(2.55)	to	(4.06)

TA JPMorgan Asset Allocation - Moderate Initial Class

	12/31/2019	174,302	2.23	to	2.04	378,461	1.65	1.25	to	2.50	14.98	to	13.58

	12/31/2018	340,781	1.94	to	1.80	644,471	1.75	1.25	to	2.50	(6.30)	to	(7.45)

	12/31/2017	358,312	2.07	to	1.94	724,297	1.96	1.25	to	2.50	15.03	to	13.64

	12/31/2016	513,502	1.80	to	1.53	903,679	2.32	1.25	to	1.90	4.26	to	3.60

	12/31/2015	477,423	1.72	to	1.48	807,013	2.04	1.25	to	1.90	(3.43)	to	(4.05)

TA JPMorgan Asset Allocation - Moderate Service Class

	12/31/2019	73,968,848	14.18	to	1.83	314,877,570	1.97	0.20	to	2.50	15.95	to	13.34

	12/31/2018	82,307,295	12.23	to	1.61	281,356,104	1.56	0.20	to	2.50	(5.54)	to	(7.67)

	12/31/2017	92,461,728	12.95	to	1.75	300,651,662	1.64	0.20	to	2.50	15.60	to	13.30

	12/31/2016	104,593,983	11.17	to	10.56	281,768,454	1.96	0.45	to	2.00	4.78	to	3.18

	12/31/2015	111,980,841	10.66	to	10.23	279,599,191	1.85	0.45	to	2.00	(2.91)	to	(4.41)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class

	12/31/2019	21,059	2.38	to	2.24	48,802	2.50	1.25	to	2.50	18.53	to	17.08

	12/31/2018	206,539	2.01	to	1.91	410,450	1.88	1.25	to	2.50	(8.22)	to	(9.35)

	12/31/2017	206,571	2.19	to	2.11	447,561	1.71	1.25	to	2.50	18.30	to	16.86

	12/31/2016	211,341	1.85	to	1.59	387,179	2.10	1.25	to	1.90	5.23	to	4.57

	12/31/2015	149,672	1.76	to	1.52	261,989	2.19	1.25	to	1.90	(3.44)	to	(4.06)

TA JPMorgan Asset Allocation - Moderate Growth Service Class

	12/31/2019	41,813,237	15.37	to	1.43	187,724,351	1.94	0.20	to	2.50	19.55	to	16.87

	12/31/2018	47,913,709	12.86	to	1.22	174,322,733	1.65	0.20	to	2.50	(7.51)	to	(9.59)

	12/31/2017	54,159,674	13.90	to	1.35	200,756,348	1.52	0.20	to	2.50	18.96	to	16.59

	12/31/2016	57,499,076	11.66	to	11.02	162,356,929	1.79	0.45	to	2.00	5.78	to	4.16

	12/31/2015	61,880,963	11.02	to	10.58	153,403,905	2.01	0.45	to	2.00	(2.96)	to	(4.45)

65

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Core Bond Service Class

	12/31/2019		10,793,962	$11.41	to	$10.43	$41,431,886	2.36%	0.20%	to	2.50%	8.04%	to	5.61%

	12/31/2018		10,258,351	10.56	to	9.88	30,158,394	2.94	0.20	to	2.50	(0.29)	to	(2.54)

	12/31/2017		10,257,283	10.60	to	10.14	30,045,745	2.60	0.20	to	2.50	2.96	to	0.90

	12/31/2016		9,984,860	10.27	to	9.70	27,671,195	1.90	0.45	to	2.00	1.60	to	0.04

	12/31/2015		9,485,030	10.10	to	9.70	20,112,573	1.87	0.45	to	2.00	(0.11)	to	(1.65)

TA JPMorgan Enhanced Index Initial Class

	12/31/2019		173,973	21.86	to	2.48	751,989	1.17	0.45	to	2.50	30.45	to	27.84

	12/31/2018		194,650	16.76	to	1.94	638,397	1.12	0.45	to	2.50	(6.43)	to	(8.32)

	12/31/2017		204,079	17.91	to	2.12	722,249	0.57	0.45	to	2.50	20.61	to	18.21

	12/31/2016		206,326	14.85	to	2.00	610,859	0.39	0.45	to	1.90	10.85	to	9.28

	12/31/2015		236,425	13.40	to	1.83	634,049	0.97	0.45	to	1.90	(0.52)	to	(1.94)

TA JPMorgan Enhanced Index Service Class

	12/31/2019		564,116	21.30	to	13.57	5,689,537	0.89	0.20	to	2.50	30.43	to	27.50

	12/31/2018		632,391	16.33	to	10.65	5,294,028	0.87	0.20	to	2.50	(6.43)	to	(8.55)

	12/31/2017		610,054	17.46	to	11.64	6,488,465	0.41	0.20	to	2.50	19.74	to	17.88

	12/31/2016		466,902	14.48	to	13.92	4,419,905	0.16	0.90	to	2.00	10.13	to	8.93

	12/31/2015		378,610	13.15	to	12.78	1,978,768	0.81	0.90	to	2.00	(1.25)	to	(2.33)

TA JPMorgan International Moderate Growth Service Class

	12/31/2019		14,401,813	12.91	to	1.25	44,185,827	2.03	0.20	to	2.50	17.37	to	14.74

	12/31/2018		16,339,209	11.00	to	1.09	41,937,578	2.17	0.20	to	2.50	(12.09)	to	(14.07)

	12/31/2017		18,492,054	12.51	to	1.27	50,493,353	1.60	0.20	to	2.50	20.93	to	18.52

	12/31/2016		19,645,357	10.32	to	9.75	41,499,204	1.87	0.45	to	2.00	0.62	to	(0.92)

	12/31/2015		21,891,483	10.26	to	9.84	43,094,351	1.82	0.45	to	2.00	(2.32)	to	(3.83)

TA JPMorgan Mid Cap Value Service Class

	12/31/2019		1,664,311	18.37	to	2.55	18,129,091	1.14	0.20	to	2.50	25.74	to	22.92

	12/31/2018		1,822,059	14.61	to	2.07	14,420,132	0.63	0.20	to	2.50	(12.27)	to	(14.25)

	12/31/2017		2,459,077	16.66	to	2.42	20,619,585	0.54	0.20	to	2.50	12.68	to	10.44

	12/31/2016		5,651,589	14.75	to	13.93	26,255,068	1.90	0.45	to	2.00	13.77	to	12.02

	12/31/2015		5,733,005	12.96	to	12.44	20,803,900	0.76	0.45	to	2.00	(3.37)	to	(4.86)

TA JPMorgan Tactical Allocation Service Class

	12/31/2019		15,867,118	12.91	to	10.92	82,867,081	2.08	0.20	to	2.50	11.69	to	9.18

	12/31/2018		17,897,044	11.56	to	10.00	78,049,142	1.92	0.20	to	2.50	(3.38)	to	(5.56)

	12/31/2017		20,667,991	11.96	to	10.59	85,781,288	1.58	0.20	to	2.50	8.02	to	5.87

	12/31/2016		22,814,234	11.05	to	10.44	83,825,181	1.16	0.45	to	2.00	3.73	to	2.13

	12/31/2015		22,739,979	10.65	to	10.22	70,466,542	1.14	0.45	to	2.00	(0.85)	to	(2.37)

TA Legg Mason Dynamic Allocation - Balanced Service Class

	12/31/2019		15,186,512	13.30	to	1.17	85,177,436	1.60	0.20	to	2.50	15.83	to	13.20

	12/31/2018		16,297,233	11.48	to	1.03	80,719,543	1.40	0.20	to	2.50	(3.51)	to	(5.72)

	12/31/2017		18,245,161	11.90	to	1.09	93,925,698	1.11	0.20	to	2.50	9.97	to	7.78

	12/31/2016		22,101,622	10.79	to	10.19	96,492,892	1.10	0.45	to	2.00	(1.11)	to	(2.63)

	12/31/2015		24,115,700	10.91	to	10.47	93,488,870	0.91	0.45	to	2.00	(2.52)	to	(4.02)

TA Legg Mason Dynamic Allocation - Growth Service Class

	12/31/2019		9,594,730	13.86	to	1.29	55,719,855	1.37	0.20	to	2.50	16.59	to	13.94

	12/31/2018		11,137,528	11.89	to	1.13	52,742,521	1.23	0.20	to	2.50	(4.92)	to	(7.10)

	12/31/2017		12,174,684	12.50	to	1.22	60,496,584	0.98	0.20	to	2.50	12.70	to	10.45

	12/31/2016		15,446,885	11.07	to	10.46	62,664,292	0.99	0.45	to	2.00	(1.43)	to	(2.94)

	12/31/2015		16,046,497	11.23	to	10.77	66,569,685	0.69	0.45	to	2.00	(3.38)	to	(4.87)

TA Levin Large Cap Value Service Class

	12/31/2019		83,542	10.55	to	10.24	866,163	0.33	0.20	to	2.00	16.76	to	14.68

	12/31/2018	(1)	10,583	9.03	to	8.93	95,017	-	0.20	to	2.00	-	to	-

66

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Madison Diversified Income Service Class

	12/31/2019		479,428	$13.86	to	$11.59	$5,773,001	1.77%	0.20%	to	2.50%	14.71%	to	12.14%

	12/31/2018		174,620	12.08	to	10.34	1,953,770	1.52	0.20	to	2.50	(0.95)	to	(3.19)

	12/31/2017	(1)	100,620	12.19	to	10.68	1,092,716	0.34	0.20	to	2.50	-	to	-

TA Managed Risk - Balanced ETF Service Class

	12/31/2019		92,287,393	13.81	to	1.18	453,178,914	1.97	0.20	to	2.50	15.42	to	12.79

	12/31/2018		101,640,810	11.96	to	1.05	422,463,476	1.68	0.20	to	2.50	(4.74)	to	(6.92)

	12/31/2017		114,723,659	12.56	to	1.13	470,512,548	1.68	0.20	to	2.50	12.93	to	10.68

	12/31/2016		127,929,980	11.09	to	10.48	438,296,472	1.66	0.45	to	2.00	3.29	to	1.70

	12/31/2015		140,114,274	10.74	to	10.30	432,034,799	1.30	0.45	to	2.00	(2.21)	to	(3.71)

TA Managed Risk - Conservative ETF Service Class

	12/31/2019		21,020,453	13.19	to	1.20	76,229,911	2.07	0.20	to	2.50	11.97	to	9.42

	12/31/2018		26,627,431	11.78	to	1.09	77,976,438	1.80	0.20	to	2.50	(3.79)	to	(5.99)

	12/31/2017		29,909,663	12.25	to	1.16	89,983,402	1.84	0.20	to	2.50	10.54	to	8.33

	12/31/2016		33,427,887	11.05	to	10.44	88,366,488	1.62	0.45	to	2.00	3.61	to	2.02

	12/31/2015		37,681,242	10.67	to	10.24	86,100,597	1.49	0.45	to	2.00	(1.13)	to	(2.65)

TA Managed Risk - Growth ETF Service Class

	12/31/2019		82,914,893	14.92	to	1.42	354,763,682	1.75	0.20	to	2.50	19.17	to	16.46

	12/31/2018		93,132,624	12.52	to	1.22	329,410,155	1.60	0.20	to	2.50	(7.34)	to	(9.46)

	12/31/2017		107,929,650	13.52	to	1.35	395,368,871	1.62	0.20	to	2.50	17.94	to	15.59

	12/31/2016		122,841,558	11.43	to	10.80	354,352,467	1.66	0.45	to	2.00	4.20	to	2.60

	12/31/2015		130,279,773	10.97	to	10.53	339,220,776	1.48	0.45	to	2.00	(3.95)	to	(5.43)

TA Market Participation Strategy Service Class

	12/31/2019		6,372,242	14.95	to	11.76	33,306,180	0.91	0.20	to	2.50	18.34	to	15.69

	12/31/2018		6,796,055	12.63	to	10.16	30,245,258	0.37	0.20	to	2.50	(2.92)	to	(5.12)

	12/31/2017		7,606,598	13.01	to	10.71	34,598,644	0.31	0.20	to	2.50	10.30	to	8.10

	12/31/2016		8,820,580	11.77	to	11.12	34,140,280	0.16	0.45	to	2.00	3.70	to	2.10

	12/31/2015		8,065,884	11.35	to	10.89	31,264,212	-	0.45	to	2.00	(3.68)	to	(5.16)

TA Morgan Stanley Capital Growth Initial Class

	12/31/2019		497,222	10.55	to	3.46	2,070,531	-	0.45	to	2.50	22.21	to	20.72

	12/31/2018		27,889	3.15	to	2.87	94,093	-	1.25	to	2.50	5.36	to	4.07

	12/31/2017		26,276	2.99	to	2.75	84,267	-	1.25	to	2.50	41.83	to	40.10

	12/31/2016		28,129	2.11	to	2.05	63,699	-	1.25	to	1.90	(3.47)	to	(4.08)

	12/31/2015		34,497	2.18	to	2.14	81,045	-	1.25	to	1.90	10.41	to	9.70

TA Morgan Stanley Capital Growth Service Class

	12/31/2019		2,312,397	28.63	to	3.79	30,451,810	-	0.20	to	2.50	23.22	to	20.46

	12/31/2018		618,397	23.24	to	3.15	7,435,779	-	0.20	to	2.50	6.22	to	3.82

	12/31/2017		648,014	21.88	to	3.03	6,155,878	-	0.20	to	2.50	41.99	to	39.78

	12/31/2016		641,141	15.30	to	14.71	3,709,725	-	0.90	to	2.00	(3.37)	to	(4.43)

	12/31/2015		530,782	15.84	to	15.39	2,180,373	-	0.90	to	2.00	10.45	to	9.24

TA Multi-Managed Balanced Initial Class

	12/31/2019		12,065	3.03	to	2.59	35,669	1.66	1.25	to	2.50	20.27	to	18.80

	12/31/2018		12,065	2.52	to	2.18	29,702	1.44	1.25	to	2.50	(4.85)	to	(6.02)

	12/31/2017		12,065	2.65	to	2.32	31,264	0.86	1.25	to	2.50	12.73	to	11.36

	12/31/2016		12,065	2.35	to	2.06	27,775	1.18	1.25	to	1.90	6.55	to	5.87

	12/31/2015		23,192	2.21	to	1.95	50,184	1.37	1.25	to	1.90	(1.02)	to	(1.65)

TA Multi-Managed Balanced Service Class

	12/31/2019		14,676,803	16.94	to	12.28	140,845,790	1.42	0.20	to	2.50	21.25	to	18.53

	12/31/2018		16,784,488	13.97	to	10.36	124,897,566	1.23	0.20	to	2.50	(4.10)	to	(6.26)

	12/31/2017		19,130,187	14.56	to	11.05	133,663,918	0.79	0.20	to	2.50	13.31	to	11.05

	12/31/2016		12,471,373	12.82	to	12.11	83,405,643	1.01	0.45	to	2.00	7.16	to	5.51

	12/31/2015		4,342,112	11.97	to	11.48	13,596,331	1.19	0.45	to	2.00	(0.51)	to	(2.04)

67

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Multi-Manager Alternative Strategies Service Class

	12/31/2019	39,931	$10.76	to	$9.99	$408,149	0.80%	0.20%	to	2.50%	8.05%	to	5.59%

	12/31/2018	31,168	9.96	to	9.46	298,469	0.79	0.20	to	2.50	(4.82)	to	(7.00)

	12/31/2017	27,933	10.46	to	10.17	283,601	1.29	0.20	to	2.50	4.29	to	3.05

	12/31/2016	21,576	10.01	to	9.64	212,059	2.59	0.45	to	1.65	1.56	to	0.35

	12/31/2015	13,978	9.85	to	9.60	136,414	0.36	0.45	to	1.65	(6.03)	to	(7.15)

TA PIMCO Tactical - Balanced Service Class

	12/31/2019	8,706,125	14.24	to	1.18	35,792,828	0.16	0.20	to	2.50	19.44	to	16.76

	12/31/2018	9,336,422	11.92	to	1.01	32,006,412	3.20	0.20	to	2.50	(7.12)	to	(9.22)

	12/31/2017	10,673,517	12.84	to	1.12	37,398,555	0.30	0.20	to	2.50	11.54	to	9.31

	12/31/2016	11,684,566	11.48	to	10.85	37,518,764	0.29	0.45	to	2.00	4.91	to	3.30

	12/31/2015	11,441,634	10.95	to	10.50	32,381,298	-	0.45	to	2.00	(2.98)	to	(4.48)

TA PIMCO Tactical - Conservative Service Class

	12/31/2019	5,073,711	13.81	to	1.19	22,878,376	0.10	0.20	to	2.50	17.33	to	14.70

	12/31/2018	5,429,191	11.77	to	1.04	20,340,485	3.26	0.20	to	2.50	(5.34)	to	(7.47)

	12/31/2017	6,197,607	12.44	to	1.12	24,740,125	1.28	0.20	to	2.50	9.90	to	7.71

	12/31/2016	7,056,786	11.29	to	10.67	24,094,824	0.44	0.45	to	2.00	4.51	to	2.90

	12/31/2015	6,127,329	10.80	to	10.36	16,490,590	0.31	0.45	to	2.00	(2.52)	to	(4.02)

TA PIMCO Tactical - Growth Service Class

	12/31/2019	6,130,646	14.80	to	1.33	38,321,521	-	0.20	to	2.50	21.31	to	18.59

	12/31/2018	6,847,294	12.20	to	1.12	33,203,902	3.08	0.20	to	2.50	(7.87)	to	(9.95)

	12/31/2017	7,566,104	13.24	to	1.24	37,085,031	0.41	0.20	to	2.50	14.31	to	12.03

	12/31/2016	7,608,963	11.55	to	10.91	30,537,277	-	0.45	to	2.00	4.40	to	2.80

	12/31/2015	7,697,689	11.07	to	10.62	28,486,728	-	0.45	to	2.00	(3.89)	to	(5.37)

TA PIMCO Total Return Initial Class

	12/31/2019	144,114	1.79	to	1.43	251,069	2.32	1.25	to	2.50	7.08	to	5.77

	12/31/2018	201,903	1.67	to	1.35	328,990	2.69	1.25	to	2.50	(1.89)	to	(3.09)

	12/31/2017	209,554	1.70	to	1.39	348,545	-	1.25	to	2.50	3.59	to	2.33

	12/31/2016	173,971	1.64	to	1.39	279,735	3.25	1.25	to	1.90	1.45	to	0.80

	12/31/2015	184,212	1.62	to	1.38	292,408	2.68	1.25	to	1.90	(0.55)	to	(1.19)

TA PIMCO Total Return Service Class

	12/31/2019	24,181,100	11.29	to	10.41	71,713,529	2.25	0.20	to	2.50	8.00	to	5.55

	12/31/2018	26,993,438	10.46	to	9.86	70,767,725	2.43	0.20	to	2.50	(1.22)	to	(3.48)

	12/31/2017	30,035,880	10.58	to	10.22	76,692,551	-	0.20	to	2.50	4.18	to	2.10

	12/31/2016	33,634,576	10.14	to	9.58	76,869,825	2.22	0.45	to	2.00	2.02	to	0.45

	12/31/2015	35,901,430	9.94	to	9.53	71,428,468	2.62	0.45	to	2.00	0.07	to	(1.47)

TA PineBridge Inflation Opportunities Service Class

	12/31/2019	6,890,549	10.06	to	10.28	16,265,210	2.29	0.20	to	2.50	7.99	to	5.56

	12/31/2018	7,443,170	9.31	to	9.74	15,136,032	1.79	0.20	to	2.50	(1.74)	to	(3.96)

	12/31/2017	8,592,127	9.48	to	10.14	15,394,034	0.22	0.20	to	2.50	2.67	to	0.62

	12/31/2016	9,361,263	9.21	to	8.70	14,601,121	0.59	0.45	to	2.00	3.34	to	1.75

	12/31/2015	10,242,463	8.91	to	8.55	14,060,193	1.26	0.45	to	2.00	(3.30)	to	(4.79)

TA ProFunds UltraBear Service Class (OAM)

	12/31/2019	18,877,817	0.03	to	3.94	453,736	-	1.00	to	2.50	(43.45)	to	(44.25)

	12/31/2018	35,358,102	0.04	to	7.06	1,498,950	-	1.00	to	2.50	5.48	to	3.91

	12/31/2017	11,919,880	0.04	to	6.80	479,737	-	1.00	to	2.50	(33.00)	to	(34.00)

	12/31/2016	18,800,019	0.06	to	0.06	1,139,167	-	1.00	to	1.95	(24.36)	to	(25.04)

	12/31/2015	13,939,989	0.08	to	0.08	1,122,262	-	1.00	to	1.95	(8.20)	to	(9.05)

TA QS Investors Active Asset Allocation - Moderate Service Class

	12/31/2019	21,167,125	12.83	to	1.19	85,725,821	1.82	0.20	to	2.50	10.91	to	8.39

	12/31/2018	22,998,302	11.56	to	1.10	83,488,938	1.45	0.20	to	2.50	(4.36)	to	(6.55)

	12/31/2017	25,368,039	12.09	to	1.18	93,891,791	1.53	0.20	to	2.50	14.93	to	12.64

	12/31/2016	28,275,068	10.50	to	9.92	89,329,578	1.21	0.45	to	2.00	1.73	to	0.17

	12/31/2015	32,742,037	10.32	to	9.90	95,406,942	0.98	0.45	to	2.00	(4.71)	to	(6.17)

68

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA QS Investors Active Asset Allocation - Conservative Service Class

	12/31/2019		6,386,750	$12.59	to	$1.12	$22,160,340	1.98%	0.20%	to	2.50%	11.01%	to	8.49%

	12/31/2018		7,176,393	11.34	to	1.04	21,945,243	1.59	0.20	to	2.50	(3.08)	to	(5.30)

	12/31/2017		8,365,097	11.70	to	1.09	26,090,564	1.73	0.20	to	2.50	11.20	to	8.98

	12/31/2016		9,783,495	10.50	to	9.92	25,125,769	1.26	0.45	to	2.00	2.19	to	0.62

	12/31/2015		11,470,352	10.27	to	9.85	26,610,104	1.00	0.45	to	2.00	(2.80)	to	(4.29)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class

	12/31/2019		10,905,328	13.18	to	1.18	48,681,743	1.68	0.20	to	2.50	11.13	to	8.61

	12/31/2018		12,229,813	11.86	to	1.08	48,723,711	1.30	0.20	to	2.50	(6.14)	to	(8.29)

	12/31/2017		14,109,933	12.63	to	1.18	57,992,860	1.27	0.20	to	2.50	19.77	to	17.38

	12/31/2016		15,556,628	10.52	to	9.94	53,011,793	1.06	0.45	to	2.00	1.51	to	(0.05)

	12/31/2015		18,408,252	10.37	to	9.95	58,624,473	1.03	0.45	to	2.00	(6.95)	to	(8.39)

TA Small/Mid Cap Value Initial Class

	12/31/2019		258,481	18.99	to	14.57	2,957,163	0.94	0.45	to	1.55	24.72	to	23.37

	12/31/2018		287,183	15.23	to	11.81	2,775,440	0.91	0.45	to	1.55	(11.86)	to	(12.82)

	12/31/2017		295,652	17.28	to	13.54	3,307,890	1.11	0.45	to	1.55	15.04	to	13.79

	12/31/2016		320,871	15.02	to	11.90	3,209,500	0.76	0.45	to	1.55	20.58	to	19.28

	12/31/2015		358,219	12.46	to	9.98	3,066,345	1.02	0.45	to	1.55	(2.95)	to	(4.00)

TA Small/Mid Cap Value Service Class

	12/31/2019		3,108,705	18.50	to	11.63	16,559,758	0.77	0.20	to	2.50	24.69	to	21.89

	12/31/2018		3,210,853	14.84	to	9.54	11,101,674	0.67	0.20	to	2.50	(11.81)	to	(13.81)

	12/31/2017		3,407,142	16.83	to	11.07	12,762,113	0.98	0.20	to	2.50	14.23	to	12.46

	12/31/2016		3,406,282	14.63	to	14.06	10,341,703	0.55	0.90	to	2.00	19.73	to	18.42

	12/31/2015		3,497,356	12.22	to	11.87	8,150,627	0.82	0.90	to	2.00	(3.60)	to	(4.66)

TA T. Rowe Price Small Cap Initial Class

	12/31/2019		55,309	23.13	to	3.77	179,389	-	0.45	to	2.50	32.18	to	29.53

	12/31/2018		67,882	17.50	to	2.91	301,771	-	0.45	to	2.50	(7.50)	to	(9.36)

	12/31/2017		75,660	18.92	to	3.21	369,816	-	0.45	to	2.50	21.84	to	19.41

	12/31/2016		65,922	15.53	to	2.59	265,399	-	0.45	to	1.90	10.72	to	9.15

	12/31/2015		78,635	14.03	to	2.38	261,501	-	0.45	to	1.90	1.97	to	0.52

TA T. Rowe Price Small Cap Service Class

	12/31/2019		4,617,104	22.54	to	13.73	42,539,360	-	0.20	to	2.50	32.12	to	29.16

	12/31/2018		4,826,212	17.06	to	10.63	30,144,074	-	0.20	to	2.50	(7.47)	to	(9.56)

	12/31/2017		5,550,914	18.43	to	11.75	37,625,384	-	0.20	to	2.50	20.93	to	19.05

	12/31/2016		5,742,239	15.14	to	14.55	29,755,780	-	0.90	to	2.00	10.01	to	8.81

	12/31/2015		5,862,406	13.76	to	13.37	24,844,869	-	0.90	to	2.00	1.24	to	0.13

TA TS&W International Equity Initial Class

	12/31/2019		259,790	13.47	to	1.76	680,785	1.42	0.45	to	2.50	20.52	to	18.11

	12/31/2018		282,345	11.18	to	1.49	605,509	2.36	0.45	to	2.50	(15.90)	to	(17.60)

	12/31/2017		296,543	13.29	to	1.81	765,459	2.19	0.45	to	2.50	22.36	to	19.92

	12/31/2016		316,110	10.86	to	1.49	672,352	2.65	0.45	to	1.90	0.63	to	(0.80)

	12/31/2015		374,274	10.80	to	1.50	777,937	2.98	0.45	to	1.90	0.86	to	(0.57)

TA TS&W International Equity Service Class

	12/31/2019		670,221	13.12	to	11.61	4,022,769	1.23	0.20	to	2.50	20.49	to	17.79

	12/31/2018		689,255	10.89	to	9.85	2,850,415	2.00	0.20	to	2.50	(15.87)	to	(17.77)

	12/31/2017		763,813	12.94	to	11.98	3,615,192	2.00	0.20	to	2.50	21.56	to	19.68

	12/31/2016		695,271	10.58	to	10.16	2,505,044	2.57	0.90	to	2.00	(0.13)	to	(1.22)

	12/31/2015		659,509	10.59	to	10.29	2,459,651	3.18	0.90	to	2.00	0.13	to	(0.96)

TA U.S. Equity Index Service Class

	12/31/2019		2,521,965	13.95	to	13.13	34,204,134	0.49	0.35	to	2.65	30.44	to	27.52

	12/31/2018		542,868	10.69	to	10.29	5,693,818	0.25	0.35	to	2.65	(5.32)	to	(7.46)

	12/31/2017	(1)	81,862	11.29	to	11.12	918,226	-	0.35	to	2.65	-	to	-

69

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Initial Class

	12/31/2019		2,182,247	$25.98	to	$3.13	$5,281,265	0.12%	0.45%	to	2.50%	39.42%	to	36.63%

	12/31/2018		1,524,500	18.63	to	2.29	2,666,025	0.48	0.45	to	2.50	(0.24)	to	(2.25)

	12/31/2017		1,688,314	18.68	to	2.35	3,010,710	0.41	0.45	to	2.50	28.62	to	26.06

	12/31/2016		1,806,388	14.52	to	1.89	2,506,822	0.40	0.45	to	1.90	2.35	to	0.90

	12/31/2015		2,057,869	14.19	to	1.87	2,814,938	0.71	0.45	to	1.90	6.37	to	4.86

TA WMC US Growth Service Class

	12/31/2019		4,841,963	25.30	to	16.42	36,887,190	-	0.20	to	2.50	39.40	to	36.27

	12/31/2018		4,196,509	18.15	to	12.05	20,207,482	0.27	0.20	to	2.50	(0.23)	to	(2.49)

	12/31/2017		4,828,655	18.19	to	12.36	22,079,032	0.21	0.20	to	2.50	27.71	to	25.73

	12/31/2016		4,989,273	14.15	to	13.60	16,149,242	0.17	0.90	to	2.00	1.62	to	0.52

	12/31/2015		5,171,418	13.92	to	13.53	14,352,790	0.42	0.90	to	2.00	5.66	to	4.50

Vanguard® - Capital Growth

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® - Conservative Allocation

	12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® - Diversified Value

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Balanced

	12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® Equity Income

	12/31/2019	(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

Vanguard® Equity Index

	12/31/2019		-	22.23	to	21.75	-	3.38	0.27	to	1.20	30.45	to	29.74

	12/31/2018		54,305	17.04	to	16.76	917,606	1.65	0.65	to	1.20	(5.13)	to	(5.65)

	12/31/2017		54,305	17.96	to	17.77	968,675	1.78	0.65	to	1.20	20.87	to	20.45

	12/31/2016		54,305	14.86	to	14.67	802,610	2.21	0.65	to	1.00	11.09	to	10.70

	12/31/2015		54,305	13.38	to	13.25	723,578	1.78	0.65	to	1.00	0.61	to	0.26

Vanguard® Global Bond Index

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® Growth

	12/31/2019	(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® High Yield Bond

	12/31/2019	(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® International

	12/31/2019		-	17.44	to	17.06	-	2.78	0.27	to	1.20	30.37	to	29.65

	12/31/2018		41,630	13.38	to	13.16	552,283	0.77	0.65	to	1.20	(13.18)	to	(13.66)

	12/31/2017		42,242	15.41	to	15.24	646,515	1.06	0.65	to	1.20	41.75	to	41.26

	12/31/2016		42,274	10.87	to	10.73	457,069	1.41	0.65	to	1.00	1.22	to	0.87

	12/31/2015		40,206	10.74	to	10.64	430,009	2.00	0.65	to	1.00	(1.41)	to	(1.76)

Vanguard® Mid-Cap Index

	12/31/2019		35,072	20.02	to	19.58	689,112	1.39	0.27	to	1.20	30.02	to	29.31

	12/31/2018		-	15.39	to	15.14	-	-	0.65	to	1.20	(9.92)	to	(10.42)

	12/31/2017		-	17.09	to	16.90	-	-	0.65	to	1.20	18.31	to	17.90

	12/31/2016		-	14.44	to	14.26	-	-	0.65	to	1.00	10.40	to	10.01

	12/31/2015		-	13.08	to	12.96	-	-	0.65	to	1.00	(2.07)	to	(2.42)

Vanguard® Moderate Allocation

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Money Market

	12/31/2019	(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-

70

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

			At December 31					For the Year Ended December 31
Subaccount			Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Real Estate Index

	12/31/2019		18,469	$15.77	to	$15.43	$285,300	2.72%	0.27%	to	1.20%	27.97%	to	27.27%

	12/31/2018		-	12.32	to	12.12	-	-	0.65	to	1.20	(5.97)	to	(6.49)

	12/31/2017		-	13.10	to	12.96	-	-	0.65	to	1.20	4.10	to	3.74

	12/31/2016		-	12.59	to	12.43	-	-	0.65	to	1.00	7.66	to	7.28

	12/31/2015		-	11.69	to	11.58	-	-	0.65	to	1.00	1.56	to	1.21

Vanguard® Short-Term Investment Grade

	12/31/2019		76,045	11.06	to	10.82	824,640	2.61	0.27	to	1.20	5.01	to	4.43

	12/31/2018		-	10.53	to	10.36	-	-	0.65	to	1.20	0.38	to	(0.17)

	12/31/2017		-	10.49	to	10.38	-	-	0.65	to	1.20	1.43	to	1.08

	12/31/2016		-	10.34	to	10.21	-	-	0.65	to	1.00	2.05	to	1.70

	12/31/2015		-	10.13	to	10.04	-	-	0.65	to	1.00	0.47	to	0.12

Vanguard® Total Bond Market Index

	12/31/2019		70,627	11.32	to	11.08	782,393	3.09	0.27	to	1.20	7.97	to	7.38

	12/31/2018		34,255	10.49	to	10.32	356,183	2.30	0.65	to	1.20	(0.78)	to	(1.33)

	12/31/2017		34,255	10.57	to	10.46	359,524	2.36	0.65	to	1.20	2.81	to	2.45

	12/31/2016		34,255	10.28	to	10.15	350,212	2.27	0.65	to	1.00	1.81	to	1.45

	12/31/2015		34,255	10.10	to	10.00	344,505	2.44	0.65	to	1.00	(0.32)	to	(0.66)

Vanguard® Total International Stock Market Index

	12/31/2019	(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-

Vanguard® Total Stock Market Index

	12/31/2019	(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Voya Global Perspectives Class S Shares

	12/31/2019		-	11.67	to	11.22	-	-	1.29	to	2.14	16.56	to	15.58

	12/31/2018		-	10.01	to	9.70	-	-	1.29	to	2.14	(8.66)	to	(9.44)

	12/31/2017		-	10.96	to	10.72	-	-	1.29	to	2.14	13.25	to	12.29

	12/31/2016		-	9.68	to	9.54	-	-	1.29	to	2.14	5.19	to	4.30

	12/31/2015	(1)	-	9.20	to	9.15	-	-	1.29	to	2.14	-	to	-

Voya Large Cap Value Class S Shares

	12/31/2019		-	13.01	to	12.50	-	-	1.29	to	2.14	23.18	to	22.14

	12/31/2018		-	10.56	to	10.24	-	-	1.29	to	2.14	(9.19)	to	(9.96)

	12/31/2017		-	11.63	to	11.37	-	-	1.29	to	2.14	11.78	to	10.84

	12/31/2016		-	10.40	to	10.26	-	-	1.29	to	2.14	12.13	to	11.18

	12/31/2015	(1)	-	9.28	to	9.23	-	-	1.29	to	2.14	-	to	-

Voya Strategic Allocation Conservative Class S Shares

	12/31/2019		-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05

	12/31/2018		-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)

	12/31/2017		-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86

	12/31/2016		-	10.00	to	9.86	-	-	1.29	to	2.14	4.12	to	3.25

	12/31/2015	(1)	-	9.61	to	9.55	-	-	1.29	to	2.14	-	to	-

Voya Strategic Allocation Moderate Class S Shares

	12/31/2019		-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42

	12/31/2018		-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)

	12/31/2017		-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88

	12/31/2016		-	9.98	to	9.84	-	-	1.29	to	2.14	4.96	to	4.07

	12/31/2015	(1)	-	9.51	to	9.45	-	-	1.29	to	2.14	-	to	-

Wanger International

	12/31/2019		-	14.44	to	14.17	-	-	0.45	to	0.90	29.41	to	28.83

	12/31/2018		-	11.16	to	11.00	-	-	0.45	to	0.90	(18.07)	to	(18.44)

	12/31/2017		-	13.62	to	13.49	-	-	0.45	to	0.90	32.32	to	31.86

	12/31/2016		-	10.30	to	10.16	-	-	0.45	to	0.80	(1.85)	to	(2.19)

	12/31/2015		-	10.49	to	10.39	-	-	0.45	to	0.80	(0.35)	to	(0.70)

71

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger USA

	12/31/2019	-	$21.87	to	$21.46	$-	-%	0.45%	to	0.90%	30.51%	to	29.93%

	12/31/2018	-	16.75	to	16.52	-	-	0.45	to	0.90	(1.91)	to	(2.35)

	12/31/2017	-	17.08	to	16.91	-	-	0.45	to	0.90	19.05	to	18.63

	12/31/2016	-	14.35	to	14.17	-	-	0.45	to	0.80	13.18	to	12.78

	12/31/2015	-	12.68	to	12.56	-	-	0.45	to	0.80	(1.06)	to	(1.40)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

72

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

73

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2019

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves. Since January 2020, the Coronavirus disease (COVID-19) pandemic and economic uncertainties have arisen which have impacted the Separate Account’s net assets. The extent to which the COVID-19 pandemic will continue to impact the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

74

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

	(2)		Not Applicable.

	(3)	(a)	Not Applicable.

		(b)	Form of Broker/Dealer and Sales Agreement. Note 1

	(4)	(a)	Form of Policy. Note 9

		(b)	Form of Policy Rider (GMDB). Note 9

	(5)	(a)	Form of Application. Note 9

	(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

		(b)	Bylaws of Transamerica Life Insurance Company. Note 2

	(7)		Reinsurance Agreements. Not Applicable

	(8)	(a)	Participation Agreement (Vanguard). Note 3

		(a)(1)	Seventh Amendment to Participation Agreement (Vanguard). Note 4

		(a)(2)	Eighth Amendment to Participation Agreement (Vanguard). Note 4

		(a)(3)	Ninth Amendment to Participation Agreement (Vanguard). Note 5

		(a)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Vanguard). Note 6

		(a)(5)	Amended Schedule A to Participation Agreement dated September 22, 2017 (Vanguard). Note 7

		(a)(6)	Revised Schedule A to Participation Agreement dated October 29, 2019 (Vanguard). Note 10

		(a)(7)	Amendment to Participation Agreement (Vanguard). Note 10

	(8)	(b)	Participation Agreement (DFA). Note 8

		(b)(1)	Amendment to Participation Agreement (DFA). Note 8

		(b)(2)	Amendment No. 3 to Participation Agreement (DFA). Note 10

	(9)		Opinion and Consent of Counsel. Note 10

	(10)		Consent of Independent Registered Public Accounting Firm. Note 10

	(11)		Not applicable.

	(12)	Not applicable.

	(13)	Powers of Attorney. (Blake S. Bostwick, Fred Gingerich, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk) Note 10

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-109579) filed on January 16, 2004.

Note 4.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-186031) filed on January 15, 2013.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186031) filed on April 29, 2014.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-186031) filed on April 24, 2017.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-186031) filed on April 30, 2018.

Note 8.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233812) filed on September 18, 2019.

Note 9.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-233812) filed on December 19, 2019.

Note 10.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Blake S. Bostwick	Director and President
1801 California St. Suite 5200
Denver, CO 80202

Fred Gingerich	Controller and Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, IA 52499

Mark W. Mullin	Director and Chairman of the Board
100 Light Street
Baltimore, MD 21202

Jay Orlandi 100 Light Street	Director, Chief Legal and Administrative Officer, Executive Vice President, Secretary and Special Counsel
Baltimore, MD 21202

David Schulz	Director, Chief Tax Officer and Senior Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, IA 52499

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Chief Financial Officer, Executive Vice President, and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
As of December 31, 2019, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Premier Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Premier Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Sole Member: Aegon Community Investments 60, LLC	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Sole Member: Aegon Community Investments 61, LLC	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (62.2165%) ; Transamerica Premier Life Insurance Company (37.7835%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Multi-Family Equity Fund, LLC	Delaware

Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager - AMFETF Manager, LLC (0%)

Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon Opportunity Zone Fund 2, L.P.	Delaware	Limited Partner: AEGON USA Realty Advisors, LLC (100%) General Partner: Aegon OZF Investments 2, LLC (0%)	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon OZF Investments 2, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware

General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3, LP	Delaware

General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware	Undecided as of 11/1/19	Multifamily private equity structure with third-party Investor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non-affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third-party Investor
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Premier Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non-AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Premier Life Insurance Company (14%) Investor Member; non-affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware

Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC

Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Premier Life Insurance Company (60%); Transamerica Life Insurance Company (35%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (55%); Transamerica Premier Life Insurance Company (35%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Onno van Klinken, Mark W. Mullin, Jay Orlandi and Alexander R. Wynaendts	Delaware	100% AEGON International B.V.	Voting Trust

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of February 29, 2020, there were 4 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) None

(b) Not Applicable

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

The Depositor hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 29th day of April, 2020.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 29, 2020

* Fred Gingerich	Controller, and Vice President	April 29, 2020

* Mark W. Mullin	Director and Chairman of the Board	April 29, 2020

* Jay Orlandi	Director, Chief Legal and Administrative Officer, Executive Vice President, Secretary and Special Counsel	April 29, 2020

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 29, 2020

* C. Michiel van Katwijk	Director, Chief Financial Officer, Executive Vice President and Treasurer	April 29, 2020

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	April 29, 2020

*	By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.